LEGG MASON PARTNERS FUNDS

(formerly, Smith Barney Funds)

125 Broad Street

New York, New York 10004

Special Meeting of Shareholders to be held December 20, 2006

November 13, 2006

Dear Shareholder:

You are being asked to vote on one or more proposed transactions related to the legacy Citigroup Asset Management funds you own. These funds consist of the Legg Mason Partners funds (formerly known as Smith Barney funds), the Salomon Brothers funds and the CitiFunds.

A chart summarizing the proposals to reorganize the funds is included on the reverse side of this letter, and detailed information about each of the proposals is contained in the enclosed materials.

The Board of Trustees/Directors of each of the funds identified as “your fund” on the reverse side of this letter has called a special meeting of shareholders (“Meeting”) for your fund to be held on December 20, 2006, at the offices of Bingham McCutchen LLP, 399 Park Avenue, 19th floor, New York, New York 10022 at 1:00 p.m. Eastern time in order to vote on the proposed transaction regarding your fund(s). Each transaction involves a proposal to reorganize a fund into the corresponding surviving fund (a “Reorganization”). The attached Proxy Statement/Prospectus only asks for your approval of the proposed Reorganization for your fund(s). After careful consideration, the Board(s) of the respective fund(s) recommends that you vote “FOR” each proposed Reorganization.

The Reorganizations are part of a larger set of initiatives that Legg Mason has recently undertaken following its acquisition of Citigroup Asset Management in 2005. These initiatives are designed to integrate and streamline many of the company’s mutual fund offerings, including the legacy Citigroup Asset Management funds, in an effort to focus on those funds that Legg Mason believes offer the best prospects for long-term viability, attractive long-term performance and greater asset growth over time. Asset growth over time offers the potential for greater economies of scale, lower expenses and greater portfolio management efficiency. The other initiatives, which are not included in the attached materials, include proposals to reorganize other funds as well as proposed changes in the investment strategies, policies and restrictions of certain funds and changes to the funds’ fee structures and forms of organization. Certain of these initiatives also will require shareholder approval. The Boards of the affected funds have recently approved these initiatives and if the initiatives apply to your fund, they have been presented for your consideration and approval in separate sets of proxy materials that were sent to you earlier in the fall. Legg Mason believes that these initiatives also will create a stronger and more cohesive family of funds.

Your vote is very important to us regardless of the number of shares you own. Whether or not you plan to attend the Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly. To vote, simply complete, sign and return the proxy card in the enclosed postage-paid envelope or follow the instructions on the proxy card for voting by touch-tone telephone or on the internet.

It is important that your vote be received no later than the time of the Meeting.

Sincerely,

R. Jay Gerken

President and Chief Executive Officer

Legg Mason Partners Investment Funds, Inc.

Legg Mason Partners Investment Series

J

Your Fund	Surviving Fund

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (formerly, Smith Barney Multiple Discipline Funds—Large Cap Growth and Value Fund)	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (formerly, Smith Barney Multiple Discipline Funds—All Cap Growth and Value Fund)

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (formerly, Smith Barney Multiple Discipline Funds—Global All Cap Growth and Value Fund)	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (formerly, Smith Barney Multiple Discipline Funds—All Cap Growth and Value Fund)

Legg Mason Partners Multiple Discipline Funds All Cap and International (formerly, Smith Barney Multiple Discipline Funds—All Cap and International Fund)	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (formerly, Smith Barney Multiple Discipline Funds—All Cap Growth and Value Fund)

Legg Mason Partners Growth and Income Fund (formerly, Smith Barney Growth and Income Fund)	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (formerly, Smith Barney Multiple Discipline Funds—All Cap Growth and Value Fund)

LEGG MASON PARTNERS FUNDS

IMPORTANT NEWS FOR SHAREHOLDERS

The enclosed combined Proxy Statement/Prospectus describes a proposal to reorganize your fund into a compatible fund. While we encourage you to read the full text of the enclosed combined Proxy Statement/Prospectus, here is a brief overview of the proposed fund reorganizations. The information in this overview applies generally to all of the funds, except where more specific information about a fund is included. Please refer to the more complete information contained elsewhere in the combined Proxy Statement/Prospectus about the reorganizations.

COMMON QUESTIONS ABOUT THE PROPOSED REORGANIZATIONS

Q.	WHY IS A SHAREHOLDER MEETING BEING HELD?

A. The Board of your fund has approved a reorganization, subject to shareholder approval, under which your fund would be combined with another Legg Mason-affiliated fund that has investment objectives and policies similar to your fund. If shareholders of your fund approve the reorganization, you would become a shareholder of the corresponding surviving fund in the chart below.

Your Fund	Surviving Fund

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (formerly, Smith Barney Multiple Discipline Funds—Large Cap Growth and Value Fund)	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (formerly, Smith Barney Multiple Discipline Funds—All Cap Growth and Value Fund)

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (formerly, Smith Barney Multiple Discipline Funds—Global All Cap Growth and Value Fund)	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (formerly, Smith Barney Multiple Discipline Funds—All Cap Growth and Value Fund)

Legg Mason Partners Multiple Discipline Funds All Cap and International (formerly, Smith Barney Multiple Discipline Funds—All Cap and International Fund)	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (formerly, Smith Barney Multiple Discipline Funds—All Cap Growth and Value Fund)

Legg Mason Partners Growth and Income Fund (formerly, Smith Barney Growth and Income Fund)	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (formerly, Smith Barney Multiple Discipline Funds—All Cap Growth and Value Fund)

Q.	HOW WILL A REORGANIZATION AFFECT ME?

A. If the reorganization of your fund is approved, your fund’s assets and liabilities will be combined with the assets and liabilities of the surviving fund and you will become a shareholder of the surviving fund. You will receive shares of the surviving fund having an aggregate net asset value equal to the aggregate net asset value of the shares of your fund that you own on the date of the reorganization.

Q.	WHY ARE THE REORGANIZATIONS BEING RECOMMENDED?

A. As you may be aware, on December 1, 2005, Legg Mason acquired substantially all the asset management businesses of Citigroup Asset Management. Since that time, Legg Mason has undertaken a broad set of initiatives, including a comprehensive review of its various products, with the goal of integrating and streamlining the legacy Citigroup Asset Management funds, in an effort to focus on those funds that we believe offer the best prospects for long-term viability, attractive long-term performance and greater asset growth over time. Asset growth over time offers the potential for greater economies of scale, lower expenses and greater portfolio manager efficiency.

Q.	ARE MY FUND’S INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO THOSE OF ITS SURVIVING FUND?

A. Legg Mason has recommended the surviving fund in each reorganization based on, among other factors, its evaluation of the compatibility of your fund’s investment objectives and policies with those of the surviving fund. There are, however, certain differences in investment objectives, principal investment policies and strategies, and principal risks between your fund(s) and the surviving fund. Please see “Comparison of Investment Objectives, Strategies, and Principal Risks of Investing in the Funds” in the Proxy Statement/Prospectus. The following chart provides a brief summary of some of the more significant of these differences, as considered by your fund’s Board.

You should be aware that shareholders of the surviving fund are being asked in a separate proxy statement to approve a new management agreement with Legg Mason Capital Management, Inc. (“LMCM”) and a change in that fund’s status from “diversified” to “non-diversified,” as defined under the Investment Company Act of 1940 (the “1940 Act”).” If these proposals are approved, LMCM will implement a single manager strategy for the surviving fund and will invest the assets of the surviving fund primarily in equity securities, without being subject to any particular allocation among market segments. In addition, the Fund’s name will be changed to “Legg Mason Partners All Cap Fund.” If these proposals are not approved by shareholders of the surviving fund, the reorganization involving Legg Mason Partners Growth and Income Fund will not go forward. Please see “Comparison of Investment Objectives, Principal Strategies and Principal Risks—New Investment Strategies for the Acquiring Fund” and “Information About Management of the Acquiring Fund—Investment Manager and Sub-Adviser” in the Proxy Statement/Prospectus for a description of additional changes that would be implemented by LMCM if the new management agreement is approved.

Reorganization	Significant Differences in Objectives and Strategies Based on the Funds’ Current Strategy

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value into Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	The investment objectives of the funds are identical. Each fund’s investment objective is long-term capital growth.

The principal investment policies of the funds differ as follows:

•      Your fund has a policy which requires it to invest at least 80% of its assets in equity securities with large market capitalizations—those with total market capitalizations of $5 billion or more at the time of investment. The surviving fund invests primarily in equity securities of companies of any size.

•      Your fund allocates 50% of its assets to a Large Cap Growth segment, which invests in stocks of well-known companies believed to have strong growth prospects, and 50% of its assets to a Large Cap Value segment, which invests in stocks of established companies believed to be available at attractive prices.

•      The surviving fund currently allocates 50% of its assets to an All Cap Growth segment, which invests in stocks of companies of any size that are considered to be growth companies, and 50% of its assets to an All Cap Value segment, which invests in stocks of companies of any size that are considered to be value companies.

•      While your fund is non-diversified under the 1940 Act, the surviving fund is diversified. However, as noted above, shareholders of the surviving fund are voting on a proposal to change its status to non-diversified.

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value into Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	The investment objectives of the funds are identical. Each fund’s investment objective is long-term capital growth.

Reorganization	Significant Differences in Objectives and Strategies Based on the Funds’ Current Strategy

The principal investment policies of the funds differ as follows:

•      Your fund allocates 30% of its assets to a Large Cap Growth segment, which invests in stocks of well-known companies believed to have strong growth prospects, 30% of its assets to a Large Cap Value segment, which invests in stocks of established companies believed to be available at attractive prices, 20% of its assets to a Multi-Cap Growth segment, which invests in growth company stocks that the investment manager believes have the potential for above-average, long-term earnings and/or cash flow in excess of that expected for the market as a whole, and 20% of its assets to an International-ADR segment, which invests in foreign securities via American Depositary Receipts (“ADRs”) of global companies considered by the manager to be of high quality and whose intrinsic values do not appear to be recognized by the markets.

•      The surviving fund currently allocates 50% of its assets to an All Cap Growth segment, which invests in stocks of companies of any size that are considered to be growth companies, and 50% of its assets to an All Cap Value segment, which invests in stocks of companies of any size that are considered to be value companies.

Legg Mason Partners Multiple Discipline Funds All Cap and International into Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	The funds’ investment objectives are materially different. The surviving fund’s investment objective is long-term capital growth. Your fund’s investment objective is long-term growth of capital and income.

The principal investment policies of the funds differ as follows:

•      Your fund allocates 40% of its assets to an All Cap Growth segment, which invests in stocks of companies of any size that are considered to be growth companies, 40% of its assets to an All Cap Value segment, which invests in stocks of companies of any size that are considered to be value companies, and 20% of its assets to an International segment, which invests in foreign securities primarily in developed countries outside the U.S. via ADRs and emphasizes securities issued by companies that pay dividends or repurchase their shares.

•      The surviving fund currently allocates 50% of its assets to an All Cap Growth segment, which invests in stocks of companies of any size that are considered to be growth companies, and 50% of its assets to an All Cap Value segment, which invests in stocks of companies of any size that are considered to be value companies.

Legg Mason Partners Growth and Income Fund into Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	The funds’ investment objectives are materially different. The surviving fund’s investment objective is long-term capital growth, while your fund seeks reasonable growth and income.

Reorganization	Significant Differences in Objectives and Strategies Based on the Funds’ Current Strategy

The principal investment policies of the funds differ as follows:

•      Both funds invest primarily in equity securities. Your fund invests primarily in equity securities that provide dividend or interest income, and emphasizes U.S. stocks with large market capitalizations. Your fund seeks to maintain a weighted-average market capitalization similar to that of the Standard & Poor’s 500 Index. The surviving fund currently allocates 50% of its assets to an All Cap Growth segment, which invests in stocks of companies of any size that are considered to be growth companies, and 50% of its assets to an All Cap Value segment, which invests in stocks of companies of any size that are considered to be value companies.

•      Your fund may use derivatives to enhance returns, while the surviving fund may not.

•      Your fund may invest up to 20% of its assets in foreign securities directly or through ADRs, while the surviving fund may invest up to 25% of its total assets in foreign securities but only through ADRs or non-U.S. companies traded domestically.

•      Your fund may not invest in securities of companies primarily engaged in the manufacture of tobacco or alcohol, while the surviving fund has no such restriction.

•      Your fund may engage in short sales. The surviving fund may sell securities short only “against the box.”

Q.	HOW WILL THE REORGANIZATIONS AFFECT FUND FEES AND EXPENSES?

A. The chart below illustrates the effect of the reorganizations on your fund’s fees and expenses, assuming the reorganization of all four funds are effected and the new management agreement is approved.

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value into Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

•      Your fund has a voluntary expense cap for Classes A, B and C that limits expenses; however, the current expenses of each class are lower than the cap

•      The surviving fund will have a contractual expense cap for Class A and Class B that will limit expenses for one year from the date of the next annual prospectus update of the surviving fund after the reorganization

•      Total operating expenses (net of the contractual expense cap) of Class A and Class B of the surviving fund are lower than your fund’s current total operating expenses although the surviving fund’s gross total operating expenses are higher for Classes A and B

•      Total operating expenses of Class C of the surviving fund are lower than the current total operating expenses for Class C of your fund

•      The management fee of the surviving fund is the same as your fund’s current management fee and will be lower than your fund’s current management fee if shareholders of the surviving fund approve the new investment management agreement with LMCM

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value into Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

•      Your fund has a voluntary expense cap for Classes A, B and C that limits expenses; however, the expenses of each class are lower than the cap

•      The surviving fund will have a contractual expense cap for Class A and Class B that will limit expenses for one year from the date of the next annual prospectus update of the surviving fund after the reorganization

•      Total operating expenses (net of the contractual expense cap) for Classes A and B of the surviving fund are lower than your fund’s current total operating expenses

•      Gross total operating expenses for Class A shares of the surviving fund will be lower than your fund’s current total operating expenses, and for Class B shares will be the same as your fund’s current total operating expenses

•      Total operating expenses for Class C of the surviving fund are lower than the current total operating expenses of Class C of your fund

•      The management fee of the surviving fund is the same as your fund’s current management fee and will be lower than your fund’s current management fee if shareholders of the surviving fund approve the New Investment Management Agreement with LMCM

Legg Mason Partners Multiple Discipline Funds All Cap and International into Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

•      Your fund currently has a voluntary expense cap for Classes A, B, and C that limits expenses. The cap is in effect for each class

•      The surviving fund will have a contractual expense cap for Class A and Class B that will limit expenses for one year from the date of the next annual prospectus update of the surviving fund after the reorganization

•      Total operating expenses for Classes A, B and C of the surviving fund are lower than your fund’s current total operating expenses (gross and net of expense caps)

•      The management fee of the surviving fund is the same as your fund’s current management fee and will be lower than your fund’s current management fee if shareholders of the surviving fund approve the new investment management agreement with LMCM

Legg Mason Partners Growth and Income Fund into Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

•      Your fund has a voluntary expense cap for Classes A, B, C, Y and 1 that limits expenses. The cap is in effect for Classes A and B; however, the expenses for Classes C, Y and 1 are lower than the cap

•      The surviving fund will have a contractual expense cap for Class A and Class B that will limit expenses for one year from the date of the next annual prospectus update of the surviving fund after the reorganization

•      Total operating expenses (gross and net of the contractual expense cap) for Class A of the surviving fund are lower than the current total operating expenses for Class A of your fund (net of the voluntary expense cap)

•      Total operating expenses (net of the contractual expense cap) for Class B of the surviving fund are lower than the current total operating expenses for Class B of your fund (net of the voluntary expense cap), but gross total operating expenses of the surviving fund are higher than your fund’s current total operating expenses (net of the voluntary expense cap)

•      Total operating expenses for Class C of the surviving fund are the same as the total operating expenses for Class C of your fund

•      Total operating expenses for Class Y and Class 1 of the surviving fund are higher than total operating expenses for Class 1 of your fund

•      The management fee of the surviving fund is higher than your fund’s current management fee

Please see “Comparison of Fees and Expenses” in the Proxy Statement/Prospectus for a detailed breakdown of the fees and expenses paid by your fund in comparison with those paid by the surviving fund.

Q.	WILL I HAVE TO PAY ANY SALES LOAD, CHARGE OR OTHER COMMISSION IN CONNECTION WITH A REORGANIZATION?

A. No. No sales load, deferred sales charge, commission, redemption fee, or other transactional fee will be charged as a result of the reorganizations. You will receive shares of the surviving fund having an aggregate net asset value equal to the aggregate net asset value of the shares of your fund that you own on the date of the reorganization.

Q.	WHAT IF I REDEEM OR EXCHANGE MY SHARES BEFORE THE CLOSING OF THE REORGANIZATION?

A. Redemptions or exchanges of fund shares which occur before the closing of the reorganization will be processed according to your fund’s policies and procedures in effect at the time of the redemption or exchange.

Q.	WILL MY SHAREHOLDER PRIVILEGES CHANGE AS A RESULT OF THE REORGANIZATION?

A. No. Shareholders will receive the same class of shares of the surviving fund as they currently hold.

Please see “Comparison of Sales Loads, Distribution and Shareholder Servicing Arrangements and Purchase, Redemption and Exchange Policies and Procedures” and “Appendix B—Purchases, Redemptions and Exchanges of Fund Shares; Other Shareholder Information” in the Proxy Statement/Prospectus for a description of the differences among fund classes.

As part of the comprehensive review undertaken by Legg Mason, the Boards of your fund(s) have approved changes to the share class pricing structure that are expected to become effective prior to the date of the reorganizations and, therefore, will be applicable to the surviving fund after the reorganizations. You will see information about those changes in a supplement to your fund’s prospectus to be distributed later this year. Please see also “Comparison of Sales Loads, Distribution and Shareholder Servicing Arrangements and Purchase, Redemption and Exchange Policies and Procedures” in the Proxy Statement/Prospectus for more information.

Q.	WILL I HAVE TO PAY ANY TAXES AS A RESULT OF THE REORGANIZATIONS?

A. Each reorganization is intended to qualify as a tax-free transaction for Federal income tax purposes. Assuming the reorganization of your fund qualifies for such treatment, you will not recognize a gain or loss for Federal income tax purposes as a result of your receipt of shares of the surviving fund in connection with the reorganization. As a condition to the closing of the reorganization, your fund will receive an opinion of counsel to the effect that the reorganization will qualify for such treatment. Opinions of counsel are not binding on the Internal Revenue Service or the courts. You should talk to your tax advisor about any state, local and other tax consequences of your fund’s reorganization.

Q.	WHAT HAPPENS IF SHAREHOLDERS OF SOME FUNDS APPROVE THEIR REORGANIZATIONS, WHILE SHAREHOLDERS OF OTHER FUNDS DO NOT?

A. None of the proposed reorganizations is contingent upon the approval of any other reorganization. Thus, if shareholders of your fund approve the reorganization of your fund, your fund will be reorganized into the surviving fund even if shareholders of other funds do not approve their reorganizations. However, the reorganization of Legg Mason Partners Growth and Income Fund is contingent upon the approval by the shareholders of the surviving fund of the new investment management agreement with LMCM and the change in status to a non-diversified fund. As a result, if those proposals are not approved, the reorganization of your fund would not proceed and you would remain a shareholder of your fund, even if the shareholders of your fund approve the reorganization.

Q.	WHO WILL PAY FOR THE REORGANIZATIONS?

A. Legg Mason and the funds will share the costs of the Reorganizations involving the Legg Mason Partners funds. Please see “Proxy Solicitation” in the Proxy Statement/Prospectus for a description of the costs to be borne by Legg Mason and those to be borne by the funds.

Q.	WHY AM I RECEIVING MULTIPLE PROXY MATERIALS OR OTHER MATERIALS FROM MY FUND?

A. Legg Mason has developed a broader set of initiatives designed to integrate and streamline the legacy Citigroup Asset Management funds. The other initiatives, which are not included in the attached materials, include proposals to reorganize other legacy Citigroup Asset Management funds as well as a number of other governance- and investment-related matters. Certain of these initiatives will require shareholder approval. The Boards of the affected funds recently have approved these initiatives and if the initiatives apply to your fund, they were presented for your consideration and approval in separate sets of proxy materials that were sent to you earlier in the fall. For a discussion of certain of these proposals, see “Effect of Proposed ‘Shell’ Reorganizations of Certain Funds,” “Fundamental Investment Restrictions” and “Form of Organization” in the Proxy Statement/Prospectus.

Q.	ARE THERE ANY PROPOSED CHANGES TO THE SURVIVING FUND THAT I SHOULD KNOW ABOUT?

A. Yes. As noted in previous questions, shareholders of the surviving fund are being asked in a separate proxy statement to approve a new investment management agreement with LMCM and a change in the fund’s status to non-diversified, as well as to elect Board members and approve certain other governance- and investment-related proposals. If these proposals are approved by shareholders of the surviving fund, it is currently anticipated that they would take effect by the end of the first half of 2007.

Q.	HOW DOES MY BOARD RECOMMEND THAT I VOTE?

A. Your fund’s Board, including all of the independent Board members, unanimously recommends that you vote FOR the reorganization of your fund.

Q.	WHAT HAPPENS IF A REORGANIZATION IS NOT APPROVED?

A. If the shareholders of your fund do not approve the reorganization of your fund, then you will remain a shareholder of your fund.

Q.	I AM AN INVESTOR WHO HOLDS A SMALL NUMBER OF SHARES. WHY SHOULD I VOTE?

A. Your vote makes a difference. If many shareholders just like you fail to vote their proxies, your fund may not receive enough votes to go forward with the shareholder meeting, and additional costs will be incurred to solicit additional proxies.

Q.	WHEN IS THE REORGANIZATION OF MY FUND EXPECTED TO HAPPEN?

A. If shareholders approve the reorganization of your fund, the reorganization of your fund is expected to be effective on February 2, 2007.

Q.	HOW CAN I VOTE?

A. As an alternative to voting by mail, by returning the enclosed proxy card, you may also vote by either touch-tone telephone or online via the Internet, as follows:

To vote by touch-tone telephone:	To vote by Internet:
(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.	(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2) Call the toll-free number that appears on your proxy card.	(2) Go to the website that appears on your proxy card.

(3) Enter the control number set out on the proxy card and follow the simple instructions.	(3) Enter the control number set out on the proxy card and follow the simple instructions.

Q.	WHO GETS TO VOTE?

A. If you owned shares of your fund at the close of business on November 3, 2006, you are entitled to vote those shares, even if you are no longer a shareholder of the fund.

Q.	WHO DO I CALL IF I HAVE QUESTIONS?

A. If you need more information or have any questions on how to cast your vote, please call Computershare Fund Services, your fund’s proxy solicitor, at 866-402-1719.

Your vote is important. Please vote promptly to avoid the additional expense of another solicitation.

LEGG MASON PARTNERS INVESTMENT FUNDS, INC.

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value

Legg Mason Partners Multiple Discipline Funds All Cap and International

LEGG MASON PARTNERS INVESTMENT SERIES

Legg Mason Partners Growth and Income Fund

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on December 20, 2006

Please take notice that a Special Meeting of Shareholders (the “Meeting”) of each of the above-referenced Funds (each an “Acquired Fund”), will be held at the offices of Bingham McCutchen LLP, 399 Park Ave., 19th Floor, New York, NY 10022, on December 20, 2006, at 1:00 p.m., Eastern time, for the following purposes as more fully described in the Proxy Statement/Prospectus:

For Legg Mason Partners Growth and Income Fund

PROPOSAL 1:	To approve an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of Legg Mason Partners Growth and Income Fund, in exchange for shares of Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (the “Acquiring Fund”) to be distributed to the shareholders of Legg Mason Partners Growth and Income Fund, and (ii) the subsequent termination of Legg Mason Partners Growth and Income Fund;

For Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value and Legg Mason Partners Multiple Discipline Funds All Cap and International (each a “Multiple Discipline Acquired Fund,” and, collectively the “Multiple Discipline Acquired Funds”)

PROPOSAL 2:	To approve an Amended Plan of Reorganization providing for (i) the conveyance, re-allocation and delivery of all of the assets and liabilities of each Multiple Discipline Acquired Fund listed in the following chart to the Acquiring Fund, which is also a series of Legg Mason Partners Investment Funds, Inc. (the “Corporation”), in exchange for shares of the Acquiring Fund to be distributed to shareholders of the corresponding Multiple Discipline Acquired Fund and (ii) the amendment of the Corporation’s Charter, as provided in the form of Articles of Amendment attached to this Proxy Statement/Prospectus as Annex 1 to Appendix A(2), to implement the Plan of Reorganization:

Acquired Fund	Acquiring Fund
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

; and

All Funds

PROPOSAL 3:	To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

The appointed proxies will vote in their discretion on any other business as may properly come before the Meeting or any adjournments or postponements thereof.

Holders of record of shares of each Acquired Fund at the close of business on November 3, 2006 are entitled to vote at the Meeting and at any adjournments or postponements thereof.

I

YOUR VOTE ON THIS MATTER IS IMPORTANT. PLEASE VOTE PROMPTLY BY SIGNING AND DATING THE ENCLOSED PROXY CARD AND RETURNING IT IN THE ACCOMPANYING POSTAGE-PAID RETURN ENVELOPE OR BY FOLLOWING THE ENCLOSED INSTRUCTIONS TO VOTE BY TELEPHONE OR OVER THE INTERNET.

By Order of the Boards of Directors/Trustees,

Robert I. Frenkel

Secretary

Legg Mason Partners Investment Series

Legg Mason Partners Investment Funds, Inc.

November 13, 2006

II

PROXY STATEMENT/PROSPECTUS

NOVEMBER 13, 2006

PROXY STATEMENT FOR:

LEGG MASON PARTNERS INVESTMENT FUNDS, INC.

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value

Legg Mason Partners Multiple Discipline Funds All Cap and International

LEGG MASON PARTNERS INVESTMENT SERIES

Legg Mason Partners Growth and Income Fund

(collectively, the “Acquired Funds”)

125 Broad Street

New York, New York 10004

800-451-2010

PROSPECTUS FOR:

LEGG MASON PARTNERS INVESTMENT FUNDS, INC.

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

(the “Acquiring Fund” and,

with the Acquired Funds, the “Funds”)

125 Broad Street

New York, New York 10004

800-451-2010

This combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being furnished in connection with the solicitation of proxies by the Boards of Trustees/Directors (each a “Board”) of each Acquired Fund for a joint Special Meeting of Shareholders of each Acquired Fund (the “Meeting”). The Meeting will be held at the offices of Bingham McCutchen LLP, 399 Park Ave., 19th Floor, New York, New York 10022, on December 20, 2006, at 1:00 p.m., Eastern time. At the Meeting, shareholders of the Acquired Funds will be asked to consider and act upon the following:

For Legg Mason Partners Growth and Income Fund

PROPOSAL 1:	To approve an Agreement and Plan of Reorganization (the “Growth and Income Fund Reorganization Agreement”), providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of Legg Mason Partners Growth and Income Fund, in exchange for shares of Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (the “Acquiring Fund”) to be distributed to the shareholders of Legg Mason Partners Growth and Income Fund, and (ii) the subsequent termination of Legg Mason Partners Growth and Income Fund (the “Growth and Income Reorganization”);

For Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value and Legg Mason Partners Multiple Discipline Funds All Cap and International (each a “Multiple Discipline Acquired Fund,” and, collectively the “Multiple Discipline Acquired Funds”)

PROPOSAL 2:	To approve an Amended Plan of Reorganization (the “Plan of Reorganization” and collectively with the Growth and Income Fund Reorganization Agreement, the “Reorganization Agreements”) providing for (i) the conveyance, re-allocation and delivery of all of the assets and liabilities of each Multiple Discipline Acquired Fund in the following chart to the Acquiring Fund, which is also a series of Legg Mason Partners Investment Funds, Inc. (the “Corporation”), in exchange for shares of the Acquiring Fund to be distributed to shareholders of the corresponding Multiple Discipline Acquired Fund (each, a “Multiple Discipline Acquired Fund Reorganization”) and (ii) the amendment of the Corporation’s Charter, as provided in the form of Articles of Amendment (the “Articles of Amendment”), attached to this Proxy Statement/Prospectus as Annex 1 to Appendix A(2), to implement the Plan of Reorganization

Acquired Fund	Acquiring Fund

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

; and

All Funds

PROPOSAL 3:	To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

The Reorganizations contemplated in proposal 1 and proposal 2 are referred to in this Proxy Statement/Prospectus as a “Reorganization” and, collectively, the “Reorganizations.”

Each Reorganization Agreement contemplates the transfer of all of the assets and the assumption of all of the liabilities of an Acquired Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund.

Legg Mason Partners Growth and Income Fund would then distribute to its shareholders the portion of the shares of the Acquiring Fund to which each such shareholder is entitled, with each shareholder receiving shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Legg Mason Partners Growth and Income Fund held by that shareholder as of the close of business on the day of the closing of the Reorganization. Thereafter, Legg Mason Partners Growth and Income Fund would be terminated.

2

Each of the Multiple Discipline Acquired Fund Reorganizations will be accomplished pursuant to an amendment to the Charter of the Corporation providing for (a) the conveyance, re-allocation and delivery to the Acquiring Fund of all the assets and liabilities belonging to the Multiple Discipline Acquired Fund in exchange for shares of the Acquiring Fund in accordance with the Plan of Reorganization, (b) the redemption of the outstanding shares of the Multiple Discipline Acquired Fund upon the distribution of the shares of the Acquiring Fund to Multiple Discipline Acquired Fund shareholders in accordance with the Plan of Reorganization, and (c) the subsequent reclassification of authorized but unissued shares of the Multiple Discipline Acquired Fund into shares of Common Stock, par value $.001 per share, of the Corporation, without further classification or designation. The proposed amendment to the Corporation’s Charter is in the form set forth as Annex 1 to the Plan of Reorganization, attached hereto as Appendix A(2). Each shareholder of a Multiple Discipline Acquired Fund would then become a shareholder of the Acquiring Fund and will hold, immediately after the closing of the Reorganization, that number of full and fractional shares of each class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s Class A, Class B, Class C or Class Y shares, respectively, held in each Multiple Discipline Acquired Fund as of the close of business on the Closing Date.

You are being asked to approve a Reorganization Agreement pursuant to which a Reorganization would be accomplished. Because the Reorganization will result in shareholders of the Acquired Funds holding shares of the Acquiring Fund, this Proxy Statement also serves as a Prospectus for the Acquiring Fund.

If the Reorganization is approved, each shareholder of each class of an Acquired Fund will receive shares of the corresponding class of the Acquiring Fund in the Reorganization. Class 1 shares of the Acquiring Fund are proposed to be offered to accommodate shareholders of Class 1 shares of Legg Mason Partners Growth and Income Fund.

No sales charge will be imposed on the Class A shares of the Acquiring Fund received by the Acquired Fund shareholders. After a Reorganization, any deferred sales charge that applied to a shareholder’s Class A (if applicable), Class B or Class C shares of the Acquired Fund at the time of a Reorganization will continue to apply for the remainder of the applicable holding period at the time of the Reorganization. In calculating any applicable deferred sales charge, the period during which a shareholder held the Class B or Class C shares (and the holding periods applicable to certain purchases of Class A shares) of the Acquired Fund will be included in the holding period of the Acquiring Fund’s shares received as a result of the Reorganization. For more information about the classes of shares offered by the Funds, see “Comparison of Sales Load, Distribution and Shareholder Servicing Arrangements” below and “Purchases, Redemptions and Exchanges of Fund Shares; Other Shareholder Information” in Appendix B.

Shareholders should be aware that if shareholders of one Acquired Fund approve its Reorganization Agreement, the Reorganization of that Fund will be effected (except as noted below for Legg Mason Partners Growth and Income Fund), even if the shareholders of the other Acquired Funds do not approve their Reorganization Agreements. In addition, no Reorganization is contingent on any other Reorganization being approved by an Acquired Fund’s shareholders.

Shareholders should also be aware that at a meeting of shareholders scheduled to be held in December 2006 shareholders of the Acquiring Fund will be asked to approve a new management agreement (the “New Management Agreement”) between the Acquiring Fund and Legg Mason Capital Management Inc. (“LMCM”), which shall become effective only if the shareholders also approve a proposal to change the classification of the Acquiring Fund under the Investment Company Act of 1940, as amended (the “1940 Act”), from “diversified” to “non-diversified” at such meeting. If the change in classification and the New Management Agreement are not approved, then the Reorganization of Legg Mason Partners Growth and Income Fund will not proceed, even if shareholders of Legg Mason Partners Growth and Income Fund have approved the Reorganization proposed in this Proxy Statement/Prospectus. The other Reorganizations proposed in this Proxy Statement/Prospectus are not contingent on the approval of the New Management Agreement or the change in classification of the Acquiring Fund from a diversified to a non-diversified fund. For more information on the New Management Agreement, see “Summary—Comparison of Investment Objectives and Principal Investment Strategies” and “Information About Management of the Acquiring Fund—Investment Manager and Sub-Adviser.”

The Reorganizations are being structured as tax-free reorganizations for Federal income tax purposes. See “Information about the Reorganizations—Federal Income Tax Consequences.” Shareholders should consult their tax advisors to determine the actual impact of the Reorganizations on them in light of their individual tax circumstances.

Each Fund is a series of an open-end management investment company. The investment objectives and principal investment strategies of each Acquired Fund are generally comparable to those of the Acquiring Fund. There are, however, certain differences in investment objectives, policies, strategies and principal risks. Please see “Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds” in this Proxy Statement/Prospectus.

3

This Proxy Statement/Prospectus, which you should retain for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. A Statement of Additional Information (the “Reorganization SAI”) dated November 13, 2006 relating to this Proxy Statement/Prospectus and the Reorganizations has been filed with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Proxy Statement/Prospectus. A copy of the Reorganization SAI is available upon request and without charge by writing to the Acquiring Fund at the address listed above or by calling Shareholder Services at 800-451-2010.

For more information regarding the Funds, see the current prospectuses and statements of additional information of the Funds (the “Fund SAIs”), listed in Appendix L, which have been filed with the SEC; the Acquired Funds’ prospectuses and each Fund SAI are incorporated into this Proxy Statement/Prospectus by reference.

The most recent annual report for each Fund and the semi-annual report next succeeding such annual report for Legg Mason Partners Growth and Income Fund, which highlight certain important information such as investment performance and expense and financial information and which have been filed with the SEC, are incorporated herein by reference. You may receive a copy of the prospectus, Fund SAI, annual report and semi-annual report for each Fund by contacting Shareholder Services at 800-451-2010 for each of the Legg Mason Partners Funds, by writing the Funds at the address listed above, or by visiting our website at www.leggmason.com/InvestorServices.

In addition, you can copy and review this Proxy Statement/Prospectus and the complete filing on Form N-14 containing the Proxy Statement/Prospectus and any of the above-referenced documents at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, 100 F Street, N.E., Washington, DC 20549.

A copy of the form of the Reorganization Agreement pertaining to each Reorganization accompanies this Proxy Statement/ Prospectus as Appendix A.

The information contained herein concerning the Acquired Funds has been provided by, and is included herein in reliance upon, the Acquired Funds. The information contained herein concerning the Acquiring Fund has been provided by, and is included herein in reliance upon, the Acquiring Fund.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/ PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

4

TABLE OF CONTENTS

Page
SUMMARY	1

Proposed Reorganizations	1

Certain Defined Terms Used in this Proxy Statement and Prospectus	2

Comparison of Investment Objectives, Principal Investment Strategies and Principal Risks	3

New Investment Strategies for the Acquiring Fund and Change to a Non-Diversified Fund	3

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	4

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	5

Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	7

Legg Mason Partners Growth and Income Fund (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	8

Effect on Expenses	9

FEE TABLE AND EXPENSE EXAMPLES:	11

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund), Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund), Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund), Legg Mason Partners Growth and Income Fund (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	12

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	16

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund), Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	21

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund), Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	27

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund), Legg Mason Partners Growth and Income Fund (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	32

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund), Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund), Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	35

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund), Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund), Legg Mason Partners Growth and Income Fund (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	41

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund), Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund), Legg Mason Partners Growth and Income Fund (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	45

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	49

Page
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund), Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	54

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund), Legg Mason Partners Growth and Income Fund (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	60

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund), Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund), Legg Mason Partners Growth and Income Fund (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	64

Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	68

Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund), Legg Mason Partners Growth and Income Fund (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	73

Legg Mason Partners Growth and Income Fund (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	77

Comparison of Sales Loads, Distribution and Shareholder Servicing Arrangements and Purchase, Redemption and Exchange Policies and Procedures	81

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS	82

New Investment Strategies for the Acquiring Fund and Change to a Non-Diversified Fund	82

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	83

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	90

Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	97

Legg Mason Partners Growth and Income Fund (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	103

INFORMATION ABOUT THE PROPOSED REORGANIZATIONS	110

The Reorganization Agreements	110

Description of the Acquiring Fund’s Shares	111

Reasons for the Reorganizations and Board Considerations	111

Federal Income Tax Consequences	115

Information Regarding Tax Capital Loss Carryforwards:	116

Effect of Proposed “Shell” Reorganizations of Certain Funds	119

TERMINATION OF THE ACQUIRED FUNDS	119

PORTFOLIO SECURITIES	119

INFORMATION ABOUT MANAGEMENT OF THE ACQUIRING FUND	120

Investment Manager and Sub-Adviser	120

Certain Legal Proceedings	121

Portfolio Managers of Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	123

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and each Reorganization Agreement, the form of which is attached to this Proxy Statement/Prospectus as Appendix A.

Proposed Reorganizations

Legg Mason Partners Growth and Income Fund

At meetings held in June and July 2006, the Board of Legg Mason Partners Growth and Income Fund and the Board of the Acquiring Fund, including all of the Board members who are not “interested persons” of the Funds under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Board Members”) unanimously approved the Reorganization Agreement with respect to Legg Mason Partners Growth and Income Fund (the “Growth and Income Fund Reorganization Agreement”). The Growth and Income Fund Reorganization Agreement provides for:

1.	the transfer of all of the assets and the assumption of all of the liabilities of Legg Mason Partners Growth and Income Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of Legg Mason Partners Growth and Income Fund;

2.	the distribution of shares of the Acquiring Fund to shareholders of Legg Mason Partners Growth and Income Fund; and

3.	the termination of the Acquired Fund.

Multiple Discipline Acquired Funds

At meetings held in June and July 2006, and by unanimous written consent in September 2006, the Board of each of the Acquired Funds listed in the chart below (each, a “Multiple Discipline Acquired Fund”) and the Board of the Acquiring Fund, including all of the Board members who are not “interested persons” of the Funds under the 1940 Act, unanimously approved the Amended Plan of Reorganization (the “Plan of Reorganization”).

Acquired Fund	Acquiring Fund
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

The Plan of Reorganization provides for:

1.	the conveyance, re-allocation and delivery of all of the assets and liabilities of each Multiple Discipline Acquired Fund to the Acquiring Fund, which is also a series of Legg Mason Partners Investment Funds, Inc. (the “Corporation”), in exchange for shares of the Acquiring Fund to be distributed to shareholders of the corresponding Multiple Discipline Acquired Fund; and

2.	an implementing amendment to the Corporation’s Charter with respect to each Multiple Discipline Acquired Fund.

All Funds

Each Reorganization Agreement is subject to approval by the shareholders of the applicable Acquired Fund. The Reorganization of each Multiple Discipline Acquired Fund is contingent on the approval of an amendment to the Corporation’s Charter with respect to that Fund to provide for (a) the conveyance, re-allocation and delivery to the Acquiring Fund of all the assets and liabilities belonging to the corresponding Multiple Discipline Acquired Fund in exchange for shares of the Acquiring Fund in accordance with the Plan of Reorganization, (b) the redemption of the outstanding shares of the Multiple Discipline Acquired Fund upon the issuance and distribution of the shares of the Acquiring Fund to Multiple Discipline Acquired Fund shareholders in accordance with the Plan of Reorganization and (c) the subsequent reclassification of authorized but unissued shares of each Multiple Discipline Acquired Fund into shares of Common Stock, par value $.001 per share, of the Corporation, without further classification or designation. The proposed amendment to the Corporation’s Charter is in the form of Articles of Amendment attached as Annex 1 to the Plan of Reorganization, attached hereto as Appendix A(2). The Reorganizations, if approved by shareholders, are scheduled to be effective as of the close of business on February 2, 2007, or on such later date as the parties may agree (“Closing Date”).

As a result of the Reorganizations, each shareholder of an Acquired Fund will become the owner of the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Acquired Fund shares as of the close of business on the Closing Date. Shareholders of Class A shares, Class B shares, Class C shares, and Class Y shares of each Acquired Fund will receive the same class of shares of the applicable Acquiring Fund. Class 1 shares of the Acquiring Fund will be offered to accommodate, and will be received by, holders of Class 1 shares of Legg Mason Partners Growth and Income Fund. See “Information about the Proposed Reorganizations” below. For more information about the classes of shares offered by the Funds, see “Comparison of Sales Loads, Distribution and Shareholder Servicing Arrangements and Purchase, Redemption and Exchange Policies and Procedures” below and “Purchases, Redemptions and Exchanges of Fund Shares—Other Shareholder Information” in Appendix B.

Shareholders of Legg Mason Partners Growth and Income Fund should be aware that the Reorganization of this Fund is contingent upon approval by the shareholders of the Acquiring Fund of the New Management Agreement with LMCM and the change in classification of the Acquiring Fund from “diversified” to “non-diversified” under the 1940 Act being proposed in a separate proxy statement. If the shareholders of the Acquiring Fund fail to approve either of these proposals, Legg Mason Partners Growth and Income Fund will not go forward with its Reorganization, even if its shareholders have approved the Reorganization. For more information on the New Management Agreement, see “Summary—Comparison of Investment Objectives and Principal Investment Strategies” and “Information About Management of The Acquiring Fund—Investment Manager and Sub-Adviser.”

For the reasons set forth below in “Information about the Proposed Reorganizations—Reasons for the Reorganizations and Board Considerations,” the Board of each Acquired Fund, including all of the Independent Board Members, has concluded that the Reorganization of such Acquired Fund would be in the best interests of the Acquired Fund and that the interests of the Acquired Fund’s existing shareholders would not be diluted as a result of the Reorganization. The Boards, therefore, are hereby submitting the Reorganization Agreements to the shareholders of the Acquired Funds and recommend that shareholders of each Acquired Fund vote “FOR” the Reorganization Agreement effecting the Reorganization for that Fund. The Board of the Acquiring Fund has also approved each Reorganization on behalf of the Acquiring Fund.

Approval of the Growth and Income Fund Reorganization Agreement will require, if a quorum is present at the Meeting, the affirmative vote of a “majority of the outstanding voting securities” of the Acquired Fund, as defined in the 1940 Act to mean the lesser of (a) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Fund are present at the Meeting or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Acquired Fund. See “Voting Information” below.

Approval of the Plan of Reorganization and the corresponding amendment to the Corporation’s Charter with respect to the applicable Multiple Discipline Acquired Fund will require the affirmative vote of the holders of a majority of the outstanding shares entitled to vote thereon. Each Multiple Discipline Acquired Fund will vote separately on the Plan of Reorganization and amendment to the Corporation’s Charter, and all classes of a Multiple Discipline Acquired Fund will vote together as a single class. See “Voting Information” below.

Prior to completion of a Reorganization, each Fund will have received an opinion of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. Accordingly, no gain or loss will be recognized by an Acquired Fund or its shareholders as a result of your receipt of shares of the Acquiring Fund in connection with the Reorganization of such Acquired Fund, and the aggregate tax basis of the Acquiring Fund shares received by each Acquired Fund shareholder will be the same as the aggregate tax basis of the shareholder’s Acquired Fund shares. For more information about the Federal income tax consequences of the Reorganizations, see “Information about the Proposed Reorganizations—Federal Income Tax Consequences” below.

Some of the portfolio assets of an Acquired Fund may be sold in connection with the Reorganization. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis, after the application of any available capital loss carryforwards, will be distributed to the Acquired Fund shareholders as capital gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net realized short-term capital gains distributed) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

Certain Defined Terms Used in this Proxy Statement and Prospectus

Legg Mason Partners Growth and Income Fund is a series of a Massachusetts business trust (the “Massachusetts Fund”). Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds All Cap and

International and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value are series of a Maryland corporation (the “Maryland Corporation”). For ease of reference and clarity of presentation, shares of common stock of the Maryland Corporation and beneficial interests of the Massachusetts Fund are hereinafter referred to as “shares,” and holders of shares are hereinafter referred to as “shareholders”; the Board of Trustees overseeing the Massachusetts Fund and the Board of Directors overseeing the Maryland Corporation are each referred to herein as a “Board” and collectively as the “Boards”; the Declaration of Trust governing the Massachusetts Fund and the Charter governing the Maryland Corporation, each as amended and supplemented, are referred to herein as a “declaration of trust,” or a “Charter,” respectively; the term “termination” refers to the termination and redemption for purposes of a portfolio of a Maryland corporation and refers to the liquidation of the assets and the distribution of the remaining trust property to the shareholders in accordance with their respective rights for the purposes of a series of a Massachusetts business trust.

Comparison of Investment Objectives, Principal Investment Strategies and Principal Risks

This section will help you compare the investment objectives, principal investment strategies and risk factors of the Funds. Please be aware that this is only a brief discussion. More detailed comparisons of the Funds appear later in this Proxy Statement/Prospectus, and charts providing a side-by-side comparison of each Acquired Fund and the Acquiring Fund and their investment objectives, principal investment strategies and management can be found in Appendix C. These discussions include any material differences in the Funds’ “fundamental” investment policies, meaning those that can be changed only by shareholder vote, and “non-fundamental” investment policies, meaning those that can be changed by a Fund’s Board without a shareholder vote. More information can be found in the Fund SAIs listed in Appendix L.

New Investment Strategies for the Acquiring Fund and Change to a Non-Diversified Fund

Currently, each of Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value and Legg Mason Partners Multiple Discipline Funds All Cap and International (collectively, the “Multiple Discipline Funds”) utilizes a strategy that combines the efforts of the managers of different portfolio segments (which vary according to the Fund, as described in more detail below and in each Fund’s Prospectus) and invest in the stocks selected by and considered most attractive to each segment’s managers. Coordinating portfolio managers purchase and sell securities for the Multiple Discipline Funds on the basis of the recommendations of each segment’s manager. There is a specific target allocation for each segment in a Multiple Discipline Fund’s portfolio. In contrast, Legg Mason Partners Growth and Income Fund utilizes a single manager strategy that does not have specific target allocations.

At a meeting of shareholders scheduled to be held in December 2006, shareholders of the Acquiring Fund will be asked to approve the New Management Agreement between the Acquiring Fund and Legg Mason Capital Management, Inc. (“LMCM”), which shall become effective only if the shareholders also approve a change in the classification of the Acquiring Fund under the 1940 Act from “diversified” to “non-diversified.” A fund that is classified as diversified under the 1940 Act (a “Diversified Status Fund”) may invest, with respect to 75% of its assets, only up to 5% of its assets in the securities of any one issuer and may not hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its assets, a Diversified Status Fund may invest more than 5% of its assets in any one issuer. A fund that is classified as non-diversified under the 1940 Act (a “Non-Diversified Fund”) may invest, with respect to 50% of its assets, more than 5% of its assets in any one issuer. Non-Diversified Funds are subject to the additional risk, because they may invest a greater percentage of their assets in the securities of a single issuer, of negative events affecting those issuers (“Non-Diversified Risk”). Please note that each Fund (including the Acquiring Fund, regardless of whether the New Management Agreement is approved), intends to conduct its operations so as to qualify as a “regulated investment company” (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), which will relieve the Funds of any liability for Federal income tax to the extent the Fund’s earnings are distributed to shareholders. Qualification as a RIC requires, among other things, certain limitations in concentration of the Fund’s investments as of the close of each quarter of the taxable year.

If the New Management Agreement is approved, the Acquiring Fund would implement its strategy through a single manager, who would invest the assets of the Acquiring Fund primarily in equity securities without being subject to any particular allocation among portfolio segments. The Acquiring Fund would change its name to Legg Mason Partners All Cap Fund. The Multiple Disciplined Acquired Fund Reorganizations are not contingent upon the approval of the New Management Agreement and the change in the Acquiring Fund’s status to a “non-diversified” investment company; however, the Reorganization involving Legg Mason Partners Growth and Income Fund will not go forward unless the New Management Agreement and change in diversification status are approved by the shareholders of the Acquiring Fund.

If the New Management Agreement and change in classification are approved, the Acquiring Fund’s investment strategy will change. The Acquiring Fund will invest primarily in equity securities of any size that, in the manager’s opinion, offer the potential for capital growth. The new investment strategy would not have specific market capitalization parameters, allowing greater flexibility to identify investment opportunities that are expected to help the Acquiring Fund achieve its investment objectives. The manager would follow a value discipline in selecting securities, and therefore seek to purchase securities trading at large discounts to the manager’s assessment of their intrinsic value. Intrinsic value, according to the manager, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the capability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors may also be considered by the manager in selecting stocks, including an assessment of the company’s products, competitive positioning, strategy, industry economics and dynamics, and regulatory frameworks, among others. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and changes, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in governmental policy or geopolitical dynamics.

For more information on the New Management Agreement, see “Information About Management of the Acquiring Fund—Investment Manager and Sub-Adviser,” below.

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

Current Investment Objectives and Principal Investment Strategies

There are no material differences between the investment objectives of the Funds; both Funds seek long-term capital growth. The investment objective of each Fund is fundamental, and, therefore, may be changed only with shareholder approval.

The Funds differ to the extent they focus on investment in companies of different market capitalizations. The Acquiring Fund’s target allocation is 50% to its All Cap Growth Segment and 50% to its All Cap Value Segment. The Acquired Fund’s target allocation is 50% to its Large Cap Growth Segment and 50% to its Large Cap Value Segment. Reallocation of assets occurs in either Fund if the investment in one segment exceeds 60% of assets. While the Acquiring Fund may invest in equity securities of any size, regardless of whether the New Management Agreement is approved, the Acquired Fund invests at least 80% of its assets in equity securities with total market capitalizations greater than $5 billion and may invest only up to 20% of its assets in equity securities of companies with total market capitalizations of less than $5 billion. The Board of Directors of the Acquired Fund may change this 80% policy on 60 days’ notice to shareholders.

Both Funds may invest in derivatives and may keep funds in money market instruments and/or cash to pay expenses and/or meet redemption requests. Both Funds may also invest to a limited extent in American Depository Receipts and ordinary shares of non-U.S. companies that are traded in the U.S. markets; however, a difference between the Funds is that the Acquired Fund is limited in such investments to 10% of its assets, while the Acquiring Fund intends to limit such investments to no more than 25% of its assets. In addition, the Acquired Fund is a Non-Diversified Fund, while the Acquiring Fund is a Diversified Status Fund.

While the investment strategies of the Funds are similar, they look to slightly different elements in analyzing investments. Across all segments, the Acquiring Fund emphasizes investment in undervalued industries (relative to the broader market), engages in technical and fundamental analysis and tracks the selling patterns of company insiders. The Acquired Fund does not set a specific fund-wide strategy.

With respect to the growth segments of each Fund, there are no material differences between the Funds’ investment strategies except as dictated by their different market capitalization focuses. Both Funds will look at growth potential, consistent performance, management and financial condition. However, the Acquiring Fund will also look to management ownership, while the Acquired Fund will also look to industry dominance, return on equity, global scope and technological innovation.

With respect to the value segments of each Fund, the All Cap Value segment of the Acquiring Fund uses a fundamentals-based analytical approach and stresses long-term value orientation. It seeks to invest in companies with stock prices that are undervalued relative to their long-term fundamentals, have strong balance sheets and stock prices that do not reflect cash flows, tangible assets or management skill. Out-of-favor or cyclical stocks are emphasized. The Large Cap Value segment of the Acquired Fund focuses on consistent growth of capital with reduced volatility. It looks to established, undervalued companies the manager believes are experiencing positive changes which the stock price has not yet reflected. Factors considered include demonstrated financial strength, improving returns on invested capital and cash flow, changes in management, product development or regulatory changes or newly developed business strategies.

Investment Objectives and Principal Investment Strategies Under the New Management Agreement

As a result of the proposed change in investment strategy that would be implemented by LMCM if the New Management Agreement is approved and the corresponding elimination of the segment-based investment approach, the

Acquiring Fund would no longer maintain the target allocations and, therefore, would no longer automatically reallocate assets to the extent investments in a particular segment exceeded specified percentages. In addition, in connection with the approval of the New Management Agreement, the Acquiring Fund’s Board has approved a change in the Acquiring Fund’s classification from a Diversified Status Fund to a Non-Diversified Fund, subject to shareholder approval. Proxy materials describing the change have previously been mailed to shareholders of the Acquiring Fund. If the proposal gains the requisite approval, the diversification status and corresponding investment limitations will no longer be a difference between the two Funds. It is not expected that the Acquiring Fund’s investment policies with respect to investment in foreign securities or the use of derivatives will change as a result of the New Management Agreement. The Acquiring Fund will continue to be able to invest in securities of any market capitalization.

For a more detailed discussion of the Acquiring Fund’s investment strategies assuming the approval of the New Management Agreement, see “New Investment Strategies for the Acquiring Fund and Change to Non-Diversified Fund” in this section, above.

Risk Factors

There are currently no material differences between the risk factors of the Acquiring and Acquired Funds, except that:

•	the Acquiring Fund faces additional risk because it is a Non-Diversified Fund, and is therefore, to the extent it invests its assets in fewer issuers, subject to Non-Diversification Risk.

If the proposal to change the Acquiring Fund’s classification to a Non-Diversified Fund gains the requisite approval, this will no longer be a difference in the risks of the two Funds, and the Acquiring Fund will be subject to Non-Diversification Risk. For more information on the risk factors of the Acquired and Acquiring Funds, see “Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds—Risk Factors” for the Acquired Fund below.

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

Current Investment Objectives and Principal Investment Strategies

There are no material differences between the investment objectives of the Funds; both Funds seek long-term capital growth. The investment objective of each Fund is fundamental, and, therefore, may be changed only with shareholder approval.

One difference between the Funds is their target allocations. The Acquiring Fund’s target allocation is 50% to its All Cap Growth Segment and 50% to its All Cap Value Segment. Reallocation of assets under the current strategy occurs if the investment in one segment exceeds 60% of assets. The Acquired Fund’s target allocation is 30% to the Large Cap Growth segment, 30% to the Large Cap Value segment, 20% to the Multi-Cap Growth segment and 20% to the International—ADR segment. The Acquired Fund will rebalance the allocation of the segments to the extent the percentage of the Fund’s portfolio invested in any one of these segments diverges by more than 10% from the target allocation.

While the Acquiring Fund may invest in equity securities of any size, the Large Cap Growth and Large Cap Value segments of the Acquired Fund, totaling 60% of the Fund’s target allocation, must invest at least 80% of their assets in equity securities of companies with total market capitalizations greater than $5 billion.

Each Fund may invest in American Depository Receipts and ordinary shares of non-U.S. companies that are traded in the U.S. markets. However, the Acquiring Fund intends to limit such investments to no more than 25% of its assets, with no minimum required investment, while the Acquired Fund has a target allocation of 20% of its portfolio to its

International-ADR segment, and will rebalance its positions to the extent that the percentage of the portfolio deviates by more than 10% from this target allocation. Aside from the allocations discussed above, there are no material differences in the investment policies of the Funds. Both Funds may invest in derivatives and may keep funds in money market instruments and/or cash to pay expenses and/or meet redemption requests.

While the investment strategies of the Funds are similar, they look to slightly different elements in analyzing investments at the fund-wide level. The Acquiring Fund emphasizes investment in undervalued industries (relative to the broader market), engages in technical and fundamental analysis and tracks the selling patterns of company insiders. The Acquired Fund seeks to optimize results with reduced volatility and to reduce industry-specific risk by minimizing concentration in particular industry groups.

With respect to the growth segments of each Fund, there are no material differences between the Funds’ investment strategies except as dictated by their different market capitalization focuses. Both Funds will look at growth potential, consistent performance, management and financial condition. However, the All Cap Growth segment of the Acquiring Fund will also look to management ownership, while Large Cap Growth segment of the Acquired Fund will also look to industry dominance, return on equity, global scope and technological innovation.

With respect to the value segments of each Fund, the All Cap Value segment of the Acquiring Fund uses a fundamentals-based analytical approach and stresses long-term value orientation. It seeks to invest in companies with stock prices that are undervalued relative to their long-term fundamentals, have strong balance sheets and stock prices that, in the manager’s belief, do not reflect cash flows, tangible assets or management skill. Out-of-favor or cyclical stocks are emphasized. The Large Cap Value segment of the Acquired Fund focuses on consistent growth of capital with reduced volatility. It looks to established, undervalued companies the manager believes are experiencing positive changes which the stock price has not yet reflected. Factors considered include demonstrated financial strength, improving returns on invested capital and cash flow, changes in management, product development, regulatory changes and newly developed business strategies.

In addition to the growth and value segments discussed previously and differing primarily to the extent the Acquired and Acquiring Funds focus on securities of different market capitalizations, the Acquired Fund also contains a Multi-Cap Growth segment, which focuses on companies exhibiting strong fundamentals and rapid growth, and an International—ADR segment, which seeks to build a long-term, diversified portfolio with exceptional risk/reward characteristics. The Multi-Cap Growth segment looks to invest in growth stocks which the manager believes have the potential for above-average, long-terms earnings and/or cash flow in excess of that expected for the market as a whole. Individual companies are analyzed with a bottom-up approach. The International—ADR segment looks for global companies considered to be of high quality with intrinsic values not recognized by the markets. The segment strives to outperform international benchmarks over a full market cycle while seeking to maintain positive returns. Asset allocation among countries and regions is based on economic and political factors, including inflation rates, government and currency stability and the range of available opportunities. In addition, 80% of the assets in the International—ADR segment will generally be invested in companies or governments of any area of the world other than the United States, including the Far East (e.g., Japan, Hong Kong, Singapore, Malaysia), Western Europe (e.g., the United Kingdom, Germany, the Netherlands, France, Italy, Switzerland), Eastern Europe (e.g., the Czech Republic, Hungary, Poland, and the countries of the former Soviet Union), Central and South America (e.g., Mexico, Chile, and Venezuela), Australia, Canada and such other areas and countries as the manager may determine from time to time. The Acquiring Fund has no such policy with respect to its international investments. Additionally, the Acquiring Fund does not have a specific target allocation for international stocks. However, as discussed previously, the Acquiring Fund may invest in ADRs to the extent such investment does not exceed 25% of overall assets.

Investment Objectives and Principal Investment Strategies Under the New Management Agreement

For a more detailed discussion of the Acquiring Fund’s investment strategies assuming the approval of the New Management Agreement, see “New Investment Strategies for the Acquiring Fund and Change to Non-Diversified Fund” in this section, above.

As a result of the proposed change in investment strategy that would be implemented by LMCM if the New Management Agreement is approved and the corresponding elimination of the segment-based investment approach, the Acquiring Fund would no longer maintain the target allocations and therefore would no longer automatically reallocate assets to the extent investments in a particular segment exceeded specified percentages. In addition, in connection with the approval of the New Management Agreement, the Acquiring Fund’s Board has approved a change in the Acquiring Fund’s classification from a Diversified Status Fund to a Non-Diversified Fund, subject to shareholder approval. Proxy materials describing the change have previously been mailed to shareholders of the Acquiring Fund. If the proposed change in classification is approved, the Acquiring Fund would be limited with respect to only 50%, rather than 75%, of its assets to investing no more than 5% of its assets in the securities of any one issuer. It is not expected that the Acquiring Fund’s investment policies with respect to investment in foreign securities or the use of derivatives will change as a result of the New Management Agreement.

Risk Factors

There are currently no material differences between the risk factors of the Acquiring and Acquired Funds, except that the Acquired Fund faces the additional risk of:

•	adverse governmental action;

•	political, economic or market instability affecting a foreign country or region;

•	that the currency in which a security underlying an ADR is priced declines in value relative to the U.S. dollar; and

•	foreign securities are less liquid, more volatile and harder to value than U.S. securities.

In addition, if the proposed change in the classification of the Acquiring Fund to a Non-Diversified Fund is approved, to the extent it concentrates its assets in fewer issuers, the Acquiring Fund, unlike the Acquired Fund, would be subject to Non-Diversification Risk. For more information on the risks of the Acquired and Acquiring Funds, see “Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds Risk Factors” for the Acquired Fund, below.

Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

Current Investment Objectives and Principal Investment Strategies

The investment objectives of the Funds are materially different. Long-term capital growth is a primary objective of both funds; however, the Acquired Fund also seeks income as a primary objective. The investment objective of each Fund is fundamental, and, therefore, may be changed only with shareholder approval.

The Acquiring Fund’s target allocation is 50% to its All Cap Growth Segment and 50% to its All Cap Value Segment. Reallocation of assets under the current investment strategy occurs if the investment in one segment exceeds 60% of assets. The Acquired Fund‘s target allocation is 40% of its assets in its All Cap Growth Segment, 40% of its assets in its All Cap Value Segment and 20% of its assets in its International Segment. The Acquired Fund will rebalance its investments to the extent that the percentage invested in any segment diverges by more than 10% from the target allocation.

There are currently no material differences in the investment policies and strategies of the Funds with respect to investment through their All Cap Growth and All Cap Value segments.

As discussed above, the Acquired Fund has a target of 20% of its assets in its International segment, and will rebalance its portfolio to the extent that the percentage of the portfolio deviates by more than 10% from this target allocation. The Acquiring Fund intends to limit investments in ADRs to no more than 25% of assets, with no minimum required allocation. In addition, the Acquired Fund may invest up to 10% of the International segment’s assets in companies in emerging (less developed) markets. The Acquiring Fund has no stated policy with respect to investment in emerging markets. The International segment of the Acquired Fund looks to invest in companies the sub-adviser believes are currently undervalued by the market and thus have a lower price than their true worth. Characteristics evaluated in determining valuation include low price-to-earnings ratios relative to the sector, high yield relative to the market, low price-to-book value ratio relative to the market, low price-to-cash flow ratio relative to the market and financial strength. The greatest weightings are generally placed on price to earnings ratios and yield.

Investment Objectives and Principal Investment Strategies Under the New Management Agreement

As a result of the proposed change in investment strategy that would be implemented by LMCM if the New Management Agreement is approved and the corresponding elimination of the segment-based investment approach, the Acquiring Fund would no longer maintain the target allocations and therefore would no longer automatically reallocate assets to the extent investments in a particular segment exceeded specified percentages. In addition, in connection with the approval of the New Management Agreement, the Acquiring Fund’s Board has approved a change in the Acquiring Fund’s classification from a Diversified Status Fund to a Non-Diversified Fund, subject to shareholder approval. Proxy materials describing the change have previously been mailed to shareholders of the Acquiring Fund. If the proposed change in classification is approved, the Acquiring Fund would be limited with respect to only 50%, rather than 75%, of its assets to investing no more than 5% of its assets in the securities of any one issuer. It is not expected that the Acquiring Fund’s investment policies with respect to investment in international securities or the use of derivatives will change as a result of the New Management Agreement.

Risk Factors

There are currently no material differences between the risk factors of the Acquiring and Acquired Funds, except that the Acquired Fund faces the additional risk of:

•	adverse governmental action;

•	political, economic or market instability affecting a foreign country or region;

•	that the currency in which a security underlying an ADR is priced declines in value relative to the U.S. dollar; and

•	foreign securities are less liquid, more volatile and harder to value than U.S. securities.

In addition, if the proposed change in the classification of the Acquiring Fund to a Non-Diversified Fund is approved, to the extent it concentrates its assets in fewer issuers, the Acquiring Fund, unlike the Acquired Fund, would be subject to Non-Diversification Risk. For more information on the risks of the Acquired and Acquiring Funds, see “Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds Risk Factors” for the Acquired Fund, below.

Legg Mason Partners Growth and Income Fund (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

Current Investment Objectives and Principal Investment Strategies

The investment objectives of the Funds are materially different. The investment objective of the Acquiring Fund is long-term capital growth, while the Acquired Fund seeks reasonable growth and income. The Acquiring Fund’s investment objective is a fundamental policy, while the Acquired Fund’s is not. As a result, the Acquiring Fund’s investment objective may be changed only with shareholder approval.

One difference between the Funds is that the Acquiring Fund’s target allocation is 50% to its All Cap Growth Segment and 50% to its All Cap Value Segment. Reallocation of assets occurs under the current investment strategy if the investment in one segment exceeds 60% of assets. The Acquired Fund has no such target allocations, but seeks to construct an investment portfolio whose weighted average market capitalization is similar to the S&P 500 Index. The average weighted market capitalization of the S&P 500 Index as of September 30, 2006 is $2.75 billion. Another difference between the Funds is that both funds will invest primarily in equity securities; however, the Acquired Fund emphasizes U.S. stocks with large market capitalizations and may invest in convertible securities, while the Acquiring Fund may invest in securities of any market capitalization and, while it may invest in convertible securities, will not generally do so to the same degree as the Acquired Fund. The convertible equity securities purchased by the Acquired Fund may be of any quality, including “junk” quality—securities of below investment grade. Additionally, the Acquired Fund specifically targets equity securities that provide dividend or interest income, although it may also invest in non-income-producing investments for potential appreciation in value. The Acquiring Fund seeks to invest in stocks with rapid earnings potential as well as those stocks its manager believes are undervalued by the market, and dividend income may be a factor in such analysis of undervaluation, but there is no such emphasis on the income received from such investments. Both Funds may invest in derivatives for hedging purposes, as a substitute for buying or selling securities, and as a cash flow management technique; however, the Acquired Fund may also use derivatives to enhance returns while the Acquiring Fund may not. Both Funds may sell securities short; however, the Acquiring Fund may sell securities short only “against the box,” which requires that at all times the short position is open, the Fund owns an equal amount of the securities or securities convertible into, or exchangeable into without further consideration for, securities of the same issue as the securities sold short.

Each Fund may also invest to a limited extent in foreign securities; however, while the Acquiring Fund invests only in American Depository Receipts and ordinary shares of non-U.S. companies that are traded in the U.S. markets and intends to limit such investments to no more than 25% of assets, the Acquired Fund limits such investments to 20% of its assets. In addition, the Acquired Fund may invest directly in foreign securities, while the Acquiring Fund may not.

The investment strategies of the Funds differ based on their focus. Each Fund uses fundamental analysis and seeks to find stocks that are relatively undervalued. The Acquiring Fund emphasizes investment in undervalued industries (relative to the broader market), while the Acquired Fund emphasizes individual security selection across a wide array of industries and sectors. The Acquired Fund favors high-quality companies with above-average dividend yields.

The Funds also differ somewhat with respect to their primary stock selection criteria. The All Cap Growth segment of the Acquiring Fund looks to combine the growth potential of small to medium-size companies with the stability of high-quality large-cap stocks, by investing in companies believed to be attractive in relation to business fundamentals. Stocks are also considered for unrecognized values and industry leadership and management teams with significant company ownership stakes. The All Cap Value segment of the Acquiring Fund uses a fundamentally-based analytical approach and stresses long-term value orientation. It seeks to invest in companies with stock prices that are undervalued relative to their long-term fundamentals, have strong balance sheets and stock prices that do not reflect cash flows, tangible assets or management skill. Out-of-favor or cyclical stocks are emphasized. The strategy of the Acquired Fund is to use fundamental analysis to identify high-quality companies and to determine relative valuation. The manager will then look for catalysts for stock price appreciation, including strong management, changes in strategy and improved competitive positioning.

Investment Objectives and Principal Investment Strategies Under the New Management Agreement

For a more detailed discussion of the Acquiring Fund’s investment strategies assuming the approval of the New Management Agreement, see “New Investment Strategies for the Acquiring Fund and Change to Non-Diversified Fund” in this section, above.

As a result of the proposed change in investment strategy that would be implemented by LMCM if the New Management Agreement is approved and the corresponding elimination of the segment-based investment approach, the Acquiring Fund would no longer maintain the target allocations and, therefore, would no longer automatically reallocate assets to the extent investments in a particular segment exceeded specified percentages. In addition, in connection with the approval of the New Management Agreement, the Acquiring Fund’s Board has approved a change in the Acquiring Fund’s classification from a Diversified Status Fund to a Non-Diversified Fund subject to shareholder approval. Proxy materials describing the change have previously been mailed to shareholders of the Acquiring Fund. If the proposed change in classification is approved, the Acquiring Fund would be limited with respect to only 50%, rather than 75%, of its assets to investing no more than 5% of its assets in the securities of any one issuer. It is not expected that the Acquiring Fund’s investment policies with respect to investment in foreign securities or the use of derivatives will change as a result of the New Management Agreement. The Acquiring Fund will continue to be able to invest in securities of any market capitalization.

Risk Factors

There are currently no material differences between the risk factors of the Acquiring and Acquired Funds, except that

•	unlike the Acquired Fund, the Acquiring Fund faces the risk that mid- or small-cap stocks fall out of favor with investors; and

•	the Acquired Fund, due to its greater exposure to debt securities and particularly securities of “junk” quality, faces increased risk that the issuer of a debt security owned by the Acquired Fund will default on its obligations to pay principal and/or has its credit rating downgraded due to its relatively greater emphasis on below investment-grade securities, where such risks are higher.

In addition, if the proposed change in the classification of the Acquiring Fund to a Non-Diversified Fund is approved, to the extent it concentrates its assets in fewer issuers, the Acquiring Fund, unlike the Acquired Fund, would be subject to Non-Diversification Risk. For more information on the risks of the Acquired and Acquiring Funds, see “Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds Risk Factors” for the Acquired Fund, below.

Effect on Expenses

In connection with the Reorganization, Legg Mason has contractually agreed to cap total expenses for Class A shares and Class B shares of the Acquiring Fund after the Reorganization such that expenses will not increase above 1.16% for Class A shares and 1.93% for Class B shares, the current expense levels of Classes A and B of the Acquiring Fund. In addition, if the New Management Agreement is not approved, Legg Mason has contractually agreed to cap total expenses for Class C shares of the Acquiring Fund such that expenses will not increase above 1.87%. If the New Management Agreement is approved, total expenses for Class C shares are expected to decrease to 1.83%. Each contractual expense cap will continue in effect until September 1, 2008, and will be re-evaluated thereafter by management and the Board.

The Reorganization would have the following effects on expenses, (1) assuming the New Management Agreement is approved and that all four Reorganizations are effected; and (2) assuming that the New Management Agreement is not approved and that the Reorganizations of the Acquired Funds, except for Legg Mason Partners Growth and Income Fund, are effected:

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

If the New Management Agreement is approved and the Reorganization of Legg Mason Partners Growth and Income Fund is effected along with the Reorganizations of the remaining Acquired Funds, management fees for shareholders of the Acquired Fund will decrease from 0.75% to 0.70%, and will be subject to a breakpoint schedule beginning at a lower asset amount. Total expenses paid by Acquired Fund shareholders are expected to increase for Class A shares from 1.20% to 1.23% (gross) but will decrease net of contractual fee waivers to 1.16%. Gross total expenses are expected to increase for Class B shares from 1.96% to 2.03%, but will decrease net of contractual fee waivers to 1.93%. Total expenses for Class C shares are expected to decrease from 1.95% to 1.83%. Each contractual fee waiver will continue in effect until at least September 1, 2008, and will be re-evaluated thereafter by management and the Board.

If the New Management Agreement is not approved and the Reorganization of Legg Mason Partners Growth and Income Fund is not effected, then, assuming the Reorganization of the remaining Acquired Funds, management fees paid by shareholders of the Acquired Fund will remain the same at 0.75%. Total expenses are expected to decrease for Class A shares from 1.20% to 1.16%, for Class B shares from 1.96% to 1.93%, and for Class C shares from 1.95% to 1.88% (gross) and 1.87% (net of contractual fee waivers). Each contractual fee waiver will continue in effect until at least September 1, 2008, and will be re-evaluated thereafter by management and the Board.

The Acquired Fund has no Class Y shares outstanding and does not offer Class 1 shares.

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

If the New Management Agreement is approved and the Reorganization of Legg Mason Partners Growth and Income Fund is effected along with the Reorganizations of the remaining Acquired Funds, management fees for shareholders of the Acquired Fund will decrease from 0.75% to 0.70%, and will be subject to a breakpoint schedule beginning at a lower asset amount. Total expenses paid by Acquired Fund shareholders are expected to decrease for Class A shares from 1.24% to 1.23% (gross) and 1.16% (net of contractual fee waivers). Gross total expenses are expected to remain the same for Class B shares at 2.03% pre-Reorganization and 2.03% (gross) post-Reorganization, but will decrease net of contractual fee waivers to 1.93%. Total expenses for Class C shares are expected to decrease from 1.95% to 1.83%. Each contractual fee waiver will continue in effect until at least September 1, 2008, and will be re-evaluated thereafter by management and the Board.

If the New Management Agreement is not approved and the Reorganization of Legg Mason Partners Growth and Income Fund is not effected, then, assuming the Reorganization of the remaining Acquired Funds, management fees paid by shareholders of the Acquired Fund will remain the same at 0.75%. Total expenses paid by shareholders of the Acquired Fund are expected to decrease for Class A shares from 1.24% to 1.16%, for Class B shares from 2.03% to 1.93%, and for Class C shares from 1.95% to 1.88% (gross) and 1.87% (net of contractual fee waivers). Each contractual fee waiver will continue in effect until at least September 1, 2008, and will be re-evaluated thereafter by management and the Board.

The Acquired Fund has no Class Y shares outstanding and does not offer Class 1 shares.

Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

If the New Management Agreement is approved and the Reorganization of Legg Mason Partners Growth and Income Fund is effected along with the Reorganizations of the remaining Acquired Funds, management fees for shareholders of the

Acquired Fund will decrease from 0.75% to 0.70%, and will be subject to a breakpoint schedule beginning at a lower asset amount. Total expenses paid by Acquired Fund shareholders are expected to decrease for Class A shares from 1.46% (gross) and 1.40% (net of voluntary fee waivers) to 1.23% (gross) and 1.16% (net of contractual fee waivers), for Class B shares from 2.29% (gross) and 2.15% (net of voluntary fee waivers) to 2.03% (gross) and 1.93% (net of contractual fee waivers), and for Class C shares from 2.22% (gross) and 2.15% (net of voluntary fee waivers) to 1.83%. Each contractual fee waiver will continue in effect until at least September 1, 2008, and will be re-evaluated thereafter by management and the Board.

If the New Management Agreement is not approved and the Reorganization of Legg Mason Partners Growth and Income Fund is not effected, then, assuming the Reorganization of the remaining Acquired Funds, management fees paid by shareholders of the Acquired Fund will remain the same at 0.75%. Total expenses paid by Acquired Fund shareholders are expected to decrease for Class A shares from 1.46% (gross) and 1.40% (net of voluntary fee waivers) to 1.16%, for Class B shares from 2.29% (gross) and 2.15% (net of voluntary fee waivers) to 1.93%, and for Class C shares from 2.22% (gross) and 2.15% (net of voluntary fee waivers) to 1.88% (gross) and 1.87% (net of contractual fee waivers). Each contractual fee waiver will continue in effect until at least September 1, 2008, and will be re-evaluated thereafter by management and the Board.

The Acquired Fund has no Class Y shares outstanding and does not offer Class 1 shares.

Legg Mason Partners Growth and Income Fund (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

The Reorganization of the Acquired Fund will be effected only if the New Management Agreement and the change in the Acquiring Fund’s classification from a Diversified Status Fund to a Non-Diversified Fund are approved by Acquiring Fund shareholders. As a result of the Reorganization, management fees for shareholders of the Acquired Fund will increase from 0.65% to 0.70%, but total expenses paid by Acquired Fund shareholders are expected to decrease for Class A shares from 1.29% (gross) and 1.25% (net of voluntary fee waivers) to 1.23% (gross) and 1.16% (net of contractual fee waivers), and for Class B shares from 2.24% (gross) and 2.00% (net of voluntary fee waivers) to 2.03% (gross) and 1.93% (net of contractual fee waivers). Total expenses paid by Acquired Fund shareholders are expected to remain the same for Class C shares at 1.83% and increase for Class Y shares from 0.70% to 0.74% and for Class 1 shares from 0.95% to 0.99%. Each contractual fee waiver will continue in effect until at least September 1, 2008 and will be re-evaluated thereafter by management and the Board.

FEE TABLE AND EXPENSE EXAMPLES

The tables below (1) compare the estimated fees and expenses of each class of each Fund, as of June 30, 2006, (2) show the estimated fees and expenses of the Acquiring Fund, on a pro forma basis, as if the Reorganization occurred on June 30, 2006, assuming the New Management Agreement is approved; and (3) show the estimated fees and expenses of the Acquiring Fund on a pro forma basis as if the Reorganization occurred on June 30, 2006, assuming the New Management Agreement is not approved. The estimates are based on the contracts and agreements in effect as of June 30, 2006 and reflect the operating expense and accrual rates on that date, which are based on each Fund’s net assets as of June 30, 2006. Accordingly, the actual fees and expenses of each class of each Fund and the combined Fund as of the Closing Date of the Reorganizations may differ from those reflected in the tables below due to changes in net assets from those at June 30, 2006.

Changes in net assets may result from purchases and redemptions of Fund shares, market appreciation or depreciation, and other factors occurring between that date and the Closing Date of the Reorganization. As a general matter, changes (positive or negative) in any Fund’s expense ratios resulting from fluctuations in the Acquired or Acquiring Fund’s net assets will be borne by shareholders of the Fund and the combined Fund. For information concerning the net assets of each Fund and class as of April 30, 2006, please see “Capitalization.”

The tables compare the fees and expenses for each combination of one, two, three or four funds approving the Reorganization with the Acquiring Fund, assuming for each combination: (1) the New Management Agreement with lower management fees is approved, and (2) the New Management Agreement is not approved and the current management fees remain in effect. Because any combination involving Legg Mason Partners Growth and Income Fund could occur only if the New Management Agreement is approved, the tables for such combinations do not show fees and expenses without the lower management fees charged under the New Management Agreement.

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund)

Legg Mason Partners Growth and Income Fund (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below. The table assumes the approval of the New Management Agreement.

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†@
	Class A		Class A		Class A		Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.00%		5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)	None	(a)	None	(a)	None	(a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%		0.25%		0.25%
Other Expenses	0.20%		0.24%		0.46%		0.39%		0.16%		0.28%

Total Annual Fund Operating Expenses	1.20	%(b)	1.24	%(b)	1.46	%(b)	1.29	%(c)	1.16	%(b)	1.23%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		N/A		N/A		-0.07%

Net Total Annual Fund Operating Expenses	N/A		N/A		N/A		N/A		N/A		1.16	%(d)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class B		Class B		Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(e)	5.00	%(e)	5.00	%(e)	5.00	%(e)	5.00	%(e)	5.00	%(e)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%
Other Expenses	0.21%		0.28%		0.54%		0.59%		0.18%		0.33%

Total Annual Fund Operating Expenses	1.96	%(b)	2.03	%(b)	2.29	%(b)	2.24	%(c)	1.93	%(b)	2.03%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		N/A		N/A		-0.10%

Net Total Annual Fund Operating Expenses	N/A		N/A		N/A		N/A		N/A		1.93	%(d)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class C		Class C		Class C		Class C		Class C		Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%
Other Expenses	0.20%		0.20%		0.47%		0.18%		0.12%		0.13%

Total Annual Fund Operating Expenses	1.95	%(b)	1.95	%(b)	2.22	%(b)	1.83	%(c)	1.87	%(b)	1.83%

	Pre-Reorganization				Pre-Reorganization
	Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@	Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*‡	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class Y		Class Y	Class Y	Class 1		Class 1	Class 1(f)
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None	8.50%		8.50%	8.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None	None	None		None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%	0.70%	0.65%		0.75%	0.70%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%	0.00%	0.00%		0.00%	0.00%
Other Expenses	0.05%		0.04%	0.04%	0.30%		0.29%	0.29%

Total Annual Fund Operating Expenses	0.70	%(c)	0.79%	0.74%	0.95	%(c)	1.04%	0.99%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales load.
@	Assumes that shareholders of each Acquired Fund approve the Reorganization into the Acquiring Fund.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(c)	Management has agreed to voluntarily cap expenses at 1.25%, 2.00%, 2.00%, 1.00% and 1.00% for Class A, Class B, Class C, Class Y and Class 1 shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(d)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.16% for Class A and 1.93% for Class B until September 1, 2008.
(e)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.
(f)	Prior to the Reorganization, Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value did not issue Class 1 shares.
‡	Ratios are estimated as Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value currently does not offer Class 1 shares.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Growth and Income Fund	$625	$888	$1,171	$1,977
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$936	$1,205	$1,972

Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$699	$915	$1,157	$2,087	*
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$706	$936	$1,193	$2,156	*
Legg Mason Partners Multiple Discipline Funds All Cap and International	$732	$1,015	$1,324	$2,416	*
Legg Mason Partners Growth and Income Fund	$727	$1,000	$1,299	$2,333	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$696	$927	$1,184	$2,146	*

Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap and International	$325	$694	$1,189	$2,553
Legg Mason Partners Growth and Income Fund	$286	$576	$991	$2,148
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$286	$576	$991	$2,148

Class Y:
Legg Mason Partners Growth and Income Fund	$72	$225	$391	$871
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$81	$253	$439	$978
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$76	$237	$412	$919

Class 1:
Legg Mason Partners Growth and Income Fund	$939	$1,127	$1,331	$1,918
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value‡	$947	$1,153	$1,375	$2,013
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$942	$1,138	$1,350	$1,960

Assuming the investor does not redeem his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Growth and Income Fund	$625	$888	$1,171	$1,977
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$936	$1,205	$1,972

	1 Year	3 Years	5 Years	10 Years
Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$199	$615	$1,057	$2,087	*
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$206	$636	$1,093	$2,156	*
Legg Mason Partners Multiple Discipline Funds All Cap and International	$232	$715	$1,224	$2,416	*
Legg Mason Partners Growth and Income Fund	$227	$700	$1,199	$2,333	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$196	$627	$1,084	$2,146	*

Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap and International	$225	$694	$1,189	$2,553
Legg Mason Partners Growth and Income Fund	$186	$576	$991	$2,148
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$186	$576	$991	$2,148

Class Y:
Legg Mason Partners Growth and Income Fund	$72	$225	$391	$871
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$81	$253	$439	$978
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$76	$237	$412	$919

Class 1:
Legg Mason Partners Growth and Income Fund	$939	$1,127	$1,331	$1,918
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value‡	$947	$1,153	$1,375	$2,013
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$942	$1,138	$1,350	$1,960

*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales load.
‡	Amounts are estimates as Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value currently does not offer Class 1 shares.

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

Assuming the New Management Agreement with a Lower Management Fee is Approved

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below.

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†
	Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None (a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.20%		0.16%		0.16%

Total Annual Fund Operating Expenses	1.20	%(b)	1.16	%(b)	1.11%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*
	Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(c)	5.00	%(c)	5.00	%(c)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.21%		0.18%		0.17%

Total Annual Fund Operating Expenses	1.96	%(b)	1.93	%(b)	1.87%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*
	Class C		Class C		Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.20%		0.12%		0.12%

Total Annual Fund Operating Expenses	1.95	%(b)	1.87	%(b)	1.82%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales load.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(c)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$682	$908	$1,152	$1,849

Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$699	$915	$1,157	$2,087	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$690	$888	$1,111	$1,993	*

Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$285	$573	$986	$2,138

Assuming the investor does not redeem his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$682	$908	$1,152	$1,849

Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$199	$615	$1,057	$2,087	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$190	$588	$1,011	$1,993	*

Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$185	$573	$986	$2,138

*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales load.

Assuming the New Management Agreement Is Not Approved and the Management Fees Are Unchanged

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below.

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†
	Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.20%		0.16%		0.16%

Total Annual Fund Operating Expenses	1.20	%(b)	1.16	%(b)	1.16%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*
	Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(c)	5.00	%(c)	5.00	%(c)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.21%		0.18%		0.17%

Total Annual Fund Operating Expenses	1.96	%(b)	1.93	%(b)	1.92%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*
	Class C		Class C		Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.20%		0.12%		0.12%

Total Annual Fund Operating Expenses	1.95	%(b)	1.87	%(b)	1.87%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(c)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$922	$1,177	$1,904

Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$699	$915	$1,157	$2,087	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$695	$903	$1,137	$2,046	*

Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$290	$588	$1,011	$2,192

Assuming the investor does not redeem his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$922	$1,177	$1,904

Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$199	$615	$1,057	$2,087	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$195	$603	$1,037	$2,046	*

Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$190	$588	$1,011	$2,192

*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales load.

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

Assuming the New Management Agreement with a Lower Management Fee is Approved

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below.

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†@
	Class A		Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)	None (a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%
Other Expenses	0.20%		0.24%		0.16%		0.16%

Total Annual Fund Operating Expenses	1.20	%(b)	1.24	%(b)	1.16	%(b)	1.11%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(c)	5.00	%(c)	5.00	%(c)	5.00	%(c)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.21%		0.28%		0.18%		0.18%

Total Annual Fund Operating Expenses	1.96	%(b)	2.03	%(b)	1.93	%(b)	1.88%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class C		Class C		Class C		Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.20%		0.20%		0.12%		0.12%

Total Annual Fund Operating Expenses	1.95	%(b)	1.95	%(b)	1.87	%(b)	1.82%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
@	Assumes that shareholders of Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value and Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value approve the Reorganization into Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(c)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$682	$908	$1,152	$1,849

Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$699	$915	$1,157	$2,087	*
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$706	$936	$1,193	$2,156	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$691	$891	$1,116	$2,001	*

Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$285	$573	$986	$2,138

Assuming the investor does not redeem his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$682	$908	$1,152	$1,849

Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$199	$615	$1,057	$2,087	*
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$206	$636	$1,093	$2,156	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$191	$591	$1,016	$2,001	*

Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$185	$573	$986	$2,138

*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales load.

Assuming the New Management Agreement Is Not Approved and the Management Fees Are Unchanged

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below.

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†@
	Class A		Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)	None	(a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%
Other Expenses	0.20%		0.24%		0.16%		0.16%

Total Annual Fund Operating Expenses	1.20	%(b)	1.24	%(b)	1.16	%(b)	1.16%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(c)	5.00	%(c)	5.00	%(c)	5.00	%(c)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.21%		0.28%		0.18%		0.18%

Total Annual Fund Operating Expenses	1.96	%(b)	2.03	%(b)	1.93	%(b)	1.93%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class C		Class C		Class C		Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.20%		0.20%		0.12%		0.12%

Total Annual Fund Operating Expenses	1.95	%(b)	1.95	%(b)	1.87	%(b)	1.87%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales load.
@	Assumes that shareholders of Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value and Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value approve the Reorganization into Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps may be changed or discontinued at any time.
(c)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$922	$1,177	$1,904

Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$699	$915	$1,157	$2,087	*
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$706	$936	$1,193	$2,156	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$696	$906	$1,142	$2,054	*

	1 Year	3 Years	5 Years	10 Years
Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$290	$588	$1,011	$2,192

Assuming the investor does not redeem his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$922	$1,177	$1,904

Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$199	$615	$1,057	$2,087	*
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$206	$636	$1,093	$2,156	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$196	$606	$1,042	$2,054	*

Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$190	$588	$1,011	$2,192

*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales load.

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

Assuming the New Management Agreement with Lower Management Fees is Approved

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below.

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†@
	Class A		Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)	None	(a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%
Other Expenses	0.20%		0.46%		0.16%		0.16%

Total Annual Fund Operating Expenses	1.20	%(b)	1.46	%(b)	1.16	%(b)	1.11%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(c)	5.00	%(c)	5.00	%(c)	5.00	%(c)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.21%		0.54%		0.18%		0.18%

Total Annual Fund Operating Expenses	1.96	%(b)	2.29	%(b)	1.93	%(b)	1.88%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class C		Class C		Class C		Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.20%		0.47%		0.12%		0.13%

Total Annual Fund Operating Expenses	1.95	%(b)	2.22	%(b)	1.87	%(b)	1.83%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
@	Assumes that shareholders of Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value and Legg Mason Partners Multiple Discipline Funds All Cap and International approve the Reorganization into Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps may be changed or discontinued at any time.
(c)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$682	$908	$1,152	$1,849

Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$699	$915	$1,157	$2,087	*
Legg Mason Partners Multiple Discipline Funds All Cap and International	$732	$1,015	$1,324	$2,416	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$691	$891	$1,116	$2,001	*

	1 Year	3 Years	5 Years	10 Years
Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap and International	$325	$694	$1,189	$2,553
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$286	$576	$991	$2,148

Assuming the investor does not redeem his or her shares:
	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$682	$908	$1,152	$1,849

Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$199	$615	$1,057	$2,087	*
Legg Mason Partners Multiple Discipline Funds All Cap and International	$232	$715	$1,224	$2,416	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$191	$591	$1,016	$2,001	*

Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap and International	$225	$694	$1,189	$2,553
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$186	$576	$991	$2,148

*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.

Assuming the New Management Agreement is Not Approved and the Management Fees are Unchanged

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below.

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†@
	Class A		Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)	None (a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%
Other Expenses	0.20%		0.46%		0.16%		0.16%

Total Annual Fund Operating Expenses	1.20	%(b)	1.46	%(b)	1.16	%(b)	1.16%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(c)	5.00	%(c)	5.00	%(c)	5.00	%(c)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.21%		0.54%		0.18%		0.18%

Total Annual Fund Operating Expenses	1.96	%(b)	2.29	%(b)	1.93	%(b)	1.93%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class C		Class C		Class C		Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.20%		0.47%		0.12%		0.13%

Total Annual Fund Operating Expenses	1.95	%(b)	2.22	%(b)	1.87	%(b)	1.88%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		-0.01%

Net Total Annual Fund Operating Expenses	N/A		N/A		N/A		1.87	%(d)

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
@	Assumes that shareholders of Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value and Legg Mason Partners Multiple Discipline Funds All Cap and International approve the Reorganization into Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(c)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.
(d)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.87% for Class C until September 1, 2008.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$922	$1,177	$1,904

Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$699	$915	$1,157	$2,087	*
Legg Mason Partners Multiple Discipline Funds All Cap and International	$732	$1,015	$1,324	$2,416	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$696	$906	$1,142	$2,054	*

Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap and International	$325	$694	$1,189	$2,553
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$290	$590	$1,015	$2,201

Assuming the investor does not redeem his or her shares:
	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$922	$1,177	$1,904

Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$199	$615	$1,057	$2,087	*
Legg Mason Partners Multiple Discipline Funds All Cap and International	$232	$715	$1,224	$2,416	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$196	$606	$1,042	$2,054	*

Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap and International	$225	$694	$1,189	$2,553
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$190	$590	$1,015	$2,201

*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales load.

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund)

Legg Mason Partners Growth and Income Fund (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below. The table assumes the approval of the New Management Agreement.

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†@
	Class A		Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)	None	(a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%
Other Expenses	0.20%		0.39%		0.16%		0.30%

Total Annual Fund Operating Expenses	1.20	%(b)	1.29	%(c)	1.16	%(b)	1.25%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		-0.09%

Net Total Annual Fund Operating Expenses	N/A		N/A		N/A		1.16	%(d)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(e)	5.00	%(e)	5.00	%(e)	5.00	%(e)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.21%		0.59%		0.18%		0.34%

Total Annual Fund Operating Expenses	1.96	%(b)	2.24	%(c)	1.93	%(b)	2.04%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		-0.11%

Net Total Annual Fund Operating Expenses	N/A		N/A		N/A		1.93	%(d)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class C		Class C		Class C		Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.20%		0.18%		0.12%		0.12%

Total Annual Fund Operating Expenses	1.95	%(b)	1.83	%(c)	1.87	%(b)	1.82%

	Pre-Reorganization				Pre-Reorganization
	Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@	Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*‡	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class Y		Class Y	Class Y	Class 1		Class 1	Class 1(f)
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None	8.50%		8.50%	8.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None	None	None		None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%	0.70%	0.65%		0.75%	0.70%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%	0.00%	0.00%		0.00%	0.00%
Other Expenses	0.05%		0.04%	0.04%	0.30%		0.29%	0.29%

Total Annual Fund Operating Expenses	0.70	%(c)	0.79%	0.74%	0.95	%(c)	1.04%	0.99%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
@	Assumes that shareholders of Legg Mason Partners Multiple Discipline Large Cap Growth and Value and Legg Mason Partners Growth and Income Fund approve the Reorganization into Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(c)	Management has agreed to voluntarily cap expenses at 1.25%, 2.00%, 2.00%, 1.00% and 1.00% for Class A, Class B, Class C, Class Y and Class 1 shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(d)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.16% for Class A and 1.93% for Class B until September 1, 2008.
(e)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.

(f)	Prior to the Reorganization, Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value did not issue Class 1 shares.
‡	Ratios are estimated as Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value currently does not offer Class 1 shares.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Growth and Income Fund	$625	$888	$1,171	$1,977
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$940	$1,213	$1,990

Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$699	$915	$1,157	$2,087	*
Legg Mason Partners Growth and Income Fund	$727	$1,000	$1,299	$2,333	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$696	$929	$1,188	$2,157	*

Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Growth and Income Fund	$286	$576	$991	$2,148
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$285	$573	$986	$2,138

Class Y:
Legg Mason Partners Growth and Income Fund	$72	$225	$391	$871
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$81	$253	$439	$978
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$76	$237	$412	$919

Class 1:
Legg Mason Partners Growth and Income Fund	$939	$1,127	$1,331	$1,918
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value‡	$947	$1,153	$1,375	$2,013
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$942	$1,138	$1,350	$1,960

Assuming the investor does not redeem his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Growth and Income Fund	$625	$888	$1,171	$1,977
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$940	$1,213	$1,990

	1 Year	3 Years	5 Years	10 Years
Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$199	$615	$1,057	$2,087	*
Legg Mason Partners Growth and Income Fund	$227	$700	$1,199	$2,333	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$196	$629	$1,088	$2,157	*

Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Growth and Income Fund	$186	$576	$991	$2,148
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$185	$573	$986	$2,138

Class Y:
Legg Mason Partners Growth and Income Fund	$72	$225	$391	$871
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$81	$253	$439	$978
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$76	$237	$412	$919

Class 1:
Legg Mason Partners Growth and Income Fund	$939	$1,127	$1,331	$1,918
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value‡	$947	$1,153	$1,375	$2,013
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$942	$1,138	$1,350	$1,960

*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
‡	Amounts are estimates as Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value currently does not offer Class 1 shares.

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

Assuming the New Management Agreement with Lower Management Fees is Approved

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below.

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†@
	Class A		Class A		Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)	None	(a)	None (a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%		0.25%
Other Expenses	0.20%		0.24%		0.46%		0.16%		0.16%

Total Annual Fund Operating Expenses	1.20	%(b)	1.24	%(b)	1.46	%(b)	1.16	%(b)	1.11%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class B		Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(c)	5.00	%(c)	5.00	%(c)	5.00	%(c)	5.00	%(c)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%		1.00%
Other Expenses	0.21%		0.28%		0.54%		0.18%		0.18%

Total Annual Fund Operating Expenses	1.96	%(b)	2.03	%(b)	2.29	%(b)	1.93	%(b)	1.88%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class C		Class C		Class C		Class C		Class C
Stockholder Fees (fees paid directly From a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%		1.00%
Other Expenses	0.20%		0.20%		0.47%		0.12%		0.13%

Total Annual Fund Operating Expenses	1.95	%(b)	1.95	%(b)	2.22	%(b)	1.87	%(b)	1.83%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.

@	Assumes that shareholders of Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value and Legg Mason Partners Multiple Discipline Funds All Cap and International approve the Reorganization into the Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(c)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$682	$908	$1,152	$1,849

Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$699	$915	$1,157	$2,087	*
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$706	$936	$1,193	$2,156	*
Legg Mason Partners Multiple Discipline Funds All Cap and International	$732	$1,015	$1,324	$2,416	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$691	$891	$1,116	$2,001	*

Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap and International	$325	$694	$1,189	$2,553
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$286	$576	$991	$2,148

Assuming the investor does not redeem his or her shares:
	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$682	$908	$1,152	$1,849

Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$199	$615	$1,057	$2,087	*
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$206	$636	$1,093	$2,156	*
Legg Mason Partners Multiple Discipline Funds All Cap and International	$232	$715	$1,224	$2,416	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$191	$591	$1,016	$2,001	*

	1 Year	3 Years	5 Years	10 Years
Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap and International	$225	$694	$1,189	$2,553
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$186	$576	$991	$2,148

*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.

Assuming the New Management Agreement is Not Approved and the Management Fees are Unchanged

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below.

	Pre-Reorganization								Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†@
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*
	Class A		Class A		Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)	None	(a)	None (a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%		0.25%
Other Expenses	0.20%		0.24%		0.46%		0.16%		0.16%

Total Annual Fund Operating Expenses	1.20	%(b)	1.24	%(b)	1.46	%(b)	1.16	%(b)	1.16%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class B		Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(c)	5.00	%(c)	5.00	%(c)	5.00	%(c)	5.00	%(c)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%		1.00%
Other Expenses	0.21%		0.28%		0.54%		0.18%		0.18%

Total Annual Fund Operating Expenses	1.96	%(b)	2.03	%(b)	2.29	%(b)	1.93	%(b)	1.93%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class C		Class C		Class C		Class C		Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%		1.00%
Other Expenses	0.20%		0.20%		0.47%		0.12%		0.13%

Total Annual Fund Operating Expenses	1.95	%(b)	1.95	%(b)	2.22	%(b)	1.87	%(b)	1.88%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		N/A		-0.01%

Net Total Annual Fund Operating Expenses	N/A		N/A		N/A		N/A		1.87	%(d)

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.

@	Assumes that shareholders of Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value and Legg Mason Partners Multiple Discipline Funds All Cap and International approve the Reorganization into Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(c)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.
(d)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.87% for Class C until September 1, 2008.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$922	$1,177	$1,904

Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$699	$915	$1,157	$2,087	*
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$706	$936	$1,193	$2,156	*
Legg Mason Partners Multiple Discipline Funds All Cap and International	$732	$1,015	$1,324	$2,416	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$696	$906	$1,142	$2,054	*

Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap and International	$325	$694	$1,189	$2,553
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$290	$590	$1,015	$2,201

Assuming the investor does not redeem his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$922	$1,177	$1,904

	1 Year	3 Years	5 Years	10 Years

Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$199	$615	$1,057	$2,087	*
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$206	$636	$1,093	$2,156	*
Legg Mason Partners Multiple Discipline Funds All Cap and International	$232	$715	$1,224	$2,416	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$196	$606	$1,042	$2,054	*

Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap and International	$225	$694	$1,189	$2,553
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$190	$590	$1,015	$2,201

*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales load.

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund)

Legg Mason Partners Growth and Income Fund (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below. The table assumes the approval of the New Management Agreement.

	Pre-Reorganization								Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†@
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*
	Class A		Class A		Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)	None	(a)	None	(a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%		0.25%
Other Expenses	0.20%		0.24%		0.39%		0.16%		0.29%

Total Annual Fund Operating Expenses	1.20	%(b)	1.24	%(b)	1.29	%(c)	1.16	%(b)	1.24%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		N/A		-0.08%

Net Total Annual Fund Operating Expenses	N/A		N/A		N/A		N/A		1.16	%(d)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class B		Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(e)	5.00	%(e)	5.00	%(e)	5.00	%(e)	5.00	%(e)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%		1.00%
Other Expenses	0.21%		0.28%		0.59%		0.18%		0.33%

Total Annual Fund Operating Expenses	1.96	%(b)	2.03	%(b)	2.24	%(c)	1.93	%(b)	2.03%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		N/A		-0.10%

Net Total Annual Fund Operating Expenses	N/A		N/A		N/A		N/A		1.93	%(d)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class C		Class C		Class C		Class C		Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%		1.00%
Other Expenses	0.20%		0.20%		0.18%		0.12%		0.12%

Total Annual Fund Operating Expenses	1.95	%(b)	1.95	%(b)	1.83	%(c)	1.87	%(b)	1.82%

	Pre-Reorganization				Pre-Reorganization
	Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@	Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*‡	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class Y		Class Y	Class Y	Class 1		Class 1	Class 1(f)
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None	8.50%		8.50%	8.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None	None	None		None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%	0.70%	0.65%		0.75%	0.70%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%	0.00%	0.00%		0.00%	0.00%
Other Expenses	0.05%		0.04%	0.03%	0.30%		0.29%	0.28%

Total Annual Fund Operating Expenses	0.70	%(c)	0.79%	0.73%	0.95	%(c)	1.04%	0.98%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
@	Assumes that shareholders of Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value and Legg Mason Partners Growth and Income Fund approve the Reorganization into Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(c)	Management has agreed to voluntarily cap expenses at 1.25%, 2.00%, 2.00%, 1.00% and 1.00% for Class A, Class B, Class C, Class Y and Class 1 shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(d)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.16% for Class A and 1.93% for Class B until September 1, 2008.
(e)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.
(f)	Prior to the Reorganization, Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value did not issue Class 1 shares.
‡	Ratios are estimated as Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value currently does not offer Class 1 shares.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Growth and Income Fund	$625	$888	$1,171	$1,977
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$938	$1,209	$1,981

	1 Year	3 Years	5 Years	10 Years

Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$699	$915	$1,157	$2,087	*
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$706	$936	$1,193	$2,156	*
Legg Mason Partners Growth and Income Fund	$727	$1,000	$1,299	$2,333	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$696	$927	$1,184	$2,148	*

Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Growth and Income Fund	$286	$576	$991	$2,148
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$285	$573	$986	$2,138

Class Y:
Legg Mason Partners Growth and Income Fund	$72	$225	$391	$871
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$81	$253	$439	$978
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$75	$234	$407	$908

Class 1:
Legg Mason Partners Growth and Income Fund	$939	$1,127	$1,331	$1,918
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value‡	$947	$1,153	$1,375	$2,013
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$941	$1,135	$1,345	$1,948

Assuming the investor does not redeem his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Growth and Income Fund	$625	$888	$1,171	$1,977
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$938	$1,209	$1,981

Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$199	$615	$1,057	$2,087	*
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$206	$636	$1,093	$2,156	*
Legg Mason Partners Growth and Income Fund	$227	$700	$1,199	$2,333	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$196	$627	$1,084	$2,148	*

Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Growth and Income Fund	$186	$576	$991	$2,148
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$185	$573	$986	$2,138

	1 Year	3 Years	5 Years	10 Years
Class Y:
Legg Mason Partners Growth and Income Fund	$72	$225	$391	$871
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$81	$253	$439	$978
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$75	$234	$407	$908

Class 1:
Legg Mason Partners Growth and Income Fund	$939	$1,127	$1,331	$1,918
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value‡	$947	$1,153	$1,375	$2,013
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$941	$1,135	$1,345	$1,948

*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
‡	Amounts are estimates as Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value currently does not offer Class 1 shares.

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund)

Legg Mason Partners Growth and Income Fund (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below. The table assumes the approval of the New Management Agreement.

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†@
	Class A		Class A		Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)	None	(a)	None	(a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%		0.25%
Other Expenses	0.20%		0.46%		0.39%		0.16%		0.30%

Total Annual Fund Operating Expenses	1.20	%(b)	1.46	%(b)	1.29	%(c)	1.16	%(b)	1.25%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		N/A		-0.09%

Net Total Annual Fund Operating Expenses	N/A		N/A		N/A		N/A		1.16	%(d)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class B		Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(e)	5.00	%(e)	5.00	%(e)	5.00	%(e)	5.00	%(e)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%		1.00%
Other Expenses	0.21%		0.54%		0.59%		0.18%		0.34%

Total Annual Fund Operating Expenses	1.96	%(b)	2.29	%(b)	2.24	%(c)	1.93	%(b)	2.04%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		N/A		-0.11%

Net Total Annual Fund Operating Expenses	N/A		N/A		N/A		N/A		1.93	%(d)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class C		Class C		Class C		Class C		Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%		1.00%
Other Expenses	0.20%		0.47%		0.18%		0.12%		0.13%

Total Annual Fund Operating Expenses	1.95	%(b)	2.22	%(b)	1.83	%(c)	1.87	%(b)	1.83%

	Pre-Reorganization				Pre-Reorganization
	Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@	Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*‡	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class Y		Class Y	Class Y	Class 1		Class 1	Class 1(f)
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None	8.50%		8.50%	8.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None	None	None		None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%	0.70%	0.65%		0.75%	0.70%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%	0.00%	0.00%		0.00%	0.00%
Other Expenses	0.05%		0.04%	0.04%	0.30%		0.29%	0.29%

Total Annual Fund Operating Expenses	0.70	%(c)	0.79%	0.74%	0.95	%(c)	1.04%	0.99%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
@	Assumes that shareholders of Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds All Cap and International and Legg Mason Partners Growth and Income Fund approve the Reorganization into Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(c)	Management has agreed to voluntarily cap expenses at 1.25%, 2.00%, 2.00%, 1.00% and 1.00% for Class A, Class B, Class C, Class Y and Class 1 shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(d)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.16% for Class A and 1.93% for Class B until September 1, 2008.
(e)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.
(f)	Prior to the Reorganization, Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value did not issue Class 1 shares.
‡	Ratios are estimated as Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value currently does not offer Class 1 shares.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Growth and Income Fund	$625	$888	$1,171	$1,977
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$940	$1,213	$1,990

Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$699	$915	$1,157	$2,087	*
Legg Mason Partners Multiple Discipline Funds All Cap and International	$732	$1,015	$1,324	$2,416	*
Legg Mason Partners Growth and Income Fund	$727	$1,000	$1,299	$2,333	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$696	$929	$1,188	$2,157	*

Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap and International	$325	$694	$1,189	$2,553
Legg Mason Partners Growth and Income Fund	$286	$576	$991	$2,148
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$286	$576	$991	$2,148

Class Y:
Legg Mason Partners Growth and Income Fund	$72	$225	$391	$871
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$81	$253	$439	$978
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$76	$237	$412	$919

Class 1:
Legg Mason Partners Growth and Income Fund	$939	$1,127	$1,331	$1,918
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value‡	$947	$1,153	$1,375	$2,013
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$942	$1,138	$1,350	$1,960

Assuming the investor does not redeem his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$616	$862	$1,127	$1,883
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Growth and Income Fund	$625	$888	$1,171	$1,977
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$940	$1,213	$1,990

	1 Year	3 Years	5 Years	10 Years
Class B:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$199	$615	$1,057	$2,087	*
Legg Mason Partners Multiple Discipline Funds All Cap and International	$232	$715	$1,224	$2,416	*
Legg Mason Partners Growth and Income Fund	$227	$700	$1,199	$2,333	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$196	$629	$1,088	$2,157	*

Class C:
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap and International	$225	$694	$1,189	$2,553
Legg Mason Partners Growth and Income Fund	$186	$576	$991	$2,148
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$186	$576	$991	$2,148

Class Y:
Legg Mason Partners Growth and Income Fund	$72	$225	$391	$871
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$81	$253	$439	$978
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$76	$237	$412	$919

Class 1:
Legg Mason Partners Growth and Income Fund	$939	$1,127	$1,331	$1,918
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value‡	$947	$1,153	$1,375	$2,013
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$942	$1,138	$1,350	$1,960

*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
‡	Amounts are estimates as Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value currently does not offer Class 1 shares.

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

Assuming the New Management Agreement with a Lower Management Fee is Approved

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below.

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†
	Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None (a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.24%		0.16%		0.17%

Total Annual Fund Operating Expenses	1.24	%(b)	1.16	%(b)	1.12%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*
	Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(c)	5.00	%(c)	5.00	%(c)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.28%		0.18%		0.19%

Total Annual Fund Operating Expenses	2.03	%(b)	1.93	%(b)	1.89%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*
	Class C		Class C		Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.20%		0.12%		0.12%

Total Annual Fund Operating Expenses	1.95	%(b)	1.87	%(b)	1.82%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(c)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$683	$911	$1,157	$1,860

Class B:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$706	$936	$1,193	$2,156	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$692	$894	$1,121	$2,012	*

Class C:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$285	$573	$986	$2,138

Assuming the investor does not redeem his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$683	$911	$1,157	$1,860

Class B:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$206	$636	$1,093	$2,156	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$192	$594	$1,021	$2,012	*

Class C:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$185	$573	$986	$2,138

*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.

Assuming the New Management Agreement is Not Approved and the Management Fees are Unchanged

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below.

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†
	Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.24%		0.16%		0.17%

Total Annual Fund Operating Expenses	1.24	%(b)	1.16	%(b)	1.17%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		-0.01%

Net Total Annual Fund Operating Expenses	N/A		N/A		1.16	%(c)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*
	Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(d)	5.00	%(d)	5.00	%(d)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.28%		0.18%		0.19%

Total Annual Fund Operating Expenses	2.03	%(b)	1.93	%(b)	1.94%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		-0.01%

Net Total Annual Fund Operating Expenses	N/A		N/A		1.93	%(c)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*
	Class C		Class C		Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.20%		0.12%		0.12%

Total Annual Fund Operating Expenses	1.95	%(b)	1.87	%(b)	1.87%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(c)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.16% for Class A and 1.93% for Class B until September 1, 2008.
(d)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$924	$1,181	$1,914

Class B:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$706	$936	$1,193	$2,156	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$696	$908	$1,146	$2,064	*

	1 Year	3 Years	5 Years	10 Years
Class C:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$290	$588	$1,011	$2,192

Assuming the investor does not redeem his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$924	$1,181	$1,914

Class B:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$206	$636	$1,093	$2,156	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$196	$608	$1,046	$2,064	*

Class C:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$190	$588	$1,011	$2,192
*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

Assuming the New Management Agreement with a Lower Management Fee is Approved

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below.

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†@
	Class A		Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)	None (a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%
Other Expenses	0.24%		0.46%		0.16%		0.17%

Total Annual Fund Operating Expenses	1.24	%(b)	1.46	%(b)	1.16	%(b)	1.12%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(c)	5.00	%(c)	5.00	%(c)	5.00	%(c)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.28%		0.54%		0.18%		0.20%

Total Annual Fund Operating Expenses	2.03	%(b)	2.29	%(b)	1.93	%(b)	1.90%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class C		Class C		Class C		Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.20%		0.47%		0.12%		0.13%

Total Annual Fund Operating Expenses	1.95	%(b)	2.22	%(b)	1.87	%(b)	1.83%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
@	Assumes that shareholders of Legg Mason Multiple Discipline Funds Global All Cap Growth and Value and Legg Mason Partners Multiple Discipline Funds All Cap and International approve the Reorganization into Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(c)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$683	$911	$1,157	$1,860

Class B:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$706	$936	$1,193	$2,156	*
Legg Mason Partners Multiple Discipline Funds All Cap and International	$732	$1,015	$1,324	$2,416	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$693	$897	$1,126	$2,019	*

Class C:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap and International	$325	$694	$1,189	$2,553
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$286	$576	$991	$2,148

Assuming the investor does not redeem his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$683	$911	$1,157	$1,860

Class B:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$206	$636	$1,093	$2,156	*
Legg Mason Partners Multiple Discipline Funds All Cap and International	$232	$715	$1,224	$2,416	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$193	$597	$1,026	$2,019	*

Class C:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap and International	$225	$694	$1,189	$2,553
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$186	$576	$991	$2,148

*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by the Acquired Fund shareholders in the Reorganization will not be subject to a sales load or deferred sales charge.

Assuming the New Management Agreement is Not Approved and the Management Fees are Unchanged

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below.

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†@
	Class A		Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)	None	(a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%
Other Expenses	0.24%		0.46%		0.16%		0.17%

Total Annual Fund Operating Expenses	1.24	%(b)	1.46	%(b)	1.16	%(b)	1.17%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		-0.01%

Net Total Annual Fund Operating Expenses	N/A		N/A		N/A		1.16	%(c)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(d)	5.00	%(d)	5.00	%(d)	5.00	%(d)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.28%		0.54%		0.18%		0.20%

Total Annual Fund Operating Expenses	2.03	%(b)	2.29	%(b)	1.93	%(b)	1.95%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		-0.02%

Net Total Annual Fund Operating Expenses	N/A		N/A		N/A		1.93	%(c)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class C		Class C		Class C		Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.20%		0.47%		0.12%		0.13%

Total Annual Fund Operating Expenses	1.95	%(b)	2.22	%(b)	1.87	%(b)	1.88%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		-0.01%

Net Total Annual Fund Operating Expenses	N/A		N/A		N/A		1.87	%(c)

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
@	Assumes that shareholders of Legg Mason Multiple Discipline Funds Global All Cap Growth and Value and Legg Mason Partners Multiple Discipline Funds All Cap and International approve the Reorganization into Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(c)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.16% for Class A, 1.93% for Class B and 1.87% for Class C until September 1, 2008.
(d)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$924	$1,181	$1,914

	1 Year	3 Years	5 Years	10 Years
Class B:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$706	$936	$1,193	$2,156	*
Legg Mason Partners Multiple Discipline Funds All Cap and International	$732	$1,015	$1,324	$2,416	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$696	$910	$1,150	$2,070	*

Class C:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap and International	$325	$694	$1,189	$2,553
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$290	$590	$1,015	$2,201

Assuming the investor does not redeem his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$924	$1,181	$1,914

Class B:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$206	$636	$1,093	$2,156	*
Legg Mason Partners Multiple Discipline Funds All Cap and International	$232	$715	$1,224	$2,416	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$196	$610	$1,050	$2,070	*

Class C:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap and International	$225	$694	$1,189	$2,553
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$190	$590	$1,015	$2,201

*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by the Acquired Fund shareholders in the Reorganization will not be subject to a sales load or deferred sales charge.

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund)

Legg Mason Partners Growth and Income Fund (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below. The table assumes the New Management Agreement is approved.

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†@
	Class A		Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)	None	(a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%
Other Expenses	0.24%		0.39%		0.16%		0.30%

Total Annual Fund Operating Expenses	1.24	%(b)	1.29	%(c)	1.16	%(b)	1.25%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		-0.09%

Net Total Annual Fund Operating Expenses	N/A		N/A		N/A		1.16	%(d)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(e)	5.00	%(e)	5.00	%(e)	5.00	%(e)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.28%		0.59%		0.18%		0.38%

Total Annual Fund Operating Expenses	2.03	%(b)	2.24	%(c)	1.93	%(b)	2.08%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		-0.15%

Net Total Annual Fund Operating Expenses	N/A		N/A		N/A		1.93	%(d)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†@
	Class C		Class C		Class C		Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.20%		0.18%		0.12%		0.12%

Total Annual Fund Operating Expenses	1.95	%(b)	1.83	%(c)	1.87	%(b)	1.82%

	Pre-Reorganization				Pre-Reorganization
	Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@	Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*‡	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class Y		Class Y	Class Y	Class 1		Class 1	Class 1(f)
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None	8.50%		8.50%	8.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None	None	None		None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%	0.70%	0.65%		0.75%	0.70%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%	0.00%	0.00%		0.00%	0.00%
Other Expenses	0.05%		0.04%	0.04%	0.30%		0.29%	0.29%

Total Annual Fund Operating Expenses	0.70	%(c)	0.79%	0.74%	0.95	%(c)	1.04%	0.99%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
@	Assumes that shareholders of Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value and Legg Mason Partners Growth and Income Fund approve the Reorganization into Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(c)	Management has agreed to voluntarily cap expenses at 1.25%, 2.00%, 2.00%, 1.00% and 1.00% for Class A, Class B, Class C, Class Y and Class 1 shares, respectively. Voluntary expense caps can be changed or discontinued at any time.

(d)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.16% for Class A and 1.93% for Class B until September 1, 2008.
(e)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.
(f)	Prior to the Reorganization, Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value did not issue Class 1 shares.
‡	Ratios are estimated as Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value currently does not offer Class 1 shares.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Growth and Income Fund	$625	$888	$1,171	$1,977
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$940	$1,213	$1,990

Class B:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$706	$936	$1,193	$2,156	*
Legg Mason Partners Growth and Income Fund	$727	$1,000	$1,299	$2,333	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$696	$938	$1,205	$2,187	*

Class C:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Growth and Income Fund	$286	$576	$991	$2,148
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$285	$573	$986	$2,138

Class Y:
Legg Mason Partners Growth and Income Fund	$72	$225	$391	$871
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$81	$253	$439	$978
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$76	$237	$412	$919

Class 1:
Legg Mason Partners Growth and Income Fund	$939	$1,127	$1,331	$1,918
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value‡	$947	$1,153	$1,375	$2,013
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$942	$1,138	$1,350	$1,960

Assuming the investor does not redeem his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Growth and Income Fund	$625	$888	$1,171	$1,977
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$940	$1,213	$1,990

Class B:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$206	$636	$1,093	$2,156	*
Legg Mason Partners Growth and Income Fund	$227	$700	$1,199	$2,333	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$196	$638	$1,105	$2,187	*

Class C:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Growth and Income Fund	$186	$576	$991	$2,148
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$185	$573	$986	$2,138

Class Y:
Legg Mason Partners Growth and Income Fund	$72	$225	$391	$871
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$81	$253	$439	$978
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$76	$237	$412	$919

Class 1:
Legg Mason Partners Growth and Income Fund	$939	$1,127	$1,331	$1,918
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value‡	$947	$1,153	$1,375	$2,013
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$942	$1,138	$1,350	$1,960

*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
‡	Amounts are estimates as Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value currently does not offer Class 1 shares.

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund)

Legg Mason Partners Growth and Income Fund (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below. The table assumes the New Management Agreement is approved.

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†@
	Class A		Class A		Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)	None	(a)	None	(a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%		0.25%
Other Expenses	0.24%		0.46%		0.39%		0.16%		0.30%

Total Annual Fund Operating Expenses	1.24	%(b)	1.46	%(b)	1.29	%(c)	1.16	%(b)	1.25%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		N/A		-0.09%

Net Total Annual Fund Operating Expenses	N/A		N/A		N/A		N/A		1.16	%(d)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class B		Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(e)	5.00	%(e)	5.00	%(e)	5.00	%(e)	5.00	%(e)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%		1.00%
Other Expenses	0.28%		0.54%		0.59%		0.18%		0.38%

Total Annual Fund Operating Expenses	2.03	%(b)	2.29	%(b)	2.24	%(c)	1.93	%(b)	2.08%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		N/A		-0.15%

Net Total Annual Fund Operating Expenses	N/A		N/A		N/A		N/A		1.93	%(d)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class C		Class C		Class C		Class C		Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%		1.00%
Other Expenses	0.20%		0.47%		0.18%		0.12%		0.13%

Total Annual Fund Operating Expenses	1.95	%(b)	2.22	%(b)	1.83	%(c)	1.87	%(b)	1.83%

	Pre-Reorganization				Pre-Reorganization
	Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@	Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*‡	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class Y		Class Y	Class Y	Class 1		Class 1	Class 1(f)
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None	8.50%		8.50%	8.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None	None	None		None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%	0.70%	0.65%		0.75%	0.70%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%	0.00%	0.00%		0.00%	0.00%
Other Expenses	0.05%		0.04%	0.04%	0.30%		0.29%	0.29%

Total Annual Fund Operating Expenses	0.70	%(c)	0.79%	0.74%	0.95	%(c)	1.04%	0.99%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
@	Assumes that shareholders of Legg Mason Partners Discipline Funds Global All Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds All Cap and International and Legg Mason Partners Growth and Income Fund approve the Reorganization into Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(c)	Management has agreed to voluntarily cap expenses at 1.25%, 2.00%, 2.00%, 1.00% and 1.00% for Class A, Class B, Class C, Class Y and Class 1 shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(d)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.16% for Class A and 1.93% for Class B until September 1, 2008.
(e)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.
(f)	Prior to the Reorganization, Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value did not issue Class 1 shares.
‡	Ratios are estimated as Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value currently does not offer Class 1 shares.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Growth and Income Fund	$625	$888	$1,171	$1,977
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$940	$1,213	$1,990

Class B:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$706	$936	$1,193	$2,156	*
Legg Mason Partners Multiple Discipline Funds All Cap and International	$732	$1,015	$1,324	$2,416	*
Legg Mason Partners Growth and Income Fund	$727	$1,000	$1,299	$2,333	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$696	$938	$1,205	$2,187	*

Class C:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$298	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap and International	$325	$694	$1,189	$2,553
Legg Mason Partners Growth and Income Fund	$286	$576	$991	$2,148
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$286	$576	$991	$2,148

Class Y:
Legg Mason Partners Growth and Income Fund	$72	$225	$391	$871
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$81	$253	$439	$978
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$76	$237	$412	$919

Class 1:
Legg Mason Partners Growth and Income Fund	$939	$1,127	$1,331	$1,918
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value‡	$947	$1,153	$1,375	$2,013
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$942	$1,138	$1,350	$1,960

Assuming the investor does not redeem his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$620	$874	$1,147	$1,924
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Growth and Income Fund	$625	$888	$1,171	$1,977
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$940	$1,213	$1,990

	1 Year	3 Years	5 Years	10 Years
Class B:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$206	$636	$1,093	$2,156	*
Legg Mason Partners Multiple Discipline Funds All Cap and International	$232	$715	$1,224	$2,416	*
Legg Mason Partners Growth and Income Fund	$227	$700	$1,199	$2,333	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$196	$638	$1,105	$2,187	*

Class C:
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	$198	$612	$1,052	$2,274
Legg Mason Partners Multiple Discipline Funds All Cap and International	$225	$694	$1,189	$2,553
Legg Mason Partners Growth and Income Fund	$186	$576	$991	$2,148
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$186	$576	$991	$2,148

Class Y:
Legg Mason Partners Growth and Income Fund	$72	$225	$391	$871
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$81	$253	$439	$978
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$76	$237	$412	$919

Class 1:
Legg Mason Partners Growth and Income Fund	$939	$1,127	$1,331	$1,918
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value‡	$947	$1,153	$1,375	$2,013
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$942	$1,138	$1,350	$1,960

*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by the Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
‡	Amounts are estimates as Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value currently does not offer Class 1 shares.

Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

Assuming the New Management Agreement with a Lower Management Fee is Approved

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below.

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†
	Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None (a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.46%		0.16%		0.17%

Total Annual Fund Operating Expenses	1.46	%(b)	1.16	%(b)	1.12%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*
	Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(c)	5.00	%(c)	5.00	%(c)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.54%		0.18%		0.20%

Total Annual Fund Operating Expenses	2.29	%(b)	1.93	%(b)	1.90%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*
	Class C		Class C		Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.47%		0.12%		0.14%

Total Annual Fund Operating Expenses	2.22	%(b)	1.87	%(b)	1.84%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(c)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$683	$911	$1,157	$1,860

Class B:
Legg Mason Partners Multiple Discipline Funds All Cap and International	$732	$1,015	$1,324	$2,416	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$693	$897	$1,126	$2,019	*

Class C:
Legg Mason Partners Multiple Discipline Funds All Cap and International	$325	$694	$1,189	$2,553
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$287	$579	$996	$2,158

Assuming the investor does not redeem his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$683	$911	$1,157	$1,860

Class B:
Legg Mason Partners Multiple Discipline Funds All Cap and International	$232	$715	$1,224	$2,416	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$193	$597	$1,026	$2,019	*

Class C:
Legg Mason Partners Multiple Discipline Funds All Cap and International	$225	$694	$1,189	$2,553
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$187	$579	$996	$2,158

*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.

Assuming the New Management Agreement is Not Approved and the Management Fees are Unchanged

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below.

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†
	Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.46%		0.16%		0.17%

Total Annual Fund Operating Expenses	1.46	%(b)	1.16	%(b)	1.17%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		-0.01%

Net Total Annual Fund Operating Expenses	N/A		N/A		1.16	%(c)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*
	Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(d)	5.00	%(d)	5.00	%(d)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.54%		0.18%		0.20%

Total Annual Fund Operating Expenses	2.29	%(b)	1.93	%(b)	1.95%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		-0.02%

Net Total Annual Fund Operating Expenses	N/A		N/A		1.93	%(c)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*
	Class C		Class C		Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.47%		0.12%		0.14%

Total Annual Fund Operating Expenses	2.22	%(b)	1.87	%(b)	1.89%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		-0.02%

Net Total Annual Fund Operating Expenses	N/A		N/A		1.87	%(c)

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(c)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.16% for Class A, 1.93% for Class B and 1.87% for Class C until September 1, 2008.
(d)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$924	$1,181	$1,914

Class B:
Legg Mason Partners Multiple Discipline Funds All Cap and International	$732	$1,015	$1,324	$2,416	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$696	$910	$1,150	$2,070	*

Class C:
Legg Mason Partners Multiple Discipline Funds All Cap and International	$325	$694	$1,189	$2,553
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$290	$592	$1,019	$2,210

Assuming the investor does not redeem his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$924	$1,181	$1,914

Class B:
Legg Mason Partners Multiple Discipline Funds All Cap and International	$232	$715	$1,224	$2,416	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$196	$610	$1,050	$2,070	*

Class C:
Legg Mason Partners Multiple Discipline Funds All Cap and International	$225	$694	$1,189	$2,553
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$190	$592	$1,019	$2,210

*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.

Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund)

Legg Mason Partners Growth and Income Fund (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below. The table assumes the New Management Agreement is approved.

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†@
	Class A		Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)	None	(a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%
Other Expenses	0.46%		0.39%		0.16%		0.32%

Total Annual Fund Operating Expenses	1.46	%(b)	1.29	%(c)	1.16	%(b)	1.27%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		-0.11%

Net Total Annual Fund Operating Expenses	N/A		N/A		N/A		1.16	%(d)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(e)	5.00	%(e)	5.00	%(e)	5.00	%(e)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.54%		0.59%		0.18%		0.40%

Total Annual Fund Operating Expenses	2.29	%(b)	2.24	%(c)	1.93	%(b)	2.10%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		-0.17%

Net Total Annual Fund Operating Expenses	N/A		N/A		N/A		1.93	%(d)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds All Cap and International*		Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class C		Class C		Class C		Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.47%		0.18%		0.12%		0.12%

Total Annual Fund Operating Expenses	2.22	%(b)	1.83	%(c)	1.87	%(b)	1.82%

	Pre-Reorganization				Pre-Reorganization
	Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@	Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*‡	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class Y		Class Y	Class Y	Class 1		Class 1	Class 1(f)
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None	8.50%		8.50%	8.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None	None	None		None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%	0.70%	0.65%		0.75%	0.70%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%	0.00%	0.00%		0.00%	0.00%
Other Expenses	0.05%		0.04%	0.04%	0.30%		0.29%	0.29%

Total Annual Fund Operating Expenses	0.70	%(c)	0.79%	0.74%	0.95	%(c)	1.04%	0.99%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
@	Assumes that shareholders of Legg Mason Partners Multiple Discipline Funds All Cap and International and Legg Mason Partners Growth and Income Fund approve the Reorganization into Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(c)	Management has agreed to voluntarily cap expenses at 1.25%, 2.00%, 2.00%, 1.00% and 1.00% for Class A, Class B, Class C, Class Y and Class 1 shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(d)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.16% for Class A and 1.93% for Class B until September 1, 2008.
(e)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.
(f)	Prior to the Reorganization, Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value did not issue Class 1 shares.
‡	Ratios are estimated as Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value currently does not offer Class 1 shares.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Growth and Income Fund	$625	$888	$1,171	$1,977
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$944	$1,221	$2,012

Class B:
Legg Mason Partners Multiple Discipline Funds All Cap and International	$732	$1,015	$1,324	$2,416	*
Legg Mason Partners Growth and Income Fund	$727	$1,000	$1,299	$2,333	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$696	$942	$1,214	$2,206	*

Class C:
Legg Mason Partners Multiple Discipline Funds All Cap and International	$325	$694	$1,189	$2,553
Legg Mason Partners Growth and Income Fund	$286	$576	$991	$2,148
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$285	$573	$986	$2,138

Class Y:
Legg Mason Partners Growth and Income Fund	$72	$225	$391	$871
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$81	$253	$439	$978
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$76	$237	$412	$919

Class 1:
Legg Mason Partners Growth and Income Fund	$939	$1,127	$1,331	$1,918
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value‡	$947	$1,153	$1,375	$2,013
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$942	$1,138	$1,350	$1,960

Assuming the investor does not redeem his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds All Cap and International	$641	$938	$1,257	$2,158
Legg Mason Partners Growth and Income Fund	$625	$888	$1,171	$1,977
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$944	$1,221	$2,012

Class B:
Legg Mason Partners Multiple Discipline Funds All Cap and International	$232	$715	$1,224	$2,416	*
Legg Mason Partners Growth and Income Fund	$227	$700	$1,199	$2,333	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$196	$642	$1,114	$2,206	*

	1 Year	3 Years	5 Years	10 Years

Class C:
Legg Mason Partners Multiple Discipline Funds All Cap and International	$225	$694	$1,189	$2,553
Legg Mason Partners Growth and Income Fund	$186	$576	$991	$2,148
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$185	$573	$986	$2,138

Class Y:
Legg Mason Partners Growth and Income Fund	$72	$225	$391	$871
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$81	$253	$439	$978
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$76	$237	$412	$919

Class 1:
Legg Mason Partners Growth and Income Fund	$939	$1,127	$1,331	$1,918
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value‡	$947	$1,153	$1,375	$2,013
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$942	$1,138	$1,350	$1,960

*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
‡	Amounts are estimates as Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value currently does not offer Class 1 shares.

Legg Mason Partners Growth and Income Fund (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

The estimated expenses of the Acquired and Acquiring Funds as of June 30, 2006 and pro forma expenses following the proposed Reorganization are set forth below.

	Pre-Reorganization
	Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*†
	Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.39%		0.16%		0.32%

Total Annual Fund Operating Expenses	1.29	%(b)	1.16	%(c)	1.27%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		-0.11%

Net Total Annual Fund Operating Expenses	N/A		N/A		1.16	%(d)

	Pre-Reorganization
	Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*
	Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(e)	5.00	%(e)	5.00	%(e)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.59%		0.18%		0.41%

Total Annual Fund Operating Expenses	2.24	%(b)	1.93	%(c)	2.11%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		-0.18%

Net Total Annual Fund Operating Expenses	N/A		N/A		1.93	%(d)

	Pre-Reorganization
	Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*
	Class C		Class C		Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.18%		0.12%		0.12%

Total Annual Fund Operating Expenses	1.83	%(b)	1.87	%(c)	1.82%

	Pre-Reorganization
	Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*@
	Class Y		Class Y		Class Y
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%		0.70%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%		0.00%
Other Expenses	0.05%		0.04%		0.04%

Total Annual Fund Operating Expenses	0.70	%(b)	0.79%		0.74%

	Pre-Reorganization
	Legg Mason Partners Growth and Income Fund*		Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value*‡	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund*
	Class 1		Class 1	Class 1(f)
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	8.50%		8.50%	8.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%	0.70%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.30%		0.29%	0.29%

Total Annual Fund Operating Expenses	0.95	%(b)	1.04%	0.99%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.25%, 2.00%, 2.00%, 1.00% and 1.00% for Class A, Class B, Class C, Class Y and Class 1 shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(c)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. Voluntary expense caps can be changed or discontinued at any time.
(d)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.16% for Class A and 1.93% for Class B until September 1, 2008.
(e)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.
(f)	Prior to the Reorganization, Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value did not issue Class 1 shares.
‡	Ratios are estimated as Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value currently does not offer Class 1 shares.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming the investor redeems his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Growth and Income Fund	$625	$888	$1,171	$1,977
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$944	$1,221	$2,012

Class B:
Legg Mason Partners Growth and Income Fund	$727	$1,000	$1,299	$2,333	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$696	$906	$1,142	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$696	$944	$1,218	$2,213	*

Class C:
Legg Mason Partners Growth and Income Fund	$286	$576	$991	$2,148
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$290	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$285	$573	$986	$2,138

Class Y:
Legg Mason Partners Growth and Income Fund	$72	$225	$391	$871
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$81	$253	$439	$978
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$76	$237	$412	$919

Class 1:
Legg Mason Partners Growth and Income Fund	$939	$1,127	$1,331	$1,918
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value‡	$947	$1,153	$1,375	$2,013
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$942	$1,138	$1,350	$1,960

Assuming the investor does not redeem his or her shares:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Growth and Income Fund	$625	$888	$1,171	$1,977
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$612	$850	$1,107	$1,840
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund†	$686	$944	$1,221	$2,012

Class B:
Legg Mason Partners Growth and Income Fund	$227	$700	$1,199	$2,333	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$196	$606	$1,042	$2,054	*
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$196	$644	$1,118	$2,213	*

Class C:
Legg Mason Partners Growth and Income Fund	$186	$576	$991	$2,148
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$190	$588	$1,011	$2,192
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$185	$573	$986	$2,138

Class Y:
Legg Mason Partners Growth and Income Fund	$72	$225	$391	$871
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	$81	$253	$439	$978
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$76	$237	$412	$919

	1 Year	3 Years	5 Years	10 Years
Class 1:
Legg Mason Partners Growth and Income Fund	$939	$1,127	$1,331	$1,918
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value‡	$947	$1,153	$1,375	$2,013
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Pro Forma Combined Fund	$942	$1,138	$1,350	$1,960

*	Assumes conversion to Class A shares approximately eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization. Shares received by Acquired Fund shareholders in the Reorganization will not be subject to a sales charge.
‡	Amounts are estimates as Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value currently does not offer Class 1 shares.

Comparison of Sales Loads, Distribution and Shareholder Servicing Arrangements and Purchase, Redemption and Exchange Policies and Procedures

Servicing Arrangements and Purchase, Redemption and Exchange Policies and Procedures

No sales loads or deferred sales charges will be incurred by Acquired Fund shareholders as a result of any Reorganization.

The Boards have approved changes to the share class pricing structure that are expected to become effective before the Closing Date of the Reorganizations and, therefore, will be applicable to the Acquiring Fund both before and after the Reorganizations. The changes applicable to the Acquiring Fund are as follows:

Class A Shares. Under the new pricing structure:

•	The sales load schedule applicable to purchases of Class A shares will increase for purchases of less than $250,000, decrease for purchases between $250,000 and $500,000 and between $750,000 and $1 million, and remain the same for purchases between $500,000 and $750,000.

The changes in the sales load schedule will apply only to new purchases (i.e., additional purchases by existing shareholders as well as new purchases by new investors). Where sales loads are decreasing, no discounts for previously purchased shares will be given. In addition, Class A shares generally will be available only to retail accounts and not to retirement plan investors with omnibus accounts. Existing retirement plan accounts holding Class A shares will be grandfathered and exempt from these new requirements.

Class B Shares. There will be no changes to the pricing structure of Class B shares of the Funds for retail investors.

Class C Shares. There will be no changes to the pricing structure of Class C shares of the Funds for retail investors. However, Class C shares offered to employee benefit plans having omnibus accounts will no longer be subject to a deferred sales charge if shares are redeemed in the first year after purchase.

Class Y Shares. The designation for Class Y shares will be changed to Class I and new eligibility and minimum investment criteria will be adopted. Existing Class Y shareholders of both Acquired and Acquiring Funds will be grandfathered and exempt from these new requirements. For further discussion of this new criteria, please see the information pertaining to Class I shares included in “Appendix B—Purchases, Redemptions and Exchanges of Fund Shares; Other Information.”

Class 1 Shares. No changes are proposed to the Class 1 pricing structure.

There are no material differences between the distribution arrangements for the Funds with respect to purchases, redemptions and exchanges. Please see Appendix B for additional information.

More information about the sales load, distribution and shareholder servicing arrangements of Class A, Class B, Class C, Class Y and Class 1 shares of the Acquiring Fund following the Reorganization and the procedures for making purchases, redemptions and exchanges of these classes of shares are set forth in “Purchases, Redemptions and Exchanges of Fund Shares; Other Shareholder Information” in Appendix B to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL

RISKS OF INVESTING IN THE FUNDS

The following discussion comparing the investment objectives, strategies and principal risks of each Acquired Fund with the Acquiring Fund is based upon the disclosure appearing in the prospectuses (as supplemented) of the Funds under the captions “Investments, risks and performance” and “More about the fund’s investments.” The prospectuses (each of which has been supplemented from time to time) are dated as follows:

Fund	Prospectus Dated
Acquired Funds

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	August 28, 2006

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	August 28, 2006

Legg Mason Partners Multiple Discipline Funds All Cap and International	August 28, 2006

Legg Mason Partners Growth and Income Fund	February 28, 2006

Acquiring Fund

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	August 28, 2006

Additional information about each Fund’s investment objectives and principal investment strategies may also be found in Appendix C to this Proxy Statement/Prospectus.

New Investment Strategies for the Acquiring Fund and Change to a Non-Diversified Fund

Currently, each of the Multiple Discipline Funds utilizes a strategy that combines the efforts of the managers of different portfolio segments (which vary according to the Fund, as described in more detail below and in each Fund’s Prospectus) and invest in the stocks selected by and considered most attractive to each segment’s managers. Coordinating portfolio managers purchase and sell securities for the Multiple Discipline Funds on the basis of the recommendations of each segment’s manager. There is a specific target allocation for each segment in a Multiple Discipline Fund’s portfolio. In contrast, Legg Mason Partners Growth and Income Fund utilizes a single manager strategy that does not have specific target allocations.

At a meeting of shareholders scheduled to be held in December 2006, shareholders of the Acquiring Fund will be asked to approve the New Management Agreement between the Acquiring Fund and LMCM, which shall become effective only if the shareholders also approve a change in the classification of the Acquiring Fund under the 1940 Act from “diversified” to “non-diversified.” A Diversified Status Fund may invest, only with respect to 75% of its assets, up to 5% of its assets in the securities of any one issuer and may not hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its assets, a Diversified Status Fund may invest more than 5% of its assets in any one issuer. A Non-Diversified Fund may invest, with respect to 50% of its assets, more than 5% of its assets in any one issuer. Non-Diversified Funds are subject to the additional risk, because they may invest a greater percentage of their assets in the securities of a single issuer, of negative events affecting those issuers. Please note that each of the Funds (including the Acquiring Fund if the New Management Agreement is approved), intends to conduct its operations so as to qualify as a RIC for purposes of the Code, which will relieve the Funds of any liability for Federal income tax to the extent the Fund’s earnings are distributed to shareholders. Qualification as a RIC requires, among other things, certain limitations in concentration of the Fund’s investments as of the close of each quarter of the taxable year.

The New Management Agreement, if approved, would cause the Acquiring Fund to implement its strategy through a single manager, who would invest the assets of the Acquiring Fund primarily in equity securities without being subject to any particular allocation among portfolio segments. The Multiple Discipline Acquired Fund Reorganizations are not contingent upon the approval of the New Management Agreement and the change in the Acquiring Fund’s status to a “non-diversified” investment company; however, the Reorganization involving Legg Mason Partners Growth and Income Fund will not go forward unless the New Management Agreement and change in diversification status are approved by the shareholders of the Acquiring Fund.

In connection with the New Management Agreement, if approved, the Acquiring Fund would implement its strategy through a single manager, who would invest the assets of the Acquiring Fund primarily in equity securities without being subject to any particular allocation among portfolio segments. The Acquiring Fund would change its name to Legg Mason Partners All Cap Fund.

If the New Management Agreement and change in classification are approved, the Acquiring Fund’s investment strategy will change. The Acquiring Fund will invest primarily in equity securities of any size that, in the manager’s opinion, offer the potential for capital growth. The new investment strategy would not have specific market capitalization parameters, allowing greater flexibility to identify investment opportunities that are expected to help the Acquiring Fund achieve its investment objectives. The manager would follow a value discipline in selecting securities, and, therefore, seek to purchase securities trading at large discounts to the manager’s assessment of their intrinsic value. Intrinsic value, according to the manager, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the capability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors may also be considered by the manager in selecting stocks, including an assessment of the company’s products, competitive positioning, strategy, industry economics and dynamics, and regulatory frameworks, among others. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and changes, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in governmental policy or geopolitical dynamics.

For more information on the New Management Agreement, see “Information About Management of the Acquiring Fund—Investment Manager and Sub-Adviser,” below.

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

Current Investment Objectives and Principal Investment Strategies

There are no material differences between the investment objectives of the Funds; both Funds seek long-term capital growth. The investment objective of each Fund is fundamental, and, therefore, may be changed only with shareholder approval.

The Funds differ to the extent they focus on investment in companies of different market capitalizations. The Acquiring Fund’s target allocation is 50% to its All Cap Growth Segment and 50% to its All Cap Value Segment. The Acquired Fund’s target allocation is 50% to its Large Cap Growth Segment and 50% to its Large Cap Value Segment. Reallocation of assets occurs in either Fund if investment in one segment exceeds 60% of assets. While the Acquiring Fund may invest in equity securities of any size, regardless of whether the New Management Agreement is approved, the Acquired Fund invests at least 80% of its assets in equity securities with total market capitalizations greater than $5 billion and may invest only up to 20% of its assets in equity securities of companies with total market capitalizations of less than $5 billion. The Board of Directors of the Acquired Fund may change this 80% policy on 60 days’ notice to shareholders.

Both Funds may invest in derivatives and may keep funds in money market instruments and/or cash to pay expenses and/or meet redemption requests. Both Funds may also invest to a limited extent in American Depository Receipts and ordinary shares of non-U.S. companies that are traded in the U.S. markets; however, a difference between the Funds is that the Acquired Fund is limited in such investments to 10% of its assets, while the Acquiring Fund intends to limit such investments to no more than 25% of its assets. In addition, the Acquired Fund is a Non-Diversified Fund, while the Acquiring Fund is a Diversified Fund. See “New Investment Strategies for the Acquiring Fund,” above, for a more detailed discussion of diversification status.

While the investment strategies of the Funds are similar, they look to slightly different elements in analyzing investments. Across all segments, the Acquiring Fund emphasizes investment in undervalued industries (relative to the broader market), engages in technical and fundamental analysis and tracks the selling patterns of company insiders. The Acquired Fund does not set a specific fund-wide strategy.

With respect to the growth segments of each Fund, there are no material differences between the Funds’ investment strategies except as dictated by their different market capitalization focuses. Both Funds will look at growth potential, consistent performance, management and financial condition. However, the Acquiring Fund will also look to management ownership, while the Acquired Fund will also look to industry dominance, return on equity, global scope and technological innovation.

With respect to the value segments of each Funds, the All Cap Value segment of the Acquiring Fund uses a fundamentals-based analytical approach and stresses long-term value orientation. It seeks to invest in companies with stock prices that are undervalued relative to their long-term fundamentals, have strong balance sheets and stock prices that do not reflect cash flows, tangible assets or management skill. Out-of-favor or cyclical stocks are emphasized. The Large Cap Value segment of the Acquired Fund focuses on consistent growth of capital with reduced volatility. It looks to established, undervalued companies the manager believes are experiencing positive changes which the stock price has not yet reflected. Factors considered include demonstrated financial strength, improving returns on invested capital and cash flow, changes in management, product development or regulatory changes or newly developed business strategies.

Investment Objectives and Principal Investment Strategies Under the New Management Agreement

As a result of the proposed change in investment strategy that would be implemented by LMCM if the New Management Agreement is approved and the corresponding elimination of the segment-based investment approach, the Acquiring Fund would no longer maintain the target allocations and, therefore, would no longer automatically reallocate assets to the extent investments in a particular segment exceeded specified percentages. In addition, in connection with the approval of the New Management Agreement, the Acquiring Fund’s Board has approved a change in the Acquiring Fund’s classification from a Diversified Status Fund to a Non-Diversified Fund, subject to shareholder approval. Proxy materials describing the change have previously been mailed to shareholders of the Acquiring Fund. If the proposal gains the requisite approval, the diversification status and corresponding investment limitations will no longer be a difference between the two Funds. It is not expected that the Acquiring Fund’s investment policies with respect to investment in foreign securities or the use of derivatives will change as a result of the New Management Agreement. The Acquiring Fund will continue to be able to invest in securities of any market capitalization.

For a more detailed discussion of the Acquiring Fund’s investment strategies, assuming the approval of the New Management Agreement, see “New Investment Strategies for the Acquiring Fund and Change to Non-Diversified Fund” in this section, above.

Risk Factors

Currently, there are no material differences between the risks of the Funds due to the Funds having very similar investment objectives and primary investment strategies, except as discussed below and to the extent the Funds face differing risks to the extent the Acquired Fund focuses its investments on stocks with large market capitalizations (greater than $5 billion). The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in each Fund’s portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares. An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The following principal risks are common to investment in either of the Funds:

•	U.S. stock markets decline or perform poorly relative to other types of investments;

•	An adverse company-specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Fund invests;

•	A segment manager’s judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect;

•	Value and/or growth stocks fall out of favor with investors;

•	Large-cap stocks fall out of favor with investors; and

•	Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowing economic growth.

In addition, the Acquiring Fund faces the following risks:

•	Mid- or small-cap stocks fall out of favor with investors. An investment in the Fund may be more volatile and more susceptible to loss than an investment in a fund that invests primarily in large-cap companies. Mid- and small-cap companies may have more limited product lines, markets and financial resources and shorter operating histories and less mature businesses than large-cap companies. The prices of medium-cap stocks tend to be more volatile than those of large-cap stocks. In addition, small-cap stocks may be less liquid than large-cap stocks.

•	Adverse governmental action or political, economic or market instability affecting a foreign country or region

•	The currency in which a security underlying an ADR (or for the Acquiring Fund, the currency in which a foreign security) is priced declining in value relative to the U.S. dollar; and

•	Foreign securities being less liquid, more volatile and harder to value than U.S. securities

The Acquired Fund faces additional risks because it is a Non-Diversified Fund, and, therefore, to the extent it invests in fewer issuers, will be more susceptible to negative events affecting those issuers. However, in connection with the New Management Agreement, the Acquiring Fund’s Board has approved the Acquiring Fund’s change from a Diversified Status Fund to a Non-Diversified Fund. If the proposal to change the Acquiring Fund’s classification to a Non-Diversified Fund gains approval, this will no longer be a difference in the risks of the two Funds.

Fundamental Investment Restrictions

Shareholders of the Acquired and Acquiring Funds are being asked in a separate proxy statement to approve revised fundamental investment policies for their Funds, which are set forth below. The Boards of the Funds have adopted, and recommended that shareholders approve, a uniform set of fundamental investment policies that cover certain broad topics as to which mutual funds, such as the Funds, must have policies that may be changed only with shareholder approval. In connection with this proposal, the Boards have also approved the elimination of, or the reclassification as non-fundamental, all other investment policies that are not required to be classified as fundamental, and the redesignation of the investment objectives of certain Funds as non-fundamental, which means they could be changed without shareholder approval.

Comparison Between Fundamental Investment Restrictions

If shareholders of the Fund approve the proposed changes to the Fund’s fundamental investment restrictions, the Fund’s current fundamental restrictions with respect to borrowing, underwriting the securities of other issuers, lending money or other assets, issuing senior securities, purchasing or selling real estate, purchasing or selling commodities or contracts related to commodities and concentrating in a particular industry will be replaced by the new policies. Management of the Funds believes that adoption of the new policies will have no material effect on the manner in which the Fund is managed.

The following table lists the (1) current fundamental investment restrictions for the Acquired Fund, (2) current fundamental investment restrictions for the Acquiring Fund and (3) proposed changes to the fundamental investment restrictions that will be voted on by shareholders of the Acquired Fund, but in a separate proxy statement. In addition, an explanation of the differences between the Acquired Fund’s current fundamental investment restrictions and the proposed fundamental investment restrictions follows the table. Identical proposed fundamental investment restrictions are being voted on by shareholders of the Acquiring Fund so that if (1) shareholders of the Acquired Fund approve the Reorganization and (2) shareholders of the Acquiring Fund approve their proposed fundamental investment restrictions, shareholders of the Acquired Fund will become shareholders of a Fund with the same fundamental investment restrictions as are being proposed for their Fund. Following the table is an explanation of the differences between (1) the Acquired Fund’s current fundamental investment restrictions and the proposed fundamental investment restrictions and (2) the Acquired Fund’s and the Acquiring Fund’s fundamental investment restrictions should shareholders of the Funds not approve the proposed changes to such restrictions.

Subject	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund) Current Restrictions	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund) Current Restrictions

Legg Mason Partners Multiple Discipline Funds Large
Cap Growth and Value (Acquired Fund) and Legg
Mason Partners Multiple Discipline Funds All Cap
Growth and Value (Acquiring Fund) Proposed
Restrictions and Brief Discussion

Diversification:	No restriction.	No restriction.	No restriction.

Borrowing	The Fund may not borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.	The Fund may not borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act generally permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. Certain trading practices and investments, such as reverse repurchase agreements, dollar rolls and certain derivatives, may be considered to be borrowing and thus subject to the 1940 Act restrictions. On the other hand, certain practices and investments may involve leverage but are not considered to be borrowing.

Underwriting:	The Fund may not engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed an underwriter under the Securities Act of 1933 ,as amended (the “1933 Act”) in disposing of portfolio securities.	The Fund may not engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed an underwriter under the 1933 Act in disposing of portfolio securities.

The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act generally permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Currently, the Funds are not permitted to engage in the business of underwriting.

Subject	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund) Current Restrictions	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund) Current Restrictions

Legg Mason Partners Multiple Discipline Funds
Large Cap Growth and Value (Acquired Fund) and
Legg Mason Partners Multiple Discipline Funds All
Cap Growth and Value (Acquiring Fund) Proposed
Restrictions and Brief Discussion

Lending:	The Fund may not make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.	The Fund may not make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed upon date at a price that generally depends on current interest rates. The SEC frequently treats such repurchase agreements as loans).

Senior Securities:	The Fund may not issue “senior securities” as defined in the 1940 Act and the rules, regulations, and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.	The Fund may not issue “senior securities” as defined in the 1940 Act and the rules, regulations, and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Senior securities are generally defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or distributions of fund assets. The 1940 Act prohibits a fund from issuing senior securities except that it generally permits a fund to borrow from banks for any purpose in amounts up to one-third of the fund’s total assets and to borrow up to 5% of the fund’s total assets from any source for temporary purposes. A fund’s temporary borrowings not exceeding 5% of its total assets are not considered senior securities.

Subject	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund) Current Restrictions	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund) Current Restrictions

Legg Mason Partners Multiple Discipline Funds
Large Cap Growth and Value (Acquired Fund) and
Legg Mason Partners Multiple Discipline Funds All
Cap Growth and Value (Acquiring Fund) Proposed
Restrictions and Brief Discussion

Real Estate:	The Fund may not purchase or sell real estate or real estate mortgages, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) investing in real estate investment trust securities.	The Fund may not purchase or sell real estate or real estate mortgages, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) investing in real estate investment trust securities.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from owning real estate; however, a mutual fund is limited in the amount of illiquid assets it may hold. (Real estate is generally considered illiquid.)

Commodities:	The Fund may not purchase or sell commodities or commodity contracts, but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objectives and policies).	The Fund may not purchase or sell commodities or commodity contracts, but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objectives and policies).

The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currencies futures). However, a mutual fund is limited in the amount of illiquid assets it may purchase. (Certain commodities (especially physical commodities) may be considered to be illiquid.)

Subject	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund) Current Restrictions	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund) Current Restrictions

Legg Mason Partners Multiple Discipline Funds
Large Cap Growth and Value (Acquired Fund) and
Legg Mason Partners Multiple Discipline Funds All
Cap Growth and Value (Acquiring Fund) Proposed
Restrictions and Brief Discussion

Concentration:	The Fund will not invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.	The Fund will not invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry.

While the 1940 Act does not define what constitutes “concentration” in any industry, the SEC has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry constitutes concentration. It is possible that interpretations of concentration could change in the future.

Other:	The Fund may not purchase or otherwise acquire any illiquid security except as permitted under the 1940 Act for open-ended investment companies, which currently permits up to 15% of the Fund’s net assets to be invested in illiquid securities.	The Fund may not purchase or otherwise acquire any illiquid security except as permitted under the 1940 Act for open-ended investment companies, which currently permits up to 15% of the Fund’s net assets to be invested in illiquid securities.	No restriction.

Other:	The Fund’s investment objectives are “fundamental,” and therefore may only be changed by the “vote of a majority of the outstanding voting securities” as defined under the 1940 Act.	The Fund’s investment objectives are “fundamental,” and therefore may only be changed by the “vote of a majority of the outstanding voting securities” as defined under the 1940 Act.	No restriction. The Funds’ investment objectives will be made non-fundamental.

Comparison between the Acquired Fund’s Current and Proposed Fundamental Investment Restrictions

The following summarizes the differences between the Acquired Fund’s current and proposed fundamental investment restrictions:

•	The Acquired Fund’s investment objective would no longer be designated a fundamental policy and, therefore, may be changed without the vote of a “majority of the outstanding voting securities” as defined under the 1940 Act.

•	It would no longer be a fundamental policy of the Acquired Fund to limit investment in illiquid securities to no more than 15% of the Fund’s net assets. However, this change would have no practical effect, as under the proposed restrictions a Fund would still be limited in such investments by the 1940 Act.

Other than as discussed above, the actual investment practices of the Acquired Fund would not be expected to change as a result of the revised policies. However, these practices could change in the future and for various reasons (for instance, a change in the 1940 Act could result in an investment practice that would not be permitted under the current investment restrictions to be permitted under the proposed investment restrictions).

Comparison between the Acquiring and Acquired Fund’s Fundamental Investment Restrictions

There are no differences between the Acquired Fund’s current fundamental investment restrictions and the Acquiring Fund’s current fundamental investment restrictions.

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

Comparison between the Acquiring and Acquired Fund’s Fundamental Investment Restrictions

Current Investment Objectives and Principal Investment Strategies

There are no material differences between the investment objectives of the Funds; both Funds seek long-term capital growth. The investment objective of each Fund is fundamental, and, therefore, may be changed only with shareholder approval.

One difference between the Funds is to their target allocations. The Acquiring Fund’s target allocation is 50% to its All Cap Growth Segment and 50% to its All Cap Value Segment. Reallocation of assets under the current strategy occurs if investment in one segment exceeds 60% of assets. The Acquired Fund’s target allocation is 30% to the Large Cap Growth segment, 30% to the Large Cap Value segment, 20% to the Multi-Cap Growth segment and 20% to the International—ADR segment. The Acquired Fund will rebalance the allocation of the segments to the extent the percentage of the Fund’s portfolio invested in any one of these segments diverges by more than 10% from the target allocation.

While the Acquiring Fund may invest in equity securities of any size, the Large Cap Growth and Large Cap Value segments of the Acquired Fund, totaling 60% of the Fund’s target allocation, must invest at least 80% of their assets in equity securities of companies with total market capitalizations greater than $5 billion.

Another difference between the Funds is that while each Fund may invest in American Depository Receipts and ordinary shares of non-U.S. companies that are traded in the U.S. markets, the Acquiring Fund intends to limit such investments to no more than 25% of its assets, with no minimum required investment, while the Acquired Fund has a target allocation of 20% of its portfolio to its International-ADR segment, and will rebalance its positions to the extent that the percentage of the portfolio deviates by more than 10% from this target allocation. Aside from the allocations discussed above, there are no material differences in the investment policies of the Funds. Both Funds may invest in derivatives and may keep funds in money market instruments and/or cash to pay expenses and/or meet redemption requests.

While the investment strategies of the Funds are similar, they look to slightly different elements in analyzing investments at the fund-wide level. The Acquiring Fund emphasizes investment in undervalued industries (relative to the broader market), engages in technical and fundamental analysis and tracks the selling patterns of company insiders. The Acquired Fund seeks to optimize results with reduced volatility and to reduce industry-specific risk by minimizing concentration in particular industry groups.

With respect to the growth segments of each Fund, there are no material differences between the Funds’ investment strategies except as dictated by their different market capitalization focuses. Both Funds will look at growth potential, consistent performance, management and financial condition. However, the All Cap Growth segment of the Acquiring Fund will also look to management ownership, while Large Cap Growth segment of the Acquired Fund will also look to industry dominance, return on equity, global scope and technological innovation.

With respect to the value segments of each Fund, the All Cap Value segment of the Acquiring Fund uses a fundamentals-based analytical approach and stresses a long-term value orientation. It seeks to invest in companies with stock prices that are undervalued relative to their long-term fundamentals, have strong balance sheets and stock prices that, in the manager’s belief, do not reflect cash flows, tangible assets or management skill. Out-of-favor or cyclical stocks are emphasized. The Large Cap Value segment of the Acquired Fund focuses on consistent growth of capital with reduced volatility. It looks to established, undervalued companies the manager believes are experiencing positive changes which the stock price has not yet reflected. Factors considered include demonstrated financial strength, improving returns on invested capital and cash flow, changes in management, product development, regulatory changes and newly developed business strategies.

In addition to the growth and value segments discussed previously and differing primarily to the extent the Acquired and Acquiring Fund focus on securities of different market capitalizations, the Acquired Fund also contains a Multi-Cap Growth segment, which focuses on companies exhibiting strong fundamentals and rapid growth, and an International—ADR segment, which seeks to build a long-term, diversified portfolio with exceptional risk/reward characteristics. The Multi-Cap Growth segment looks to invest in growth stocks which the manager believes have the potential for above-average, long-terms earnings and/or cash flow in excess of that expected for the market as a whole. Individual companies are analyzed with a bottom-up approach. The International—ADR segment looks for global companies considered to be of high quality with intrinsic values not recognized by the markets. The segment strives to outperform international benchmarks over a full market cycle while seeking to maintain positive returns. Asset allocation among countries and regions is based on economic and political factors, including inflation rates, government and currency stability and the range of available opportunities. In addition, 80% of the assets in the International—ADR segment will generally be invested in companies or governments of any area of the world other than the United States, including the Far East (e.g., Japan, Hong Kong, Singapore, Malaysia), Western Europe (e.g., the United Kingdom, Germany, the Netherlands, France, Italy, Switzerland), Eastern Europe (e.g., the Czech Republic, Hungary, Poland, and the countries of the former Soviet Union), Central and South America (e.g., Mexico, Chile, and Venezuela), Australia, Canada and such other areas and countries as the manager may determine from time to time. The Acquiring Fund has no such policy with respect to its foreign investments. Additionally, the Acquiring Fund does not have a specific target allocation for foreign stocks. However, as discussed previously, the Acquiring Fund may invest in ADRs to the extent such investment does not exceed 25% of overall assets.

Investment Objectives and Principal Investment Strategies Under the New Management Agreement

As a result of the proposed change in investment strategy that would be implemented by LMCM if the New Management Agreement is approved and the corresponding elimination of the segment-based investment approach, the Acquiring Fund would no longer maintain the target allocations and, therefore, would no longer automatically reallocate assets to the extent investments in a particular segment exceeded specified percentages. In addition, in connection with the approval of the New Management Agreement, the Acquiring Fund’s Board has approved a change in the Acquiring Fund’s classification from a Diversified Status Fund to a Non-Diversified Fund, subject to shareholder approval. Proxy materials describing the change previously been mailed to shareholders of the Acquiring Fund. If the proposed change in classification is approved, the Acquiring Fund would be limited to investing no more than 5% of its assets in the securities of any one issuer with respect to only 50%, rather than 75%, of its assets. See “New Investment Strategies for the Acquiring Fund,” above, for a more detailed discussion of diversification status. It is not expected that the Acquiring Fund’s investment policies with respect to investment in international securities or the use of derivatives will change as a result of the New Management Agreement.

For a more detailed discussion of the Acquiring Fund’s investment strategies, assuming the approval of the New Management Agreement, see “New Investment Strategies for the Acquiring Fund and Change to Non-Diversified Fund” in this section, above.

Risk Factors

Currently, there are no material differences between the risks of the Funds due to the Funds having very similar investment objectives and primary investment strategies, except as discussed below and to the extent the Funds face differing risks to the extent the Acquired Fund is more likely to engage in international investments and stocks of different market capitalizations. You may lose money on your investment in either Fund. The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in each Fund’s portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares. An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The following principal risks are common to investment in either of the Funds:

•	U.S. stock markets decline or perform poorly relative to other types of investments;

•	An adverse company-specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Fund invests;

•	A segment manager’s judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect;

•	Value and/or growth stocks fall out of favor with investors;

•	Large-cap stocks fall out of favor with investors;

•	Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowing economic growth;

•	Mid- or small-cap stocks fall out of favor with investors. An investment in the Fund may be more volatile and more susceptible to loss than an investment in a fund that invests primarily in large-cap companies. Mid- and small-cap companies may have more limited product lines, markets and financial resources and shorter operating histories and less mature businesses than large-cap companies. The prices of medium-cap stocks tend to be more volatile than those of large-cap stocks. In addition, small-cap stocks may be less liquid than large-cap stocks.

•	Adverse governmental action or political, economic or market instability affecting a foreign country or region;

•	The currency in which a security underlying an ADR is priced declining in value relative to the U.S. dollar; and

•	Foreign securities being less liquid, more volatile and harder to value than U.S. securities

If the New Management Agreement and the change in classification to a Non-Diversified Fund are approved, there are not expected to be material changes to the risk factors of the Acquiring Fund, except that the Acquiring Fund would face Non-Diversified Risk and, to the extent the Acquiring Fund invests its assets in fewer issuers, it will be more susceptible to negative events affecting those issuers.

Fundamental Investment Restrictions

Shareholders of the Acquired and Acquiring Funds are being asked in a separate proxy statement to approve revised fundamental investment policies for their Funds, which are set forth below. The Boards of the Funds have adopted, and recommended that shareholders approve, a uniform set of fundamental investment policies that cover certain broad topics as to which mutual funds, such as the Funds, must have policies that may be changed only with shareholder approval. In connection with this proposal, the Boards have also approved the elimination, or the reclassification as non-fundamental, of all other investment policies that are not required to be classified as fundamental, and the redesignation of the investment objectives of certain Funds as non-fundamental, which means they could be changed without shareholder approval.

Comparison between Fundamental Investment Restrictions

If shareholders of the Fund approve the new fundamental investment restrictions, the Fund’s current fundamental restrictions with respect to borrowing, underwriting the securities of other issuers, lending money or other assets, issuing senior securities, purchasing or selling real estate, purchasing or selling commodities or contracts related to commodities and concentrating in a particular industry will be replaced by the new policies. Adoption of the new policies will have no material effect on the manner in which the Fund is managed.

The following table lists (1) the current fundamental investment restrictions for the Acquired Fund, (2) the current fundamental investment restrictions for the Acquiring Fund and (3) the proposed changes to the fundamental investment restrictions that will be voted on by shareholders of the Acquired Fund and Acquiring Fund, but in a separate proxy statement. If (1) shareholders of the Acquired Fund approve the Reorganization and (2) shareholders of the Acquiring Fund approve their proposed fundamental investment restrictions, shareholders of the Acquired Fund will become shareholders of a Fund with the same fundamental investment restrictions as are being proposed for their Fund. In addition, an explanation of the differences between the Acquired Fund’s fundamental investment restrictions and the proposed fundamental investment restrictions follows the table. Following the table is an explanation of the differences between (1) the Acquired Fund’s current fundamental investment restrictions and the proposed fundamental investment restrictions and (2) the Acquired Fund’s and the Acquiring Fund’s fundamental investment restrictions should shareholders of the Funds not approve the proposed changes to such restrictions.

Subject	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund) Current Restrictions	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund) Current Restrictions

Legg Mason Partners Multiple Discipline Funds
Global All Cap Growth and Value (Acquired Fund)
and Legg Mason Partners Multiple Discipline Funds
All Cap Growth and Value (Acquiring Fund) Proposed
Restrictions and Brief Discussion

Diversification:	No restriction.	No restriction.	No restriction.

Borrowing:	The Fund may not borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.	The Fund may not borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act generally permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. Certain trading practices and investments, such as reverse repurchase agreements, dollar rolls and certain derivatives, may be considered to be borrowing and thus subject to the 1940 Act restrictions. On the other hand, certain practices and investments may involve leverage but are not considered to be borrowing.

Underwriting:	The Fund may not engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed an underwriter under the 1933 Act in disposing of portfolio securities.	The Fund may not engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed an underwriter under the 1933 Act in disposing of portfolio securities.

The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act generally permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Currently, the Funds are not permitted to engage in the business of underwriting.

Subject	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund) Current Restrictions	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund) Current Restrictions

Legg Mason Partners Multiple Discipline Funds
Global All Cap Growth and Value (Acquired Fund)
and Legg Mason Partners Multiple Discipline Funds
All Cap Growth and Value (Acquiring Fund)
Proposed Restrictions and Brief Discussion

Lending:	The Fund may not make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.	The Fund may not make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed upon date at a price that generally depends on current interest rates. The SEC frequently treats such repurchase agreements as loans).

Senior Securities:	The Fund may not issue “senior securities” as defined in the 1940 Act and the rules, regulations, and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.	The Fund may not issue “senior securities” as defined in the 1940 Act and the rules, regulations, and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Senior securities are generally defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or distributions of fund assets. The 1940 Act prohibits a fund from issuing senior securities except that it generally permits a fund to borrow from banks for any purpose in amounts up to one-third of the fund’s total assets and to borrow up to 5% of the fund’s total assets from any source for temporary purposes. A fund’s temporary borrowings not exceeding 5% of its total assets are not considered senior securities.

Subject	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund) Current Restrictions	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund) Current Restrictions

Legg Mason Partners Multiple Discipline Funds
Global All Cap Growth and Value (Acquired Fund) and
Legg Mason Partners Multiple Discipline Funds
All Cap Growth and Value (Acquiring Fund) Proposed
Restrictions and Brief Discussion

Real Estate:	The Fund may not purchase or sell real estate or real estate mortgages, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) investing in real estate investment trust securities.	The Fund may not purchase or sell real estate or real estate mortgages, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) investing in real estate investment trust securities.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from owning real estate; however, a mutual fund is limited in the amount of illiquid assets it may hold. (Real estate is generally considered illiquid.)

Commodities:	The Fund may not purchase or sell commodities or commodity contracts, but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objectives and policies).	The Fund may not purchase or sell commodities or commodity contracts, but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objectives and policies).

The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currencies futures). However, a mutual fund is limited in the amount of illiquid assets it may purchase. (Certain commodities (especially physical commodities) may be considered to be illiquid.)

Subject	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund) Current Restrictions	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund) Current Restrictions

Legg Mason Partners Multiple Discipline Funds
Global All Cap Growth and Value (Acquired Fund)
and Legg Mason Partners Multiple Discipline Funds
All Cap Growth and Value (Acquiring Fund) Proposed
Restrictions and Brief Discussion

Concentration:	The Fund may not invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.	The Fund may not invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry.

While the 1940 Act does not define what constitutes “concentration” in any industry, the SEC has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry constitutes concentration. It is possible that interpretations of concentration could change in the future.

Other:	The Fund may not purchase or otherwise acquire any illiquid security except as permitted under the 1940 Act for open-ended investment companies, which currently permits up to 15% of the Fund’s net assets to be invested in illiquid securities.	The Fund may not purchase or otherwise acquire any illiquid security except as permitted under the 1940 Act for open-ended investment companies, which currently permits up to 15% of the Fund’s net assets to be invested in illiquid securities.	No restriction.

Other:	The Fund’s investment objectives are “fundamental,” and therefore may only be changed by the “vote of a majority of the outstanding voting securities” as defined under the 1940 Act.	The Fund’s investment objectives are “fundamental,” and therefore may only be changed by the “vote of a majority of the outstanding voting securities” as defined under the 1940 Act.	The Fund’s investment objective will be made non-fundamental.

Comparison between the Acquired Fund’s Current and Proposed Fundamental Investment Restrictions

The following summarizes the differences between the Acquired Fund’s current and proposed fundamental investment restrictions:

•	The Acquired Fund’s investment objective would no longer be designated a fundamental policy, and, therefore, may be changed without the vote of a majority of the outstanding voting securities as defined under the 1940 Act.

•	It would no longer be a fundamental policy of the Acquired Fund to limit investment in illiquid securities to no more than 15% of the Fund’s net assets. However, this change would have no practical effect, as under the proposed restrictions a Fund would still be limited in such investments by the 1940 Act.

Other than as discussed above, the actual investment practices of the Acquired Fund would not be expected to change as a result of the revised policies. However, these practices could change in the future and for various reasons (for instance, a change in the 1940 Act could result in an investment practice that would not be permitted under the current investment restrictions to be permitted under the proposed investment restrictions).

Comparison between the Acquiring and Acquired Fund’s Fundamental Investment Restrictions

There are no differences between the Acquired Fund’s current fundamental investment restrictions and the Acquiring Fund’s current fundamental investment restrictions.

Legg Mason Partners Multiple Discipline Funds All Cap and International Fund (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

Current Investment Objectives and Principal Investment Strategies

Long-term capital growth is a primary objective of both funds; however, the Acquired Fund also seeks income as a primary objective. The investment objective of each Fund is fundamental, and, therefore, may be changed only with shareholder approval.

One difference between the Funds is with respect to their target allocations. The Acquiring Fund’s target allocation is 50% to its All Cap Growth Segment and 50% to its All Cap Value Segment. Reallocation of assets under the current investment strategy occurs if investment in one segment exceeds 60% of assets. The Acquired Fund’s target allocation is to invest 40% of its assets in its All Cap Growth Segment, 40% of its assets in its All Cap Value Segment and 20% of its assets in its International Segment. The Acquired Fund will rebalance its investments to the extent that the percentage invested in any segment diverges by more than 10% from the target allocation.

There are currently no material differences in the investment policies and strategies of the Funds with respect to investment through their All Cap Growth and All Cap Value segments.

As discussed above, the Acquired Fund has a target of 20% of its assets in its International segment, and will rebalance its portfolio to the extent that the percentage of the portfolio deviates by more than 10% from this target allocation. The Acquiring Fund intends to limit investments in ADRs to no more than 25% of assets, with no minimum required allocation. In addition, in connection with its International segment, the Acquired Fund may invest up to 10% of the International segment’s assets in companies in emerging (less developed) markets. The Acquiring Fund has no such policy with respect to investment in emerging markets. The International segment of the Acquired Fund looks to invest in companies the sub-adviser believes are currently undervalued by the market and thus have a lower price than their true worth. Characteristics evaluated in determining valuation include low price-to-earnings ratios relative to the sector, high yield relative to the market, low price-to-book value ratio relative to the market, low price-to-cash flow ratio relative to the market and financial strength. The greatest weightings are generally placed on price to earnings ratios and yield.

Investment Objectives and Principal Investment Strategies Under the New Management Agreement

As a result of the proposed change in investment strategy that would be implemented by LMCM if the New Management Agreement is approved and the corresponding elimination of the segment-based investment approach, the Acquiring Fund would no longer maintain the target allocations and, therefore, would no longer automatically reallocate assets to the extent investments in a particular segment exceeded specified percentages. In addition, in connection with the approval of the New Management Agreement, the Acquiring Fund’s Board has approved a change in the Acquiring Fund’s classification from a Diversified Status Fund to a Non-Diversified Fund, subject to shareholder approval. Proxy materials describing the change have previously been mailed to shareholders of the Acquiring Fund. If the change in classification is approved, the Acquiring Fund, unlike the Acquired Fund, would not be limited with respect to 75% of its assets to investing no more than 5% of its assets in the securities of any one issuer. In addition, if the proposed change in the classification of the Acquiring Fund is approved, the Acquiring Fund, unlike the Acquired Fund, would be subject to Non-Diversification Risk. It is not expected that the Acquiring Fund’s investment policies with respect to investment in international securities or the use of derivatives will change as a result of the New Management Agreement.

For a more detailed discussion of the Acquiring Fund’s investment strategies, assuming the approval of the New Management Agreement, see “New Investment Strategies for the Acquiring Fund and Change to Non-Diversified Fund” in this section, above.

Risk Factors

Currently, there are no material differences between the risks of the Funds due to the Funds having very similar investment objectives and primary investment strategies, except as discussed below and except to the extent the Funds face differing risks because the Acquired Fund is more likely to engage in foreign investments. You may lose money on your investment in either Fund. The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in each Fund’s portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares. An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The following principal risks are common to investment in either of the Funds:

•	U.S. stock markets decline or perform poorly relative to other types of investments;

•	An adverse company-specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Fund invests;

•	A segment manager’s judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect;

•	Value and/or growth stocks fall out of favor with investors;

•	Large-cap stocks fall out of favor with investors;

•	Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowing economic growth; and

•	Mid- or small-cap stocks fall out of favor with investors. An investment in the Fund may be more volatile and more susceptible to loss than an investment in a fund that invests primarily in large-cap companies. Mid- and small-cap companies may have more limited product lines, markets and financial resources and shorter operating histories and less mature businesses than large-cap companies. The prices of medium-cap stocks tend to be more volatile than those of large-cap stocks. In addition, small-cap stocks may be less liquid than large-cap stocks.

•	Adverse governmental action or political, economic or market instability affecting a foreign country or region;

•	The currency in which a security underlying an ADR is priced declining in value relative to the U.S. dollar; and

•	Foreign securities being less liquid, more volatile and harder to value than U.S. securities.

If the New Management Agreement and the change in classification to a Non-Diversified Fund are approved, there are not expected to be material changes to the risk factors of the Acquiring Fund, except that the Acquiring Fund would face Non-Diversified Risk and, to the extent the Acquiring Fund invests its assets in fewer issuers, it will be more susceptible to negative events affecting those issuers.

Fundamental Investment Restrictions

Shareholders of the Acquired and Acquiring Funds are being asked in a separate proxy statement to approve revised fundamental investment policies for their Funds, which are set forth below. The Boards of the Funds have adopted, and recommended that shareholders approve, a uniform set of fundamental investment policies that cover certain broad topics as to which mutual funds, such as the Funds, must have policies that may be changed only with shareholder approval. In connection with this proposal, the Boards have also approved the elimination, or the reclassification as non-fundamental, of all other investment policies that are not required to be classified as fundamental, and the redesignation of the investment objectives of certain Funds as non-fundamental, which means they could be changed without shareholder approval.

Comparison between Fundamental Investment Restrictions

If shareholders of a Fund approve the new fundamental investment restrictions, the Fund’s current fundamental restrictions with respect to borrowing, underwriting the securities of other issuers, lending money or other assets, issuing senior securities, purchasing or selling real estate, purchasing or selling commodities or contracts related to commodities and concentrating in a particular industry will be replaced by the new policies. Adoption of the new policies will have no material effect on the manner in which the Funds are managed.

The following table lists the current fundamental investment restrictions for the Acquired Fund, (2) the current fundamental investment restrictions for the Acquiring Fund and (3) the proposed changes to the fundamental investment restrictions that will be voted on by shareholders of the Acquired Fund, but in a separate proxy statement. Identical proposed fundamental investment restrictions are being voted on by shareholders of the Acquiring Fund so that if (1) shareholders of the Acquired Fund approve the Reorganization and (2) shareholders of the Acquiring Fund approve their proposed fundamental investment restrictions, shareholders of the Acquired Fund will become shareholders of a Fund with the same fundamental investment restrictions as are being proposed for their Fund. In addition, an explanation of the differences between the Acquired Fund’s fundamental investment restrictions and the proposed fundamental investment restrictions follows the table. Following the table is an explanation of the differences between (1) the Acquired Fund’s current fundamental investment restrictions and the proposed fundamental investment restrictions and (2) the Acquired Fund’s and the Acquiring Fund’s fundamental investment restrictions should shareholders of the Funds not approve the proposed changes to such restrictions.

Subject	Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund) Current Restrictions	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund) Current Restrictions

Legg Mason Partners Multiple Discipline Funds
All Cap and International (Acquired Fund) and Legg
Mason Partners Multiple Discipline Funds
All Cap Growth and Value (Acquiring Fund)
Proposed Restrictions and Brief Discussion

Diversification:	The Fund may not invest in a manner that would cause it to fail to be a “diversified company” under the 1940 Act and the rules, regulations and orders thereunder.	No restriction.

No restriction.

The Fund’s status as a diversified fund will continue to be changeable only with the approval of the Fund’s shareholders. The Acquiring Fund has proposed in a separate proxy statement that the Acquiring Fund change its classification under the 1940 Act from diversified to non-diversified.

Borrowing:	The Fund may not borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.	The Fund may not borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act generally permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. Certain trading practices and investments, such as reverse repurchase agreements, dollar rolls and certain derivatives, may be considered to be borrowing and thus subject to the 1940 Act restrictions. On the other hand, certain practices and investments may involve leverage but are not considered to be borrowing.

Underwriting:	The Fund may not engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed an underwriter under the 1933 Act in disposing of portfolio securities.	The Fund may not engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed an underwriter under the 1933 Act in disposing of portfolio securities.

The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act generally permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Currently, the Funds are not permitted to engage in the business of underwriting.

Subject	Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund) Current Restrictions	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund) Current Restrictions

Legg Mason Partners Multiple Discipline Funds
All Cap and International (Acquired Fund) and
Legg Mason Partners Multiple Discipline Funds
All Cap Growth and Value (Acquiring Fund)
Proposed Restrictions and Brief Discussion

Lending:	The Fund may not make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.	The Fund may not make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed upon date at a price that generally depends on current interest rates. The SEC frequently treats such repurchase agreements as loans).

Senior Securities:	The Fund may not issue “senior securities” as defined in the 1940 Act and the rules, regulations, and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.	The Fund may not issue “senior securities” as defined in the 1940 Act and the rules, regulations, and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Senior securities are generally defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or distributions of fund assets. The 1940 Act prohibits a fund from issuing senior securities except that it generally permits a fund to borrow from banks for any purpose in amounts up to one-third of the fund’s total assets and to borrow up to 5% of the fund’s total assets from any source for temporary purposes. A fund’s temporary borrowings not exceeding 5% of its total assets are not considered senior securities.

Subject	Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund) Current Restrictions	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund) Current Restrictions

Legg Mason Partners Multiple Discipline Funds
All Cap and International (Acquired Fund) and Legg
Mason Partners Multiple Discipline Funds
All Cap Growth and Value (Acquiring Fund)
Proposed Restrictions and Brief Discussion

Real Estate:	The Fund may not purchase or sell real estate or real estate mortgages, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) investing in real estate investment trust securities.	The Fund may not purchase or sell real estate or real estate mortgages, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) investing in real estate investment trust securities.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from owning real estate; however, a mutual fund is limited in the amount of illiquid assets it may hold. (Real estate is generally considered illiquid.)

Commodities:	The Fund may not purchase or sell commodities or commodity contracts, but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objectives and policies).	The Fund may not purchase or sell commodities or commodity contracts, but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objectives and policies).

The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currencies futures). However, a mutual fund is limited in the amount of illiquid assets it may purchase. (Certain commodities (especially physical commodities) may be considered to be illiquid.)

Subject	Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund) Current Restrictions	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund) Current Restrictions

Legg Mason Partners Multiple Discipline Funds
All Cap and International (Acquired Fund) and
Legg Mason Partners Multiple Discipline Funds
All Cap Growth and Value (Acquiring Fund)
Proposed Restrictions and Brief Discussion

Concentration:	The Fund may not invest more than 25% of its total assets in securities, the issuers of which conduct their business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.	The Fund may not invest more than 25% of its total assets in securities, the issuers of which conduct their business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry.

While the 1940 Act does not define what constitutes “concentration” in any industry, the SEC has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry constitutes concentration. It is possible that interpretations of concentration could change in the future.

Other:	No restriction.	The Fund may not purchase or otherwise acquire any illiquid security except as permitted under the 1940 Act for open-ended investment companies, which currently permits up to 15% of the Fund’s net assets to be invested in illiquid securities.	No restriction.

Other:	The Fund’s investment objectives are “fundamental,” and therefore may only be changed by the “vote of a majority of the outstanding voting securities” as defined under the 1940 Act.	The Fund’s investment objectives are “fundamental,” and therefore may only be changed by the “vote of a majority of the outstanding voting securities” as defined under the 1940 Act.	No restriction.

Comparison between the Acquired Fund’s Current and Proposed Fundamental Investment Restrictions

The following summarizes the differences between the Acquired Fund’s current and proposed fundamental investment restrictions:

•	The Acquired Fund’s investment objective would no longer be designated a fundamental policy, and, therefore, may be changed without the vote of a majority of the outstanding voting securities as defined under the 1940 Act.

•	The proposals would result in the elimination of the Acquired Fund’s fundamental policy requiring it to operate as a “diversified” company under the 1940 Act. However, this would have no practical effect, because under the 1940 Act a shareholder vote is required to change a fund’s status from diversified to non-diversified. In a separate proxy statement, the shareholders of the Acquiring Fund are being asked to approve a change in its status from diversified to non-diversified.

Other than as discussed above, the actual investment practices of the Acquired Fund would not be expected to change as a result of the revised policies. However, these practices could change in the future and for various reasons (for instance, a change in the 1940 Act could result in an investment practice that would not be permitted under the current investment restrictions to be permitted under the proposed investment restrictions).

Comparison between the Acquiring and Acquired Fund’s Fundamental Investment Restrictions

The following are the primary differences between the two Funds with respect to their fundamental investment restrictions, assuming shareholders of the Funds do not approve the proposed changes to the fundamental investment restrictions.

•	The Acquired Fund has a fundamental policy that requires it to remain diversified while the Acquiring Fund does not. However, this would have no practical effect because under the 1940 Act a shareholder vote is required to change a fund’s status from diversified to non-diversified. In a separate proxy statement, the shareholders of the Acquiring Fund are being asked to approve a change in the Acquiring Fund’s status from diversified to non-diversified.

•	The Acquiring Fund is prohibited from purchasing or acquiring any illiquid securities except as permitted by the 1940 Act, while the Acquired Fund has no fundamental 15% restriction with respect to illiquid securities. However, this difference has no practical effect, as the Acquired Fund is still limited in such investments by the SEC rules under the 1940 Act.

Legg Mason Partners Growth and Income Fund (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

Current Investment Objectives and Principal Investment Strategies

The investment objectives of the Funds are materially different. The investment objective of the Acquiring Fund is long-term capital growth, while the Acquired Fund seeks reasonable growth and income. The Acquiring Fund’s investment objective is a fundamental policy, while the Acquired Fund’s is not. As a result, the Acquiring Fund’s investment objective may be changed only with shareholder approval.

One difference between the Funds is that the Acquiring Fund’s target allocation is 50% to its All Cap Growth Segment and 50% to its All Cap Value Segment. Reallocation of assets occurs under the current investment strategy if investment in one segment exceeds 60% of assets. The Acquired Fund has no such target allocations, but seeks to construct an investment portfolio whose weighted average market capitalization is similar to the S&P 500 Index. The average weighted market capitalization of the S&P 500 Index as of September 30, 2006 is $2.75 billion. Another difference between the Funds is that both Funds will invest primarily in equity securities. However, the Acquired Fund emphasizes U.S. stocks with large market capitalizations and may invest in convertible securities, while the Acquiring Fund may invest in securities of any market capitalization. In addition, while the Acquiring Fund may invest in convertible securities, it will not generally do so to the same degree as the Acquired Fund. The convertible equity securities purchased by the Acquired Fund may be of any quality, including “junk” quality—securities of below investment grade. Additionally, the Acquired Fund specifically targets equity securities that provide dividend or interest income, although it may also invest in non-income-producing investments for potential appreciation in value. The Acquiring Fund seeks to invest in stocks with rapid earnings potential as well as those stocks its manager believes are undervalued by the market, and dividend income may be a factor in such analysis of undervaluation, but there is no such emphasis on the income received from such investments. Both Funds may invest in derivatives for hedging purposes, as a substitute for buying or selling securities, and as a cash flow management technique; however, the Acquired Fund may also use derivatives to enhance returns while the Acquiring Fund may not. Both Funds may sell securities short; however, the Acquiring Fund may sell securities short only “against the box.”

Each Fund may also invest to a limited extent in foreign securities. However, the Acquiring Fund invests only in American Depository Receipts and ordinary shares of non-U.S. companies that are traded in the U.S. markets and intends to limit such investments to no more than 25% of assets, while the Acquired Fund limits such investments to 20% of its assets. In addition, the Acquired Fund may invest directly in foreign securities, but the Acquiring Fund may not.

The investment strategies of the Funds differ based on their focus. Each Fund uses fundamental analysis and seeks to find stocks that are relatively undervalued. The Acquiring Fund emphasizes investment in undervalued industries (relative to the broader market), while the Acquired Fund emphasizes individual security selection across a wide array of industries and sectors. The Acquired Fund favors high-quality companies with above average dividend yields.

The Funds also differ somewhat with respect to their primary stock selection criterion. The All Cap Growth segment of the Acquiring Fund looks to combine the growth potential of small to medium-size companies with the stability of high-quality large-cap stocks, by investing in companies believed to be attractive in relation to business fundamentals. Stocks are also considered for unrecognized values and industry leadership and management teams with significant company ownership stakes. The All Cap Value segment of the Acquiring Fund uses a fundamentally-based analytical approach and stresses long-term value orientation. It seeks to invest in companies with stock prices that are undervalued relative to their long-term fundamentals, have strong balance sheets and stock prices that do not reflect cash flows, tangible assets or management skill. Out-of-favor or cyclical stocks are emphasized. The strategy of the Acquired Fund is to use fundamental analysis to identify high-quality companies and to determine relative valuation. The manager will then look for catalysts for stock price appreciation, including strong management, changes in strategy and improved competitive positioning.

Investment Objectives and Principal Investment Strategies Under the New Management Agreement

As a result of the proposed change in investment strategy that would be implemented by LMCM if the New Management Agreement is approved and the corresponding elimination of the segment-based investment approach, the Acquiring Fund would no longer maintain the target allocations and therefore would no longer automatically reallocate assets to the extent investments in a particular segment exceeded specified percentages. In addition, in connection with the approval of the New Management Agreement, the Acquiring Fund’s Board has approved a change in the Acquiring Fund’s classification from a Diversified Status Fund to a Non-Diversified Fund, subject to shareholder approval. Proxy materials describing the change have previously been mailed to shareholders of the Acquiring Fund. If the proposed change in classification is approved, the Acquiring Fund would be limited to investing no more than 5% of its assets in the securities of any one issuer with respect to only 50%, rather than 75%, of its assets. See “New Investment Strategies for the Acquiring Fund,” above, for a more detailed discussion of diversification status. It is not expected that the Acquiring Fund’s investment policies with respect to investment in foreign securities or the use of derivatives will change as a result of the New Management Agreement. The Acquiring Fund will continue to be able to invest in securities of any market capitalization.

For a more detailed discussion of the Acquiring Fund’s investment strategies, assuming the approval of the New Management Agreement, see “New Investment Strategies for the Acquiring Fund and Change to Non-Diversified Fund” in this section, above.

Risk Factors

Currently, there are no material differences between the risks of the Funds, except as discussed below. You may lose money on your investment in either Fund. The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, the financial condition of issuers represented in each Fund’s portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares. An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The following principal risks are common to investment in either of the Funds:

•	U.S. stock markets decline or perform poorly relative to other types of investments;

•	An adverse company-specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Fund invests;

•	A manager or segment manager’s judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect;

•	Value and/or growth stocks fall out of favor with investors;

•	Large-cap stocks fall out of favor with investors;

•	Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowing economic growth;

•	Adverse governmental action or political, economic or market instability affecting a foreign country or region;

•	The currency in which a security underlying an ADR is previously declining in value relative to the U.S. dollar; and

•	Foreign securities being less liquid, more volatile and harder to value than U.S. securities

The Funds also face certain risks specific to their strategies. The Acquiring Fund faces the risk that mid- or small-cap stocks fall out of favor with investors. Investment in this Fund may be more volatile and more susceptible to loss than an investment in a fund that invests primarily in large-cap companies. Mid- and small-cap companies may have more limited product lines, markets and financial resources and shorter operating histories and less mature businesses than large-cap companies. The prices of mid-cap stocks tend to be more volatile than those of large-cap stocks. In addition, small-cap stocks may be less liquid than large-cap stocks.

The Acquired Fund, due to its greater exposure to debt securities and particularly securities of “junk” quality, faces increased risk that the issuer of a debt security owned by the Fund will default on its obligation to pay principal and/or has its credit rating downgraded due to its relatively greater emphasis on below investment-grade securities, where such risks are higher. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

If the New Management Agreement and the change in classification to a Non-Diversified Fund are approved, there are not expected to be material changes to the risk factors of the Acquiring Fund, except that the Acquiring Fund would face Non-Diversified Risk and, to the extent the Acquiring Fund invests its assets in fewer issuers, it will be more susceptible to negative events affecting those issuers.

Fundamental Investment Restrictions

Shareholders of the Acquired and Acquiring Funds are being asked in a separate proxy statement to approve revised fundamental investment policies for their Funds, which are set forth below. The Boards of the Funds have adopted, and recommended that shareholders approve, a uniform set of fundamental investment policies that cover certain broad topics as to which mutual funds, such as the Funds, must have policies that may be changed only with shareholder approval. In connection with this proposal, the Boards have also approved the elimination, or the reclassification as non-fundamental, of all other investment policies that are not required to be classified as fundamental, and the redesignation of the investment objectives of certain Funds as non-fundamental, which means they could be changed without shareholder approval.

Comparisons between Fundamental Investment Restrictions

If shareholders of a Fund approve the proposed changes to the Fund’s fundamental investment restrictions, the Fund’s current fundamental investment restrictions with respect to diversifying the securities purchased among different issuers, borrowing, underwriting the securities of other issuers, lending money or other assets, issuing senior securities, purchasing or selling real estate, purchasing or selling commodities or contracts related to commodities and concentrating in a particular industry will be replaced by the new policies. Management of the Funds believes that adoption of the new policies will have no material effect on the manner in which the Funds are managed.

The following table lists (1) the current fundamental investment restrictions for the Acquired Fund, (2) the current fundamental investment restrictions for the Acquiring Fund and (3) proposed changes to the fundamental investment restrictions that will be voted on by shareholders of the Funds, but in a separate proxy statement. Identical proposed fundamental investment restriction are being voted on by shareholders of the Acquiring Fund, so that if (1) the shareholders of the Acquired Fund approve the Reorganization and (2) shareholders of the Acquiring Fund approve their proposed fundamental investment restrictions, shareholders of the Acquired Fund will become shareholders of a Fund with the same fundamental investment restrictions as are being proposed for their Fund. Following the table is an explanation of certain differences between (1) the Acquired Fund’s current fundamental investment restrictions and the proposed fundamental investment restrictions and (2) the Acquired Fund’s and the Acquiring Fund’s investment restrictions should shareholders of the Funds not approve the proposed changes to the fundamental investment restrictions.

Subject	Legg Mason Partners Growth and Income Fund (Acquired Fund) Current Restrictions	Legg Mason Partners Multiple Discipline Fund All Cap Growth and Value (Acquiring Fund) Current Restrictions	Legg Mason Partners Growth and Income Fund (Acquired Fund) and Legg Mason Partners Multiple Discipline Fund All Cap Growth and Value (Acquiring Fund) Proposed Restrictions and Brief Discussion
Diversification:	No restriction.	No restriction.	No restriction.

Borrowing:	The Fund may not borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.	The Fund may not borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act generally permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. Certain trading practices and investments, such as reverse repurchase agreements, dollar rolls and certain derivatives, may be considered to be borrowing and thus subject to the 1940 Act restrictions. On the other hand, certain practices and investments may involve leverage but are not considered to be borrowing.

Underwriting:	The Fund may not underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended (the “1933 Act”), in selling a security.	The Fund may not engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed an underwriter under the 1933 Act in disposing of portfolio securities.

The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act generally permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Currently, certain Funds are not permitted to underwrite the securities of others, and certain other Funds are not permitted to engage in the business of underwriting.

Subject	Legg Mason Partners Growth and Income Fund (Acquired Fund) Current Restrictions	Legg Mason Partners Multiple Discipline Fund All Cap Growth and Value (Acquiring Fund) Current Restrictions	Legg Mason Partners Growth and Income Fund (Acquired Fund) and Legg Mason Partners Multiple Discipline Fund All Cap Growth and Value (Acquiring Fund) Proposed Restrictions and Brief Discussion
Lending:	The Fund may not make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.	The Fund may not make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed upon date at a price that generally depends on current interest rates. The SEC frequently treats such repurchase agreements as loans).

Senior Securities:	The Fund may not issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.	The Fund may not issue “senior securities” as defined in the 1940 Act and the rules, regulations, and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Senior securities are generally defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or distributions of fund assets. The 1940 Act prohibits a fund from issuing senior securities except that it generally permits a fund to borrow from banks for any purpose in amounts up to one-third of the fund’s total assets and to borrow up to 5% of the fund’s total assets from any source for temporary purposes. A fund’s temporary borrowings not exceeding 5% of its total assets are not considered senior securities.

Subject	Legg Mason Partners Growth and Income Fund (Acquired Fund) Current Restrictions	Legg Mason Partners Multiple Discipline Fund All Cap Growth and Value (Acquiring Fund) Current Restrictions	Legg Mason Partners Growth and Income Fund (Acquired Fund) and Legg Mason Partners Multiple Discipline Fund All Cap Growth and Value (Acquiring Fund) Proposed Restrictions and Brief Discussion

Real Estate:	The Fund may not purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein) in the ordinary course of its business.	The Fund may not purchase or sell real estate or real estate mortgages, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) investing in real estate investment trust securities.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from owning real estate; however, a mutual fund is limited in the amount of illiquid assets it may hold. (Real estate is generally considered illiquid.)

Commodities:	The Fund may not purchase or sell interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contract and forward contract) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell commodities or commodity contracts (including currencies and any type of option, futures contract and forward contract) acquired as a result of the ownership of securities. The Fund reserves the freedom of action to hold and to sell real estate or mineral leases acquired as the result of the ownership of securities.	The Fund may not purchase or sell commodities or commodity contracts, but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objectives and policies).

The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currencies futures). However a mutual fund is limited in the amount of illiquid assets it may purchase. (Certain commodities (especially physical commodities) may be considered to be illiquid.)

Subject	Legg Mason Partners Growth and Income Fund (Acquired Fund) Current Restrictions	Legg Mason Partners Multiple Discipline Fund All Cap Growth and Value (Acquiring Fund) Current Restrictions	Legg Mason Partners Growth and Income Fund (Acquired Fund) and Legg Mason Partners Multiple Discipline Fund All Cap Growth and Value (Acquiring Fund) Proposed Restrictions and Brief Discussion

Concentration:	The Fund may not purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.	The Fund may not invest more than 25% of its total assets in securities, the issuers of which conduct their business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry.

While the 1940 Act does not define what constitutes “concentration” in any industry, the SEC has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry constitutes concentration. It is possible that interpretations of concentration could change in the future.

Other:	The Fund may not purchase any security issued by any company deriving more than 25% of its gross revenues from the manufacture of alcohol or tobacco.	No restriction.	No restriction.

Other:	No restriction.	The Fund may not purchase or otherwise acquire any illiquid security except as permitted under the 1940 Act for open-ended investment companies, which currently permits up to 15% of the Fund’s net assets to be invested in illiquid securities.	No restriction.

Other:	No restriction.	The Fund’s investment objectives are “fundamental,” and therefore may only be changed by the “vote of a majority of the outstanding voting securities” as defined under the 1940 Act.	No restriction.

Comparison between the Acquired Fund’s Current and Proposed Fundamental Investment Restrictions

The following summarizes the differences between the Acquired Fund’s current and proposed fundamental investment restrictions:

•	If approved by shareholders of the Acquired Fund, these proposals would result in the redesignation as non-fundamental of the Acquired Fund’s policy restricting it from purchasing any security issued by a company deriving more than 25% of its gross revenues from the manufacture of alcohol or tobacco. The practical effect is that this policy would remain in effect initially but could be changed by the Board without shareholder approval. However, it is important to note that the Acquiring Fund does not have such a policy, either currently or under the proposed restrictions, and, therefore, if the Reorganization is approved, after the Reorganization there would be no restriction on investment in companies engaged in the manufacture of alcohol or tobacco.

Other with respect to its social investment policy, the actual investment practices of the Acquired Fund would not be expected to change as a result of the revised policies. However, these practices could change in the future and for various reasons (for instance, a change in the 1940 Act could result in an investment practice that would not be permitted under the current investment restrictions to be permitted under the proposed investment restrictions).

Comparison between the Acquired Fund’s and the Acquiring Fund’s Current Fundamental Investment Restrictions

The following are the primary differences between the two Funds with respect to their fundamental investment restrictions, assuming shareholders of the Funds do not approve the proposed changes to the fundamental investment restrictions.

•	The Acquired Fund is prohibited from purchasing any security issued by any company deriving more than 25% of its gross revenues from the manufacture of alcohol or tobacco, while the Acquiring Fund has no such restriction.

•	The Acquiring Fund is prohibited from purchasing or acquiring any illiquid securities except as permitted by the 1940 Act, while the Acquired Fund has no fundamental 15% restriction with respect to illiquid securities. However, this difference has no practical effect, as the Acquired Fund is still limited in such investments by the SEC rules under the 1940 Act.

•	The Acquiring Fund’s investment objective is fundamental while the Acquired Fund’s is not.

INFORMATION ABOUT THE PROPOSED REORGANIZATIONS

The Reorganization Agreements

The following summaries of the Growth and Income Fund Reorganization Agreement and the Plan of Reorganization are qualified in their entirety to the form of Reorganization Agreement attached as Appendix A(1) and the form of Plan of Reorganization attached as Appendix A(2) to this Proxy Statement/Prospectus.

The Growth and Income Fund Reorganization Agreement provides for (1) the transfer of all of the assets and the assumption of all of the liabilities of Legg Mason Partners Growth and Income Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of Legg Mason Partners Growth and Income Fund, (2) the distribution of shares of the Acquiring Fund to shareholders of Legg Mason Partners Growth and Income Fund, and (3) the termination of Legg Mason Partners Growth and Income Fund.

The Plan of Reorganization provides for (1) the conveyance, re-allocation and delivery of all of the assets and liabilities of each Multiple Discipline Fund Acquired Fund to the Acquiring Fund, which is also a series of Legg Mason Partners Investment Funds, Inc., in exchange for shares of the Acquiring Fund to be distributed to shareholders of the corresponding Multiple Discipline Acquired Fund, and (2) an implementing amendment to the Corporation’s Charter as provided in the form of Articles of Amendment attached to this Proxy Statement/Prospectus as Annex I to Exhibit A(2).

Subject to the satisfaction of the conditions described below, the Reorganizations are scheduled to occur as of the close of business on February 2, 2007, or on such later date as the parties may agree. The net asset value of each Multiple Discipline Acquired Fund is currently subject to the same valuation procedures as the Acquiring Fund. Legg Mason Partners Growth and Income Fund’s Board will adopt the valuation procedures of the Acquiring Fund’s Board before the Reorganization. The net asset value of Legg Mason Partners Growth and Income Fund shall be computed using the valuation procedures adopted by its Board. The net asset value per share of each class of the Acquiring Fund shall be determined using the valuation procedures established by the Acquiring Fund’s Board. The number of shares of each class of the Acquiring Fund to be issued in exchange for the Acquired Fund’s assets shall be determined with respect to each such class by dividing the net asset value of each class of the Acquired Fund by the net asset value per share of the corresponding class of the Acquiring Fund.

The number of full and fractional shares of the Acquiring Fund to be received by each Acquired Fund shareholder in the Reorganization will be equal in aggregate net asset value to the aggregate net asset value of the shares of the Acquired Fund held by such shareholder as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the Closing Date or such later time as the Acquired Fund’s net asset value is calculated. As promptly as practicable after the Closing Date, each Acquired Fund will distribute pro rata to its shareholders of record, as of the close of regularly scheduled trading on the NYSE on the Closing Date, the shares of the Acquiring Fund received by the Acquired Fund in the Reorganization. The distribution with respect to each class of each Acquired Fund’s shares will be accomplished by the transfer of the Acquiring Fund shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund’s shareholders.

The aggregate net asset value of Class A, Class B, Class C, Class Y and Class 1 shares of the Acquiring Fund to be credited to Class A, Class B, Class C, Class Y and Class 1 Acquired Fund shareholders, respectively, will, with respect to each class, be equal to the aggregate net asset value of the shares of the Acquired Funds of the corresponding class owned by Acquired Fund shareholders on the Closing Date.

All issued and outstanding shares of the Acquired Funds will be canceled or redeemed, as the case may be under the laws of the applicable jurisdiction on the books of the Acquired Funds, and any share certificates representing shares of the Acquired Funds will be null and void. This Proxy Statement/Prospectus constitutes notice of any such redemption. The Acquiring Fund will not issue certificates representing the Class A, Class B, Class C, Class Y and Class 1 shares issued in connection with such Reorganization.

The Board of each Acquired Fund and the Board of the Acquiring Fund has determined with respect to its Fund that the interests of the shareholders of its Fund will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of each Fund. In making these determinations, the Board of each Fund took into account that management has agreed to pay all the printing, proxy solicitation, mailing and postage costs of the Reorganization, 75% of the costs attributable to the other proxy materials being sent to shareholders of all the Legg Mason Partners Funds and 50% of the additional out-of-pocket costs, such as legal fees, expenses relating to the preparation and filing of various regulatory documents, expenses of preparing and distributing prospectus and SAI supplements, and auditor fees.

Either the Growth and Income Fund Reorganization Agreement or, with respect to all of or certain of the Multiple Discipline Acquired Funds, the Plan of Reorganization, may be terminated, and the corresponding Reorganization abandoned at any time prior to the Closing Date, if circumstances should develop that, in the opinion of such Acquired Fund’s or the Acquiring Fund’s Board, make proceeding with that Reorganization inadvisable. Each Reorganization Agreement provides that the Acquired Fund and the Acquiring Fund may waive compliance with any of the covenants or conditions made therein for the benefit of either Fund, other than the requirements that: (a) a Reorganization Agreement be approved by shareholders of the Acquired Fund; and (b) the Funds receive the opinion of Dechert LLP that the transaction contemplated by a Reorganization Agreement will constitute a tax-free reorganization for Federal income tax purposes. A Board may waive such compliance only if it finds such waiver to be in the best interest of its respective Fund.

Approval of the Growth and Income Fund Reorganization Agreement will require the affirmative vote of a majority of the outstanding voting securities of the Legg Mason Partners Growth and Income Fund as defined in the 1940 Act, with all classes voting together as a single class. Approval of the Plan of Reorganization and the corresponding amendment to the Corporation’s charter with respect to the applicable Multiple Discipline Acquired Fund will require the affirmative vote of the holders of a majority of the outstanding shares entitled to vote thereon. Each Multiple Discipline Acquired Fund will vote separately on the Plan of Reorganization and amendment to the Corporation’s Charter, and all classes of a Multiple Discipline Acquired Fund will vote together as a single class. See “Voting Information” below.

Description of the Acquiring Fund’s Shares

Shareholders of record of an Acquired Fund as of the Closing Date will receive full and fractional shares of the Acquiring Fund in accordance with the procedures provided for in the applicable Reorganization Agreement, as described above. Each such share will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights, except for Class B shares, as more fully described below in “Purchases, Redemptions and Exchanges of Fund Shares; Other Shareholder Information” attached as Appendix B to this Proxy Statement/Prospectus. The Acquiring Fund will not issue share certificates.

Reasons for the Reorganizations and Board Considerations

The Reorganizations are among a series of initiatives that the Boards of the respective Acquired Funds approved following the December 2005 acquisition by Legg Mason, Inc. (“Legg Mason”) of Citigroup Asset Management (“CAM”),

which included the Funds’ investment managers. The Reorganizations are part of a broad set of initiatives, including a comprehensive review of Legg Mason’s various products, undertaken with the goal of integrating and streamlining the Legg Mason Partners Funds, the Salomon Brothers Funds and CitiFunds (the “Legacy CAM Funds”).

At meetings held in June and July 2006, the Board of each Acquired Fund approved a series of initiatives proposed by Legg Mason that are designed to: (1) integrate the operations of the Legacy CAM Funds; (2) streamline the operations and product offerings of the Legacy CAM Funds; (3) take advantage of potential economies of scale; and (4) leverage Legg Mason’s broad investment management capabilities and expertise by, for a limited number of Legacy CAM Funds, appointing new portfolio managers from different Legg Mason advisory subsidiaries whose core competency, in the opinion of Legg Mason, is better suited to manage certain Legacy CAM Funds. The integration of the Legacy CAM Funds proposed by Legg Mason will include, among other things: (1) eliminating overlapping or duplicative funds; (2) reducing the number of registrants and changing the form of organization of all the Funds such that all Funds within the same complex are organized within a single jurisdiction and have a single form of declaration of trust; (3) electing Boards so that each Board oversees Funds generally of a single asset class; (4) proposing a standardized set of fundamental investment policies for the Funds; (5) changing investment strategies of certain Acquiring Funds; (6) rationalizing share classes; and (7) shifting to a new manager/sub-adviser structure.

These initiatives, certain of which require additional shareholder approval, are being implemented over a period of time. If approved by shareholders, the proposed Reorganizations and “shell” Reorganizations, as discussed below, and the other proposed changes to investment strategies and share classes are expected to be effective by the end of the first half of 2007.

The proposed Reorganizations were presented to the Boards for consideration with supporting information proposed by Legg Mason and Lipper, Inc., an independent provider of investment company data, at Board meetings held in June and July 2006, and by action of the Multiple Discipline Acquired Funds and the Acquiring Fund’s Board on September 2006 and were approved at those meetings. Each Acquired Fund Board, including all of the Independent Board Members, following discussion of the advantages and any disadvantages to each Acquired Fund under its supervision, determined that: (1) the proposed Reorganization would be in the best interests of such Fund; and (2) the proposed Reorganization would not result in the dilution of the interests of such Fund or its shareholders.

In approving the Reorganizations of the Funds under their supervision, the respective Boards, based on the information provided by Legg Mason and Lipper, considered a number of factors, including the following:

•	the benefits to the Funds that are expected to be derived from the integration of the Funds, as described below;

•	the objective of Legg Mason to eliminate comparable or duplicative product offerings among the Legacy CAM Funds to reduce the potential for investor confusion;

•	the compatibility of and differences between the investment objectives, strategies, policies and risks of the Acquired Funds in the Reorganizations and those of the Acquiring Fund;

•	the portfolio managers of the Acquiring Fund as compared to those of the Acquired Funds;

•	the investment performance of the Acquiring Fund and the Acquired Funds;

•	greater marketing and distribution focus on a smaller number of funds, which may promote asset growth over time;

•	the relative sizes of the Acquiring and Acquired Funds;

•	the expense ratios of the Funds and information as to specific fees and expenses of the Acquiring Fund and each Acquired Fund, including management’s commitments to contractually cap Acquiring Fund expenses for a period of time;

•	the absence of a dilutive effect on the interests of current shareholders of the Acquiring Fund or Acquired Funds;

•	the Federal tax consequences of each Reorganization to the Acquired Funds and its shareholders, including that each Reorganization has been structured to qualify as a Federal tax-free transaction;

•	information as to benefits that may be derived by Legg Mason and its affiliates as a result of the Reorganizations as well as from various relationships with the Acquired Funds or Acquiring Fund;

•	the allocation of expenses associated with the Reorganizations among the Funds and Legg Mason; and

•	the potential for greater economies of scale and lower expenses, resulting from greater asset growth over time.

If the Reorganizations are approved by shareholders and are consummated, Legg Mason is expected to achieve higher profitability due to increased costs and increased revenue including from a potential increase in assets under management. Legg Mason is expected to reduce the level of its operational expenses for administrative, compliance and portfolio management services as the number of separate funds declines. In addition, to the extent that the Reorganizations help to streamline the fund family, encourage a more focused marketing and distribution effort, reduce investor confusion, produce better performance, and generally make the Funds more attractive investment vehicles to the investing public, Legg Mason will benefit from the increased revenues of rising asset levels.

With respect to the Reorganization of Legg Mason Partners Multiple Discipline Funds All Cap and International into the Acquiring Fund, while the contractual fee rate for the Acquiring Fund is lower than the contractual rate for Legg Mason Partners Multiple Discipline Funds, Legg Mason will no longer have to waive fees under the voluntary expense cap of Legg Mason Partners Multiple Discipline Funds.

With respect to the Reorganization of Legg Mason Partners Growth and Income Fund into the Acquiring Fund, the effective management fee of the surviving Fund is higher than that of Legg Mason Partners Growth and Income Fund by 0.05%, resulting in higher revenues to Legg Mason, assuming the New Management Agreement is approved. In addition, with respect to the Reorganization of Legg Mason Partners Growth and Income Fund into the Acquiring Fund, while the contractual fee rate for the Acquiring Fund is lower than the contractual rate for Class A and Class B shares of Legg Mason Partners Growth and Income Fund, Legg Mason will no longer have to waive fees under the voluntary expense cap of Legg Mason Partners Growth and Income Fund with respect to Class A and Class B shares.

With respect to each Reorganization, Legg Mason is expected to reduce the level of its operational expenses for administrative, compliance and portfolio management services as the number of separate funds declines.

In addition to the reduced expenses discussed in the preceding two paragraphs, shareholders of the Acquiring Fund will be asked to vote at a meeting of shareholders scheduled to be held in December 2006 on the New Management Agreement, which shall become effective only if the shareholders also approve the change in the Acquiring Fund’s classification under the 1940 Act from “diversified” to “non-diversified” at such meeting. In approving the Reorganizations, the Board of the Acquiring Fund also considered that if the requisite shareholder approval is granted, shareholders will benefit from a lower management fee and a corresponding decrease in total operating expenses, as well as the benefits of the change in strategy that will be implemented by LMCM.

More specifically, with respect to the Reorganizations proposed in this Proxy Statement/Prospectus, the Boards of each Acquired Fund list below made the following determinations with respect to the applicable Reorganization, among others:

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value. The Board noted that the Acquired Fund has not been able to achieve sufficient asset size and does not expect substantial asset growth in the future. The multi-manager approach of the different funds has produced only limited success in terms of performance and meeting client demands. The Board considered that, if all four Reorganizations are approved, expenses of Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value’s Class A and Class B shares would increase at current asset levels after the contractual expense cap expires; however, expenses will be capped at 1.16% for Class A shares and 1.93% for Class B shares for one year from the date of the next annual prospectus update following the Reorganization, so the expenses to be borne by Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value’s Class A and Class B shares would decrease. Shareholders are also expected to benefit from lower total operating expenses for all classes if the New Management Agreement and the Reorganization involving Legg Mason Partners Growth and Income Fund are not approved, but each of the Multiple Discipline Acquired Fund Reorganizations is approved. Total expenses for Class C shares would decrease if the Reorganization is effected, regardless of whether the New Management Agreement and the Reorganization with respect to Legg Mason Partners Growth and Income Fund is effected. The Reorganization is expected to streamline the investment products available to the distribution force, thereby encouraging a more focused marketing and distribution effort so as to provide asset growth. This in turn may provide enhanced opportunities for realizing greater economies of scale in the form of lower operating expenses over time.

In addition, the Board noted that if shareholders of the Acquiring Fund approve the New Management Agreement with LMCM, shareholders may benefit from the new manager and strategy, in light of LMCM’s capabilities, resources and personnel and its past performance. The management fee payable to LMCM under the New Management Agreement is lower than Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value’s current management fee and is subject to breakpoints at lower asset values. It was believed that the maintenance of the status quo, while allowing Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value to use its unused capital losses without limitation and thereby permitting a tax benefit, would not outweigh the costs of maintaining Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value’s existence, given its higher expenses. The Board considered that a liquidation of the Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value, unlike the proposed Reorganization, would result in a taxable event for shareholders who do not hold Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value shares in a tax-advantaged account. The Board further noted that if the Reorganization is approved, shareholders would no longer be invested in a fund which has as its primary strategy a focus on investments in large cap securities, whether or not the Acquiring Fund’s shareholders approve the New Management Agreement and the change in diversification status. However, shareholders will have the opportunity to continue to participate in a large, diverse fund family and shareholders who want to continue to invest in a fund primarily focused on large cap securities will be able to exchange their shares into other large cap funds in the Legg Mason Partners family. In addition, Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value’s net unrealized gain as a percentage of net assets would increase from approximately 0% to 1.5% as a result of the Reorganization.

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value. The Board noted that the Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value has not been able to achieve sufficient asset size and does not expect substantial asset growth in the future. The multi-manager approach of the different funds has produced only limited success in terms of performance and meeting client demands. The Board also considered that if all of the the Reorganizations are approved, shareholders are expected to benefit from lower total operating expenses for all classes gross and net of contractual fee waivers with the exception of Class C shares, for which gross operating expenses would remain the same. Shareholders are also expected to benefit from lower total operating expenses for all classes if the New Management Agreement and the Reorganization involving Legg Mason Partners Growth and Income Fund are not approved, but each of the Multiple Discipline Acquired Fund Reorganizations is approved. In addition, the Reorganization is expected to streamline the investment products available to the distribution force, thereby encouraging a more focused marketing and distribution effort so as to provide asset growth. This in turn may provide enhanced opportunities for realizing greater economies of scale in the form of lower operating expenses over time.

The Board further noted that if shareholders of the Acquiring Fund approve the New Management Agreement with LMCM, shareholders may benefit from the new manager and strategy, in light of LMCM’s capabilities, resources and personnel and its past performance. The LMCM management fee is lower than the Acquired Fund’s current management fee and is subject to a breakpoint fee schedule. The Board further noted that Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value competes with other funds with well-known managers with attractive historical performance in the global and international categories. It was believed that the maintenance of the status quo, while allowing Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value to use its unused capital losses without limitation and thereby permitting a tax benefit, would not outweigh the costs of maintaining the Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value’s existence, given its higher expenses. The Board considered that a liquidation of the Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value, unlike the proposed Reorganization, would result in a taxable event for shareholders who do not hold the Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value shares in a tax-advantaged account. If the Reorganization is approved, shareholders would no longer be invested in a fund that has a specific allocation to foreign securities, whether or not the Acquiring Fund approves the agreement with LMCM and the change in diversification status. However, shareholders will have the opportunity to continue to participate in a large, diverse fund family and shareholders who want continued exposure to international and global securities would be able to exchange their shares for shares in the same class of other funds in the fund family. In addition, Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value’s net unrealized gain as a percentage of net assets would increase from approximately 9% to 15% as a result of the Reorganization.

Legg Mason Partners Multiple Discipline Funds All Cap and International. The Board noted that Legg Mason Partners Multiple Discipline Funds All Cap and International has not been able to achieve sufficient asset size and does not expect substantial asset growth in the future. The multi-manager approach of the different funds has produced only limited success in terms of performance and meeting client demands. The Board considered that if all of the Reorganizations are approved, shareholders are expected to benefit from lower total operating expenses for all classes. Shareholders are also expected to benefit from lower total operating expenses for all classes if the New Management Agreement and the Reorganization involving Legg Mason Partners Growth and Income Fund are not approved, but each of the Multiple Discipline Acquired Fund Reorganizations is approved. The Reorganization is expected to streamline the investment products available to the distribution force, thereby encouraging a more focused marketing and distribution effort so as to provide asset growth. This in turn may provide enhanced opportunities for realizing greater economies of scale in the form of lower operating expenses over time.

In addition, the Board noted that if the Acquiring Fund shareholders approve the New Management Agreement with LMCM, shareholders may benefit from the new manager and strategy, in light of LMCM’s capabilities, resources and personnel and its past performance. The management fee payable to LMCM would be lower than the Acquired Fund’s current management fee without the effect of fee waivers. Legg Mason Partners Multiple Discipline Funds All Cap and International competes with other funds with well-known managers with attractive historical performance in the global and international categories. The Board considered that a liquidation of Legg Mason Partners Multiple Discipline Funds All Cap and International, unlike the proposed Reorganization, would result in a taxable event for shareholders who do not hold the Legg Mason Partners Multiple Discipline Funds All Cap and International shares in a tax-advantaged account. If the Reorganization is approved, shareholders would no longer be invested in a fund that has a specific allocation to foreign securities, whether or not the Acquiring Fund approves the agreement with LMCM and the change in diversification status. However, shareholders will have the opportunity to continue to participate in a large, diverse fund family and shareholders who want continued exposure to international and global securities would be able to exchange their shares for shares of the same class of other funds in the fund family. In addition, Legg Mason Partners Multiple Discipline Funds All Cap and International’s net unrealized gain as a percentage of net assets would increase from approximately 7% to 15% as a result of the Reorganization. However, as a result of the Reorganization, Legg Mason Partners Multiple Discipline Funds All Cap and International’s shareholders will receive the benefit of the Acquiring Fund’s tax capital loss carryforwards which the Acquiring Fund may use to offset future taxable gains realized after the Reorganization, subject to certain limitations. This benefit will be obtained only if all four Acquired Funds merge into the Acquiring Fund.

Legg Mason Partners Growth and Income Fund. The Board noted that Legg Mason Partners Growth and Income Fund has been experiencing net redemptions over the past five years. The Board considered that there are a variety of funds with similar investment strategies and attractive investment performance in the Legg Mason Partners and Legg Mason fund families. The Board noted that management had informed the Board that Legg Mason Partners Growth and Income Fund is expected to continue to experience outflows over time. The Board considered that the Reorganization may produce a more focused marketing and distribution effort so as to provide asset growth. The Board additionally noted that shareholders of Class A and Class B shares of Legg Mason Partners Growth and Income Fund will benefit from lower total gross operating expenses and lower expenses net of fee waivers, although total operating expenses will increase for shareholders of Class Y and Class 1 shares due to the higher management fee of the Acquiring Fund. Total operating expenses for Class C shares will remain the same.

In addition, the Board noted that, if shareholders of the Acquiring Fund approve the New Management Agreement with LMCM, shareholders may benefit from the new manager and strategy, in light of LMCM’s capabilities, resources and personnel and its past performance. The Board further noted that the management fee that would be charged if the Acquiring Fund’s shareholders approve the New Management Agreement and the Reorganization is effected would be higher than the Acquired Fund’s current management fee and have less favorable breakpoints. The effect of the management fee change at current asset levels for Legg Mason Partners Growth and Income Fund would be an increase from 0.65% to 0.70%. The Reorganization will go forward only if the Acquiring Fund’s shareholders approve the New Management Agreement and the change in diversification status. The Board also noted that shareholders of Legg Mason Partners Growth and Income Fund would no longer be investing in a fund with a social investing component and would lose quarterly income distributions.

Federal Income Tax Consequences

Each of the Reorganizations is conditioned upon the receipt by each of the Acquired Funds of an opinion from Dechert LLP, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes:

(i) The acquisition by the Acquiring Fund of all of the assets of each of the Acquired Funds solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of each of the respective Acquired Funds, followed by the distribution by each of the Acquired Funds to its shareholders of shares of the Acquiring Fund and termination of the Acquired Funds, all pursuant to each of the Plans, each constitutes a reorganization within the meaning of Section 368(a) of the Code;

(ii) Each of the Acquired Funds will not recognize gain or loss upon the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of all of the liabilities of each of the Acquired Funds by the Acquiring Fund; and each of the Acquired Funds will not recognize gain or loss upon the distribution to its shareholders of shares of the Acquiring Fund and termination of the Acquired Funds;

(iii) Shareholders will not recognize gain or loss on the receipt of shares of the Acquiring Fund solely in exchange for shares of each of the Acquired Funds pursuant to each of the Reorganizations;

(iv) The aggregate basis of the shares of the Acquiring Fund received by each shareholder pursuant to the Reorganization will be the same as the aggregate basis of the shares of each of the Acquired Funds exchanged therefor;

(v) The holding period of the shares of the Acquiring Fund received by each shareholder pursuant to each of the Reorganizations will include the holding period of the shares of each of the Acquired Funds exchanged therefor, provided that the Shareholder held the shares of each of the Acquired Funds as a capital asset at the time of the Reorganization;

(vi) The Acquiring Fund will not recognize gain or loss upon the receipt of the assets of each of the Acquired Funds in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of each of the Acquired Funds;

(vii) The basis of the assets of each of the Acquired Funds transferred to the Acquiring Fund in each of the Reorganizations will be the same in the hands of the Acquiring Fund as the basis of such assets in the hands of each of the Acquired Funds immediately prior to the transfer; and

(viii) The holding periods of the assets of each of the Acquired Funds transferred to the Acquiring Fund in the Reorganization in the hands of the Acquiring Fund will include the periods during which such assets were held by each of the Acquired Funds (except to the extent that the investment activities of the Acquiring Fund acts to reduce or eliminate such holding period).

While neither the Acquired Funds nor the Acquiring Fund are aware of any adverse state or local tax consequences of the proposed Reorganization, they have not requested any ruling or opinion with respect to such consequences and shareholders should consult their own tax adviser with respect to such matters.

Immediately prior to the Closing Date, each of the Acquired Funds, to the extent necessary, will pay a dividend or dividends, which together with all previous dividends, are intended to have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryover). Such dividends will be included in the taxable income of each of the respective Acquired Fund’s shareholders.

Information Regarding Tax Capital Loss Carryforwards:

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

As of the dates indicated below, the Funds had the following unused capital loss carryforwards:

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (As of April 30, 2006)			Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (As of April 30, 2006)

Fiscal Year Generated	Amount of Carryforward	Fiscal Year of Expiration Prior to Reorganization	Fiscal Year Generated	Amount of Carryforward	Fiscal Year of Expiration Prior to Reorganization
4/30/2003	$(86,953,771)	4/30/2011	4/30/2001	$(20,844,186)	4/30/2009
4/30/2004	(60,372,775)	4/30/2012	4/30/2002	(84,148,493)	4/30/2010
			4/30/2003	(97,831,240)	4/30/2011
			4/30/2004	(5,298,585)	4/30/2012
			4/30/2005	(128,083)	4/30/2013

Total	$(147,326,546)		Total	$(208,250,587)

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund)

The Reorganization would impact the use of these loss carryforwards in the following manner: 1) the expiration date of the loss carryforwards would move up by one year; for example, the losses due to expire on April 30, 2011 would expire on

April 30, 2010; (2) the loss carryforwards will benefit the shareholders of the combined fund, rather than only the shareholders of Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value; 3) the loss carryforwards may not be available to offset any capital gains recognized after the Reorganization that are attributable to appreciation in Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value’s, Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value’s or Legg Mason Partners Growth and Income Fund’s portfolios at the time of the Reorganization; and 4) the amount of losses that can be utilized in any taxable year is equal to the long-term tax-exempt rate at the time of the Reorganization multiplied by the aggregate net asset value of the Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value at the time of the Reorganization (approximately $6,300,000 per year based on data as of August 2006).

The combination of these limitations on the use of loss carryforwards is expected to result in a significant portion (approximately $121,400,000 based on data as of August 2006) of Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value’s loss carryforwards expiring unused. It should be noted that there would be no assurances that Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value would be able to use such losses in the absence of the Reorganization.

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

As of the dates indicated below, the Funds had the following unused capital loss carryforwards:

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (As of April 30, 2006)			Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (As of April 30, 2006)
Fiscal Year Generated	Amount of Carryforward	Fiscal Year of Expiration Prior to Reorganization	Fiscal Year Generated	Amount of Carryforward	Fiscal Year of Expiration Prior to Reorganization

4/30/2001	$(2,212,646)	4/30/2009	4/30/2001	$(20,844,186)	4/30/2009

4/30/2002	(13,947,299)	4/30/2010	4/30/2002	(84,148,493)	4/30/2010

4/30/2003	(35,524,842)	4/30/2011	4/30/2003	(97,831,240)	4/30/2011

4/30/2004	(7,193,790)	4/30/2012	4/30/2004	(5,298,585)	4/30/2012

4/30/2005	(6,674,357)	4/30/2013	4/30/2005	(128,083)	4/30/2013

4/30/2006	(92,922)	4/30/2014

Total	$(65,645,856)		Total	$(208,250,587)

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund)

The Reorganization would impact the use of these loss carryforwards in the following manner: 1) the expiration date of the loss carryforwards would move up by one year; for example the losses due to expire on April 30, 2009 would expire on April 30, 2008; (2) the loss carryforwards will benefit the shareholders of the combined fund, rather than only the shareholders of Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value; 3) the loss carryforwards may not be available to offset any capital gains recognized after the Reorganization that are attributable to appreciation in Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value’s or Legg Mason Partners Growth and Income Fund’s portfolio at the time of the Reorganization; and 4) the amount of losses that can be utilized in any taxable year is equal to the long-term tax-exempt rate at the time of the Reorganization multiplied by the aggregate net asset value of the Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value at the time of the Reorganization (approximately $7,600,000 per year based on data as of August 2006). This yearly limitation may be increased by any capital gains realized after the Reorganization on securities held by Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value that had unrealized appreciation at the time of the Reorganization.

The combination of these limitations on the use of loss carryforwards may result in a significant portion (between $13,200,000 and $28,200,000 based on data as of August 2006) of Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value’s loss carryforwards expiring unused. It should be noted that there would be no assurances that Legg Mason Partners Funds Multiple Discipline Funds Global All Cap Growth and Value would be able to use such losses in the absence of the Reorganization.

Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund) had no capital loss carryovers as of its prior fiscal year end.

Legg Mason Partners Growth and Income Fund (Acquired Fund) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

As of the dates indicated below, the Funds had the following unused capital loss carryforwards:

Legg Mason Partners Growth and Income Fund (As of October 31, 2005)			Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (As of April 30, 2006)
Fiscal Year Generated	Amount of Carryforward	Fiscal Year of Expiration Prior to Reorganization	Fiscal Year Generated	Amount of Carryforward	Fiscal Year of Expiration Prior to Reorganization

10/31/2002	$(5,464,906)	10/31/2010	4/30/2001	$(20,844,186)	4/30/2009

10/31/2003	(110,481,479)	10/31/2011	4/30/2002	(84,148,493)	4/30/2010

			4/30/2003	(97,831,240)	4/30/2011

			4/30/2004	(5,298,585)	4/30/2012

			4/30/2005	(128,083)	4/30/2013

Total	$(115,946,385)		Total	$(208,250,587)

Legg Mason Partners Growth and Income Fund (Acquired Fund)

The Reorganization would impact the use of these loss carryforwards by benefiting the shareholders of the combined fund, rather than only the shareholders of Legg Mason Partners Growth and Income Fund.

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

The Reorganization would impact the use of these loss carryforwards in the following manner: 1) the loss carryforwards will benefit the shareholders of the combined fund, rather than only the shareholders of Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value; 2) the loss carryforwards may not be available to offset any capital gains recognized after the Reorganization that are attributable to appreciation in Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value’s or Legg Mason Partners Growth and Income Fund’s portfolios at the time of the Reorganization; and 3) the amount of losses that can be utilized in any taxable year is equal to the long-term tax-exempt rate at the time of the Reorganization multiplied by the aggregate net asset value of the Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value at the time of Reorganization (approximately $16,500,000 per year based on data as of August 2006). This yearly limitation will be increased by any capital gains realized after the Reorganization on securities held by Legg Mason Partners Funds Multiple Discipline Funds All Cap Growth and Value that had unrealized appreciation at the time of the Reorganization.

The combination of these limitations on the use of loss carryforwards is expected to result in a significant portion (between $92,300,000 and $135,500,000 based on data as of August 2006) of Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value’s loss carryforwards expiring unused. It should be noted that there would be no assurances that Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value would be able to use such losses in the absence of the Reorganization.

Information Applicable to All Funds with Capital Loss Carryovers

Since each of the Reorganizations is not expected to close until February 2, 2007, the capital loss carryforwards and limitations described above may change significantly between now and the completion of the Reorganizations. Further, the ability of each of the Acquired and Acquiring Funds to use these losses (even in the absence of a Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses. The combination of these factors on the use of loss carryforwards may result in some portion of the loss carryforwards of each of the Acquired or Acquiring Funds, or both, expiring unused.

Effect of Proposed “Shell” Reorganizations of Certain Funds

In a separate proxy statement, shareholders of each Fund are being asked to approve a number of governance-related matters, including the consolidation of the Boards, so that each of the Legg Mason Partners funds would be overseen by one of two boards, with one board focusing on equity funds and the other board focusing on fixed income funds. Most funds in the fund complex will participate in a restructuring initiative. The first step of this initiative will be a number of reorganizations that will group equity funds together and fixed income funds together, while also reducing the number of separate legal entities in the fund complex. The approval of shareholders of many funds in the fund complex, including Legg Mason Partners Growth and Income Fund, is required for the reorganization of their funds. Each of the other funds, including the Acquiring Fund and the other Acquired Funds, will participate in such a reorganization, but the approval of its shareholders is not required. As a second step in the restructuring initiative, it is proposed that the funds in the fund complex adopt the Maryland business trust form of organization. Shareholders of certain existing trusts in the fund complex are being asked to approve the reorganization of the trusts into Maryland business trusts. If these shareholders approve the reorganizations, all of the series of the existing trusts, including the new series that result from the first step reorganizations of the funds described above, will become series of the new Maryland business trusts.

If shareholders of an Acquired Fund as noted above approve the Reorganization Agreement for that Fund, it is intended that the Reorganization be effective before these restructurings. In such event, the Acquired Fund would not experience the two-step restructuring mentioned above.

As noted in Appendix K, the Acquiring Fund is organized as a series of a Maryland corporation. Assuming all required approvals with regard to the restructurings are obtained and the shareholders of an Acquired Fund approve the Reorganization Agreement, then the Acquiring Fund would become a series of a Maryland business trust and the Acquired Fund’s shareholders would become shareholders of that series of a Maryland business trust following the closing of the Reorganization and restructurings. On the other hand, if shareholders of an Acquired Fund approve the Reorganization Agreement but all required approvals with regard to the restructurings applicable to the Acquiring Fund are not obtained, then the Acquiring Fund will become a series of a Massachusetts business trust, and the shareholders of the Acquired Fund would become shareholders of that entity as a result of the Reorganization and restructurings.

A comparison of Maryland corporations, Massachusetts business trusts and Maryland business trusts is attached to this Proxy Statement/Prospectus as Appendix G.

TERMINATION OF THE ACQUIRED FUNDS

If the Reorganizations are effected, each of the Acquired Funds will be terminated, and each of the Acquired Fund’s issued and outstanding shares will be cancelled or redeemed, as the case may be, under the laws of the applicable jurisdiction.

PORTFOLIO SECURITIES

If each of the Reorganizations is effected, management of the Acquiring Fund will analyze and evaluate the portfolio securities of each of the Acquired Funds being transferred to the Acquiring Fund. Consistent with the Acquiring Fund’s investment objectives and policies, any restrictions imposed by the Code and in the best interests of each of the Acquiring Fund’s shareholders (including former shareholders of each of the Acquired Funds), management will determine the extent and duration to which the portfolio securities of each of the Acquired Funds will be maintained by the Acquiring Fund. It is possible that there may be some dispositions of the portfolio securities of each of the Acquired Funds in connection with the Reorganization. Subject to market conditions at the time of any such disposition, the disposition of the portfolio securities of each of the Acquired Funds may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold and the Acquiring Fund’s ability to use any available loss carryforwards.

No securities of any Acquired Fund need to be sold in order for the Acquiring Fund to comply with its investment restrictions or policies. The Funds may buy and sell securities in the normal course of their operations.

INFORMATION ABOUT MANAGEMENT OF THE ACQUIRING FUND

Investment Manager and Sub-Adviser

Under the Acquiring Fund’s current management agreement (the “Current Management Agreement”), Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has served as the Acquiring Fund’s investment manager since August 1, 2006. LMPFA, a subsidiary of Legg Mason located at 399 Park Avenue, New York, NY 10022, is a recently-organized investment adviser that provides administrative and compliance oversight services to the Funds. Other than the cash management services it will provide for certain equity funds, LMPFA does not provide day-to-day portfolio management services. Rather, portfolio management is provided by ClearBridge Advisors, LLC (formerly CAM North America, LLC) (“ClearBridge”), a subsidiary of Legg Mason with offices at 399 Park Avenue, New York, New York 10022. ClearBridge is a recently organized investment adviser that has been formed to succeed to the equity securities portfolio management business of CAM, which was acquired by Legg Mason in December, 2005. ClearBridge is a wholly-owned subsidiary of Legg Mason.

Management and sub-advisory fees will be paid to LMPFA and ClearBridge, respectively, at the following rates as a percentage of the Acquiring Fund’s average daily net assets:

Fund	Contractual Fee Rate (before any waivers or reimbursements)	Rate Received by Sub-Adviser
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	First $1 billion 0.750% Next $1 billion 0.725% Next $3 billion 0.700% Next $5 billion 0.675% Over $10 billion 0.650%	70% of the management fee paid to LMPFA, net of expense waivers and reimbursements.

During the fiscal year indicated below, management fees were paid to the prior investment manager at the following effective rate as a percentage of the Acquiring Fund’s average daily net assets:

Fund (Fiscal Year End)	Investment Manager	Rate of Fee
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (May 1, 2005-April 30, 2006)	Smith Barney Fund Management, LLC (“SBFM”)	0.750%

Additional information about the factors considered by the Board of the Acquiring Fund in approving the Investment Management Agreement is contained in the shareholder reports for the Fund as shown in the chart below. A discussion of the factors considered by the Boards in approving the New Management Agreement and sub-advisory agreement will be disclosed in future reports to shareholders following Board approval.

Fund	Shareholder Report
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Annual Report for fiscal year ended April 30, 2006

At a meeting of shareholders scheduled to be held in December 2006, shareholders of the Acquiring Fund will be asked to approve the New Management Agreement between the Acquiring Fund and LMCM, which shall become effective only if the shareholders also approve classification of the Acquiring Fund as a non-diversified investment company. The terms of the New Management Agreement are similar to those of the Current Management Agreement, except that the dates of effectiveness and termination differ and except that the advisory fee payable under the New Management Agreement is lower, and subject to breakpoints at lower asset values, than the fee payable under the Current Management Agreement, as described in more detail below.

Under the New Management Agreement, LMCM would provide advisory services to the Acquiring Fund at the rate indicated in the table below and would be responsible for the Acquiring Fund’s overall investment strategy and its implementation. LMFPA would enter into an agreement with LMCM to provide sub-administrative services for the Acquiring Fund. The appointment of LMCM is not expected to result in any material changes in the nature or the level of investment advisory and administrative services provided to the Acquiring Fund.

Fund	Investment Manager	Rate of Fee Under Proposed Agreement
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	LMCM	First $2 billion 0.700% Over $2 billion 0.650%

For more information on the New Management Agreement, see “Summary—Comparison of Investment Objectives and Principal Investment Strategies.”

Certain Legal Proceedings

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGMI”) and a number of its then affiliates, including SBFM, which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). Legg Mason Partners Multiple Discipline Funds All Cap and International was not in existence at such time, and therefore was not listed in the complaints. The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGMI for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including all of the Funds in this Proxy Statement/Prospectus) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, including Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, Salomon Brothers Asset Management Inc, SBFM and CGMI as investment advisers to the identified funds, as well as CGMI as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds All Cap and International, Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value and Legg Mason Partners Growth and Income Fund were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendant Funds in the future.

On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against SBFM, the then-investment adviser or manager to certain of the Funds, and CGMI, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup Inc. (“Citigroup”) business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees (the “Independent Trustees”) of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit). The Independent Trustees of the Subject Trust are members of the Board of Legg Mason Partners Growth and Income Fund. The Subject Trust is also named in the complaint as a nominal defendant.

The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Independent Trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the Independent Trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. No assurance can be given as to the outcome of this matter.

The foregoing speaks only as of the date of this Proxy Statement/Prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Portfolio Managers of Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Information about the portfolio managers of the Acquiring Fund is listed below. The statement of additional information provides information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio manager’s ownership of securities in the Acquiring Fund. Similar information with respect to portfolio manager compensation is also included in Appendix J.

The Acquiring Fund’s current strategy combines the efforts of the managers of the two segments and invests in the stock selections considered most attractive in the opinion of each segment’s managers.

The coordinating portfolio managers identify and analyze duplicate positions that may occur if different segment managers recommend the same security for their respective segments, and determine whether the size of each position is appropriate for the fund.

Coordinating Portfolio Managers

Roger Paradiso and Kirsten Mobyed serve as the coordinating portfolio managers of the Acquiring Fund. Mr. Paradiso has been with ClearBridge or its predecessor firms since 1988. He became portfolio manager of Smith Barney Asset Management Large Capitalization Growth Portfolio in 1995 and of Small/Mid Capitalization portfolios in 1996. This led to the development of the Multiple Discipline investment process in 1997. Ms. Mobyed is an investment officer of ClearBridge. Ms. Mobyed has been with ClearBridge or its predecessor firms since 1992.

Segment Managers

Alan J. Blake and Richard Freeman serve as the segment managers of the All Cap Growth segment of the Acquiring Fund Mr. Blake and Mr. Freeman have been responsible for the All Cap Growth segment of the Fund since January 2004. Mr. Blake has been a portfolio manager with ClearBridge or its predecessor firms since 1991 and serves as a portfolio manager of other Legg Mason Partners funds. Mr. Freeman has been a portfolio manager with ClearBridge or its predecessor firms since 1983 and serves as a portfolio manager of other Legg Mason Partners funds.

John Goode and Peter J. Hable serve as the segment managers of the All Cap Value segment of the Acquiring Fund. Mr. Goode and Mr. Hable have been responsible for the All Cap Value segment of the Fund since January 2004. Mr. Goode has been a portfolio manager with ClearBridge or its predecessor firms since 1983 and serves as a portfolio manager of other Legg Mason Partners funds. Mr. Hable has been with ClearBridge or its predecessor firms since 1983 and serves as a portfolio manager of other Legg Mason Partners funds.

Each coordinating portfolio manager and segment manager is a portfolio manager associated with ClearBridge, which, like the manager, is a subsidiary of Legg Mason.

If the New Management Agreement is approved, the current portfolio management team will be replaced by the All Cap Equity team at LMCM. LMCM’s All Cap Equity team is headed by Jay Leopold and employs the investment philosophy and process developed and guided by Bill Miller, LMCM’s chief investment officer.

For a detailed description of the Acquiring Fund’s portfolio managers’ compensation, please see Appendix J.

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUNDS AND THE ACQUIRING FUND

Legg Mason and certain of the Acquiring Fund’s service providers, which include affiliates of Legg Mason, have a financial interest in the Reorganization because their respective fees under agreements with the Acquiring Fund generally increase as the amount of the assets of the Acquiring Fund increase, and the amount of those assets will increase as a result of the Reorganization (although this increase in assets is expected to be offset by the concomitant loss of the Acquired Fund’s assets).

Information about the Acquired Funds and the Acquiring Fund is included in the Prospectuses and SAIs, annual reports and semi-annual reports filed with the SEC and dated as listed in Appendix L. Copies of these documents, the SAI related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge, by writing to the Funds at 125 Broad Street, New York, New York 10022, or by visiting Legg Mason’s website at www.leggmason.com/InvestorServices, or by calling the Acquired Funds at 800-451-2010.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith, file reports and other information including proxy material, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549. Reports and other information about each Fund are available on the Edgar Database on the SEC’s website at www.sec.gov. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 100 F Street, NE, Washington, DC 20549 at prescribed rates. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

Financial Highlights

The financial highlights of the Acquiring Fund that are contained in Appendix D have been derived from financial statements audited by KPMG LLP, the Fund’s independent registered public accounting firm.

Fiscal Year Ends

The fiscal year-ends of the Acquired Funds are set forth below.

Acquired Fund	Fiscal Year End
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	April 30

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	April 30

Legg Mason Partners Multiple Discipline Funds All Cap and International	April 30

Legg Mason Partners Growth and Income Fund	October 31

The fiscal year-end of the Acquiring Fund is set forth below.

Acquiring Fund	Fiscal Year End
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	April 30

Discussions regarding the historical performance of the Acquiring Fund is contained in Appendix E.

Distributors

Legg Mason Investor Services, LLC (“LMIS”), located at 100 Light Street, Baltimore, Maryland 21202; CGMI, located at 388 Greenwich Street, New York, New York 10013; and PFS Distributors, Inc., located at 3100 Breckenridge Boulevard, Bldg. 200, Duluth, Georgia 30199, serve as the Acquiring Fund’s co-distributors. LMIS is a wholly owned subsidiary of Legg Mason.

A distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. A distributor may also make payments to dealers for marketing, promotional or related expenses. The amount of these payments is determined by the distributor and may be substantial. Legg Mason or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the Funds’ distributors, affiliates of Legg Mason, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the Funds. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

FORM OF ORGANIZATION

It is proposed in separate proxy materials that the Legg Mason Partners Funds be reorganized as series of Massachusetts business trusts aligned by asset class in order to reduce the number of registrants and that the surviving Massachusetts business trusts be reorganized as Maryland business trusts. A comparison of Maryland corporations, Massachusetts business trusts and Maryland business trusts is attached to this Proxy Statement/Prospectus as Appendix G. In addition, each Fund’s current form of organization is set out in Appendix K.

It is further being proposed, in separate proxy materials, that shareholders of each Legg Mason Partners fund approve the consolidation of those funds’ current boards into one of two boards, one for equity funds and one for fixed income funds. If the consolidated Boards are elected by Legg Mason Partners fund shareholders and the transactions described in the preceding paragraph are consummated, the Equity Board would serve as the board of directors for the Acquiring Fund. A comparison of the current composition of the Acquiring Fund’s Board and its proposed composition is attached to this Proxy Statement/Prospectus as Appendix H.

CAPITALIZATION

The following table sets forth the unaudited capitalization of each Acquired Fund and the Acquiring Fund as of the date set out below, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Funds on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received.

Pro Forma Combined Capitalization Table For

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund)

Legg Mason Partners Multiple Discipline Fund All Cap and International (Acquired Fund)

Legg Mason Partners Growth and Income Fund (Acquired Fund)

and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)

As of April 30, 2006 (Unaudited)

	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Class A:
Net Assets	$40,182,330	$46,030,260	$16,303,471	$282,006,570	$91,561,791	$(42,276	)(a)	$476,042,146
Shares Outstanding	4,249,418	4,583,195	1,254,851	16,869,437	9,717,894	13,853,533	(a)	50,528,328
Net Asset Value Per Share	$9.46	$10.04	$12.99	$16.72	$9.42			$9.42

Class B:
Net Assets	$56,671,289	$27,547,093	$5,045,130	$102,817,993	$71,865,421	$(27,819	)(a)	$263,919,107
Shares Outstanding	6,187,362	2,867,482	390,595	6,511,140	7,970,233	5,345,458	(a)	29,272,270
Net Asset Value Per Share	$9.16	$9.61	$12.92	$15.79	$9.02			$9.02

Class C:
Net Assets	$43,568,777	$57,776,148	$17,610,284	$4,506,881	$190,538,080	$(45,332	)(a)	$313,954,838
Shares Outstanding	4,756,253	5,998,215	1,363,982	274,321	21,105,193	1,280,342	(a)	34,778,306
Net Asset Value Per Share	$9.16	$9.63	$12.91	$16.43	$9.03			$9.03

Class Y:(d)
Net Assets	—	$42,160,533	—	$91,812,987	$13,104,636	$(10,452	)(a)	$147,067,704
Shares Outstanding	—	4,171,876	—	5,481,335	1,383,619	4,492,045	(a)	15,528,875
Net Asset Value Per Share	—	$10.11	—	$16.75	$9.47			$9.47

Class 1:(b)(c)
Net Assets	—	—	—	$489,503,158	—	$(14,121	)(a)	$489,489,037
Shares Outstanding	—	—	—	29,274,766	—	22,680,807	(a)	51,955,573
Net Asset Value Per Share	—	—	—	$16.72	—			$9.42

(a)	Reflects adjustments for estimated reorganization expenses of $140,000.
(b)	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value does not currently offer Class 1 shares. If the transaction is approved, Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value will offer Class 1 shares to accommodate shareholders of Class 1 shares of Legg Mason Partners Growth and Income Fund.
(c)	Initial net asset value per share of Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Class 1 shares will be based upon the net asset value per share of the Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Class A shares.
(d)	Class Y shares of Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value were fully redeemed on September 8, 2006.

DIVIDENDS AND DISTRIBUTIONS

The chart below shows the current dividend and distribution policy of each Fund:

Acquired Fund	Acquiring Fund
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Income: dividends, if any, paid annually and capital gains, if any, distributed annually	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value: dividends, if any, paid annually and capital gains, if any, distributed annually

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value: dividends, if any, paid annually and capital gains, if any, distributed annually	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value: dividends, if any, paid annually and capital gains, if any, distributed annually

Legg Mason Partners Multiple Discipline Fund All Cap and International: dividends, if any, paid annually and capital gains, if any, distributed annually	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value: dividends, if any, paid annually and capital gains, if any, distributed annually

Legg Mason Partners Growth and Income Fund: dividends, if any, paid quarterly and capital gains, if any, distributed annually.	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value: dividends, if any, paid annually and capital gains, if any, distributed annually

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the dividend payment. If you purchase shares shortly before the record date for a dividend or a distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

For more information on the distribution policies of the Acquiring Fund, see “Purchases, Redemption and Exchanges of Fund Shares; Other Shareholder Information” at Appendix B to this Proxy Statement/Prospectus.

OTHER BUSINESS

The Board of the Acquired Funds do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting or any adjournment or postponement thereof, the persons named as proxies will vote thereon in accordance with their judgment.

SHAREHOLDER COMMUNICATIONS WITH THE BOARDS

Shareholders who want to communicate with the Boards or any individual Board member should write their Fund to the attention of Robert I. Frenkel, Secretary, 125 Broad St., 10th Floor, New York, New York 10004. The letter should indicate that you are a Fund shareholder. If the communication is intended for a specific Board member and so indicates, it will be sent only to that Board member. If a communication does not indicate a specific Board member it will be sent to the chair of the nominating and governance committee of the Board and the outside counsel to the Independent Board Members for further distribution as deemed appropriate by such persons.

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Boards of the Acquired Funds to be used at the Meeting. This Proxy Statement/Prospectus, along with the Notice of Special Meeting and a proxy card, are first being mailed to shareholders of each Acquired Fund on or about November 13, 2006 or as soon as practicable thereafter. Only shareholders of record as of the close of business on November 3, 2006 (the “Record Date”) will be entitled to notice of, and to vote at, the Meeting, and at any adjournments or postponements thereof. Shareholders can only vote on matters affecting the Acquired Fund(s) in which they hold shares. Because the proposals in the Proxy Statement/Prospectus are separate for each Acquired Fund, it is essential that shareholders who own shares of more than one Acquired Fund complete, date, sign and return each proxy card they receive. If the enclosed proxy card is properly signed and dated and returned in time to be voted at the Meeting, the proxies named thereon will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly signed and dated proxy cards will be voted “FOR” approval of the relevant Reorganization Agreement and “FOR” any other matters the proxies deem appropriate.

A shareholder may revoke a proxy at any time on or before the Meeting by either (1) submitting to the Acquired Fund a subsequently dated proxy, (2) delivering to the Acquired Fund a written notice of revocation (addressed to the Secretary at the principal executive office of the Acquired Fund at the address shown at the beginning of this Proxy Statement/ Prospectus), (3) by calling the toll fee number that appears on your proxy card or (4) otherwise giving notice of revocation at the Meeting, at all times prior to the exercise of the authority granted in the proxy card. Merely attending the Meeting, however, will not revoke any previously executed proxy. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

Even if you plan to attend the Meeting, we ask that you return the enclosed proxy card or vote by telephone or through the Internet. This will help us ensure that an adequate number of shares are present for the Meeting to be held.

Votes cast by proxy or in person at the Meeting will be tabulated by the inspectors of election appointed for the Meeting. The inspectors of election will determine whether or not a quorum is present at the Meeting. The inspectors of election will treat abstentions and “broker non-votes” (i.e., shares held by brokers or nominees, typically in “street name,” as to which proxies have been returned but (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) as present for purposes of determining a quorum.

Broker-dealer firms holding shares of a Fund in “street name” for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares with respect to approval of the Reorganization Agreement before the Meeting. The NYSE may take the position that a broker-dealer that is a member of the NYSE and that has not received instructions from a customer or client prior to the date specified in the broker-dealer firm’s request for voting instructions may not vote such customer or client’s shares with respect to approval of the Reorganization Agreement. A signed proxy card or other authorization by a beneficial owner of Fund shares that does not specify how the beneficial owner’s shares should be voted on the proposal may be deemed an instruction to vote such shares in favor of the proposal.

If you hold shares of an Acquired Fund through a bank or other financial institution or intermediary (called a service agent) that has entered into a service agreement with the Acquired Fund or a distributor of the Acquired Fund, the service agent may be the record holder of your shares. At the Meeting, a service agent will vote shares for which it receives instructions from its customers in accordance with those instructions. A signed proxy card or other authorization by a shareholder that does not specify how the shareholder’s shares should be voted on the proposal may be deemed an instruction to vote such shares in favor of the proposal. Depending on its policies, applicable law or contractual or other restrictions, a service agent may be permitted to vote shares with respect to which it has not received specific voting instructions from its customers. In those cases, the service agent may, but may not be required to, vote such shares in the same proportion as those shares for which the service agent has received voting instructions. This practice is commonly referred to as “echo voting.”

If you beneficially own shares that are held in “street name” through a broker-dealer or that are held of record by a service agent, and if you do not give specific voting instructions for your shares, they may not be voted at all or, as described above, they may be voted in a manner that you may not intend. Therefore, you are strongly encouraged to give your broker-dealer or service agent specific instructions as to how you want your shares to be voted.

Photographic identification will be required for admission to the Meeting.

Proxy Solicitation

Management will pay all the printing, proxy solicitation, mailing and postage costs of each Reorganization, 75% of the costs attributable to the other proxy materials being sent to shareholders of all the Legacy CAM Funds and 50% of the additional out-of-pocket costs, such as legal fees, expenses relating to the preparation and filing of various regulatory documents, expenses of preparing and distributing prospectus and SAI supplements, and auditor fees. Solicitation may be made by letter or telephone by officers or employees of Legg Mason, or by dealers and their representatives. Brokerage houses, banks and other fiduciaries may be requested to forward proxy solicitation material to the beneficial owner of shares of the applicable Fund to obtain authorization for the execution of proxies. Legg Mason will reimburse brokerage firms, custodians, banks and fiduciaries for their expenses in forwarding the Proxy Statement/Prospectus and proxy materials to the beneficial owners of each Acquired Fund’s shares. In addition, Legg Mason, on behalf of each Fund, has retained Computershare Fund Services, Inc. (“Computershare”), a proxy solicitation firm, to assist in the solicitation of proxies. It is anticipated that Computershare will be paid approximately $302,000 for such solicitation services to be borne by Legg Mason. Computershare may solicit proxies personally and by telephone. Each Fund’s portion of the foregoing expenses is not subject to any contractual cap or voluntary agreement to waive fees and/or reimburse expenses that may otherwise apply to the Fund.

Quorum

The chart below shows the quorum requirement for each Acquired Fund. A Fund’s shareholders may hold a Meeting for that Fund if the quorum requirement for that Fund is met, regardless of whether any other Fund’s quorum requirement is met.

Acquired Fund	Quorum
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Majority of the shares entitled to vote

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Majority of the shares entitled to vote

Legg Mason Partners Multiple Discipline Funds All Cap and International	Majority of the shares entitled to vote

Legg Mason Partners Growth and Income Fund	30% of voting power entitled to vote

Vote Required

Approval of the Growth and Income Fund Reorganization Agreement will require, if a quorum is present at the Meeting, the affirmative vote of a majority of the outstanding voting securities of such Acquired Fund, which under applicable law means the lesser of (a) 67% or more of the voting power of the voting securities present at the Meeting, if the holders of more than 50% of the voting power of the outstanding voting securities of the Acquired Fund are present at the Meeting or represented by proxy, or (b) more than 50% of the voting power of the outstanding voting securities of the Acquired Fund. Shareholders of Legg Mason Partners Growth and Income Fund are entitled to vote based on the dollar value of shares held by the shareholders on the record date, so called “dollar-weighted” voting.

Approval of the Plan of Reorganization and the corresponding amendment to the Corporation’s charter with respect to the applicable Multiple Discipline Acquired Fund will require the affirmative vote of the holders of a majority of the outstanding shares entitled to vote thereon. Each Multiple Discipline Acquired Fund will vote separately on the Plan of Reorganization and amendment to the Corporation’s Charter, and all classes of a Multiple Discipline Acquired Fund will vote together as a single class. Shareholders of Legg Mason Multiple Discipline Funds Large Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value and Legg Mason Partners Multiple Discipline Funds All Cap and International are entitled to one vote for each share and fractional shares are entitled to proportional voting rights.

Effect of Abstentions and Broker “Non-Votes”

For purposes of determining the presence of a quorum for transacting business at the Meeting of Legg Mason Partners Growth and Income Fund, executed proxies marked as abstentions and broker “non-votes” (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. Accordingly, broker non-votes and abstentions will have the effect of a vote against adjournment and against approval of the Growth and Income Fund Reorganization Agreement. However, with respect to the Multiple Discipline Acquired Funds, abstentions and broker non-votes (1) will have no effect on an adjournment to solicit additional votes, and (2) will have the effect of a vote against an adjournment to obtain a quorum and Proposal 2. Accordingly, shareholders are urged to forward their voting instructions promptly.

Adjournments

If the necessary quorum to transact business or the vote required to approve a proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments or postponements of the Meeting in accordance with applicable law to permit further solicitation of proxies. With respect to Legg Mason Partners Growth and Income Fund, any adjournment due to insufficient votes will require an affirmative vote by the holders of a majority of shares present in person or by proxy at the meeting and entitled to vote thereon. With respect to the Multiple Discipline Acquired Funds, an adjournment (1) to obtain a quorum will require the affirmative vote of a majority of votes present at the meeting and entitled to vote thereon and (2) to solicit additional votes will require a majority of the votes cast. If in the judgment of persons named as proxies, it is advisable to defer action on one or more proposals, the persons named as proxies may propose one or more adjournments of the Meeting with respect to such proposal or proposals for a reasonable period or periods. With respect to Legg Mason Partners Growth and Income Fund, in the event of an adjournment, no further notice is needed other than an announcement at the Meeting to be adjourned. With respect to the Multiple Discipline Acquired Funds, the meeting may be adjourned up to 120 days after the original record date for the Meeting without further notice other than announcement at the Meeting.

Future Shareholder Proposals

The Acquired Funds do not hold annual meetings of shareholders. A shareholder proposal intended to be presented at a future special meeting of shareholders of an Acquired Fund must be received at the offices of the Fund, 125 Broad Street, 10th Floor, New York, New York 10004, at a reasonable time before the Fund begins to print and mail its proxy materials. Timely submission of a proposal does not guarantee that such proposal will be included in a proxy statement.

Record Date and Outstanding Shares

Only shareholders of record of each Acquired Fund at the close of business on November 3, 2006 the “Record Date” are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof. The chart below lists the number of shares of each class of each Acquired Fund that were outstanding and entitled to vote as of the close of business on the Record Date:

Acquired Fund (Class)	Shares Outstanding
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value
Class A	3753783.241
Class B	5221420.871
Class C	4114002.684
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value
Class A	4287188.375
Class B	2728757.776
Class C	5435849.397
Legg Mason Partners Multiple Discipline Funds All Cap and International
Class A	1285445.153
Class B	395021.544
Class C	1462268.387
Legg Mason Partners Growth and Income Fund
Class 1	27125911.8
Class A	15977418.74
Class B	5694678.35
Class C	226115.998
Class Y	4678799.883

To the knowledge of the Acquired Funds and the Acquiring Fund, as of October 20, 2006, except as set forth in Appendix H, no person owned beneficially or of record 5% or more of any class of an Acquired Fund’s or the Acquiring Fund’s outstanding shares.

As of October 20, 2006, less than 1% of the outstanding shares of each Acquired Fund and the Acquiring Fund were owned directly or beneficially in the aggregate by the Board members and officers of each Acquired Fund and the Acquiring Fund.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Willkie Farr & Gallagher LLP.

THE BOARDS OF THE ACQUIRED FUNDS, INCLUDING THE INDEPENDENT BOARD MEMBERS, UNANIMOUSLY RECOMMEND APPROVAL OF THE REORGANIZATION AGREEMENTS. ANY SIGNED AND DATED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE RELEVANT REORGANIZATION AGREEMENT.

By order of the Boards of Directors/Trustees,

Robert I. Frenkel

Secretary

Legg Mason Partners Investment Series

Legg Mason Partners Investment Funds, Inc.

APPENDIX A1

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this      day of                     , 2006, by and [between] [among] [                    ], a [Massachusetts business trust/Maryland corporation] (the “Acquiring Entity”), with its principal place of business at [125 Broad Street, New York, New York 10004/100 Light Street, Baltimore, Maryland 21202], on behalf of its series [name of series] (the “Acquiring Fund”), [                    ], a [Massachusetts business trust/Maryland corporation] (the “Acquired Entity”), with its principal place of business at [125 Broad Street, New York, New York 10004/100 Light Street, Baltimore, Maryland 21202], [on behalf of its series [name of series]] (the “Acquired Fund”), and, solely for purposes of paragraph 10.2 hereof, Legg Mason Partners Fund Advisor, LLC.

WHEREAS, each of the Acquired Fund and the Acquiring Fund is a series or the sole series of an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, it is intended that, for United States federal income tax purposes (i) the transactions contemplated by this Agreement shall qualify as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”) and (ii) this Agreement shall constitute a plan of reorganization within the meaning of Treasury Regulation Section 1.368-2(g);

WHEREAS, the reorganization [and liquidation] will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for classes of shares of [beneficial interest/common stock] of the Acquiring Fund (the “Acquiring Fund Shares”) corresponding to the classes of outstanding shares of [beneficial interest/common stock] of the Acquired Fund (the “Acquired Fund Shares”), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and [(3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund] [(3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund and the termination of the Acquired Fund], as provided herein (the “Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

[Include if Acquired Entity will have no remaining series after the Reorganization:] WHEREAS, following the Reorganization, the Acquired Entity will deregister as an investment company in accordance with the rules of the Securities and Exchange Commission (the “Commission”);]

[Include if Acquired Entity is organized in Massachusetts and will have no remaining series after the Reorganization: WHEREAS, following the effective date of its deregistration, the Acquired Entity shall voluntarily dissolve in accordance with Massachusetts law;]

WHEREAS, the Acquired Fund currently owns securities that are generally assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board of [Trustees/Directors] of the Acquiring Entity (the “Acquiring Entity Board”) has determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of this transaction;

WHEREAS, the Board of [Trustees/Directors] of the Acquired Entity (the “Acquired Entity Board”) has determined, with respect to the Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1 Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Entity, on behalf of the Acquired Fund, agrees to sell, assign, convey, transfer and deliver all of its property and assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, agrees in exchange therefor: (a) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares corresponding to each class of the Acquired Fund Shares as of the time and date set forth in paragraph 3.1, determined by dividing the value of the Acquired Fund’s net assets with respect to each class of the Acquired Fund (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of the corresponding class of Acquiring Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the Acquired Fund. Such transactions shall take place on a closing date as provided for in paragraph 3.1 (the “Closing Date”). [Add as appropriate: For purposes of this Agreement, the Class [    ] shares of the Acquired Fund correspond to the Class [    ] shares of the Acquiring Fund, and the term “Acquiring Fund Shares” should be read to include each such class of shares of the Acquiring Fund.]

1.2 The property and assets of the Acquired Entity, attributable to the Acquired Fund, to be sold, assigned, conveyed, transferred and delivered to and acquired by the Acquiring Entity, on behalf of the Acquiring Fund, shall consist of all assets and property of every kind and nature of the Acquired Fund, including, without limitation, all rights, receivables (including dividend, interest and other receivables), cash, cash equivalents, claims (whether absolute or contingent, known or unknown), securities, commodities and futures interests, good will and other intangible property, any deferred or prepaid expenses and all interests, rights, privileges and powers, the Acquired Fund owns at the Valuation Date (as defined in paragraph 2.1) (collectively, “Assets”). The Acquiring Entity, on behalf of the Acquiring Fund, shall assume all of the liabilities and obligations of the Acquired Fund, including, without limitation, all indemnification obligations with respect to the current and former members of the Acquired Entity Board and officers of the Acquired Entity, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”). The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Entity, on behalf of the Acquiring Fund, any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Entity, on behalf of the Acquiring Fund, at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Entity on behalf of the Acquiring Fund.

1.3 The Acquired Fund will make reasonable efforts to discharge all of its known Liabilities prior to the Valuation Date.

1.4 On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income as defined in the Code (computed without regard to any deduction for dividends paid) and realized net capital gain as defined in the Code (after deduction for any available capital loss carryover), if any, for all tax periods ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date) such that the Acquired Fund will have no tax liability under Section 852 or Section 4982 for the current and any prior tax periods.

1.5 Immediately following the actions contemplated by paragraph 1.1, the Acquired Entity shall [take such actions necessary to complete the liquidation of the Acquired Fund. To complete the liquidation, the Acquired Entity, on behalf of the Acquired Fund, shall] (a) distribute to the latter’s shareholders of record with respect to each class of Acquired Fund Shares as of the Closing Date (“Acquired Fund Shareholders”), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Entity, on behalf of the Acquired Fund, pursuant to paragraph 1.1 [and (b) completely liquidate and dissolve in accordance with Massachusetts law] [and (b) thereafter, redeem or cancel, as the case may be, shares of the Acquired Fund in accordance with Maryland law and (c) terminate the Acquired Fund]. Such distribution [and liquidation] shall be accomplished, with respect to each class of Acquired Fund Shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of each class of Acquiring Fund Shares to be so credited to each corresponding class of Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund Shares of each corresponding class owned by Acquired Fund Shareholders on the Closing Date. [All issued and outstanding Acquired

Fund Shares will be canceled on the books of the Acquired Fund.] The Acquiring Fund shall not issue certificates representing any class of Acquiring Fund Shares in connection with such exchange.

1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.7 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the [Securities and Exchange Commission (“Commission”)] [if already defined: Commission], any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Entity, on behalf of the Acquired Fund. [The Acquiring Entity shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.]

[Include if the Acquired Entity is organized in Massachusetts and has no remaining series following the Reorganization: 1.8 As promptly as practicable following the Reorganization, the Acquired Entity will take all necessary action to effect its deregistration as an investment company in accordance with the rules and regulations of the Commission and shall subsequently voluntarily dissolve in accordance with the requirements of Massachusetts law.]

2. VALUATION

2.1 The value of the Assets and the amount of the Liabilities shall be determined as of the time for calculation of net asset value as set forth in the then-current prospectus for the Acquired Fund, and after the declaration of any dividends by the Acquired Fund, on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures established by the Acquired Entity Board. All computations of value shall be made by (a) State Street Bank and Trust Company, in its capacity as accounting agent for the Acquired Fund, or (b) in the case of securities subject to fair valuation, by the Acquired Fund’s investment manager in accordance with the valuation procedures of the Acquired Entity adopted in good faith by the Acquired Entity Board. All computations of value pursuant to this paragraph 2.1 shall be subject to confirmation by the Acquiring Fund’s independent registered public accounting firm.

2.2. The net asset value per share of each class of Acquiring Fund Shares shall be determined to the nearest full cent on the Valuation Date, using the valuation procedures established by the Acquiring Entity Board. All computations of value shall be made by (a) State Street Bank and Trust Company, in its capacity as accounting agent for the Acquiring Fund, or (b) in the case of securities subject to fair valuation, by the Acquiring Fund’s investment manager in accordance with the valuation procedures of the Acquiring Entity adopted in good faith by the Acquiring Entity Board. All computations of value and amounts pursuant to this paragraph 2.2 shall be subject to confirmation by the Acquired Fund’s independent registered public accounting firm.

2.3 The number of Acquiring Fund Shares of each class to be issued in exchange for the Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to each class of Acquired Fund Shares, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the corresponding class, determined using the same valuation procedures referred to in paragraph 2.2.

3. CLOSING AND CLOSING DATE

3.1 Subject to the terms and conditions set forth herein, the Closing Date shall be [                    ], 2007, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time or such later time on that date as the Acquired Fund’s net asset value and/or the net asset value per share of each class of shares of the Acquiring Fund is calculated in accordance with paragraph 2.2 and after the declaration of any dividends. The Closing shall be held at the offices of [                    ] or at such other time and/or place as the parties may agree.

3.2 The Acquired Entity shall direct State Street Bank and Trust Company (the “Custodian”) to transfer ownership of the Assets from the accounts of the Acquired Fund that the Custodian maintains as custodian for the Acquired Fund to the accounts of the Acquiring Fund that the Custodian maintains as custodian for the Acquiring Fund and to deliver to the Acquiring Entity, at the Closing, a certificate of an authorized officer stating that (i) the Assets of the Acquired Fund have been so transferred as of the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of the Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3 The Acquired Entity shall direct [                    ], in its capacity as transfer agent for the Acquired Fund (“Transfer Agent”), to deliver to the Acquiring Entity at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder and the number and percentage ownership of each outstanding class of Acquired Fund Shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall deliver to the Secretary of the Acquired Fund a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4. At the Closing, each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable (in the judgment of the Acquiring Entity Board with respect to the Acquiring Fund and the Acquired Entity Board with respect to the Acquired Fund), the Closing Date shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1 Except as has been fully disclosed to the Acquiring Entity in Schedule 4.1 of this Agreement, the Acquired Entity, on behalf of the Acquired Fund, represents and warrants to the Acquiring Entity and the Acquiring Fund as follows:

(a) The Acquired Fund is duly established as a series of the Acquired Entity, which is a [business trust/corporation] duly organized, validly existing and in good standing under the laws of the [Commonwealth of Massachusetts/State of Maryland], with power under its [Declaration of Trust/Articles of Incorporation], as amended (the “Acquired Entity Charter”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Acquired Entity is duly qualified to do business as a foreign [trust/corporation] in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquired Entity. The Acquired Entity has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1(c).

(b) The Acquired Entity is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934 (“1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Acquired Fund (true and correct copies of which have been delivered to the Acquiring Entity) and each prospectus and statement of additional information of the Acquired Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) On the Closing Date, the Acquired Entity, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Entity, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act.

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquired Entity, on behalf of the Acquired Fund, will not result, in a material violation of [Massachusetts/Maryland]

law or of the Acquired Entity Charter or the by-laws of the Acquired Entity, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Entity, on behalf of the Acquired Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Entity, on behalf of the Acquired Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Entity, on behalf of the Acquired Fund, is a party or by which it is bound.

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement, certain investment contracts, including options, futures, swaps and forward contracts, the indemnification agreements of the current and former Members of the Acquired Entity Board, and those contracts listed in Schedule 4.1) will terminate without liability to the Acquired Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of the Acquired Fund and, to the Acquired Fund’s knowledge, the other parties thereto (assuming due authorization, execution and delivery by the other parties thereto) and the assignment by the Acquired Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder by the Acquired Fund or the imposition of any penalty thereunder.

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquired Entity’s knowledge, threatened against the Acquired Entity, with respect to the Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquired Fund’s business. The Acquired Entity, on behalf of the Acquired Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund’s business or the Acquired Entity’s ability to consummate the transactions herein contemplated on behalf of the Acquired Fund.

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquired Fund as at the last day of and for the most recently completed fiscal year of the Acquired Fund prior to the date of this Agreement, have been audited by [                    ], an independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to the Acquiring Entity) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. [Add if the Acquired Fund has issued a more recent semi-annual report or will issue a semi-annual report prior to closing: The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments (unaudited) of the Acquired Fund as at the last day of and for the most recently completed fiscal half year of the Acquired Fund following the date of the audited annual statements referenced above [are/will be when sent to Acquired Fund shareholders in the regular course] in accordance with GAAP consistently applied, and such statements (true and correct copies of which [have been/will be] furnished to the Acquiring Entity) [present/will present] fairly, in all material respects, the financial condition of the Acquired Fund, and all known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date [are/will be] disclosed therein.]

(j) Since the last day of the most recently completed fiscal year of the Acquired Fund prior to the date of this Agreement, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

(k) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Acquired Entity’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l) For each taxable year of its operation (including the current taxable year, assuming such year ends on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and on or before the Closing Date, will have distributed or will have declared dividends intended to be sufficient to distribute substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (after reduction for any allowable capital loss carryover) (as defined in the Code) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current tax year as ending on the Closing Date) the Acquired Fund will not have any tax liability under Section 852 or Section 4982.

(m) All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquired Entity and have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares.

(n) The Acquired Fund will review its assets to ensure that at any time after its shareholders have approved this Agreement and prior to the Closing Date its assets do not include any assets that the Acquiring Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by the Acquired Fund, is unsuitable for the Acquiring Fund to acquire.

(o) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquired Entity Board, on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Entity, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(p) The combined proxy statement and prospectus (“Proxy Statement”) to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date, will (i) not contain any statement which, at the time and in light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Entity for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

4.2 Except as has been fully disclosed to the Acquired Entity in Schedule 4.2 to this Agreement, the Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Acquired Entity and the Acquired Fund as follows:

(a) The Acquiring Fund is duly established as a series of the Acquiring Entity, which is a [business trust/corporation] duly organized, validly existing and in good standing under the laws of the [Commonwealth of Massachusetts/State of Maryland], with the power under its [Declaration of Trust/Articles of Incorporation], as amended (the “Acquiring Entity Charter”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Acquiring Entity is duly qualified to do business as a foreign [trust/corporation] in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquiring Entity. The Acquiring Entity has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement except as described in paragraph 4.2(c).

(b) The Acquiring Entity is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquiring Fund Shares under the 1933 Act, is in full force and effect or will be in full force and effect as of the Closing Date.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Acquiring Fund (true and correct copies of which have been delivered to the Acquired Entity) and each prospectus and statement of additional information of the Acquiring Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquiring Entity, on behalf of the Acquiring Fund, will not result, in a material violation of [Massachusetts/Maryland] law or of the Acquiring Entity Charter or the by-laws of the Acquiring Entity, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Entity, on behalf of the Acquiring Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Entity, on behalf of the Acquiring Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Entity, on behalf of the Acquiring Fund, is a party or by which it is bound.

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Entity’s knowledge, threatened against the Acquiring Entity, with respect to the Acquiring Fund, or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of such Acquiring Fund’s business. The Acquiring Entity, on behalf of the Acquiring Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Entity’s ability to consummate the transactions herein contemplated on behalf of the Acquiring Fund.

(g) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund as at the last day of and for the most recently completed fiscal year of the Acquiring Fund prior to the date of this Agreement, have been audited by [ ], an independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been furnished to the Acquired Entity) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. [Add if the Acquiring Fund has issued a more recent semi-annual report or will issue a semi-annual report prior to closing: The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments (unaudited) of the Acquiring Fund as at the last day of and for the most recently completed fiscal half year of the Acquiring Fund following the date of the audited annual statements referenced above [are/will be when sent to Acquiring Fund shareholders in the regular course] in accordance with GAAP consistently applied, and such statements (true and correct copies of which [have been/will be] furnished to the Acquired Entity) [present/will present] fairly, in all material respects, the financial condition of the Acquiring Fund, and all known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date [are/will be] disclosed therein.]

(h) Since the last day of the most recently completed fiscal year of the Acquiring Fund prior to the date of this Agreement, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund shall not constitute a material adverse change.

(i) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Acquiring Entity’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(j) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed (or will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (i) its net tax-exempt income, (ii) its investment company taxable income (computed without regard to any deduction for dividends paid) (as defined in the Code) and (iii) any net capital gain (after reduction for any capital loss carryover) (as defined in the Code) for taxable years ending prior to the Closing Date such that for all those years the Acquiring Fund will have no tax liability under Section 852 or Section 4982.

(k) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquiring Entity and will have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares. All of the Acquiring Fund Shares to be issued and delivered to the Acquired Entity, for the account of the Acquired Fund Shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring Fund Shares and be fully paid and non-assessable by the Acquiring Entity.

(l) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquiring Entity Board, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The Proxy Statement to be included in the Registration Statement, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquired Entity for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquiring Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

5. COVENANTS

The Acquired Entity, on behalf of the Acquired Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, respectively, hereby further covenant as follows:

5.1 The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, and any other distribution that may be advisable.

5.2 The Acquired Entity will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquiring Fund Shares to be acquired by the Acquired Fund hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4 The Acquired Entity, on behalf of the Acquired Fund, will assist the Acquiring Entity in obtaining such information as the Acquiring Entity reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5 Subject to the provisions of this Agreement, the Acquiring Entity, on behalf of the Acquiring Fund, and the Acquired Entity, on behalf of the Acquired Fund, each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 The Acquiring Entity, on behalf of the Acquiring Fund, shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (the “Registration Statement”). The Acquired Entity, on behalf of the Acquired Fund, will provide to the Acquiring Entity such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.7 The Acquiring Entity, on behalf of the Acquiring Fund, and the Acquired Entity, on behalf of the Acquired Fund, each will use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 The Acquired Entity, on behalf of the Acquired Fund, will, from time to time, as and when reasonably requested by the Acquiring Entity, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Entity, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Entity’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Entity’s title to and possession of all the Assets and to otherwise to carry out the intent and purpose of this Agreement.

5.9 The Acquiring Entity, on behalf of the Acquiring Fund, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.10 The Acquiring Entity shall not change the Acquiring Entity Charter, prospectus or statement of additional information so as to restrict permitted investments for the Acquiring Fund, except as required by the Commission prior to the Closing.

5.11 Prior to the Valuation Date, the Acquired Entity Board shall adopt the valuation procedures of the Acquiring Entity with respect to the Acquired Fund.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED ENTITY

The obligations of the Acquired Entity, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Acquired Entity’s election, to the following conditions:

6.1 All representations and warranties of the Acquiring Entity, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Acquiring Entity, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity, on behalf of the Acquiring Fund, on or before the Closing Date.

6.3 The Acquiring Entity, on behalf of the Acquiring Fund, shall have executed and delivered an assumption of the Liabilities and all such other agreements and instruments as the Acquired Entity may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Entity’s assumption of all of the Liabilities and to otherwise to carry out the intent and purpose of this Agreement.

6.4 The Acquiring Entity, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Entity on behalf of the Acquiring Fund, by the Acquiring Entity’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Entity and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Acquired Entity shall reasonably request.

6.5 The Acquiring Entity, on behalf of the Acquiring Fund, and the Acquired Entity, on behalf of the Acquired Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING ENTITY

The obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Entity’s election, to the following conditions:

7.1 All representations and warranties of the Acquired Entity, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 The Acquired Entity, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Entity, on behalf of the Acquired Fund, on or before the Closing Date.

7.3 The Acquired Entity shall have delivered to the Acquiring Entity, on behalf of the Acquiring Fund, a Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, including a schedule of investments, certified by the Treasurer of the Acquired Entity on behalf of the Acquired Fund. The Acquired Entity, on behalf of the Acquired Fund, shall have executed and delivered all such assignments and other instruments of transfer as the Acquiring Entity may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s title to and possession of all the Assets and to otherwise to carry out the intent and purpose of this Agreement.

7.4 The Acquired Entity, on behalf of the Acquired Fund, shall have delivered to the Acquiring Entity a certificate executed in the name of the Acquired Entity, on behalf of the Acquired Fund, by the Acquired Entity’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Acquiring Entity shall reasonably request.

7.5 The Acquired Entity, on behalf of the Acquired Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING ENTITY AND ACQUIRED ENTITY

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Entity, on behalf of the Acquired Fund, or the Acquiring Entity, on behalf of the Acquiring Fund, the other party to this Agreement shall be entitled on behalf of the Acquired Fund or Acquiring Fund, as applicable, at its option, to refuse to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund, in accordance with the provisions of the Acquired Entity Charter, the by-laws of the Acquired Entity, and [Massachusetts/Maryland] law, [Include for Maryland Acquired Entity that has no remaining series after the Reorganization: which approval shall include approval of the dissolution of the Acquired Entity under Massachusetts law], and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Entity. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Acquired Entity may waive the condition set forth in this paragraph 8.1.

8.2 On the Closing Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Acquired Entity, with respect to the Acquired Fund, or the Acquiring Entity, with respect to the Acquiring Fund, from completing the transactions contemplated by this Agreement.

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Entity or the Acquired Entity to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending.

8.5 The parties shall have received the opinion of Dechert LLP, dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations made by the Acquired Entity, on behalf of the Acquired Fund, the Acquiring Entity, on behalf of the Acquiring Fund, and their respective authorized officers, (i) the transactions contemplated by this Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code; (ii) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund Liabilities; (iii) the basis in the hands of the Acquiring Fund in the Assets will be the same as the basis of the Acquired Fund in the Assets immediately prior to the transfer thereof; (iv) the holding periods of the Assets in the hands of the Acquiring Fund will include the periods during which the Assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset); (v) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund Liabilities, or upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in liquidation except for gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code and/or stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code; (vi) no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares; (vii) the aggregate basis of the Acquiring Fund Shares that each Acquired Fund shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Acquired Fund Shares exchanged therefor; and (viii) an Acquired Fund shareholder’s holding period for his or her Acquiring Fund Shares will be determined by including the period for which he or she held the Acquired Fund Shares exchanged therefor, provided that he or she held the Acquired Fund Shares as capital assets. The delivery of such opinion is conditioned upon the receipt by Dechert LLP of representations it shall request of the Acquiring Entity and the Acquired Entity. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Acquired Entity may waive the condition set forth in this paragraph 8.5.

8.6 The Acquiring Entity, on behalf of the Acquiring Fund, shall have received on the Closing Date an opinion of [Acquired Fund Counsel], in a form reasonably satisfactory to the Acquiring Entity, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquired Entity, on behalf of the Acquired Fund, and its authorized officers: (a) the Acquired Entity is a [business trust/corporation] validly existing under the laws of the [Commonwealth of Massachusetts/State of Maryland]; (b) the Acquired Entity, with respect to the Acquired Fund, has the [power as a business trust/corporate power] to carry on its business as [presently conducted in accordance with the description thereof in the Acquired Entity’s registration statement under the 1940 Act] [as an open-end investment company registered under the 1940 Act]; (c) this Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Acquired Entity, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Entity, on behalf of the Acquiring Fund, constitutes a valid and legally binding obligation of the Acquired Entity, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and laws of general applicability relating to or affecting creditors’ rights and to general equity principles (whether in a proceeding under equity or at law); provided that such counsel shall be entitled to state that it expresses no opinion with respect to the validity, binding effect or enforceability of any contractual provisions purporting to provide indemnification of any person for any claims, damages, liabilities or expenses which may be limited by any applicable federal or state securities laws or as a matter of public policy; (d) the execution and delivery of this Agreement did not, and the transfer of the Assets for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities pursuant to this Agreement will not, violate the Acquired Entity Charter or the by-laws of the Acquired Entity or any contracts or other documents known to [Acquired Fund Counsel] which can affect the rights or obligations of the Acquired Entity; (e) to the knowledge of such counsel, all regulatory or court consents, authorizations, approvals, orders or filings required to be obtained or made by the Acquired Entity, on behalf of the Acquired Fund, under the federal laws of the United States or the laws of the [Commonwealth of Massachusetts/State of Maryland] for the transfer of the Assets for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities pursuant to this Agreement have been obtained or made, except such as may be required under state securities or blue sky laws as to which such counsel need express no opinion; and (f) to the knowledge of such counsel, and without any independent investigation, other than as disclosed on the schedule provided by the Acquired Entity pursuant to paragraph 4.1 of this Agreement, the Acquired Fund is not subject to any litigation or administrative proceeding that could reasonably be expected to have a materially adverse effect on the operations of the Acquired Fund. Such opinion may state that it is solely for the benefit of the Acquiring Entity and the Acquiring Entity Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of [Acquired Fund Counsel] appropriate to render the opinions expressed therein. Such opinion also shall include such other matters incident to the transactions contemplated hereby as the Acquiring Entity, on behalf of the Acquiring Fund, may reasonably request. With respect to all matters of [Massachusetts/Maryland] law, such counsel shall be entitled to state that, with the approval of the Acquiring Entity, they have relied on the opinion of [                    ] and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of [                    ].

8.7 The Acquired Entity, on behalf of the Acquired Fund, shall have received on the Closing Date an opinion of [Acquiring Fund Counsel], in a form reasonably satisfactory to the Acquired Entity, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquiring Entity, on behalf of the Acquiring Fund and its authorized officers: (a) the Acquiring Entity is a [business trust/corporation] validly existing under the laws of the [Commonwealth of Massachusetts/State of Maryland]; (b) the Acquiring Entity, with respect to the Acquiring Fund, has the [power as a business trust/corporate power] to carry on its business as [presently conducted in accordance with the description thereof in the Acquiring Entity’s registration statement under the 1940 Act] [an open-end investment company registered under the 1940 Act]; (c) this Agreement has been duly authorized, executed and, so far as is known to such counsel, delivered by the Acquiring Entity, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquired Entity, on behalf of the Acquired Fund, constitutes a valid and legally binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and laws of general applicability relating to or affecting creditors’ rights and to general equity principles (whether in a proceeding under equity or at law); provided that such counsel shall be entitled to state that it expresses no opinion with respect to the validity, binding effect or enforceability of any contractual provisions purporting to provide indemnification of any person for any claims, damages, liabilities or expenses which may be limited by any applicable federal or state securities laws or as a matter of public policy; (d) the execution and delivery of this Agreement did not, and the issuance of the Acquiring Fund Shares and the assumption of the Liabilities in exchange for the transfer of the Assets pursuant to this Agreement will not, violate the Acquiring Entity Charter or the by-laws of the Acquiring Entity or any contracts or other documents known to [Acquiring Fund Counsel] which can affect the rights and obligations of the Acquiring Entity; (e) to the knowledge of such counsel, all regulatory or court consents, authorizations, approvals, orders or filings required to be obtained or made by the Acquiring Entity, on behalf of the Acquiring Fund, under the federal laws of the United States or the laws of the [Commonwealth of Massachusetts/State of Maryland] with respect to the issuance of the Acquiring Fund Shares in exchange for the transfer of the Assets and the assumption of the Liabilities pursuant to this Agreement have been obtained or made, except such as may be required under state securities or blue sky laws, as to which such counsel need express no opinion; and (f) to the knowledge of such counsel, and without any independent investigation, other than as disclosed on the schedule provided by the Acquiring Entity pursuant to paragraph 4.2 of this Agreement, the Acquiring Fund is not subject to any litigation or administrative proceeding that could reasonably be expected to have a materially adverse effect on the operations of the Acquiring Fund. Such opinion may state that it is solely for the benefit of the Acquired Entity and the Acquired Entity Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of [Acquiring Fund Counsel] appropriate to render the opinions expressed therein. Such opinion also shall include such other matters incident to the transactions contemplated hereby as the Acquired Entity, on behalf of the Acquired Fund, may reasonably request. With respect to all matters of [Massachusetts/Maryland] law, such counsel shall be entitled to state that, with the approval of the Acquired Entity, they have relied on the

opinion of [                    ] and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of [                    ].

8.8 The Assets will include no assets which the Acquiring Fund, by reason of limitations contained in the Acquiring Entity Charter or in investment restrictions in effect on the Closing Date, may not properly acquire.

9. INDEMNIFICATION

9.1 The Acquiring Entity, out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Acquired Entity and the members of the Acquired Entity Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Entity and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Entity of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Entity or the members of the Acquired Entity Board or its officers prior to the Closing Date, provided that such indemnification by the Acquiring Entity (or the Acquiring Fund) is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2 The Acquired Entity, out of the Acquired Fund’s assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Acquiring Entity and the members of the Acquiring Entity Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Entity and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Entity of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquired Entity or the members of the Acquired Entity Board or its officers prior to the Closing Date, provided that such indemnification by the Acquired Entity (or the Acquired Fund) is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10. BROKER FEES AND EXPENSES

10.1 The Acquiring Entity, on behalf of the Acquiring Fund, and the Acquired Entity, on behalf of the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 [If the Agreement relates to the Reorganization of a Legg Mason Partners or Salomon Brothers Fund: Legg Mason Partners Fund Advisor, LLC will pay the printing, proxy solicitation, mailing and postage costs of the Reorganization. Additional costs, including expenses related to the preparation and filing of the Registration Statement, legal fees and auditor fees, shall be divided equally between Legg Mason Partners Fund Advisor, LLC, on the one hand, and the Acquiring Entity and the Acquired Entity, on the other hand. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.]

10.2 [If the Agreement relates to the Reorganization of a Legg Mason Fund: Legg Mason Partners Fund Advisor, LLC will pay all the costs of the Reorganization. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.]

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Acquiring Entity and the Acquired Entity agree that neither party has made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2 The covenants to be performed after the Closing by both the Acquiring Entity and the Acquired Entity, and the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, in Article 9, shall survive the Closing. All other representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

12. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing Date by resolution of either the Acquiring Entity Board or the Acquired Entity Board, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Acquired Fund, respectively. Any such termination resolution to be effective shall be promptly communicated to the other party and, in any event, prior to the Closing Date.

13. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Acquired Entity and the Acquiring Entity; provided, however, that following the meeting of the Acquired Fund shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

14. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Acquiring Entity or the Acquired Entity, at its address set forth in the preamble to this Agreement, in each case to the attention of its President.

15.	HEADINGS; COUNTERPARTS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY

15.1 The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3 This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of New York.

15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

Add the following provision if any party is a Mass. business trust:

[15.5 The [Acquired Entity Charter] [Acquiring Entity Charter] is [are] on file with the Secretary of State of the Commonwealth of Massachusetts. Consistent with the [Acquired Entity Charter] [Acquiring Entity Charter], the obligations of the [Acquired Entity] [Acquiring Entity] with respect to the [Acquired Fund] [Acquiring Fund] entered into in the name or on behalf the [Acquired Entity] [Acquiring Entity] by any of its Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of the [Acquired Entity] [Acquiring Entity], personally, but bind only the assets of the [Acquired Entity] [Acquiring Entity] belonging to the [Acquired Fund] [Acquiring Fund], and all persons dealing with any series or funds of [Acquired Entity] [Acquiring Entity] must look solely to the assets of the [Acquired Entity] [Acquiring Entity] belonging to such series or fund for the enforcement of any claims against the [Acquired Entity] [Acquiring Entity].

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

[ACQUIRING ENTITY], on behalf of its series [ACQUIRING FUND]		[ACQUIRED ENTITY], on behalf of its series [ACQUIRED FUND]

By:		By:
	Name: Title:		Name: Title:

Solely for purposes of paragraph 10.2 of the Agreement:

LEGG MASON PARTNERS FUND ADVISOR, LLC

By:
Name: Title:

SCHEDULE 4.1

SCHEDULE 4.2

APPENDIX A2

FORM OF AMENDED PLAN OF REORGANIZATION

THIS AMENDED PLAN OF REORGANIZATION (“Amended Plan”) is made as of this day of                 , 2006, and has been adopted by the Board of Directors of Legg Mason Partners Investment Funds, Inc. (the “Corporation”) to provide for the reorganization of its Legg Mason Partners Multiple Discipline Funds All Cap and International series [its Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value series] [its Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value series] (the “Acquired Fund”) into its Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value series (the “Acquiring Fund”).

1. BACKGROUND

1.1 The Acquired Fund and the Acquiring Fund (each, a “Fund” and collectively, the “Funds”) are separate series of the Corporation. The Corporation is organized as a Maryland corporation and is an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “ 1940 Act”). The Board of Directors of the Corporation has determined that it is in the best interests of the Acquired Fund and its shareholders to be reorganized into the Acquiring Fund through the conveyance, reallocation and delivery of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares (as defined below) upon the terms set forth in this Amended Plan (the “Reorganization”).

1.2. It is intended that, for United States federal income tax purposes (i) the transactions contemplated by this Amended Plan shall qualify as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”) and (ii) this Amended Plan shall constitute a plan of reorganization within the meaning of Treasury Regulation Section 1.368-2(g).

2. THE REORGANIZATION

2.1 On the Closing Date (as defined in paragraph 3.1), the Corporation will file executed Articles of Amendment (the “Articles of Amendment”) to the Corporation’s charter (the “Charter”) with the Maryland State Department of Assessments and Taxation in substantially the form attached hereto as Annex I, which Articles of Amendment will, effective as of the Closing Date: provide for (a) the conveyance, reallocation and delivery to the Acquiring Fund of all of the assets and liabilities belonging to the Acquired Fund and attributable to each of its Class A, Class B, Class C and Class Y shares (collectively, the “Acquired Fund Shares”), respectively, to the Acquiring Fund and thereupon shall be assets and liabilities belonging to the Acquiring Fund and attributable to its Class A, Class B, Class C and Class Y shares (collectively, the “Acquiring Fund Shares”), respectively, in exchange for that number of Acquiring Fund Shares as determined pursuant to Section 2.2 herein; (b) the redemption of the outstanding Acquired Fund Shares upon the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund shareholders; and (c) the subsequent reclassification of the authorized but unissued Acquired Fund Shares as shares of Common Stock, par value $.001 per share, of the Corporation, without further classification or designation as to class or series, effective upon the redemption of the Acquired Fund Shares.

2.2 At the Closing Date, all of its property and assets, as set forth in paragraph 2.3, of the Acquired Fund will be conveyed, reallocated and delivered by the Acquired Fund to the Acquiring Fund and will be assumed by the Acquiring Fund, such that at and after the Closing Date, the assets of the Acquired Fund will become and be the Assets belonging to the Acquiring Fund and attributable to the Acquiring Fund Shares. In exchange for the conveyance, reallocation and delivery of the assets of the Acquired Fund, the Acquiring Fund will contemporaneously issue to the Acquired Fund for distribution to the shareholders of the Acquired Fund the number of full and fractional Acquiring Fund Shares corresponding to each class of the Acquired Fund Shares as of the time and date set forth in paragraph 3.1, determined by dividing the value of the Acquired Fund’s net assets with respect to each class of the Acquired Fund (computed in the manner and as of the time and date set forth in paragraph 3.1) by the net asset value of one share of the corresponding class of Acquiring Fund Shares (computed in the manner and as of the time and date set forth in paragraph 3.2); and (b) to assume all liabilities of the Acquired Fund. Such transactions shall take place on a closing date as provided for in paragraph 3.1 (the “Closing Date”).

2.3 The property and assets attributable to the Acquired Fund, to be conveyed, reallocated and delivered to the Acquiring Fund, shall consist of all assets and property of every kind and nature of the Acquired Fund, including, without limitation, all rights, receivables (including dividend, interest and other receivables), cash, cash equivalents, claims (whether absolute or contingent, known or unknown), securities, commodities and futures interests, good will and other intangible property, any deferred or prepaid expenses and all interests, rights, privileges and powers, the Acquired Fund owns at the Valuation Date (as defined in paragraph 3.1) (collectively, “Assets”). The Acquiring Fund shall assume all of the liabilities and obligations of the Acquired Fund existing at the Valuation Date (collectively, “Liabilities”). The Acquired Fund will convey, reallocate and deliver to the Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Fund, at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

2.4 The Acquired Fund will make reasonable efforts to discharge all of its known Liabilities prior to the Valuation Date.

2.5 On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income as defined in the Code (computed without regard to any deduction for dividends paid) and realized net capital gain as defined in the Code (after deduction for any available capital loss carryover), if any, for all tax periods ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date) such that the Acquired Fund will have no tax liability under Section 852 or Section 4982 for the current and any prior tax periods.

2.6 At the Closing Date, full and fractional Class A, Class B, Class C and Class Y shares of Common Stock of the Acquiring Fund shall be issued to the Acquired Fund for distribution to shareholders of the Acquired Fund in redemption of such shareholders’ Acquired Fund Shares, such that the Acquiring Fund Shares that are distributed to a shareholder of the Acquired Fund will have an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares held by such shareholder immediately prior to the Closing Date. In addition, each shareholder of the Acquired Fund will have the right to receive any unpaid dividends or other distributions that were declared before the Closing Date with respect to the Acquired Fund Shares held by such shareholder immediately prior to the Closing Date. The Acquiring Fund shall not issue certificates representing any class of Acquiring Fund Shares in connection with such exchange.

2.7 The stock transfer books of the Corporation with respect to the Acquired Fund will be permanently closed as of the close of business on the date immediately preceding the Closing Date. Redemption requests received thereafter by the Corporation with respect to the Acquired Fund will be deemed to be redemption requests for Acquiring Fund Shares issued pursuant to this Amended Plan.

2.8 At and after the Closing Date, all debts, liabilities, obligations and duties of the Acquired Fund will attach to the Acquiring Fund as aforesaid and may thenceforth be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund.

3. VALUATION

3.1 The value of the Assets and the amount of the Liabilities of the Acquired Fund shall be determined as of the time for calculation of net asset value as set forth in the then-current prospectus for the Acquired Fund, and after the declaration of any dividends by the Acquired Fund, on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures established by the Corporation. All computations of value for the Acquired Fund shall be made by (a) State Street Bank and Trust Company, in its capacity as accounting agent for the Acquired Fund, or (b) in the case of securities subject to fair valuation, by the Acquired Fund’s investment manager in accordance with the valuation procedures of the Corporation. All computations of value pursuant to this paragraph 2.1 shall be subject to confirmation by the Acquiring Fund’s independent registered public accounting firm.

3.2 The net asset value per share of each class of Acquiring Fund Shares shall be determined to the nearest full cent on the Valuation Date, using the valuation procedures established by the Corporation. All computations of value shall be made by (a) State Street Bank and Trust Company, in its capacity as accounting agent for the Acquiring Fund, or (b) in the case of securities subject to fair valuation, by the Acquiring Fund’s investment manager in accordance with the valuation procedures of the Corporation. All computations of value and amounts pursuant to this paragraph 2.2 shall be subject to confirmation by the Acquired Fund’s independent registered public accounting firm.

3.3 The number of Acquiring Fund Shares of each class to be issued in exchange for the Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to each class of Acquired Fund Shares, determined using the same valuation procedures referred to in paragraph 3.1, by the net asset value of an Acquiring Fund Share of the corresponding class, determined using the same valuation procedures referred to in paragraph 3.2.

4. CLOSING AND CLOSING DATE

4.1 Subject to the terms and conditions set forth herein, the Closing Date shall be February 2, 2007 or such other date as may be determined by the Board of Directors or an authorized officer of the Corporation. All acts taking place at the closing of the transactions provided for in this Amended Plan (“Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time or such later time on that date as the Acquired Fund’s net asset value and/or the net asset value per share of each class of shares of the Acquiring Fund is calculated in accordance with paragraph 3.2 and after the declaration of any dividends. The Closing shall be held at the offices of Willkie Farr & Gallagher LLP or at such other time and/or place as may be determined by the Board of Directors or an authorized officer of the Corporation.

4.2 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of an Acquired Fund or the Acquiring Fund is impracticable in the judgment of the Corporation’s Board of Directors, the Closing Date shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

5. ACTIONS BY SHAREHOLDERS OF THE ACQUIRED FUND

5.1 Prior to the Closing Date and as a condition thereto, the Board of Directors of the Corporation will authorize and direct the calling of, and the Corporation will hold, a meeting of the shareholders of the Acquired Fund to consider and vote upon:

(a) Approval of this Amended Plan providing for (i) the conveyance, re-allocation and delivery of all of the Assets and Liabilities of the Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares, (ii) the distribution of Acquiring Fund Shares in redemption of the Acquired Fund Shares and (iii) the subsequent reclassification of the authorized but unissued Acquired Fund Shares as shares of Common Stock, par value $.001 per share, of the Corporation, without further classification or designation as to class or series, effective upon the redemption of the Acquired Fund Shares, all pursuant to the amendment of the Corporation’s Charter, as provided in the Articles of Amendment; and

(b) Such other matters as may be determined by the Board of Directors of the Corporation.

6. CONDITIONS OF THE REORGANIZATION

6.1 Consummation of this Amended Plan shall be subject to the approval of the matters referred to in paragraph 5.1 of this Amended Plan by the shareholders of the Acquired Fund in the manner required by law and otherwise deemed necessary or advisable by the Board of Directors of the Corporation.

6.2 Consummation of this Amended Plan will be subject to the following additional conditions:

(a) The Corporation will have received an opinion of Willkie Farr & Gallagher LLP based upon customary representations and assumptions and to the effect that the Acquiring Fund Shares issued pursuant to this Amended Plan will, when issued in accordance with the provisions thereof, be validly issued, fully paid and non-assessable;

(b) The Corporation shall have received the opinion of Dechert LLP, dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations made by the Corporation and its authorized officers, (i) the transactions contemplated by this Amended Plan will constitute a reorganization within the meaning of Section 368(a) of the Code; (ii) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund Liabilities; (iii) the basis in the hands of the Acquiring Fund in the Assets will be the same as the basis of the Acquired Fund in the Assets immediately prior to the transfer thereof; (iv) the holding periods of the Assets in the hands of the Acquiring

Fund will include the periods during which the Assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset); (v) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund Liabilities, or upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders except for gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code and/or stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code; (vi) no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares; (vii) the aggregate basis of the Acquiring Fund Shares that each Acquired Fund shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Acquired Fund Shares exchanged therefor; and (viii) an Acquired Fund shareholder’s holding period for his or her Acquiring Fund Shares will be determined by including the period for which he or she held the Acquired Fund Shares exchanged therefor, provided that he or she held the Acquired Fund Shares as capital assets. The delivery of such opinion is conditioned upon the receipt by Dechert LLP of representations it shall request of the Corporation. Notwithstanding anything herein to the contrary, the Corporation may not waive the condition set forth in this paragraph 6.2(b);

(c) All necessary approvals, registrations and exemptions required under federal and state laws will have been obtained; and

(d) The Assets will include no assets which the Acquiring Fund, by reason of limitations contained in the Corporation’s Charter or in investment restrictions in effect on the Closing Date, may not properly acquire.

7. INDEMNIFICATION

7.1 The Corporation, out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements) will indemnify and hold harmless the Board of Directors and officers of the Corporation from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Corporation and those Directors and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Corporation of any obligation relating to the Acquiring Fund as set forth in this Amended Plan or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Corporation, the Board of Directors or officers prior to the Closing Date, provided that such indemnification is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction. This provision shall survive the Closing.

7.2 The Corporation, out of the Acquired Fund’s assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements) will indemnify and hold harmless the Board of Directors and officers of the Corporation from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Corporation and those Directors and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Corporation of any obligation relating to the Acquired Fund as set forth in this Amended Plan or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Corporation, the Board of Directors or officers prior to the Closing Date, provided that such indemnification is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

8. MISCELLANEOUS

8.1 Legg Mason Partners Fund Advisor, LLC will pay the printing, proxy solicitation, mailing and postage costs of the Reorganization. Additional costs, including expenses related to the preparation and filing of the registration statement, legal fees and auditor fees, shall be divided equally between Legg Mason Partners Fund Advisor, LLC, on the one hand, and the Corporation, on the other hand. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

8.2 This Amended Plan may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing Date upon the vote of a majority of the Board of Directors of the Corporation.

8.3 This Amended Plan may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Corporation; provided, however, that following the meeting of the Acquired Fund shareholders called by the Corporation pursuant to paragraph 5.1 of this Amended Plan, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund shareholders under this Amended Plan to the detriment of such shareholders without their further approval.

8.4 This Amended Plan and the transactions contemplated hereby shall be governed by and construed and interpreted in accordance with the internal laws of the State of Maryland.

ANNEX I

LEGG MASON PARTNERS INVESTMENT FUNDS, INC.

FORM OF

ARTICLES OF AMENDMENT

Legg Mason Partners Investment Funds, Inc., a Maryland corporation registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“Corporation”), hereby certifies to the State Department of Assessments and Taxation of Maryland that:

FIRST: The charter of the Corporation (the “Charter”) is hereby amended as follows:

1. In accordance with the Amended Plan of Reorganization, dated as of                     , 2006 (the “Amended Plan”), adopted by the Board of Directors of the Corporation and approved by the stockholders entitled to vote thereon, all of the assets and liabilities belonging to the each of the [(a)] Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value, [(b)] Legg Mason Partners Multiple Discipline Funds All Cap and International and [(c)] Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (each an “Acquired Fund” and collectively, the “Acquired Funds”) and attributable to each of their Class A, Class B, Class C and Class Y shares (collectively, the “Acquired Fund Shares”), respectively, shall be conveyed, reallocated and delivered to the Corporation’s series, Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (the “Acquiring Fund”), and thereupon shall be assets and liabilities belonging to the Acquiring Fund and attributable to its Class A, Class B, Class C and Class Y shares (collectively, the “Acquiring Fund Shares”), respectively.

2. Effective upon the receipt of shares of Acquiring Fund Shares by holders of shares of the Acquired Fund, issued in accordance with the Amended Plan, the issued and outstanding Acquired Fund Shares are hereby redeemed and returned to the status of authorized but unissued shares of Common Stock, $.001 par value per share (the “Common Stock”), of the Corporation, with the terms and conditions as set forth in the Charter, without further classification or designation as to class or series.

3. Effective upon the redemption of the Acquired Fund Shares, the authorized but unissued Acquired Fund Shares are hereby reclassified as shares of Common Stock, with the terms and conditions as set forth in the Charter, without further classification or designation as to class or series.

SECOND: The amendments to the charter of the Corporation as set forth above have been duly advised by the Board of Directors and approved by the stockholders of the Corporation as required by law.

THIRD: The undersigned President of the Corporation acknowledges these Articles of Amendment to be the corporate act of the Corporation and, as to all matters or facts required to be verified under oath, the undersigned President acknowledges that, to the best of his knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be signed in its name and on its behalf by its President and attested by its Assistant Secretary as of this     day of                     , 2007.

ATTEST		LEGG MASON PARTNERS INVESTMENT FUNDS, INC.

By:		By:
	Assistant Secretary		President

APPENDIX B

Purchases, Redemptions and Exchanges of Fund Shares;

Other Shareholder Information

This section describes the classes of shares that Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value will make available after the Reorganizations are effected and how shareholders may buy and sell Fund shares. It also describes how Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value values its securities and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value’s policies on frequent trading of its shares.

Choosing a class of shares to buy

Individual investors can choose among three(1) classes of shares: Classes A, B and C. Retirement Plans with omnibus accounts held on the books of the Fund can generally choose among three classes of shares: Class C, Class A and Class I shares. Other Retirement Plan investors investing through brokerage accounts can choose among three classes of shares: Class A, Class B and Class C. Individual retirement vehicles, such as IRAs, may also choose among these share classes. Clients of Eligible Financial Intermediaries may generally choose among two classes of shares: Class A and Class I. Institutional Investors may invest in Class I shares if the $1,000,000 minimum initial investment requirement is met. Institutional Investors may also invest in other share classes offered by the Fund to individual investors (generally, Class A, B and C shares), which have different investment minimums and fees and expenses. Not all Funds offer all classes.

When choosing which class of shares to buy, you should consider:

•	How much you plan to invest;

•	How long you expect to own the shares;

•	The expenses paid by each class in the Fee Table and Examples at the front of this Proxy Statement/Prospectus; and

•	Whether you qualify for any reduction or waiver of sales charges.

If you are choosing between Class A and Class B shares, it will in almost all cases be the more economical choice for you to purchase Class A shares if you plan to purchase shares of a Fund of $100,000 or more (whether in a single purchase or through aggregation of eligible holdings). This is because of the reduced sales charge available on larger investments of Class A shares and the lower ongoing expenses of Class A shares compared to Class B shares.

You may buy shares from:

•	Certain broker/dealers, financial intermediaries, financial institutions, Smith Barney Financial Advisors or PFS Registered Representatives (each called a “Service Agent”).

•	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value, but only if you are investing through certain qualified plans or Service Agents.

Different types of shareholder services may be available to you under arrangements offered by different Service Agents. In addition, these services may vary depending on the share class in which you choose to invest. In making your decision regarding which share class may be best for you, please keep in mind that your Service Agent may receive different compensation depending on the share class in which you invest. Investors should consult with their Service Agent about comparative pricing of shareholder services available to them under each available share class, and other factors that may be relevant to the investor’s decision as to the best share class in which to invest.

Not all classes of shares are available through all Service Agents. You should contact your Service Agent for further information.

(1)	In addition, you can buy additional Class 1 shares if you are a Class 1 shareholder.

Investment minimums

Minimum initial investment amounts vary depending on the class of shares you buy and the nature of your investment account.

	Class A(8)	Class B	Class C(8)	Class I (formerly Class Y)
General	$500/50	$500/50	$500/50	N/A
Individual Retirement Accounts (“IRAs”)(1), and Uniform Gifts or Transfers to Minor Accounts	$250/50	$250/50	$250/50	N/A
Simple IRAs	$1/1	$1/1	$1/1	N/A
Clients of Eligible Financial Intermediaries(3)	$1	N/A	N/A	None/None
Systematic Investment Plans	$25/25	$25/25	$25/25	N/A
Retirement Plans(2) with omnibus accounts held on the books of the Funds(5)	None/None(4)	N/A	None/None	None/None
Other Retirement Plans(2)	$50/50	$50/50	$50/50	N/A
Institutional Investors(6)	$500/50	$500/50	$500/50	$1 million/None	(7)

(1)	Treated like individual investors for purposes of determining sales charges and any applicable sales charge waivers. Separate and different investment minimums apply.
(2)	Retirement Plans include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing plans, non-qualified deferred compensation plans and other similar employer-sponsored retirement plans. Retirement Plans do not include individual retirement vehicles such as traditional and Roth individual retirement accounts, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs, or Section 529 savings accounts.
(3)	Clients of Eligible Financial Intermediaries are investors who invest in the Fund through financial intermediaries that offer their clients Class A or I shares through investment programs as authorized by LMIS. Such investment programs may include fee-based advisory or brokerage account programs, and college savings vehicles such as Section 529 plans. The financial intermediary may impose separate investment minimums.
(4)	As of November 20, 2006, Class A and Class B shares will no longer be offered to Retirement Plans with omnibus accounts held on the books of the Fund. However, Retirement Plans that hold Class A or Class B shares prior to that date will continue to be permitted to make additional investments in the Class. Certain existing programs for current or prospective Retirement Plan investors sponsored by financial intermediaries will also remain eligible for Class A shares. Under these programs, the initial sales charge and deferred sales charge for Class A shares is waived where: such Retirement Plan’s record keeper offers only load-waived shares, Fund shares are held on the books of the Fund through an omnibus account, and the Retirement Plan has more than 100 participants, or has total assets exceeding $1 million.
(5)	Minimums may be imposed by a financial intermediary.
(6)	Institutional Investors generally include corporations, banks, insurance companies, foundations, retirement plans and other similar entities with direct relationships to the Fund. As of November 20, 2006, Class I shares will generally be offered only to Institutional Investors (unless a client of a financial intermediary). However non-institutional investors that hold Class I shares prior to that date will continue to be permitted to make additional investments in Class I shares.
(7)	The $1 million minimum investment amount does not apply to investors who invest in the Fund through financial intermediaries that offer their clients Class I shares through investment programs, although certain investment minimums may be imposed by a financial intermediary.
(8)	With respect to Class A and Class C shares, as applicable, a Fund may pay a recordkeeping fee which is used to compensate Service Agents for recordkeeping services associated with the applicable share class.

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for plans that differ from the Fund’s share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution related fees than would otherwise have been charged. The Fund is not responsible for, and has no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes.

More information about Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value’s classes of shares is available through the Legg Mason Partners Funds’ website. You’ll find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

•	the front-end sales charges that apply to the purchase of Class A shares

•	the deferred sales charges that apply to the redemption of Class B and Class C shares and certain Class A shares (redeemed within one year)

•	who qualifies for lower sales charges on Class A shares

•	who qualifies for a sales charge waiver

Go to http://www.leggmason.com/InvestorServices and click on the name of the Fund.

Comparing the Funds’ classes

The following table compares key features of the Fund’s classes. You should review the Fee Table and Expense Examples at the front of this Proxy Statement/Prospectus carefully before choosing your share class. Your Service Agent can help you decide which class meets your goals. You Service Agent may receive different compensation depending upon which class you choose.

	Class A	Class B	Class C	Class 1	Class I (formerly Class Y)

Key features	Initial sales charge You may qualify for reduction or waiver of initial sales charge Lower annual expenses than Class B and C	No initial sales charge Deferred sales charge declines over time Converts to Class A after approximately 8 years Higher annual expenses than Class A	No initial sales charge Deferred sales charge for only one year Does not convert to Class A Higher annual expenses than Class A	Only available to eligible Class 1 shareholders Higher initial sales charge You may qualify for reduction of initial sales charge Lower annual expenses than Class A, B, or C	No initial or deferred sales charge. Only offered to institutional and other eligible investors. Lower annual expenses than the other classes

Initial sales charge	Up to 5.75%; reduced for large purchases and certain investors. No initial sales charge for purchases of $1 million or more	None	None	Up to 8.50%, reduced for large purchases	None

Deferred sales charge	1.00% on purchases of $1 million or more if you redeem within 1 year of purchase; waived for certain investors	Up to 5.00% is charged when you redeem shares. The charge is reduced over time and there is no deferred sales charge after 5 years; waived for certain investors	1.00% if you redeem within 1 year of purchase; waived for certain retirement plan investors	None	None

Annual distribution and service fees	0.25% of average daily net assets	1.00% of average daily net assets for equity funds	1.00% of average daily net assets	None	None

Exchange privilege(1)	Class A shares of most Legg Mason Partners Funds	Class B shares of most Legg Mason Partners Funds	Class C shares of most Legg Mason Partners Funds	Class 1 shares of Legg Mason Partners Funds that offer Class 1 shares and Class A shares of other Legg Mason Partners Funds	Class I shares of most Legg Mason Partners Funds

(1)	Ask your Service Agent for the Legg Mason Partners Funds available for exchange.

Sales charge

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the Funds’ distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay on Class A shares, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value. Each distributor retains that portion of the sales charge that is not paid to the broker/dealer in accordance with the table below. For Class A shares sold by LMIS, LMIS will receive the sales charge imposed on purchases of Class A shares (or any deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. For shares sold by CGMI, CGMI will receive the sales charge imposed on purchases of Class A shares and will retain an amount equal to the broker-dealer commission paid out of the sales charge. LMIS will receive any portion not retained by CGMI. For shares sold by PFS, PFS will receive the sales charge imposed on purchases of Class A shares (or any deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. Service Agents also will receive a fee payable on Class A shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

Amount of purchase	Sales Charge as a % of offering price	Sales Charge as a % of net amount invested	Broker/Dealer Commission as a % of offering price
Less than $25,000	5.75	6.10	5.00
$25,000 but less than $50,000	5.00	5.26	4.25
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more(1)	-0-	-0-	up to 1.00

(1)	A distributor will pay up to 1.00% to a Service Agent for purchase amounts of $1 million or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive the annual distribution and service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain the distribution and service fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual fee starting immediately after purchase. In certain cases, the Service Agent may receive both a payment of the commission and the annual fee starting immediately after purchase. As of November 20, 2006, the commission of up to 1.00% will no longer be paid to Service Agents for purchases by retirement plans with a direct omnibus relationship within the Fund. However, for certain retirement plans that are permitted to purchase shares at net asset value on or after this date, the Service Agent will remain eligible to receive the commission on additional Class A shares that are purchased. Please contact your Service Agent for more information.

Investments of $1,000,000 or more

You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge

There are several ways you can combine multiple purchases of Legg Mason Partners Funds to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the transfer agent if you have entered into a letter of intent or a right of accumulation and if there are other accounts in which there are holdings eligible to be aggregated with your purchases. Certain records, such as account statements, may be necessary in order to verify your eligibility for reduced sales charges.

Accumulation Privilege—lets you combine the current value of Class A shares of the Fund with all other shares of Legg Mason Partners funds that are owned by:

•	you; or

•	your spouse and children under the age of 21;

with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charge.

Shares of certain money market funds advised by the manager or its affiliates (other than money market fund shares acquired by exchange from other Legg Mason Partners funds), Legg Mason Partners S&P 500 Index Fund and Class O shares of Legg Mason Partners Equity Fund, Inc. may not be combined.

If you hold shares of Legg Mason Partners funds in accounts at two or more different Service Agents, please contact your Service Agents to determine which shares may be combined.

Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of Intent—lets you purchase Class A shares of Legg Mason Partners Funds over a 13-month period and pay the same sales charge on Class A shares, if any, as if all shares had been purchased at once. At the time you enter into the letter of intent, you select your asset goal amount. Generally, purchases of any Legg Mason Partners Fund shares that are subject to a sales charge and are purchased during the 13-month period by:

•	you; or

•	your spouse and children under the age of 21

are eligible for inclusion under the letter, based on the public offering price at the time of the purchase, and any capital appreciation on those shares. You may also backdate your letter up to 90 days in which case eligible purchases made during that period will be treated as purchases made under the letter. In addition, you can include towards your asset goal amount the current value of any eligible purchases that were made prior to the date of entering into the letter of intent and are still held.

If you hold shares of Legg Mason Partners funds in accounts at two or more different Service Agents, please contact your Service Agents to determine which shares may be combined.

Shares of certain money market funds advised by the manager or its affiliates (other than money market fund shares acquired by exchange from other Legg Mason Partners Funds), Legg Mason Partners S&P 500 Index Fund and Class O shares of Legg Mason Partners Equity Fund, may not be combined.

If you do not meet your asset goal amount, shares in the amount of any sales charges due, based on the amount of your actual purchases, will be redeemed from your account.

Waivers for certain Class A investors

Class A initial sales charges are waived for certain types of investors, including:

•	Employees of Service Agents having dealer, service or other selling agreements with the Fund’s distributors;

•	Investors who redeemed Class A shares of a Legg Mason Partners Fund in the past 60 days, if the investor’s Service Agent is notified;

•	Directors and officers of any Legg Mason-sponsored fund; and

•	Employees of Legg Mason, Inc. and its subsidiaries

•	Immediate families of such persons listed above, and pension, profit-sharing or other benefit plans for the benefit of such person

If you qualify for a waiver of the Class A initial sales charge, you must provide sufficient information to your Service Agent or the Transfer Agent and provide sufficient information at the time of purchase to permit verification that your purchase qualifies for such waiver.

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent, or visit the Legg Mason Partners Funds’ website: http://www.leggmason.com/InvestorServices and click on the name of the Fund.

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within five years of your purchase payment, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase payment increases.

Year after purchase	1st	2nd	3rd	4th	5th	6th through 8th
Deferred sales charge	5.00%	4.00%	3.00%	2.00%	1.00%	-0-

LMIS will pay Service Agents other than PFS, including CGMI, selling Class B shares a commission of up to 4.00% of the purchase price of the Class B shares they sell and LMIS will retain the deferred sales charges. For Class B shares sold by PFS, PFS will pay the commission of up to 4.00% of the purchase price of the Class B shares sold by its Service Agents and will retain the deferred sales charges paid upon certain redemptions. Service Agents also receive an annual fee of up to 0.25% of the average daily net assets represented by the Class B shares serviced by them.

Class B conversion

After approximately 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued: At initial purchase	Shares issued: On reinvestment of dividends and distributions	Shares issued: Upon exchange from another Legg Mason Partners fund

Eight years after the date of purchase payment.	In the same proportion as the number of Class B shares converting is to total Class B shares you own (excluding shares issued as dividends).	On the date the shares originally acquired would have converted into Class A shares.

Class C shares

You buy Class C shares at net asset value without paying an initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a deferred sales charge of 1%.

LMIS will pay Service Agents selling Class C shares (other than on shares sold to omnibus accounts of Retirement Plans held on the books of the Fund) a commission of up to 1.00% of the purchase price of the Class C shares they sell and will retain the deferred sales charges and the distribution and service fee until the thirteenth month after purchase. Starting in the thirteenth month after purchase, Service Agents will then receive an annual fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them. As of November 20, 2006, starting immediately after purchase LMIS will pay Service Agents selling Class C shares to Retirement Plans with omnibus accounts held on the books of the Fund an annual fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

As of November 20, 2006, retirement plans with omnibus accounts held on the books of the Fund will not be subject to a deferred sales charge on shares redeemed within one year of purchase.

Class 1 shares

Class 1 shares are offered to eligible Class 1 shareholders at the next determined net asset value plus a sales charge. You do not pay a sales charge on the Fund’s distributions or dividends that you reinvest in additional Class 1 shares.

You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints.

Class 1 Sales Charge Schedule

Amount of investment	Sales Charge as % of offering price	Sales Charge as % of Net amount invested	Broker/Dealer Commission as a % of offering price
Less than $10,000	8.50	9.29	7.00
$10,000 but less than $25,000	7.75	8.40	6.25
$25,000 but less than $50,000	6.00	6.38	5.00
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	3.00
$250,000 but less than $400,000	2.50	2.56	2.00
$400,000 but less than $600,000	2.00	2.04	1.60
$600,000 but less than $5,000,000	1.00	1.01	0.75
$5,000,000 or more	0.25	0.25	0.20

Class I shares

As of November 20, 2006, Class Y shares will be renamed Class I shares. You buy Class I shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. Class I shares are offered to institutional investors, including corporations, banks, insurance companies, foundations, retirement plans, and other similar entities, and may be offered to other investors in the discretion of a distributor. Class I shares are also offered to investors who invest in the Fund through financial intermediaries that offer their clients Class I shares through investment programs authorized by LMIS, such as (1) fee-based advisory or brokerage account programs, (ii) employee benefit plans such as 401(k), 457 or 403(b) retirement plans or (iii) college savings vehicles such as 529 plans. Investors who held Class I shares prior to November 20, 2006 will continue to be permitted to make additional investment in Class I shares.

Investors in Class I shares must generally meet the $1,000,000 minimum initial investment requirement. The $1,000,000 minimum investment amount does not apply to investors who invest in the Fund through financial intermediaries that offer their clients Class I shares through investment programs, although certain investment minimums may be imposed by a financial intermediary.

More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

•	Shares exchanged for shares of another Legg Mason Partners Fund;

•	Shares representing reinvested distributions and dividends; or

•	Shares no longer subject to the deferred sales charge.

Each time you place a request to redeem shares, the Fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Legg Mason Partners Fund and paid a deferred sales charge, you may under circumstances, reinvest at net asset value all or a part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption. Please contact your Service Agent for additional information.

LMIS receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

•	On payments made through certain systematic withdrawal plans

•	On certain distributions from a retirement plan

•	For involuntary redemptions of small account balances

•	For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or visit the Legg Mason Partners’ website: http://www.leggmason.com/InvestorServices and click on the name of the Fund.

Buying shares

Through a Service Agent You should contact your Service Agent to open a brokerage account and make arrangements to buy shares. If you do not provide the following information, your order will be rejected:

•	Class of shares being bought

•	Dollar amount or number of shares being bought

Your Service Agent may charge an annual account maintenance fee.

Through the Fund Financial intermediary accounts, retirement plan accounts and certain other investors who are who are clients of certain Service Agents are eligible to buy shares directly from the Fund.

Clients of a PFS Registered Representative should write the Funds at the following address:

Legg Mason Partners Funds

c/o PFPC Inc.

P.O. Box 9662

Providence, Rhode Island 02940-9662

•	All other investors should write the Funds at the following address:

Legg Mason Partners Funds

c/o PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

•	Enclose a check to pay for the shares. For initial purchases, complete and send an account application available at:

•	Specify the name of the fund and the share class you wish to purchase.

•	For more information, please call Shareholder Services at 1-800-451-2010.

Through a Systematic Investment Plan You may authorize your Service Agent or the transfer agent to transfer funds automatically from (i) a regular bank account, (ii) cash held in a brokerage account opened with a Service Agent or (iii) certain money market funds, in order to buy shares on a regular basis.

•	Amounts transferred must be at least $25.

•	Amounts may be transferred monthly, every alternate month, quarterly, semi-annually or annually.

•	If you do not have sufficient funds in your account on a transfer date, your Service Agent or the transfer agent may charge you a fee.

For more information, contact your Service Agent or the transfer agent.

Exchanging shares

Legg Mason Partners offers a distinctive family of funds tailored to help meet the varying needs of both large and small investors.

You should contact your Service Agent to exchange into other Legg Mason Partners Funds. Be sure to read the prospectus of the Legg Mason Partners Fund into which you are exchanging. An exchange is a taxable transaction, unless you are investing through a tax-qualified savings plan account.

•	You may exchange shares only for shares of the same class of certain other Legg Mason Partners Funds made available for exchange by your Service Agent. Contact your Service Agent or the transfer agent for further information. However, if you are a Class 1 shareholder, you may exchange Class 1 shares for Class A shares of other Legg Mason Partners Funds that do not offer Class 1 shares and are made available for exchange through your Service Agent.

•	Not all Legg Mason Partners funds made available for exchange by your Service Agent may offer all classes.

•	Exchanges of Class A, Class B, Class C and Class 1 shares are subject to minimum investment requirements (except for systematic investment plan exchanges), and all shares are subject to the other requirements of the Fund into which exchanges are made. Your shares will not be subject to an initial sales charge at the time of the exchange.

•	If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective. The Acquiring Fund will not issue share certificates in the Reorganizations. Share certificates of the Acquired Funds will be voided as part of the Reorganization.

•	The Funds may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

Waiver of additional sales charges Your shares will not be subject to an initial sales charge at the time of the additional exchange.

Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a deferred sales charge.

By telephone	If you do not have a brokerage account with a Service Agent, you may be eligible to exchange shares through the Fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange (“NYSE”) is open. For clients of a PFS Registered Representative, call Primerica Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call Shareholder Services at 1-800-451-2010 between 8:30 a.m. and 4:30 p.m. (Eastern time). Exchanges are priced at the net asset value next determined.

You can make telephone exchanges only between accounts that have identical registrations.

By mail	If you do not have a brokerage account, contact your Service Agent or write to the transfer agent at the address on the following page.

Through a
systematic
exchange
plan

You may be permitted to schedule exchanges of shares of any class of the Fund for shares of the same class of any other Legg Mason Partners Fund.

•	Exchanges may be made monthly, every alternate month, quarterly, semi-annually or annually.

•	A predetermined dollar amount of at least $25 per exchange is required.

For more information contact your Service Agent or the transfer agent.

Redeeming shares

Generally	Contact your Service Agent to redeem shares of the Funds.

If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before you may redeem.

If the shares are held by a fiduciary or corporation, other documents may be required.

Redemptions are priced at the net asset value next determined after receipt. Your redemption proceeds will normally be sent within three business days after your request is received in good order but in any event within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check.

If you have a brokerage account with a Service Agent, your redemption proceeds will be sent to your Service Agent. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

By mail	For accounts held directly at the Fund, send written requests to the Fund at the applicable address:

For clients of a PFS Registered Representative, write to Primerica Shareholder Services at the following address:

Primerica Shareholder Services

c/o PFPC, Inc.

P.O. Box 9662

Providence, Rhode Island 02940-9662

For all other investors, send your request to:

Legg Mason Partners Funds

c/o PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

Your written request must provide the following:

•	The name of the Fund, the class of shares to be redeemed and your account number

•	The dollar amount or number of shares to be redeemed

•	Signatures of each owner exactly as the account is registered

•	Signature guarantees, as applicable

By telephone	If you do not have a brokerage account with a Service Agent, you may be eligible to redeem shares except those held in certain retirement plans in amounts up to $50,000 per day through the Fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the NYSE is open. For clients of a PFS Registered Representative, call Primerica Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call Shareholder Services at 1-800-451-2010 between 8:30 a.m. and 4:00 p.m. (Eastern time).

Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The transfer agent may charge a fee on a wire or an electronic transfer (ACH).

Automatic cash withdrawal plans

You can arrange for the automatic redemption of a portion of your shares monthly, quarterly, semi-annually or annually. To qualify, you must own shares of a Fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 12.00% annually or 2.00% monthly of your account balances on the date the withdrawals commence.

The following conditions apply:

•	Your shares must not be represented by certificates

•	All dividends and distributions must be reinvested

For more information, contact your Service Agent.

Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

•	Name of the Fund

•	Your account number

•	Class of shares being bought, and if you own more than one class, the class of shares being exchanged or redeemed

•	Dollar amount or number of shares being bought, exchanged or redeemed

•	Signature of each owner exactly as the account is registered

The Funds’ transfer agent or Shareholder Services will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the Funds nor their agents will bear any liability for such transactions.

Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

•	Are redeeming over $50,000

•	Are sending signed share certificates or stock powers to the transfer agent

•	Instruct the transfer agent to mail the check to an address different from the one on your account

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The Funds have the right to:

•	Suspend the offering of shares

•	Waive or change minimum and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC

•	Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances/Mandatory redemptions

If at any time the aggregate value of the Fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period), the Fund reserves the right to ask you to bring your account up to the applicable minimum investment amount as determined by your Service Agent. In such case you shall be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the Funds may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase. The Funds may, with prior notice, change the minimum size of accounts subject to the mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, the Funds may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information contact your Service Agent or the transfer agent.

Frequent purchases and redemptions of Fund shares

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a Fund’s portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on a Fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of a fund, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the Fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the Fund’s portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the Fund and its long-term shareholders, the Fund’s Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Funds may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Boards have not adopted any specific restrictions on purchases and sales of Fund shares, but the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the manager believes to be obvious market timing, the manager will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the manager believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity.

The policies apply to any account, whether an individual account or Financial Intermediary or retirement plan accounts where the intermediary holds Fund shares for a number of its customers in one account. The Fund’s distributors have entered into agreement with intermediaries requiring the intermediaries to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trading.

The Funds’ policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. Additionally, the Fund has adopted policies and procedures to prevent the selective release of information about the Funds’ portfolio holdings, as such information may be used for market-timing and similar abusive practices.

The Fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund’s Board reserve the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Funds or other techniques that may be adopted in the future, may not be effective. As noted above, if the Funds are unable to detect and deter trading abuses, the Funds’ performance, and their long- term shareholders, may be harmed. In addition, because the Funds have not adopted any specific limitations or restrictions on the trading of Fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes. The Fund will provide advance notice to shareholders and prospective investors of any specific restrictions on the trading of fund shares that the Boards may adopt in the future.

Share certificates

The Acquiring Fund will not issue share certificates for shares to be issued in the Reorganization. Share certificates of the Acquired Funds will be null and void.

Record Ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may, nonetheless, under certain circumstances, be entitled to vote your shares.

Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. For each class of the Fund, the net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. Net asset value is calculated separately for each class of shares. The Fund calculates its net asset values every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). The NYSE is closed on certain holidays listed in the Fund’s SAI. If the NYSE does close early, the Fund accelerates calculation of NAV and transaction deadlines to the actual closing time.

The Board has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s net asset value. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Boards. The Boards have delegated certain valuation functions for the Fund to the manager.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The Fund’s currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more broker/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The Fund may invest in securities of small capitalization companies, some of which may be thinly traded, for which market quotations may not be readily available or may be unreliable. The Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid, such as securities of large capitalization domestic issuers. The Fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which a Fund’s net asset value is calculated.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The Fund may invest in securities that are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem a Fund’s shares.

In order to buy, redeem or exchange shares at that day’s price, you must place your order with your Service Agent or the transfer agent before the NYSE closes. If the NYSE closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day’s price. Service Agents must transmit all properly received orders to buy, exchange or redeem shares to the transfer agent before the transfer agent’s close of business.

Dividends, Distributions and Taxes

Dividends and Distributions

The Fund generally pays dividends and makes capital distributions, if any, once a year, typically in December. The Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid a federal tax. The Fund expects distributions to be primarily from capital gains. Capital gain distributions and dividends are reinvested in additional Fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend.

Taxes

In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. The following table summarizes the tax status to you of certain transactions related to the Fund.

Transaction	Federal tax status
Redemption or exchange of shares	Usually capital gain or loss; long-term only if shares owned more than one year

Long-term capital gain distributions	Long-term capital gain

Dividends	Ordinary income; potentially taxable at long-term capital gain rates

Distributions attributable to short-term capital gain are treated as dividends, taxable as ordinary income. Taxable dividends and long-term capital gains distributions are taxable, whether received in cash or reinvested in Fund shares. Although dividends, (including dividends from short-term capital gains) are generally taxable as ordinary income, individual shareholders who satisfy certain holding period and other requirements are taxed on such dividends at long-term capital gain rates to the extent the dividends are attributable to “qualified dividend income” received by the Fund. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from tax-exempt organizations and certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the Fund is about to declare a long-term capital gain distribution or a dividend because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, your Service Agent will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding your distributions, dividends, and redemption proceeds. Because each shareholders’ circumstances are different and special tax rates may apply, you should consult your tax adviser about your investment in the Fund.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the U.S. tax consequences to you of an investment in the Fund.

APPENDIX C

Comparison of Investment Objectives, Principal Investment Strategies and Management

The following chart lists the investment objective, principal investment policies, principal investment strategies, manager, sub-adviser(s) and portfolio managers of the Acquiring Fund and each Acquired Fund. The chart provides a side-by-side comparison for shareholders of the applicable Acquired Funds. For a more detailed analysis, including risk factors, please review the section “Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds” in the Proxy Statement/Prospectus.

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)/ Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund)

	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund)
Investment Objective(s)	Long-term capital growth.	Long-term capital growth.

Principal Investment Policies and Material Differences

The Fund invests primarily in equity companies of any size.

Target allocation is 50% to All-Cap Growth and 50% to All Cap Value. The portfolio is rebalanced to the extent that either segment’s securities equal or exceed 60% of assets.

The Fund may use derivatives as a hedge, as a substitute for direct investment or as a cash flow management technique.

The Fund may invest to a limited extent in ADRs or non-U.S. companies traded domestically.

The Fund is diversified.

It is proposed that the Acquiring Fund adopt a new investment strategy and change its status to “non-diversified.”

The Fund will invest at least 80% of net assets in large-cap (over $5 billion) equity securities.

Target allocation is 50% to the Large Cap Growth segment and 50% to the Large Cap Value segment. The portfolio is rebalanced to the extent that either segment’s securities equal or exceed 60% of assets.

The Fund may use derivatives as a hedge, as a substitute for direct investment or as a cash flow management technique.

The Fund may invest up to 20% of its assets in equity securities of smaller companies with market caps below $5 billion or in money market instruments.

The Fund may invest up to 10% of its assets in ADRs or in foreign companies that trade on domestic markets.

The Fund is non-diversified.

Principal Investment Strategies and Material Differences

Specific investment criteria include:

All Cap Growth:

superior balance sheets, exceptional management, and long-term consistent operating histories; rapid earnings growth potential, unrecognized values and industry leadership; and management teams with significant ownership stakes in the company.

All Cap Value: fundamental security analysis; long-term value orientation; stock prices that are undervalued relative to long-term business fundamentals; strong balance sheets and stock prices that do not accurately reflect cash flows, tangible assets or management skills; cyclical stocks and companies temporarily out of favor with analysts; undervalued industry sectors; fundamental and technical analysis across portfolio holdings; and company insider trading patterns.

Specific investment criteria include:

Large Cap Growth: The segment managers seek more consistent growth of capital and reduced volatility. With respect to specific stocks, the manager looks for: above-average growth prospects; technological innovation; industry dominance; global scope; competitive products and services; high return on equity; long-term operating history; strong cash flow; experienced and effective management; and strong financial condition.

Large Cap Value

The segment seeks to invest in the stocks of established companies believed to be attractively priced and companies experiencing positive fundamental changes that are not yet reflected in the stock’s price. With respect to specific stocks, the manager looks for: demonstrated financial

	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Acquired Fund)

If the New Management Agreement is approved, the focus on intrinsic value across the entire portfolio would be implemented by looking to quantitative factors such as the discounted value of its projected future free cash flows, the capability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business and qualitative factors may also be considered, including an assessment of the company’s products, competitive positioning, strategy, industry economics and dynamics, and regulatory frameworks, among others. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and changes, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in governmental policy or geopolitical dynamics.

strength; improving returns on invested capital and cash flow; new management; new product development or change in competitive position; positive regulatory changes; restructuring; and new businesses not yet reflected in market price.

Investment Manager/ Sub-Adviser	Legg Mason Partners Fund Advisor, LLC/ ClearBridge Advisors LLC (“ClearBridge”) (Sub-Advisor)	Legg Mason Partners Fund Advisor, LLC/ ClearBridge (Sub-Advisor)

Portfolio Managers	Roger Paradiso and Kirstin Mobyed (Coordinating Portfolio Managers) Richard A. Freeman and Alan Blake (All Cap Growth Segment) John Goode and Peter Hable (All Cap Value Segment)	Roger Paradiso and Kirstin Mobyed (Coordinating Portfolio Managers) Alan Blake (Large Cap Growth Segment) Mark McAllister & Robert Feitler, Jr. (Large Cap Value Segment)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)/ Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund)

	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund)
Investment Objective(s)	Long-term capital growth.	Long-term capital growth.
Principal Investment Policies and Material Differences

The Fund invests primarily in equity companies of any size.

Target allocation is 50% to All-Cap Growth and 50% to All Cap Value. The portfolio is rebalanced to the extent that either segment’s securities equal or exceed 60% of assets.

The Fund may use derivatives as a hedge, as a substitute for direct investment or as a cash flow management technique.

The Fund may invest to a limited extent in ADRs or non-U.S. companies traded domestically.

The Fund is diversified.

It is proposed that the Acquiring Fund adopt a new investment strategy and change its status to “non-diversified.”

The Fund invests primarily in equity securities.

The target allocation is 30% to the Large Cap Growth segment, 30% to the Large Cap Value segment, 20% to the Multi-Cap Growth segment and 20% to the International-ADR segment. The Fund will rebalance to the extent that the percentages of the Fund’s portfolio diverge by more than 10% from the target allocation.

The International ADR segment invests only in ADRs and non-U.S. companies traded domestically.

The Fund may use derivatives as a hedge, as a substitute for direct investment or as a cash flow management technique.

The Fund is diversified.

	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund)
Principal Investment Strategies and Material Differences

Specific investment criteria include:

All Cap Growth: superior balance sheets, exceptional management, and long-term consistent operating histories; rapid earnings growth potential, unrecognized values and industry leadership; and management teams with significant ownership stakes in the company.

All Cap Value: fundamental security analysis; long-term value orientation; stock prices that are undervalued relative to long-term business fundamentals; strong balance sheets and stock prices that do not accurately reflect cash flows, tangible assets or management skills; cyclical stocks and companies temporarily out of favor with analysts; undervalued industry sectors; fundamental and technical analysis across portfolio holdings; and company insider trading patterns.

If the New Management Agreement is approved, the focus on intrinsic value across the entire portfolio would be implemented by looking to quantitative factors such as the discounted value of its projected future free cash flows, the capability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business and qualitative factors may also be considered, including an assessment of the company’s products, competitive positioning, strategy, industry economics and dynamics, and regulatory frameworks, among others. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and changes, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in governmental policy or geopolitical dynamics.

Specific investment criteria include:

Large Cap Growth: The segment managers seeks more consistent growth of capital and reduced volatility. With respect to specific stocks, the manager looks for: above-average growth prospects; technological innovation; industry dominance; global scope; competitive products and services; high return on equity; long-term operating history; strong cash flow; experienced and effective management; and strong financial condition.

Large Cap Value: The segment seeks to invest in the stocks of established companies believed to be attractively priced and companies experiencing positive fundamental changes that are not yet reflected in the stock’s price. With respect to specific stocks, the manager looks for: demonstrated financial strength, improving returns on invested capital and cash flow, new management, new product development or change in competitive position, positive regulatory changes; restructuring; and new businesses not yet reflected in market price.

Multi Cap Growth: The segment focuses on growth company stocks believed to have the potential for above-average long-term earnings and/or cash flow in excess of that expected for the overall market. The segment uses a bottom-up approach to individual stock selection, including: an emphasis on fundamental analysis, including earnings, cash flow, growth, franchise values, returns on equity and breadth of management; industry and size leaders with potential for earnings and cash flow growth; and companies where management has significant ownership stakes.

Holdings are re-examined when: management believes there is a long-term deterioration in fundamentals of the company or industry is likely; and management changes that it is believed will have negative effects on long-term prospects.

International ADR Segment:

The Segment seeks to invest in ADRs of global companies considered to be of the highest quality with unrecognized intrinsic values. The segment seeks to build a long-term, well-diversified portfolio with favorable risk/reward characteristics. Individual company selection is based upon: above-average earnings growth; high-relative return on invested capital;

	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Acquired Fund)

experienced and effective management; effective research, product development and marketing; competitive advantages; and strong financial conditions or stable and improving credit quality.

In allocating assets among countries and regions, the segment manager evaluates economic and political factors including: low or decelerating inflation; stable governments with policies that encourage economic growth, equity investment and development of securities markets; currency stability; and the range of individual investment opportunities.

Investment Manager/ Sub-Adviser	Legg Mason Partners Fund Advisor, LLC/ ClearBridge (Sub-Adviser)	Legg Mason Partners Fund Advisor, LLC/ ClearBridge (Sub-Adviser)
Portfolio Managers	Roger Paradiso and Kirstin Mobyed (Coordinating Portfolio Managers) Richard A. Freeman and Alan Blake (All Cap Growth Segment) John Goode and Peter Hable (All Cap Value Segment)

Roger Paradiso and Kirstin Mobyed (Coordinating Portfolio Managers)

Richard A. Freeman (Multicap Growth Segment)

Alan Blake (Large Cap Growth Segment)

Mark McAllister and Robert Feitler, Jr. (Large Cap Value Segment)

Jeff Russell (International-ADR Segment)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)/ Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund)

	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund)
Investment Objective(s)	Long-term capital growth.	Long-term growth of capital and income.

Principal Investment Policies and Material Differences

All Cap Growth and Value invests primarily in equity companies of any size.

Target allocation is 50% to All-Cap Growth and 50% to All Cap Value. The portfolio is rebalanced to the extent that either segment’s securities equal or exceed 60% of assets.

The Fund may use derivatives as a hedge, as a substitute for direct investment or as a cash flow management technique.

The Fund may invest to a limited extent in ADRs or non-U.S. companies traded domestically.

The Fund is diversified.

It is proposed that the Acquiring Fund adopt a new investment strategy and change its status to “non-diversified.”

All Cap and International invests primarily in equity securities of companies of any size.

Target allocation is 40% to All Cap Growth, 40% to All Cap Value and 20% to International. The Fund will promptly rebalance its portfolio to the extent the investment in any segment diverges by at least 10% from the target allocation.

The International segment invests in foreign securities and stocks of issuers primarily in developed countries only through ADRs and shares of non-U.S. companies traded domestically, but does not invest directly in foreign markets.

The Fund may use derivatives as a hedge, as a substitute for direct investment or as a cash flow management technique.

The International segment may invest up to 10% of its assets in companies in emerging markets.

The Fund is diversified.

	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	Legg Mason Partners Multiple Discipline Funds All Cap and International (Acquired Fund)
Principal Investment Strategies and Material Differences

Specific investment criteria include:

All Cap Growth: superior balance sheets, exceptional management, and long-term consistent operating histories; rapid earnings growth potential, unrecognized values and industry leadership; and management teams with significant ownership stakes in the company.

All Cap Value: fundamental security analysis; long-term value orientation; stock prices that are undervalued relative to long-term business fundamentals; strong balance sheets and stock prices that do not accurately reflect cash flows, tangible assets or management skills; cyclical stocks and companies temporarily out of favor with analysts; undervalued industry sectors; fundamental and technical analysis across portfolio holdings; and company insider trading patterns.

If the New Management Agreement is approved, the focus on intrinsic value across the entire portfolio would be implemented by looking to quantitative factors such as the discounted value of its projected future free cash flows, the capability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business and qualitative factors may also be considered, including an assessment of the company’s products, competitive positioning, strategy, industry economics and dynamics, and regulatory frameworks, among others. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and changes, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in governmental policy or geopolitical dynamics.

Specific investment criteria include:

All Cap Growth: See All Cap Growth and Value

All Cap Value See All Cap Growth and Value

International In selecting individual companies for investment, the International segment managers consider each of the following value characteristics: low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector; high yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market; low price-to-book value ratio (stock price divided by book value per share) relative to the market; low price-to-cash flow ratio (stock price divided by net income plus noncash charges per share) relative to the market; and financial strength.

Investment Manager/ Sub-Adviser	Legg Mason Partners Fund Advisor, LLC/ ClearBridge (Sub-Adviser)	Legg Mason Partners Fund Advisor, LLC /ClearBridge and Causeway Capital Management LLC (Sub-Advisers)

Portfolio Managers	Roger Paradiso and Kirstin Mobyed (Coordinating Portfolio Managers) Richard A. Freeman and Alan Blake (All Cap Growth Segment) John Goode and Peter Hable (All Cap Value Segment)

Roger Paradiso and Kirstin Mobyed (Coordinating Portfolio Managers)

Richard A. Freeman and Alan Blake (All Cap Growth Segment)

John Goode and Peter Hable (All Cap Value Segment)

Sarah H. Ketterer, Harry W. Hartford, James A. Doyle and Jonathan P. Eng, Causeway Capital Management LLC (International Segment)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)/ Legg Mason Partners Growth and Income Fund (Acquired Fund)

	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	Legg Mason Partners Growth and Income Fund (Acquired Fund)
Investment Objective(s)	Long-term capital growth.	Reasonable growth and income.

Principal Investment Policies and Material Differences

The Fund invests primarily in equity companies of any size.

Target allocation is 50% to All-Cap Growth and 50% to All Cap Value. The portfolio is rebalanced to the extent that either segment’s securities equal or exceed 60% of assets.

The Fund may use derivatives as a hedge, as a substitute for direct investment or as a cash flow management technique.

The Fund may invest to a limited extent in ADRs or non-U.S. companies traded domestically.

The Fund is diversified.

It is proposed that the Acquiring Fund adopt a new investment strategy and change its status to “non-diversified.”

The Fund invests principally in equity securities, including convertible securities (including junk bonds), that provide dividend or interest income and may also invest for capital appreciation.

The Fund may invest up to 20% of its assets in foreign securities directly or through ADR’s.

The Fund may use derivatives as a hedge, as a substitute for direct investment, as a cash flow management technique or to enhance return.

The Fund may short securities.

The Fund will not invest in securities of companies primarily engaged in the tobacco or alcohol businesses.

The Fund is diversified.

The manager seeks to have a weighted average market cap similar to that of the S&P 500.

Principal Investment Strategies and Material Differences

Specific investment criteria include:

All Cap Growth: superior balance sheets, exceptional management, and long-term consistent operating histories; rapid earnings growth potential, unrecognized values and industry leadership; and management teams with significant ownership stakes in the company.

All Cap Value: fundamental security analysis; long-term value orientation; stock prices that are undervalued relative to long-term business fundamentals; strong balance sheets and stock prices that do not accurately reflect cash flows, tangible assets or management skills; cyclical stocks and companies temporarily out of favor with analysts; undervalued industry sectors; fundamental and technical analysis across portfolio holdings; and company insider trading patterns.

If the New Management Agreement is approved, the focus on intrinsic value across the entire portfolio would be implemented by looking to quantitative factors such as the discounted value of its projected future free cash flows, the capability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business and qualitative factors may also be

The manager uses fundamental analysis to identify high-quality companies and then considers whether they are relatively over- or under-valued. The manager also looks for catalysts such as good management, positive strategic changes, or improvement in competitive position. The manager favors companies with above-average dividend yields.

	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Acquiring Fund)	Legg Mason Partners Growth and Income Fund (Acquired Fund)

considered, including an assessment of the company’s products, competitive positioning, strategy, industry economics and dynamics, and regulatory frameworks, among others. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and changes, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in governmental policy or geopolitical dynamics.

Investment Manager/ Sub-Adviser	Legg Mason Partners Fund Advisor, LLC/ ClearBridge (Sub-Adviser)	Legg Mason Partners Fund Advisor, LLC/ ClearBridge (Sub-Adviser)

Portfolio Managers	Roger Paradiso and Kirstin Mobyed (Coordinating Portfolio Managers) Richard A. Freeman and Alan Blake (All Cap Growth Segment) John Goode and Peter Hable (All Cap Value Segment)	Michael Kagan

APPENDIX D

Financial Highlights of Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

The financial highlights tables are intended to help you understand the performance of each class of Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value that is being offered to Acquired Fund shareholders for the past five years (or since inception if less than five years). Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value does not currently offer Class 1 shares and therefore no financial highlights are shown for this class. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been derived from Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value’s financial statements, are included in the annual reports (available upon request).

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

For a share of each class of capital stock outstanding throughout each year ended April 30:

Class A Shares(1)	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$8.02	$7.96	$6.32	$7.89	$9.23
Income (Loss) From Operations:
Net investment income (loss)	0.01	0.01	(0.03)	(0.02)	(0.05)
Net realized and unrealized gain (loss)	1.39	0.05	1.67	(1.55)	(1.29)

Total Income (Loss) From Operations	1.40	0.06	1.64	(1.57)	(1.34)

Net Asset Value, End of Year	$9.42	$8.02	$7.96	$6.32	$7.89

Total Return(2)	17.46%	0.75%	25.95%	(19.90)%	(14.52)%
Net Assets, End of Year (000s)	$91,562	$84,629	$48,352	$25,273	$37,371

Ratios to Average Net Assets:
Gross expenses	1.21%	1.20%	1.19%	1.20%	1.21%
Gross expenses, excluding interest expense	1.20	—	—	—	—
Net expenses(3)	1.19 (4)	1.18 (4)	1.19	1.20	1.21
Net expenses, excluding interest expense(3)	1.19 (4)	—	—	—	—
Net investment income (loss)	0.06	0.14	(0.36)	(0.37)	(0.64)
Portfolio Turnover Rate	24%	15%	125%	47%	35%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares will not exceed 1.40%.
(4)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

For a share of each class of capital stock outstanding throughout each year ended April 30:

Class B Shares(1)	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.74	$7.73	$6.18	$7.78	$9.18
Income (Loss) From Operations:
Net investment loss	(0.06)	(0.05)	(0.08)	(0.07)	(0.11)
Net realized and unrealized gain (loss)	1.34	0.06	1.63	(1.53)	(1.29)

Total Income (Loss) From Operations	1.28	0.01	1.55	(1.60)	(1.40)

Net Asset Value, End of Year	$9.02	$7.74	$7.73	$6.18	$7.78

Total Return(2)	16.54%	0.13%	25.08%	(20.57)%	(15.25)%
Net Assets, End of Year (000s)	$71,865	$73,331	$56,434	$39,445	$61,693

Ratios to Average Net Assets:
Gross expenses	1.97%	1.97%	1.94%	1.97%	1.93%
Gross expenses, excluding interest expense	1.96	—	—	—	—
Net expenses(3)	1.95 (4)	1.94 (4)	1.94	1.97	1.93
Net expenses, excluding interest expense(3)	1.95 (4)	—	—	—	—
Net investment loss	(0.70)	(0.62)	(1.13)	(1.14)	(1.36)
Portfolio Turnover Rate	24%	15%	125%	47%	35%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class B shares will not exceed 2.15%.
(4)	The investment manager voluntarily waived a portion of its fee and/or reimbursed expenses.

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

For a share of each class of capital stock outstanding throughout each year ended April 30:

Class C Shares(1)	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.74	$7.74	$6.19	$7.78	$9.18
Income (Loss) From Operations:
Net investment loss	(0.06)	(0.05)	(0.08)	(0.07)	(0.11)
Net realized and unrealized gain (loss)	1.35	0.05	1.63	(1.52)	(1.29)

Total Income (Loss) From Operations	1.29	0.00	1.55	(1.59)	(1.40)

Net Asset Value, End of Year	$9.03	$7.74	$7.74	$6.19	$7.78

Total Return(2)	16.67%	0.00%	25.04%	(20.44)%	(15.25)%
Net Asset, End of Year (000s)	$190,538	$215,024	$215,044	$176,460	$299,640

Ratios to Average Net Assets:
Gross expenses	1.93%	1.95%	1.91%	1.93%	1.93%
Gross expenses, excluding interest expense	1.93	—	—	—	—
Net expenses(3)	1.91 (4)	1.92 (4)	1.91	1.93	1.93
Net expenses, excluding interest expense(3)	1.90 (4)	—	—	—	—
Net investment loss	(0.65)	(0.60)	(1.11)	(1.10)	(1.36)
Portfolio Turnover Rate	24%	15%	125%	47%	35%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	As a result of a voluntary expense limitation the ratio of expenses to average net assets of Class C shares will not exceed 2.15%
(4)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

For a share of each class of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

Class Y Shares(1)	2006	2005(2)
Net Asset Value, Beginning of Year	$8.03	$8.07
Income (Loss) From Operations:
Net investment income	0.04	0.01
Net realized and unrealized gain (loss)	1.40	(0.05)

Total Income (Loss) From Operations	1.44	(0.04)

Net Asset Value, End of Year	$9.47	$8.03

Total Return(3)	17.93%	(0.50)%
Net Assets, End of Year (000s)	$13,105	$5,545

Ratios to Average Net Assets:
Gross expenses	0.80%	0.81	%(4)
Gross expenses, excluding interest expense	0.80	—
Net expenses(5)	0.80 (6)	0.81	(4)
Net expenses, excluding interest expense(5)	0.80 (6)	—
Net investment income	0.45	0.29	(4)
Portfolio Turnover Rate	24%	15%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the period November 4, 2004 (inception date) to April 30, 2005.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class Y shares will not exceed 0.99%.
(6)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

APPENDIX E

Management’s Discussion of Fund Performance for the Acquiring Fund

The discussion of performance for Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value in this Appendix E is taken from its most recent annual report to shareholders and does not reflect developments occurring after the report was filed with the SEC and sent to shareholders. Please note in particular that the name of the Fund and names of the portfolio managers may have changed since the date of the report.

Manager Overview

Special Shareholder Notice

Prior to April 7, 2006, the Fund operated under the name Smith Barney Multiple Discipline Funds All Cap Growth and Value Fund. The Fund’s investment strategy and objective have not changed.

Q.	What were the overall market conditions during the Fund’s reporting period?

A. The U.S. stock market rose over the 12-month reporting period, as the S&P 500 Indexi gained 15.41%. To a great extent, we believe market performance was driven by strong corporate profits and investors’ perceptions regarding interest rates. In particular, indications that the Federal Reserve Board (“Fed”)ii may pause or stop its campaign of raising interest rates buoyed the market. However, when economic data pointed to rising inflation, it often led to market weakness, as investors became concerned that the Fed would continue raising rates and choke off the economic expansion. The U.S. market’s rally was broad-based, as virtually every sector of the market rose over the reporting period. From a market cap perspective, the Russell 2000,iii Russell Midcapiv and Russell 1000v Indexes returned 33.47%, 26.42%, and 16.71%, respectively. In terms of investment style, value stocks were the clear winner, as the Russell 3000 Valuevi and Russell 3000 Growthvii Indexes returned 19.33% and 16.90%, respectively.

Over the last year, the U.S. bond market was impacted by the strong economy, inflationary pressures and continued rate hikes by the Fed. To gain some perspective on how far we’ve come in terms of interest rates, consider the following. In May 2004 the federal funds rate,viii a barometer of short-term interest rates, was a more 1.00%, its lowest level in more than 40 years. This was due, in part, to the Fed’s attempt to stimulate the economy in the aftermath of September 11th.

By June of 2004, the economy appeared to be on solid footing and the Fed officially ended its accommodative monetary policy by instituting its first rate hike in four years, bringing the federal funds rate from 1.00% to 1.25%. At that time, the Fed telegraphed what it had in mind for short-term rates as it said, “policy accommodation can be removed at a pace that is likely to be measured.” The Fed certainly has been true to its word, as it instituted 15 straight 0.25% rate hikes through the end of April 2006, bringing the federal funds rate to 4.75%. After the reporting period ended, the Fed again raised rates in May to 5.00%.

Performance Review

For the 12 months ended April 30, 2006, Class A shares of the Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value, excluding sales charges, returned 17.46%. These shares underperformed the Fund’s unmanaged benchmark, the Russell 3000 Index,ix which returned 18.08% for the same period. The Lipper Multi-Cap Core Funds Category Average1 increased 19.16% over the same time frame.

Performance Snapshot as of April 30, 2006 (excluding sales charges) (unaudited)
	6 months	12 months
MDF All Cap Growth and Value—Class A Shares	9.28%	17.46%
Russell 3000 Index	10.70%	18.08%
Lipper Multi-Cap Core Funds Category Average	11.46%	19.16%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended April 30, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 834 funds in the Fund’s Lipper category, and excluding sales charges.

Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Excluding sales charges, Class B shares returned 8.94%, Class C shares returned 8.93% and Class Y shares returned 9.48% over the six months ended April 30, 2006. Excluding sales charges, Class B shares returned 16.54%, Class C shares returned 16.67% and Class Y shares returned 17.93% over the twelve months ended April 30, 2006. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Q.	What were the most significant factors affecting Fund performance? What were the leading contributors to performance?

A. The Fund’s underperformance relative to the Russell 3000 Index was due to both sector allocation and security selection. An overweight position in information technology and an underweight position in utilities contributed favorably to performance; however, this benefit was more than offset by an overweight in the healthcare sector and an overweight in the consumer discretionary sector, which negatively impacted performance. Security selection was strongest in the information technology and financials sectors and weakest in the consumer discretionary and industrials sectors. In terms of individual holdings, the Fund’s largest contributors to performance were Texas Instruments Inc., a company that designs and supplies digital signal processors, Weatherford International Ltd., an oil and gas equipment and services company, SanDisk Corp., a company that produces flash memory data storage products, Merrill Lynch & Co. Inc., a large financial services firm and Lehman Brothers Holdings Inc., a provider of financial services. The Fund continued to be invested in the securities above at the end of the reporting period.

What were the leading detractors from performance?

A. The largest detractors from performance for the period were Johnson & Johnson, a manufacturer and seller of healthcare products, Comcast Corp., a cable and internet communications company, Dell Inc., a computer systems and services company, Lear Corp., a provider of automotive interior systems and Tyco International Ltd., a diversified manufacturing and services company. The Fund sold its position in Lear Corp. and remained invested in the other securities at the end of the period.

Q.	Were there any significant changes to the Fund during the reporting period?

A. While the composition of the segments may have changed during the period, there were no material changes in the target allocations made to the segments during the period by the coordinating portfolio managers.

Thank you for your investment in the Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Roger Paradiso Co-Coordinating Portfolio Manager	Kirsten Mobyed Co-Coordinating Portfolio Manager

June 2, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2006 and are subject to change and may not be representative of the portfolio manager’s current or future investments. The Fund’s top ten holdings (as a percentage of net assets) as of this date were: Texas Instruments Inc. (2.9%), Cisco Systems Inc. (2.2%), Johnson & Johnson (2.2%), Pfizer Inc. (2.2%), Time Warner Inc. (2.1%), Merrill Lynch & Co., Inc, (2.0%), Microsoft Corp. (2.0%), Walt Disney Co. (1.9%), Biogen Idec Inc. (1.9%) and Home Depot Inc. (1.9%). Please refer to pages 10 through 14 for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager’s current or future investments. The Fund’s top five sector holdings (as a percentage of net assets) as of April 30, 2006 were: Information Technology (19.4%), Healthcare (17.6%), Consumer Discretionary (17.2%), Financials (13.1%) and Industrials (9.3%). The Fund’s portfolio composition is subject to change at any time.

RISKS: Diversification does not assure against loss. The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Foreign stocks are subject to certain risks of overseas investing not associated with domestic investing such as currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

i	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
iv	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.
v	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
vi	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)
vii	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
viii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
ix	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market.

Fund Performance

Average Annual Total Returns(1) (unaudited)
	Without Sales Charges(2)
	Class A	Class B	Class C	Class Y
Twelve Months Ended 4/30/06	17.46%	16.54%	16.67%	17.93%
Five Years Ended 4/30/06	0.41%	(0.35)	(0.33)	N/A
Inception* through 4/30/06	(3.22)	(3.94)	(3.92)	11.37

	With Sales Charges(3)
	Class A	Class B	Class C	Class Y
Twelve Months Ended 4/30/06	11.61%	11.54%	15.67%	17.93%
Five Years Ended 4/30/06	(0.63)	(0.55)	(0.33)	N/A
Inception* through 4/30/06	(4.07)	(3.94)	(3.92)	11.37

Cumulative Total Returns(1) (unaudited)

Without Sales Charges(2)
Class A (Inception* through 4/30/06)	(17.37)%
Class B (Inception* through 4/30/06)	(20.88)
Class C (Inception* through 4/30/06)	(20.79)
Class Y (Inception* through 4/30/06)	17.35

(1)	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares. When redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class B and C shares.
(3)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%, Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
*	Inception date for Class A, B and C shares is June 30, 2000 and inception date for Class Y shares is November 4, 2004.

Historical Performance (unaudited)

Value of $10,000 Invested in Class A, B and C Shares of the Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value vs. Russell 3000 Index† (June 2000 — April 2006)

†	Hypothetical illustration of $10,000 invested in Class A, B and C shares on June 30, 2000 (inception date), assuming deduction of the 5.00% maximum initial sales charge at the time of investment for Class A shares, and the deduction of the maximum 5.00% and 1.00% CDSC for Class B and Class C shares, respectively. It also assumes reinvestment of all distributions, including returns of capital, if any, at net asset value through April 30, 2006. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market. Figures for the Russell 3000 Index include the reinvestment of dividends. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other class may be greater or less than the classes indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other class.
All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

APPENDIX F

HISTORICAL PERFORMANCE OF EACH FUND

Historical Performance of Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Performance Information*

The following shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the information below show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, C and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, and the performance for Class A shares reflects the impact of taxes paid on distributions and dividends and the redemption of shares at the end of the period. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The average annual total return for Class A shares of Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value, as shown in the performance table below, would have been lower had the new initial sales charge been in effect during the entire period shown. Performance information showing the effect of the increased initial sales charge will be available on the Legg Mason Partners Funds’ website at http://www.LeggMason.com/InvestorServices on or before November 20, 2006.

Total Return—Class A Shares

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

	Highest 4th Quarter 2001	Lowest 3rd Quarter 2001	Year-to-date through 09/30/06
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	19.01%	(22.15)%	6.47%

*	Prior to January 21, 2004, the Fund followed different investment strategies under the name “Premier Selections All Cap Growth Fund.”

Average Annual Total Returns (for periods ended 12/31/05)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	1 Year	5 Years	Since Inception	Inception Date
Class A				06/30/00
Return before taxes	0.22%	(3.43)%	(5.15)%
Return after taxes on distributions(1)	0.22%	(3.43)%	(5.15)%
Return after taxes on distributions and sale of fund shares(1)	0.15%	(2.88)%	(4.29)%
Other Classes (Return before taxes only)
Class B	(0.38)%	(3.38)%	(4.99)%	06/30/00
Class C	3.74%	(3.16)%	(4.97)%	06/30/00
Class Y	5.88%	N/A	9.89%	11/04/04
Russell 3000 Index	6.12%	1.58%	(0.16)%		(2)

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from these shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns shown above are for Class A shares only. After-tax returns for Class B, Class C and Class Y shares will vary.
(2)	The Russell 3000 Index measures the performance of the 3,000 largest U.S companies based on total market capitalization. Index comparison begins on 06/30/00.

It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Historical Performance of Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value

Performance Information*

The following shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the information below show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, C and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, and the performance for Class A shares reflects the impact of taxes paid on distributions and dividends and the redemption of shares at the end of the period. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The average annual total return for Class A shares of Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value, as shown in the performance table below, would have been lower had the new initial sales charge been in effect during the entire period shown. Performance information showing the effect of the increased initial sales charge will be available on the Legg Mason Partners Funds’ website at http://www.LeggMason.com/InvestorServices on or before November 20, 2006.

Total Return—Class A Shares

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

	Highest 2nd Quarter 2003	Lowest 3rd Quarter 2002	Year-to-date through 09/30/06
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	17.54%	(22.52)%	5.76%

*	Prior to January 21, 2004, the Fund followed different investment strategies under the name “Premier Selections Large Cap Fund.”

Average Annual Total Returns (for periods ended 12/31/05)

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	1 Year	5 Years	Since Inception	Inception Date
Class A				08/31/99
Return before taxes	(1.39)%	(5.22)%	(3.60)%
Return after taxes on distributions(1)	(1.54)%	(5.35)%	(3.78)%
Return after taxes on distributions and sale of fund shares(1)	(0.90)%	(4.44)%	(3.11)%
Other Classes (Return before taxes only)
Class B	(2.00)%	(5.17)%	(3.56)%	08/31/99
Class C	2.00%	(4.97)%	(3.56)%	08/31/99
Class Y	N/A	N/A	N/A		(2)
Russell 1000 Index	6.27%	1.07%	1.48%		(3)

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns shown above are for Class A shares only. After-tax returns for Class B, Class C and Class Y shares will vary.
(2)	No Class Y shares were outstanding on December 31, 2005.
(3)	The Russell 1000 Index measures the performance of those 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Index comparison begins on 08/31/99.

It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Historical Performance of Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value

Performance Information*

The following shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of broad-based securities market indexes. The bar chart and the information below show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, C and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, and the performance for Class A shares reflects the impact of taxes paid on distributions and dividends and the redemption of shares at the end of the period. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The average annual total return for Class A shares of Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value, as shown in the performance table below, would have been lower had the new initial sales charge been in effect during the entire period shown. Performance information showing the effect of the increased initial sales charge will be available on the Legg Mason Partners Funds’ website at http://www.LeggMason.com/InvestorServices on or before November 20, 2006.

Total Return—Class A Shares

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

	Highest 4th Quarter 2001	Lowest 2nd Quarter 2002	Year-to-date through 09/30/06
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	18.34%	(23.76)%	8.28%

*	Prior to January 21, 2004, the Fund followed different investment strategies under the name “Premier Selections Global Growth Fund.”

Average Annual Total Returns (for periods ended 12/31/05)

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	1 Year	5 Years	Since Inception	Inception Date
Class A
Return before taxes	0.64%	(2.82)%	(4.30)%	06/30/00
Return after taxes on distributions(1)	0.64%	(2.82)%	(4.30)%
Return after taxes on distributions and sale of fund shares(1)	0.42%	(2.38)%	(3.60)%
Other Classes (Return before taxes only)
Class B	0.12%	(2.77)%	(4.15)%	06/30/00
Class C	4.11%	(2.54)%	(4.11)%	06/30/00
Class Y	6.41%	N/A	11.28%	11/04/04
MSCI World Growth Index	9.41%	0.07%	(4.42)%		(2)
MSCI EAFE Index	13.54%	4.55%	2.05%		(3)
Russell 3000 Index	6.12%	1.58%	(0.16)%		(4)

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns shown above are for Class A shares only. After-tax returns for Class B, Class C and Class Y shares will vary.
(2)	The MSCI World Growth Index is an unmanaged index considered representative of growth stocks of developed countries. Index performance is calculated with net dividend. Index comparison begins on 06/30/00.
(3)	The MSCI EAFE (Europe, Australasia and Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. (The 22 countries include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom, Australia, New Zealand, Hong Kong, Japan, Malaysia and Singapore). Index performance is calculated with net dividend. Index comparison begins on 06/30/00.
(4)	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Index comparison begins on 6/30/00.

It is not possible to invest directly in an index. An index does not reflect deductions for fees, expenses or taxes.

Historical Performance of Legg Mason Partners Multiple Discipline Funds All Cap and International

Performance Information

Because Legg Mason Partners Multiple Discipline Funds All Cap and International has not been in existence for a full calendar year, it does not yet have sufficient operating history to generate the performance information that other mutual funds show in bar and table form.

Historical Performance of Legg Mason Partners Growth and Income Fund

Performance Information

The following shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the information below show performance of the Fund’s Smith Barney Class 1 shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Smith Barney Class 1, A, B, C, O, P and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The average annual total return for Class A shares of Legg Mason Partners Growth and Income Fund, as shown in the performance table below, would have been lower had the new initial sales charge been in effect during the entire period shown. Performance information showing the effect of the increased initial sales charge will be available on the Legg Mason Partners Funds’ website at http://www.LeggMason.com/InvestorServices on or before November 20, 2006.

Calendar Year Total Returns—Smith Barney Class 1

Highest and Lowest Quarter Returns (for periods shown in the bar chart):

	Highest 4th Quarter 1998	Lowest 3rd Quarter 2002	Year-to-date through 09/30/06
Legg Mason Partners Growth and Income Fund	19.51%	(18.28)%	5.72%

Average Annual Total Returns—Smith Barney Classes (for periods ended 12/31/05)

Legg Mason Partners Growth And Income Fund	1 year	5 years	10 years	Since Inception*	Inception Date
Class 1 Return Before Taxes	(5.07)%	(1.65)%	5.49%	—	04/14/87
Class 1 Return After Taxes on Distributions(1)	(5.26)%	(1.86)%	3.87%	—	04/14/87
Class 1 Return After Taxes on Distributions and Sale of Fund Shares(1)	(3.30)%	(1.52)%	4.06%	—	04/14/87
Class A Return Before Taxes	(1.72)%	(1.22)%	N/A	5.62%	08/18/96
Class B Return Before Taxes	(2.26)%	(1.36)%	N/A	5.28%	08/18/96
Class C Return Before Taxes	1.83%	(0.79)%	N/A	(1.68)%	10/06/00
Class O Return Before Taxes	2.28%	(0.53)%	N/A	(0.90)%	12/08/00
Class P Return Before Taxes	(1.80)%	(0.71)%	N/A	(0.87)%	12/08/00
Class Y Return Before Taxes	4.09%	0.39%	N/A	0.01%	12/08/00
S&P 500 Index(2)	4.91%	0.54%	9.07%	N/A	N/A

(1)	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns shown above are for Smith Barney Class I shares only. After-tax returns for Smith Barney Class A, Class B, Class C, Class O, Class P and Class Y shares will vary.
(2)	The S&P 500 Index is a market-value weighted index comprised of 500 widely held common stocks. It is not possible to invest directly in the index. An index does not reflect deductions for fees, expenses or taxes.
*	Information is provided only for classes with less than 10 years performance history.

APPENDIX G

Similarities and Differences in the Forms of Organization of the Acquired Funds and the Acquiring Fund

Comparison of Maryland Corporations and Massachusetts Trusts

A fund organized as a Massachusetts Trust (a “Massachusetts Trust”) is governed by its declaration of trust or similar instrument. Massachusetts law allows the trustees of a business trust to set the terms of a fund’s governance in its declaration. All power and authority to manage the fund and its affairs generally reside with the trustees, and shareholder voting and other rights are limited to those provided to the shareholders in the declaration. Because Massachusetts law governing business trusts provides so much flexibility compared to typical state corporate statutes, the Massachusetts Trust has become a common form of organization for mutual funds. However, some consider it less desirable than other entities because it relies on the terms of the applicable declaration and judicial interpretations rather than statutory provisions for substantive issues, such as the personal liability of shareholders and trustees, and does not provide the level of certitude that corporate laws like those of Maryland, or newer statutory trust laws, provide.

A fund organized as a Maryland Corporation (a “Maryland Corporation”), on the other hand, is governed both by the Maryland General Corporation Law (the “MGCL”) and the Maryland Corporation’s charter. For a fund organized as a Maryland Corporation, unlike a Massachusetts Trust, the MGCL prescribes many aspects of corporate governance.

Shareholders of a Maryland Corporation are generally shielded from personal liability for the corporation’s debts or obligations. Shareholders of a Massachusetts Trust, on the other hand, are not shielded from the trust’s liabilities. Instead, a fund’s declaration of trust typically provides that a shareholder will not be liable, and further provides for indemnification to the extent that a shareholder is found personally liable, for the fund’s acts or obligations. The declaration of each Fund organized as a Massachusetts Trust (a “Massachusetts Fund”) contains such provisions.

Similarly, the trustees of a Massachusetts Trust are not shielded from personal liability for the obligations of the trust by form of organization. The directors of a Maryland Corporation, on the other hand, are generally shielded from personal liability for the corporation’s acts or obligations under the corporate form of organization. Courts in Massachusetts have, however, recognized limitations of a trustee’s liability in contract actions for the obligations of a trust contained in the trust’s declaration, and declarations may also provide that trustees may be indemnified out of the assets of the trust to the extent held personally liable. The declarations for each of the Massachusetts Funds contain such provisions.

Maryland Corporations

Each Maryland corporation is governed by the MGCL, its charter and Bylaws. Some of the key provisions of the MGCL, the charters and Bylaws are summarized below. Although the Maryland corporations’ charters and Bylaws contain some very similar provisions, there are differences in a number of provisions. The following is a summary of the MGCL, the charter and Bylaws of each Maryland Corporation and is qualified in its entirety for each Maryland Corporation by reference to the MGCL and its charter and Bylaws.

Shareholder Voting

Under the MGCL, a Maryland corporation generally cannot dissolve, amend its charter, or engage in a statutory share exchange, merger or consolidation unless approved by a vote of shareholders. Depending on the circumstances and the charter of the corporation, there may be various exceptions to these votes. Shareholders of Maryland corporations are generally entitled to one vote per share and fractional votes for fractional shares held. For each of the Maryland Corporations, shareholders of all series and classes vote together as a single class, except as otherwise required by the 1940 Act or required or permitted by their charters.

Election and Removal of Trustees

Shareholders of a Maryland corporation may vote on the election and removal of directors. Maryland law does not require a corporation registered as an open-end investment company to hold annual meetings in any year that the election of directors is not required under the 1940 Act. Each Maryland corporation will call a meeting of shareholders whenever required by the 1940 Act to elect directors.

The charter of each Maryland Corporation generally provides that its Board has the power to set the number of directors and, in most circumstances, to fill vacancies except when the 1940 Act requires that a vacancy be filled by the shareholders. Directors are elected by a plurality vote and serve until their successors are elected and qualify.

Amendments to the Charter

Under the MGCL, shareholders of corporations registered as open-end investment companies are entitled to vote on amendments to the charter. However, the board of directors of an open-end investment company is authorized, without a vote of the shareholders, to amend the charter to change the name of the corporation, to change the name or designation of any class or series of stock and to change the par value of the authorized shares. The board of directors is also authorized to supplement the charter to increase the number of authorized shares or the number of shares in any class or series.

Issuance and Redemption of Shares

The board of directors of each Maryland Corporation has the power to authorize the issuance of stock and, prior to issuance of shares of each class or series, the board of directors of each Maryland Corporation is required by Maryland law to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. A Maryland corporation registered an open-end investment company may involuntarily redeem a shareholder’s shares under certain circumstances, unless prohibited by the charter.

Series and Classes

The 1940 Act provides that an investment company may have multiple series and classes, and provides rules for the equitable treatment of holders and series and classes, including for the separate voting rights of series and classes, and for the differential fees that may be charged to different classes. The charters of the Maryland corporations generally do not restrict the authority to directors within this statutory framework to establish series and classes in addition to those currently established and to determined the rights and preferences of the shares of the series and classes.

Shareholder, Trustee and Officer Liability

Under Maryland law, shareholders generally are not personally liable for debts or obligations of a corporation. With respect to directors, the MGCL provides that a director who has met his or her statutory standard of conduct has no liability for reason of having been a director. Additionally, the MGCL permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The charter of Legg Mason Partners Investment Funds, Inc. contains such a provision which eliminates such liability to the maximum extent permitted by the MGCL. The Bylaws of Legg Mason Partners Investment Funds, Inc. generally provide for indemnification (including the advance of expenses) for directors and officers. The indemnification provisions and the limitation on liability are both subject to any limitations of the 1940 Act, which generally provides that no director or officer shall be protected from liability to the corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The provisions governing the advance of expenses are subject to applicable requirements of the 1940 Act or rules thereunder.

Derivative Actions

There are no provisions relating to shareholder derivative actions in the charters of any of the Maryland Corporations. Under Maryland law, applicable case law at the time of a particular derivative action will establish any requirements or limitations with respect to shareholder derivative actions.

Massachusetts Funds

The Massachusetts Fund is governed by its own declaration of trust (the “Massachusetts Fund Declaration” or the “Declaration”). Some of the key provisions of the Massachusetts Fund Declaration are summarized below. The summary qualified in its entirety by reference to the Declaration.

Shareholder Voting

The 1940 Act requires a vote of shareholders on matters that Congress has determined might have a material effect on shareholders and their investments. For example, shareholder consent is required under the 1940 Act to approve new investment advisory agreements in many cases, an increase in an advisory fee or a 12b-1 fee, changes to fundamental policies, the election of directors or trustees in certain circumstances, and the merger or reorganization of a fund in certain circumstances, particularly where the merger or consolidation involves an affiliated party. Shareholders of the Massachusetts Funds are generally entitled to vote only on matters required by the 1940 Act or other applicable laws and certain other matters, including (i) the removal of trustees, (ii) with respect to certain amendments to the Massachusetts Fund Declaration; and (iii) in connection with certain mergers, consolidations or sales of assets.

The 1940 Act does not require funds to hold an annual meeting of shareholders and the Massachusetts Fund is not required to hold such meetings. The Massachusetts Fund will call a special meeting of shareholders whenever required by the 1940 Act or by the terms of the Massachusetts Fund Declaration. The Massachusetts Fund Declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the dollar value of those shares determined on the record date. Shareholders of all series and classes vote together, except where required by the 1940 Act to vote separately by series or by class, or when the trustees have determined that a matter affects only the interests of one or more series or classes of shares.

Election and Removal of Trustees

The Massachusetts Fund Declaration provides that the trustees determine the size of the board of trustees. It also provides that vacancies on the board of trustees may be filled by the remaining trustees, except when election by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality vote of the shareholders. The Massachusetts Fund Declaration also provides that a mandatory retirement age may be set by action of two-thirds of the trustees. The Massachusetts Fund Declaration provides that trustees may be removed by vote of shareholders holding two-thirds of the voting power of the trust, or by vote of two-thirds of the remaining trustees.

Amendments to the Declaration

The trustees of the Massachusetts Fund are authorized to amend the Massachusetts Fund Declaration without the vote of shareholders except in certain circumstances. Shareholders of the Massachusetts Fund are entitled to vote on amendments that (a) would affect their right to vote granted in Massachusetts Fund Declaration; (b) any amendment to the provision of the Massachusetts Fund Declaration relating to amendments; (c) any amendment required by law, or otherwise to be approved by shareholders; and (d) any amendment submitted to them by the trustees.

The Massachusetts Fund Declaration places restrictions on amendments that may impair the exemption from personal liability granted in the Massachusetts Fund Declaration to the shareholders, trustees, officers, employees and agents of the Massachusetts Fund or that permit assessments upon shareholders or former shareholders. In addition, the Massachusetts Fund Declaration prohibits amendments that would limit the rights to indemnification or insurance provided in the Massachusetts Fund Declaration with respect to actions or omissions of persons entitled to indemnification under the Massachusetts Fund Declaration prior to the amendment.

Issuance and Redemption of Shares

The trustees of the Massachusetts Fund are permitted to issue an unlimited number of shares for such consideration and on such terms as the trustees may determine. Shareholders are not entitled to any preference, preemptive, conversion, exchange or similar rights, expect as the trustees may determine. The Massachusetts Fund Declaration provides that a shareholder may redeem his or her shares at the price determined in accordance with the Massachusetts Fund Declaration. The Massachusetts Fund Declaration provides that the Massachusetts Fund may involuntarily redeem a shareholder’s shares upon such conditions as may be determined by the trustees.

Series and Classes

The 1940 Act provides that an investment company may have multiple series and classes, and provides rules for the fair and equitable treatment of holders of series and classes, including for the separate voting rights of series and classes, and for the differential fees that may be charged to different classes. The Massachusetts Fund Declaration gives broad authority to the trustees within this statutory framework to establish series and classes in addition to those currently established and to determine the rights and preferences of the shares of the series and classes, and to change those rights and preferences from time to time. The trustees are also authorized to terminate a series or a class at any time without a vote of shareholders. The Massachusetts Fund Declaration provides that shares of a series represent an interest in that series only, and not in the assets of any other series or the Massachusetts Fund generally.

Shareholder, Trustee and Officer Liability

The Massachusetts Fund Declaration provides that shareholders have no personal liability for the obligations of the Massachusetts Fund and require the Massachusetts Fund to indemnify a shareholder from any loss or expense arising from any such liability. In addition, the Massachusetts Fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. Similarly, the Massachusetts Fund Declaration provides that any person who is or has been a trustee, officer or employee of the Massachusetts Fund is not personally liable to any person in connection with the affairs of the Massachusetts Fund, other than the Massachusetts Fund and its shareholders. The Massachusetts Fund Declaration also provides that trustees may rely on expert advice, and will not be liable for errors of judgment or mistakes of fact or law. The Massachusetts Fund Declaration further provides that a trustee or officer is not liable to the Massachusetts Fund or to any shareholder for any actions or failure to act, and requires the Massachusetts Fund to indemnify such persons for any liability and expenses incurred by such person, except in the case of his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of the individual’s office with the Massachusetts Fund. The Massachusetts Fund Declaration provides that the Massachusetts Fund may advance to a trustee or officer the expenses of preparation and presentation of a defense to any claims brought, under certain circumstances. The Massachusetts Fund Declaration further provides that in making certain determinations, the trustee or officer, as the case may be will be afforded a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. The Declaration also clarifies that any trustee who serves as chair of the board or of a committee of the board, lead independent trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such liability.

Derivative Actions

The Massachusetts Fund Declaration provides that shareholders have the right to vote to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the trust or the shareholders. The Massachusetts Fund Declaration provides that, consistent with current judicial interpretations of Massachusetts law, shareholders must make a demand on the trustees, requesting the trustees to bring an action, before the shareholders are entitled to bring or maintain a court action or claim on behalf of the Massachusetts Fund. The Declaration also provides that a trustee shall not be deemed to have a personal financial interest in an action or otherwise be disqualified from ruling on a shareholder demand by virtue of the fact that such trustee receives remunerations from his or her service on the board of trustees of the Massachusetts Fund or on the boards of one or more investment companies with the same or an affiliate investment adviser or underwriter, or the amount of such remuneration.

Discussion of Maryland Trusts

Shareholder Voting

The 1940 Act requires a vote of shareholders on matters that Congress has determined might have a material effect on Shareholders and their investments. For example, shareholder consent is required under the 1940 Act to approve new investment advisory agreements in most cases, an increase in an advisory fee or a 12b-1 fee, changes to fundamental policies, the election of directors or trustees in certain circumstances, and the merger or reorganization of a fund in certain circumstances, particularly where the merger or consolidation involves an affiliated party. Each Declaration of a Maryland Trust provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Maryland law, actions by the trustees without seeking the consent of shareholders. For example, the trustees may amend the Declaration in any respect without shareholder approval. This provision permits the trustees to act quickly in response to competitive or regulatory conditions without the cost and delay of a shareholder meeting when the trustees believe that the amendment is in the interests of shareholders. Similarly, the trustees have broad authority to provide for the merger or consolidation of the trust into another trust or entity, to reorganize the trust, or any series or class into another trust or entity or a series or class of another entity, to sell all or substantially all of the assets of the trust or any series or class to another entity, or a series or class of another entity, or to terminate the trust or any series or class.

The 1940 Act does not require funds to hold an annual meeting of shareholders, and the Maryland Trusts do not require such meetings. Each Maryland Trust will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the declaration. The Declarations provide for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the dollar value of those shares determined on the

Record Date. The Declarations provide that shareholders of all series and classes vote together, except where required by the 1940 Act to vote separately by series or by class, or when the trustees have determined that a matter affects only the interests of one or more series or classes of shares.

Election and Removal of Trustees

The Declarations provide that the trustees establish the number of trustees. The Declarations also provide that vacancies on the Board may be filled by the remaining trustees, except when election of trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast of the shareholders at a meeting at which a quorum is present. The Declarations also provide that a mandatory retirement age may be set by action of two-thirds of the trustees and that trustees may be removed, with or without cause, by vote of shareholders holding two-thirds of the voting power of the trust, or by vote of two-thirds of the remaining trustees. The provisions of the Declarations relating to the election and removal of trustees may not be amended without the approval of two-thirds of the trustees.

Amendments to the Declaration

The trustees of each Maryland Trust are authorized to amend the Declarations in any respect without the vote of shareholders except in certain circumstances. Each Declaration prohibits amendments that impair the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, trustees, officers or, employees of the Maryland Trust or that limit the rights to indemnification or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification under the Declaration prior to the amendment.

Issuance and Redemption of Shares

The trustees of each Maryland Trust are permitted to cause the Maryland Trust issue an unlimited number of shares for such consideration and on such terms as the trustees may determine. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, expect as the trustees may determine. The Declarations provide that a shareholder may redeem his or her shares at the price determined in accordance with the Declaration. The Declarations also provide that a Maryland Trust may involuntarily redeem a shareholder’s shares upon such conditions as may be determined by the trustees, giving the Maryland Trust the flexibility that may be needed to comply with recently enacted legislation such as the USA PATRIOT Act. For example, a shareholder’s shares may be redeemed if the shareholder fails to provide the Maryland Trust with identification required by that Act, or if the Maryland Trust is unable to verify the information received from the shareholder.

Disclosure of Shareholder Holdings

The Declarations specifically require shareholders, upon demand, to disclose to the Fund information with respect to the direct and indirect ownership of shares in order to comply with various laws or law or regulations, and the Fund may disclose such ownership if required by law or regulation.

Small Accounts

Small accounts can be very costly to a fund and all of its shareholders and the Declaration gives the trustees the authority to deal with small accounts in a number of ways. Typically, the only way a fund has been able to deal with these accounts has been to close out the shareholder’s account by redeeming all of the shares in the account, even if the shareholder would like to continue his or her investment in the fund. Under the Declarations, the Maryland Trust would be permitted to assess a fee for small accounts and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

Series and Classes

The 1940 Act provides that an investment company may have multiple series and classes, and provides rules for the fair and equitable treatment of holders of series and classes, including for the separate voting rights of series and classes, and for the differential fees that may be charged to different classes. Each of the Maryland Trusts has been established as a series of a Maryland trust. The Declarations give broad authority to the trustees within this statutory framework, and consistent with Maryland law, to establish series and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The Declarations also give authority to the trustees to change any of those features, to terminate any series or class, and to combine series with other series in the trust, or to combine one of more classes of a series with another class in that series. For example, if a Fund has one or more classes with few shares outstanding, the Fund may combine one or more of its classes with another of its classes, or convert shares of one class into shares of another class, thus permitting the closure of small classes, and decreasing both costs and administrative burdens.

Each share of a Fund represents an interest in that Fund only, and not in the assets of any other Fund generally.

Shareholder, Trustee and Officer Liability

The Declarations provide that shareholders are not personally liable for the obligations of a Maryland Trust and require the Maryland Trust to indemnify a shareholder from any loss or expense arising from any such liability. In addition, the Maryland Trust will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. Similarly, the Declarations provide that a trustee acting in his or her capacity of trustee is not personally liable to any person other than the Maryland Trust or theirs shareholders, for any act, omission, or obligation of the trust. Further, a trustee is held to the same standard of conduct as a director of a Maryland corporation. This requires that a trustee perform his or her duties in good faith and in a manner he or she reasonably believes to be in the best interests of the Maryland Trust, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. Each Declaration also permits the limitation of a trustee’s liability to the full extent provided under Maryland law. Under Maryland law, a trustee is liable to the Maryland Trust or its shareholders for monetary damages only (i) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property, or services or (ii) to the extent that a judgment or other final adjudication adverse to the trustee is entered in a proceeding based on a finding in the proceeding that the trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The Declarations require the Maryland Trust to indemnify any persons who are or who have been trustees, officers or employees of the trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. Under the 1940 Act, a trustee or officer may not be indemnified by the Trust for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declarations also clarify that any trustee who serves as chair of the board or of a committee of the board, lead independent trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Derivative Actions

The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Maryland Trust or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on the Maryland Trust’s trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Maryland Trust, the trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Maryland Trust. The Declaration further provides that shareholders owning shares representing at least 5% of the voting power of the affected Maryland Trust must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Maryland Trust in connection with the consideration of the demand, if in the judgment of the independent trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the Maryland Trust’s costs, including attorneys’ fees.

The Declarations also require that actions by shareholders against a Maryland Trust be brought only in federal court in Baltimore, Maryland, or if not permitted to be brought in federal court, then in state court in Baltimore, Maryland, and that the right to jury trial be waived to the full extent permitted by law.

Each of the Funds is currently a Maryland Corporation or a Massachusetts Trust, and each operates under charter documents that cover many of the same provisions discussed above. However, in most cases it is expected that the Declarations for the Maryland Trusts will provide broader authority to the trustees than the existing charters.

APPENDIX H

5% Shareholders of the Acquired and Acquiring Funds

As of October 20, 2006, to the knowledge of the Funds, no person owned beneficially or of record 5% or more of any class of any Fund, except as set forth in the following table.

Fund	Class of Shares	Name and Address of Owner	Percent of Class
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	A	CitiStreet Retirement Trust Account Citigroup Institutional Trust 400 Atrium Dr. Somerset, NY 08873-4172	5.97%

Legg Mason Partners Multiple Discipline Funds All Cap and International	A	Samuel C Sichko TTEE FBO Shimon Alon Remainder Trust 2 New York, New York 10022-3763	5.39%

Legg Mason Partners Multiple Discipline Funds All Cap and International	B	Britt B. Ewen Ridegewood, NJ 07450	5.24%

Legg Mason Partners Growth and Income Fund	Y	Smith Barney Mutual Fund Management LLC Concert Series SB Allocation Balanced 225 Liberty Street, 24th Floor New York, NY 10281-2606	52.48%

Legg Mason Partners Growth and Income Fund	Y	Smith Barney Mutual Fund Management LLC Concert Series Select Balanced 225 Liberty Street, 24th Floor New York, NY 10281-2606	34.21%

Legg Mason Partners Growth and Income Fund	Y	Smith Barney Mutual Fund Management LLC Concert Series SB Allocation Conservative 225 Liberty Street, 24th Floor New York, NY 10281-2606	13.32%

H-1

APPENDIX I

Comparison of Board Composition

Acquired Fund Board	Acquiring Fund Board
Legg Mason Partners Multiple Discipline Funds—Large Cap Growth and Value Paul R. Ades Dwight B. Crane Frank G. Hubbard Jerome H. Miller Ken Miller Interested Board Member: R. Jay Gerken

Legg Mason Partners Multiple Discipline Funds—All Cap Growth and Value

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Interested Board Member:

R. Jay Gerken

(collectively, “Board A”)

Legg Mason Partners Multiple Discipline Funds—Global All Cap Growth and Value Paul R. Ades Dwight B. Crane Frank G. Hubbard Jerome H. Miller Ken Miller Interested Board Member: R. Jay Gerken	Legg Mason Partners Multiple Discipline Funds—All Cap Growth and Value Board A

Legg Mason Partners Multiple Discipline Funds—All Cap and International Paul R. Ades Dwight B. Crane Frank G. Hubbard Jerome H. Miller Ken Miller Interested Board Member: R. Jay Gerken	Legg Mason Partners Multiple Discipline Funds—All Cap Growth and Value Board A

Legg Mason Partners Growth and Income Fund

Elliott J. Berv

Donald M. Carlton

A. Benton Cocanougher

Mark T. Finn

Stephen Randolph Gross

Diana R. Harrington

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Interested Board Member:

R. Jay Gerken

Legg Mason Partners Multiple Discipline Funds—All Cap Growth and Value Board A

I-1

APPENDIX J

Portfolio Manager Compensation

ClearBridge Advisors, LLC (“ClearBridge”) investment professionals receive base salary and other employee-benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

ClearBridge has implemented an investment management incentive and deferred compensation plan (the “Plan”) for its investment professionals, including the Fund’s portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of ClearBridge investment professionals with those of Fund shareholders and other ClearBridge clients. Under the Plan a “base incentive pool” is established for each team each year as a percentage of ClearBridge’s revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team’s revenues are typically expected to increase or decrease depending on the effect that the team’s investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The “base incentive pool” of a team is reduced by base salaries paid to members of the team and other employee expenses attributable to the team.

The investment team’s incentive pool is then adjusted to reflect its ranking among a “peer group” of non-ClearBridge investment managers and the team’s pre-tax investment performance against the applicable product benchmark (e.g. a securities index and, with respect to a fund, the benchmark set forth in the fund’s prospectus to which the fund’s average annual total returns are compared or, if none, the benchmark set forth in the fund’s annual report). Longer-term (5-year) performance will be more heavily weighted than shorter-term (1-year) performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted based on other qualitative factors by the applicable ClearBridge Chief Investment Officer. The incentive pool will be allocated by the applicable ClearBridge chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

Up to 20% of an investment professional’s annual incentive compensation is subject to deferral. Of that principal deferred award amount, 25% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional’s business activities with the Firm, 25% will accrue a return based on the hypothetical returns of an employee chosen composite fund, and 50% may be received in the form of Legg Mason restricted stock shares.

J-1

APPENDIX K

Forms of Organization

Fund	Organization

Legg Mason Multiple Discipline Funds All Cap Growth and Value	Series of a Maryland Corporation

Legg Mason Multiple Discipline Funds Large Cap Growth and Value	Series of a Maryland Corporation

Legg Mason Multiple Discipline Funds Global All Cap Growth and Value	Series of a Maryland Corporation

Legg Mason Multiple Discipline Funds All Cap and International	Series of a Maryland Corporation

Legg Mason Partners Growth and Income Fund	Series of a Massachusetts Business Trust

K-1

APPENDIX L

Acquired and Acquiring Funds Reports

Fund	Prospectus and SAI	Annual Report	Semi-Annual Report
Legg Mason Multiple Discipline Funds All Cap Growth and Value	August 28, 2006	April 30, 2006 (Board discussion of approval of management agreement)	N/A

Legg Mason Multiple Discipline Funds Large Cap Growth and Value	August 28, 2006	April 30, 2006 (Board discussion of approval of management agreement)	N/A

Legg Mason Multiple Discipline Funds Global All Cap Growth and Value	August 28, 2006	April 30, 2006 (Board discussion of approval of management agreement)	N/A

Legg Mason Multiple Discipline Funds All Cap and International	August 28, 2006	April 30, 2006 (Board discussion of approval of management agreement)	N/A

Legg Mason Partners Growth and Income Fund	February 28, 2006	October 31, 2005 (Board discussion of approval of management agreement)	April 30, 2006

L-1

APPENDIX M

Instructions for Signing the Proxy Card

The following general rules for signing the proxy card may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid Signature

Corporate Accounts
(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith Jr., Executor

M-1

Legg Mason Partners Investment Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION

November 13, 2006

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:
Legg Mason Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Multiple Discipline Funds All Cap Growth and Value

Legg Mason Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Multiple Discipline Funds All Cap Growth and Value

Legg Mason Multiple Discipline Funds All Cap and International	Legg Mason Multiple Discipline Funds All Cap Growth and Value

Legg Mason Partners Growth and Income Fund	Legg Mason Multiple Discipline Funds All Cap Growth and Value

125 Broad Street New York, New York 10004 1-800-451-2010	125 Broad Street New York, New York 10004 1-800-451-2010

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated November 13, 2006, relating specifically to the proposed transfer of all of the assets and the assumption of all of the liabilities of Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value, Legg Mason Multiple Discipline Funds Global All Cap Growth and Value, Legg Mason Multiple Discipline Funds All Cap and International and Legg Mason Partners Growth and Income Fund (each, an “Acquired Fund” and collectively, the “Acquired Funds”) in exchange for shares of Legg Mason Multiple Discipline Funds All Cap Growth and Value (the “Acquiring Fund”) having an aggregate value equal to those of the relevant Acquired Fund. To obtain a copy of the Proxy Statement/Prospectus, please write to the Acquiring Funds at the address set forth above or call 1-800-451-2010. The transfers are to occur pursuant to the Reorganization Agreements. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

1

GENERAL INFORMATION

A Special Meeting of Shareholders of the Acquired Funds to consider the Reorganizations will be held at the offices of Bingham McCutchen LLP, 399 Park Avenue, 19th Floor, New York, NY 10022, on December 20, 2006, at 1:00 p.m., Eastern time, for the following purposes:

FINANCIAL STATEMENTS AND OTHER INCORPORATED DOCUMENTS

The Statement of Additional Information related to the Proxy Statement/Prospectus dated November 13, 2006 consists of this cover page, the accompanying pro forma financial statements and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.	The combined Statement of Additional Information of Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value, and Legg Mason Partners Multiple Discipline Funds All Cap and International dated August 28, 2006, as supplemented to date. SEC FILE DATE: August 25, 2006 (ACCESSION NO. 0001193125-06-180012).

2.	The combined Prospectus of Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value, and Legg Mason Partners Multiple Discipline Funds All Cap and International dated August 28, 2006, as supplemented to date. SEC FILE DATE: August 25, 2006 (ACCESSION NO. 0001193125-06-180012).

3.	The Prospectus and Statement of Additional Information of Legg Mason Partners Growth and Income Fund dated February 28, 2006, as supplemented to date. SEC FILE DATE: February 27, 2006 (ACCESSION NO. 0001193125-06-039034).

4.	Annual report of Legg Mason Multiple Discipline Funds All Cap Growth and Value for the year ended April 30, 2006. SEC FILE DATE: JULY 10, 2006 (ACCESSION NO. 0001193125-06-144029).

5.	Annual report of Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value for the year ended April 30, 2006. SEC FILE DATE: JULY 10, 2006 (ACCESSION NO. 0001193125-06-143847).

6.	Annual report of Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value for the year ended April 30, 2006. SEC FILE DATE: JULY 10, 2006 (ACCESSION NO. 0001193125-06-143856).

7.	Annual report of Legg Mason Partners Multiple Discipline Funds All Cap and International for the year ended April 30, 2006. SEC FILE DATE: JULY 10, 2006 (ACCESSION NO. 0001193125-06-144087).

8.	Annual report of Legg Mason Partners Growth and Income Fund for the year ended October 31, 2005. SEC FILE DATE: January 9, 2006 (ACCESSION NO. 0001193125-06-003221).

9.	Semi-annual report of Legg Mason Partners Growth and Income Fund for the period ended April 30, 2006. SEC FILE DATE: JULY 7, 2006 (ACCESSION NO. 0001193125-06-143071).

2

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3

Pro Forma Combined Schedule of Investments

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds All Cap and International, Legg Mason Partners Growth and Income Fund and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

As of April 30, 2006 (Unaudited)

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Shares	Shares	Shares	Shares	Shares	Shares	Security
COMMON STOCKS — 97.9%
CONSUMER DISCRETIONARY — 13.1%
Automobiles — 0.0%
—	21,300	6,080	—	—	27,380	Honda Motor Co., Ltd., Sponsored ADR

Hotels, Restaurants & Leisure — 1.8%
—	—	34,240	—	—	34,240	Compass Group PLC, Sponsored ADR
39,540	29,130	5,420	402,300	70,630	547,020	McDonald’s Corp.
—	—	—	142,000	—	142,000	Station Casinos Inc.

						Total Hotels, Restaurants & Leisure

Household Durables — 1.2%
—	—	2,000	—	—	2,000	Electrolux AB, Sponsored ADR
—	20,000	3,290	—	—	23,290	Koninklijke Philips Electronics NV, New York Registered Shares
44,250	28,085	—	390,500	—	462,835	Newell Rubbermaid Inc.
—	—	—	223,200	—	223,200	Toll Brothers Inc. *

						Total Household Durables

Internet & Catalog Retail — 0.7%
38,000	26,500	4,280	—	59,000	127,780	Amazon.com Inc. *
20,000	37,145	9,325	—	94,150	160,620	Expedia Inc. *
49,000	34,145	5,895	—	76,550	165,590	IAC/InterActiveCorp. *

						Total Internet & Catalog Retail

Leisure Equipment & Products — 0.2%
—	—	11,070	—	138,590	149,660	Hasbro Inc.

Media — 6.5%
—	49,800	11,020	—	109,325	170,145	Cablevision Systems Corp., New York Group, Class A Shares *
—	—	4,745	—	66,500	71,245	Clear Channel Communications Inc.
—	—	2,300	—	—	2,300	Comcast Corp., Class A Shares *
—	86,400	15,650	—	190,890	292,940	Comcast Corp., Special Class A Shares *
—	17,420	3,221	—	45,840	66,481	Discovery Holding Co., Class A Shares *
28,000	16,500	—	301,100	—	345,600	EchoStar Communications Corp., Class A Shares *
—	32,600	—	—	—	32,600	Grupo Televisa SA, Sponsored ADR
—	—	25,700	—	309,500	335,200	Interpublic Group of Cos. Inc. *
—	10,165	3,200	—	29,045	42,410	Liberty Global Inc., Series A Shares *
—	4,165	3,000	—	14,045	21,210	Liberty Global Inc., Series C Shares *
188,700	365,500	43,560	—	548,400	1,146,160	Liberty Media Corp., Class A Shares *

See Notes to Pro Forma Combined Financial Statements.

4

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Value	Value	Value	Value	Value	Value	Value

—	$ 754,659	$215,414	—	—		$ 970,073

—	—	147,188	—	—		147,188
$1,366,898	1,007,023	187,369	$13,907,511	$2,441,679		18,910,480
—	—	—	10,945,360	—		10,945,360

1,366,898	1,007,023	334,557	24,852,871	2,441,679		30,003,028

—	—	120,250	—	—		120,250
—	689,600	113,439	—	—		803,039
1,213,335	770,091	—	10,707,510	—		12,690,936
—	—	—	7,175,880	—		7,175,880

1,213,335	1,459,691	233,689	17,883,390	—		20,790,105

1,337,980	933,065	150,699	—	2,077,390		4,499,134
373,000	692,755	173,911	—	1,755,898		2,995,564
1,414,630	985,766	170,189	—	2,209,998		4,780,583

3,125,610	2,611,586	494,799	—	6,043,286		12,275,281

—	—	218,190	—	2,731,609		2,949,799

—	1,009,446	223,375	—	2,216,018		3,448,839
—	—	135,375	—	1,897,245		2,032,620
—	—	71,185	—	—		71,185
—	2,663,712	482,489	—	5,885,139		9,031,340
—	259,558	47,993	—	683,016		990,567
865,200	509,850	—	9,303,990	—		10,679,040
—	691,120	—	—	—		691,120
—	—	246,206	—	2,965,010		3,211,216
—	210,517	66,272	—	601,522		878,311
—	83,175	59,910	—	280,479		423,564
1,575,645	3,051,925	363,726	—	4,579,140		9,570,436

See Notes to Pro Forma Combined Financial Statements.

5

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Shares	Shares	Shares	Shares	Shares	Shares	Security
—	—	2,100	—	—	2,100	Mediaset SpA, Sponsored ADR
109,500	137,200	19,010	852,600	235,420	1,353,730	News Corp., Class B Shares
—	—	21,610	—	199,240	220,850	Pearson PLC, Sponsored ADR
—	—	4,250	—	—	4,250	Publicis Groupe, Sponsored ADR
—	—	500	—	—	500	Reuters Group PLC, Sponsored ADR
251,300	170,240	37,300	708,400	449,200	1,616,440	Time Warner Inc.
—	—	2,200	—	—	2,200	Vivendi Universal SA, Sponsored ADR
76,400	54,900	19,710	—	253,500	404,510	Walt Disney Co.
—	11,410	—	—	—	11,410	WPP Group PLC, Sponsored ADR

						Total Media

Multiline Retail — 0.1%
15,500	9,750	—	—	—	25,250	Target Corp.

Specialty Retail — 2.6%
37,000	25,500	4,740	—	60,500	127,740	Bed Bath & Beyond Inc. *
—	—	—	253,100	—	253,100	Best Buy Co. Inc.
—	48,000	7,500	—	110,540	166,040	Charming Shoppes Inc. *
68,800	46,295	13,750	—	171,400	300,245	Home Depot Inc.
—	—	21,520	—	—	21,520	Kingfisher PLC, Sponsored ADR
—	—	—	396,500	—	396,500	Staples Inc.

						Total Specialty Retail

						TOTAL CONSUMER DISCRETIONARY

CONSUMER STAPLES — 9.3%
Beverages — 2.2%
67,500	46,050	8,010	—	108,700	230,260	Coca-Cola Co.
—	10,840	—	—	—	10,840	Diageo PLC, Sponsored ADR
—	—	900	—	15,000	15,900	Molson Coors Brewing Co., Class B Shares
36,500	22,740	4,300	331,700	58,305	453,545	PepsiCo Inc.

						Total Beverages

Food & Staples Retailing — 1.9%
—	—	2,360	—	—	2,360	Carrefour SA (a)
74,690	49,790	—	—	—	124,480	Kroger Co.
—	—	6,400	—	86,830	93,230	Safeway Inc.
—	39,430	—	—	—	39,430	Tesco PLC, Sponsored ADR
—	24,900	—	—	—	24,900	Wal-Mart de Mexico SA de CV, Series V Shares, Sponsored ADR
—	—	5,360	486,500	73,000	564,860	Wal-Mart Stores Inc.

						Total Food & Staples Retailing

Food Products — 3.3%
—	27,100	—	—	—	27,100	Groupe Danone, Sponsored ADR
—	—	—	355,000	—	355,000	Kellogg Co.
—	—	6,600	—	78,000	84,600	Kraft Foods Inc., Class A Shares
—	—	—	308,500	—	308,500	McCormick & Co. Inc., Non Voting Shares

See Notes to Pro Forma Combined Financial Statements.

6

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Value	Value	Value	Value	Value	Value	Value
—	—	$ 79,596	—	—		$ 79,596
$ 1,996,185	$ 2,501,156	346,552	$ 15,542,898	$ 4,291,706		24,678,497
—	—	299,299	—	2,759,474		3,058,773
—	—	176,800	—	—		176,800
—	—	21,240	—	—		21,240
4,372,620	2,962,176	649,020	12,326,160	7,816,080		28,126,056
—	—	80,366	—	—		80,366
2,136,144	1,535,004	551,092	—	7,087,860		11,310,100
—	703,883	—	—	—		703,883

10,945,794	16,181,522	3,900,496	37,173,048	41,062,689		109,263,549

823,050	517,725	—	—	—		1,340,775

1,418,950	977,925	181,779	—	2,320,175		4,898,829
—	—	—	14,340,646	—		14,340,646
—	660,000	103,125	—	1,519,925		2,283,050
2,747,184	1,848,559	549,038	—	6,844,002		11,988,783
—	—	182,382	—	—		182,382
—	—	—	10,471,565	—		10,471,565

4,166,134	3,486,484	1,016,324	24,812,211	10,684,102		44,165,255

21,640,821	26,018,690	6,413,469	104,721,520	62,963,365		221,757,865

2,832,300	1,932,258	336,100	—	4,561,052		9,661,710
—	718,150	—	—	—		718,150
—	—	66,474	—	1,107,900		1,174,374
2,125,760	1,324,377	250,432	19,318,208	3,395,683		26,414,460

4,958,060	3,974,785	653,006	19,318,208	9,064,635		37,968,694

—	—	135,346	—	—		135,346
1,513,219	1,008,745	—	—	—		2,521,964
—	—	160,832	—	2,182,038		2,342,870
—	702,840	—	—	—		702,840
—	714,008	—	—	—		714,008
—	—	241,361	21,907,095	3,287,190		25,435,646

1,513,219	2,425,593	537,539	21,907,095	5,469,228		31,852,674

—	715,440	—	—	—		715,440
—	—	—	16,440,050	—		16,440,050
—	—	206,184	—	2,436,720		2,642,904
—	—	—	10,745,055	—		10,745,055

See Notes to Pro Forma Combined Financial Statements.

7

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Shares	Shares	Shares	Shares	Shares	Shares	Security
—	13,430	—	—	—	13,430	Nestle SA, Sponsored ADR
65,040	42,000	—	672,300	—	779,340	Sara Lee Corp.
—	—	3,240	—	—	3,240	Tate & Lyle PLC, Sponsored ADR
—	—	3,810	—	92,500	96,310	Unilever PLC, Sponsored ADR
34,100	22,140	3,860	—	51,970	112,070	Wm. Wrigley Jr. Co.
8,525	5,535	965	—	12,992	28,017	Wm. Wrigley Jr. Co., Class B Shares

						Total Food Products

Household Products — 1.6%
21,400	12,540	1,500	—	15,000	50,440	Kimberly-Clark Corp.
48,250	36,000	6,250	247,000	77,750	415,250	Procter & Gamble Co.

						Total Household Products

Tobacco — 0.3%
34,200	19,800	—	—	—	54,000	Altria Group Inc.
—	—	4,525	—	—	4,525	British American Tobacco PLC, Sponsored ADR

						Total Tobacco

						TOTAL CONSUMER STAPLES

ENERGY — 8.9%
Energy Equipment & Services — 2.2%
—	—	1,870	—	21,600	23,470	Baker Hughes Inc.
—	—	—	156,500	—	156,500	ENSCO International Inc.
—	—	3,670	189,600	44,600	237,870	GlobalSantaFe Corp.
—	15,000	3,000	—	35,540	53,540	Grant Prideco Inc. *
15,500	10,000	—	—	—	25,500	Halliburton Co.
8,500	7,000	—	—	—	15,500	Noble Corp.
—	35,100	6,080	—	78,160	119,340	Weatherford International Ltd. *

						Total Energy Equipment & Services

Oil, Gas & Consumable Fuels — 6.7%
—	16,100	4,490	—	59,000	79,590	Anadarko Petroleum Corp.
—	14,350	2,620	—	44,420	61,390	BP PLC, Sponsored ADR
—	—	1,750	—	14,000	15,750	Chevron Corp.
12,960	11,546	—	147,512	—	172,018	ConocoPhillips
—	18,800	6,810	391,900	103,150	520,660	Exxon Mobil Corp.
—	—	4,370	—	—	4,370	Frontline Ltd.
—	—	3,110	—	41,280	44,390	Murphy Oil Corp.
—	—	—	170,600	—	170,600	Nexen Inc.
—	—	2,810	—	—	2,810	PetroChina Co., Ltd., Sponsored ADR
20,000	12,550	—	—	—	32,550	Royal Dutch Shell PLC, Sponsored ADR, Class A Shares
—	—	2,879	—	—	2,879	Royal Dutch Shell PLC, Sponsored ADR, Class B Shares
11,500	6,500	—	115,600	—	133,600	Suncor Energy Inc.
16,050	13,790	1,330	158,400	—	189,570	Total SA, Sponsored ADR
—	—	9,460	—	119,930	129,390	Williams Cos. Inc.

						Total Oil, Gas & Consumable Fuels

						TOTAL ENERGY

See Notes to Pro Forma Combined Financial Statements.

8

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Value	Value	Value	Value	Value	Value	Value
—	$ 1,025,380	—	—	—		$ 1,025,380
$ 1,162,265	750,540	—	$12,014,001	—		13,926,806
—	—	$ 130,896	—	—		130,896
—	—	162,801	—	$ 3,952,525		4,115,326
1,605,087	1,042,130	181,690	—	2,446,228		5,275,135
401,527	260,699	45,452	—	611,923		1,319,601

3,168,879	3,794,189	727,023	39,199,106	9,447,396		56,336,593

1,252,542	733,966	87,795	—	877,950		2,952,253
2,808,633	2,095,560	363,812	14,377,870	4,525,828		24,171,703

4,061,175	2,829,526	451,607	14,377,870	5,403,778		27,123,956

2,502,072	1,448,568	—	—	—		3,950,640
—	—	231,227	—	—		231,227

2,502,072	1,448,568	231,227	—	—		4,181,867

16,203,405	14,472,661	2,600,402	94,802,279	29,385,037		157,463,784

—	—	151,152	—	1,745,928		1,897,080
—	—	—	8,371,185	—		8,371,185
—	—	224,641	11,605,416	2,729,966		14,560,023
—	768,000	153,600	—	1,819,648		2,741,248
1,211,325	781,500	—	—	—		1,992,825
670,990	552,580	—	—	—		1,223,570
—	1,857,843	321,814	—	4,137,009		6,316,666

1,882,315	3,959,923	851,207	19,976,601	10,432,551		37,102,597

—	1,687,602	470,642	—	6,184,380		8,342,624
—	1,057,882	193,146	—	3,274,642		4,525,670
—	—	106,785	—	854,280		961,065
867,024	772,427	—	9,868,553	—		11,508,004
—	1,185,904	429,575	24,721,052	6,506,702		32,843,233
—	—	140,539	—	—		140,539
—	—	156,060	—	2,071,430		2,227,490
—	—	—	9,980,100	—		9,980,100
—	—	315,844	—	—		315,844
1,362,600	855,032	—	—	—		2,217,632
—	—	205,589	—	—		205,589
986,010	557,310	—	9,911,544	—		11,454,864
2,215,221	1,903,296	183,567	21,862,368	—		26,164,452
—	—	207,458	—	2,630,065		2,837,523

5,430,855	8,019,453	2,409,205	76,343,617	21,521,499		113,724,629

7,313,170	11,979,376	3,260,412	96,320,218	31,954,050		150,827,226

See Notes to Pro Forma Combined Financial Statements.

9

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Shares	Shares	Shares	Shares	Shares	Shares	Security
FINANCIALS — 19.2%
Capital Markets — 4.3%
—	—	1,350	—	14,034	15,384	Ameriprise Financial Inc.
20,300	10,000	—	—	—	30,300	Bank of New York Co. Inc.
7,400	4,795	1,000	126,900	10,000	150,095	Goldman Sachs Group Inc.
—	14,000	2,370	—	30,600	46,970	Lehman Brothers Holdings Inc.
62,600	44,900	8,565	244,700	96,710	457,475	Merrill Lynch & Co. Inc.
—	30,510	—	—	—	30,510	Nomura Holdings Inc., Sponsored ADR
—	—	—	—	40,210	40,210	State Street Corp.
—	7,650	—	—	—	7,650	UBS AG, Registered Shares

						Total Capital Markets

Commercial Banks — 4.5%
—	—	4,570	—	—	4,570	ABN AMRO Holding NV, Sponsored ADR
—	—	2,315	—	—	2,315	Allied Irish Banks PLC, Sponsored ADR
49,218	33,460	6,355	423,854	82,842	595,729	Bank of America Corp.
—	9,490	—	—	—	9,490	Bank of Ireland, Sponsored ADR
—	—	3,255	—	—	3,255	BNP Paribas SA, Sponsored ADR
—	—	2,630	—	—	2,630	Credit Suisse Group, Sponsored ADR
—	7,700	—	—	—	7,700	HSBC Holdings PLC, Sponsored ADR
—	64,130	—	—	—	64,130	Mitsubishi UFJ Financial Group Inc., Sponsored ADR
—	34,200	—	—	—	34,200	National Bank of Greece SA, Sponsored ADR
—	—	1,300	—	—	1,300	Shinhan Financial Group Co., Ltd., Sponsored ADR
—	36,510	—	—	—	36,510	United Overseas Bank Ltd., Sponsored ADR
25,800	17,575	—	190,400	—	233,775	Wachovia Corp.
31,500	18,800	—	374,700	—	425,000	Wells Fargo & Co.

						Total Commercial Banks

Consumer Finance — 2.4%
—	—	7,020	—	—	7,020	Acom Co., Ltd., Sponsored ADR
30,600	17,840	5,120	307,600	68,670	429,830	American Express Co.
25,000	14,950	—	144,400	—	184,350	Capital One Financial Corp.
—	7,310	—	—	—	7,310	ORIX Corp., Sponsored ADR

						Total Consumer Finance

Diversified Financial Services — 2.0%
—	17,960	4,000	—	—	21,960	ING Groep NV, Sponsored ADR
40,700	24,500	7,880	540,380	101,831	715,291	JPMorgan Chase & Co.
—	—	5,850	—	—	5,850	Zurich Financial Services AG, Sponsored ADR *

						Total Diversified Financial Services

Insurance — 4.4%
7,500	5,000	—	261,100	—	273,600	AFLAC Inc.
69,950	42,700	7,120	213,400	95,630	428,800	American International Group Inc.
—	19,500	4,330	—	—	23,830	AXA, Sponsored ADR

See Notes to Pro Forma Combined Financial Statements.

10

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Value	Value	Value	Value	Value	Value	Value

—	—	$ 66,204	—	$ 688,227		$ 754,431
$ 713,545	$ 351,500	—	—	—		1,065,045
1,186,146	768,591	160,290	$20,340,801	1,602,900		24,058,728
—	2,116,100	358,226	—	4,625,190		7,099,516
4,773,876	3,424,074	653,167	18,660,822	7,375,105		34,887,044
—	691,967	—	—	—		691,967
—	—	—	—	2,626,517		2,626,517
—	893,902	—	—	—		893,902

6,673,567	8,246,134	1,237,887	39,001,623	16,917,939		72,077,150

—	—	132,484	—	—		132,484
—	—	110,935	—	—		110,935
2,456,963	1,670,323	317,241	21,158,792	4,135,472		29,738,791
—	712,699	—	—	—		712,699
—	—	154,287	—	—		154,287
—	—	159,878	—	—		159,878
—	667,436	—	—	—		667,436
—	1,004,276	—	—	—		1,004,276
—	341,658	—	—	—		341,658
—	—	125,892	—	—		125,892
—	749,368	—	—	—		749,368
1,544,130	1,051,864	—	11,395,440	—		13,991,434
2,163,735	1,291,372	—	25,738,143	—		29,193,250

6,164,828	7,488,996	1,000,717	58,292,375	4,135,472		77,082,388

—	—	103,194	—	—		103,194
1,646,586	959,970	275,507	16,551,956	3,695,133		23,129,152
2,166,000	1,295,268	—	12,510,816	—		15,972,084
—	1,107,465	—	—	—		1,107,465

3,812,586	3,362,703	378,701	29,062,772	3,695,133		40,311,895

—	728,817	162,320	—	—		891,137
1,846,966	1,111,810	357,595	24,522,444	4,621,091		32,459,906
—	—	142,301	—	—		142,301

1,846,966	1,840,627	662,216	24,522,444	4,621,091		33,493,344

356,550	237,700	—	12,412,694	—		13,006,944
4,564,237	2,786,175	464,580	13,924,350	6,239,858		27,979,200
—	713,895	158,521	—	—		872,416

See Notes to Pro Forma Combined Financial Statements.

11

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Shares	Shares	Shares	Shares	Shares	Shares	Security
—	—	—	117	—	117	Berkshire Hathaway Inc., Class A Shares *
—	—	100	—	—	100	Berkshire Hathaway Inc., Class B Shares *
26,840	14,300	5,560	247,900	79,660	374,260	Chubb Corp.
—	—	2,350	—	—	2,350	Manulife Financial Corp.
9,500	8,000	—	—	—	17,500	Marsh & McLennan Cos. Inc.
27,000	18,380	—	—	—	45,380	St. Paul Travelers Cos. Inc.

						Total Insurance

Real Estate Management & Development — 0.0%
—	—	35,730	—	—	35,730	Henderson Land Development Co., Ltd., Sponsored ADR

Thrifts & Mortgage Finance — 1.6%
19,500	12,500	—	207,800	—	239,800	Golden West Financial Corp.
—	—	4,260	—	59,070	63,330	MGIC Investment Corp.
—	30,000	—	—	—	30,000	New York Community Bancorp Inc.
—	—	6,500	—	90,500	97,000	PMI Group Inc.

						Total Thrifts & Mortgage Finance

						TOTAL FINANCIALS

HEALTH CARE — 12.3%
Biotechnology — 3.9%
—	28,900	—	—	6,945	35,845	Alkermes Inc. *
50,200	35,900	7,815	270,204	93,900	458,019	Amgen Inc. *
46,000	68,600	11,670	—	154,750	281,020	Biogen Idec Inc. *
25,950	16,900	2,880	—	39,460	85,190	Genentech Inc. *
—	28,900	5,360	—	55,840	90,100	Genzyme Corp. *
—	34,200	4,300	—	92,000	130,500	ImClone Systems Inc. *
—	150,000	—	—	—	150,000	Isis Pharmaceuticals Inc. *
—	98,998	19,450	—	226,780	345,228	Millennium Pharmaceuticals Inc. *
—	75,000	—	—	—	75,000	Nanogen Inc. *

						Total Biotechnology

Health Care Equipment & Supplies — 0.0%
—	13,880	—	—	—	13,880	Smith & Nephew PLC, Sponsored ADR

Health Care Providers & Services — 2.1%
—	—	—	182,350	—	182,350	Coventry Health Care Inc. *
30,500	66,900	9,090	263,600	99,300	469,390	UnitedHealth Group Inc.
21,000	12,500	—	—	—	33,500	WellPoint Inc. *

						Total Health Care Providers & Services

Pharmaceuticals — 6.3%
23,000	15,000	6,770	—	88,585	133,355	Abbott Laboratories
—	—	2,500	—	38,000	40,500	Eli Lilly & Co.
—	38,000	6,660	—	82,695	127,355	Forest Laboratories Inc. *
—	19,170	4,240	—	56,400	79,810	GlaxoSmithKline PLC, Sponsored ADR
67,450	44,655	10,990	—	140,700	263,795	Johnson & Johnson

See Notes to Pro Forma Combined Financial Statements.

12

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Value	Value	Value	Value	Value	Value	Value
—	—	—	$ 10,413,000	—		$ 10,413,000
—	—	$ 295,200	—	—		295,200
$ 1,383,334	$ 737,022	286,562	12,776,766	$ 4,105,676		19,289,360
—	—	153,432	—	—		153,432
291,365	245,360	—	—	—		536,725
1,188,810	809,271	—	—	—		1,998,081

7,784,296	5,529,423	1,358,295	49,526,810	10,345,534		74,544,358

—	—	209,903	—	—		209,903

1,401,465	898,375	—	14,934,586	—		17,234,426
—	—	301,182	—	4,176,249		4,477,431
—	516,300	—	—	—		516,300
—	—	299,975	—	4,176,575		4,476,550

1,401,465	1,414,675	601,157	14,934,586	8,352,824		26,704,707

27,683,708	27,882,558	5,448,876	215,340,610	48,067,993		324,423,745

—	620,483	—	—	149,109		769,592
3,398,540	2,430,430	529,075	18,292,811	6,357,030		31,007,886
2,063,100	3,076,710	523,399	—	6,940,538		12,603,747
2,068,475	1,347,099	229,565	—	3,145,357		6,790,496
—	1,767,524	327,818	—	3,415,174		5,510,516
—	1,234,620	155,230	—	3,321,200		4,711,050
—	1,287,000	—	—	—		1,287,000
—	898,902	176,606	—	2,059,162		3,134,670
—	192,750	—	—	—		192,750

7,530,115	12,855,518	1,941,693	18,292,811	25,387,570		66,007,707

—	577,408	—	—	—		577,408

—	—	—	9,057,325	—		9,057,325
1,517,070	3,327,606	452,137	13,111,464	4,939,182		23,347,459
1,491,000	887,500	—	—	—		2,378,500

3,008,070	4,215,106	452,137	22,168,789	4,939,182		34,783,284

983,020	641,100	289,350	—	3,786,123		5,699,593
—	—	132,300	—	2,010,960		2,143,260
—	1,534,440	268,931	—	3,339,224		5,142,595
—	1,090,390	241,171	—	3,208,032		4,539,593
3,953,244	2,617,230	644,124	—	8,246,427		15,461,025

See Notes to Pro Forma Combined Financial Statements.

13

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Shares	Shares	Shares	Shares	Shares	Shares	Security
18,600	25,450	2,745	—	34,500	81,295	Novartis AG, Sponsored ADR
—	11,550	—	—	—	11,550	Novo-Nordisk A/S, Sponsored ADR
156,120	108,500	26,690	—	322,110	613,420	Pfizer Inc.
29,000	20,000	5,320	362,500	—	416,820	Sanofi-Aventis, Sponsored ADR
—	—	—	460,500	—	460,500	Teva Pharmaceutical Industries Ltd., Sponsored ADR
—	—	6,390	196,700	76,390	279,480	Wyeth

						Total Pharmaceuticals

						TOTAL HEALTH CARE

INDUSTRIALS — 10.5%
Aerospace & Defense — 3.5%
—	—	5,950	—	—	5,950	BAE Systems PLC, Sponsored ADR
15,500	10,470	2,000	290,000	26,000	343,970	Boeing Co.
—	—	6,975	—	90,750	97,725	Honeywell International Inc.
—	16,400	2,980	—	37,935	57,315	L-3 Communications Holdings Inc.
—	—	—	238,400	—	238,400	Orbital Sciences Corp. *
18,500	11,400	5,960	272,600	80,000	388,460	Raytheon Co.

						Total Aerospace & Defense

Air Freight & Logistics — 0.0%
—	—	4,320	—	—	4,320	TNT NV, Sponsored ADR

Airlines — 0.2%
—	—	13,190	—	164,100	177,290	Southwest Airlines Co.

Building Products — 1.2%
22,000	15,000	—	610,000	—	647,000	Masco Corp.

Commercial Services & Supplies — 0.1%
21,300	13,125	—	—	—	34,425	Avery Dennison Corp.

Construction & Engineering — 0.0%
—	—	500	—	—	500	Vinci SA, ADR

Electrical Equipment — 0.2%
—	—	3,540	—	40,000	43,540	Emerson Electric Co.

Industrial Conglomerates — 4.1%
82,100	57,680	10,140	1,079,400	137,600	1,366,920	General Electric Co.
—	—	3,290	—	—	3,290	HBOS PLC, Sponsored ADR
—	14,460	—	—	—	14,460	Hutchison Whampoa Ltd., ADR
—	—	500	—	—	500	Siemens AG, Sponsored ADR
18,450	11,000	—	104,700	—	134,150	Textron Inc.
—	29,000	—	—	—	29,000	Tomkins PLC, Sponsored ADR
—	89,750	16,190	—	202,225	308,165	Tyco International Ltd.

						Total Industrial Conglomerates

Machinery — 1.2%
—	—	3,440	—	40,050	43,490	Caterpillar Inc.
—	33,500	5,860	—	77,105	116,465	Pall Corp.

See Notes to Pro Forma Combined Financial Statements.

14

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Value	Value	Value	Value	Value	Value	Value
$ 1,069,686	$ 1,463,629	$ 157,865	—	$ 1,984,095		$ 4,675,275
—	743,242	—	—	—		743,242
3,954,520	2,748,305	676,057	—	8,159,047		15,537,929
1,364,160	940,800	250,253	$17,052,000	—		19,607,213
—	—	—	18,650,250	—		18,650,250
—	—	311,001	9,573,389	3,717,901		13,602,291

11,324,630	11,779,136	2,971,052	45,275,639	34,451,809		105,802,266

21,862,815	29,427,168	5,364,882	85,737,239	64,778,561		207,170,665

—	—	183,260	—	—		183,260
1,293,475	873,721	166,900	24,200,500	2,169,700		28,704,296
—	—	296,437	—	3,856,875		4,153,312
—	1,339,880	243,466	—	3,099,289		4,682,635
—	—	—	3,730,960	—		3,730,960
818,995	504,678	263,849	12,068,002	3,541,600		17,197,124

2,112,470	2,718,279	1,153,912	39,999,462	12,667,464		58,651,587

—	—	155,693	—	—		155,693

—	—	213,942	—	2,661,702		2,875,644

701,800	478,500	—	19,459,000	—		20,639,300

1,331,250	820,313	—	—	—		2,151,563

—	—	12,400	—	—		12,400

—	—	300,723	—	3,398,000		3,698,723

2,839,839	1,995,151	350,743	37,336,446	4,759,584		47,281,763
—	—	172,675	—	—		172,675
—	710,709	—	—	—		710,709
—	—	47,320	—	—		47,320
1,659,577	989,450	—	9,417,765	—		12,066,792
—	720,070	—	—	—		720,070
—	2,364,913	426,606	—	5,328,629		8,120,148

4,499,416	6,780,293	997,344	46,754,211	10,088,213		69,119,477

—	—	260,545	—	3,033,387		3,293,932
—	1,011,030	176,855	—	2,327,029		3,514,914

See Notes to Pro Forma Combined Financial Statements.

15

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Shares	Shares	Shares	Shares	Shares	Shares	Security
7,500	6,000	—	148,200	—	161,700	Parker Hannifin Corp.

						Total Machinery

Marine — 0.0%
—	—	3,300	—	—	3,300	Stolt-Nielsen SA, Sponsored ADR

						TOTAL INDUSTRIALS

INFORMATION TECHNOLOGY — 16.1%
Communications Equipment — 4.0%
—	—	—	439,334	—	439,334	ADC Telecommunications Inc. *
—	75,000	—	—	—	75,000	C-COR Inc. *
133,600	97,000	32,370	649,000	393,900	1,305,870	Cisco Systems Inc. *
37,500	25,600	—	—	—	63,100	Comverse Technology Inc. *
—	—	8,350	194,400	140,100	342,850	Motorola Inc.
65,000	75,750	5,490	—	120,965	267,205	Nokia Oyj, Sponsored ADR
—	—	—	283,800	—	283,800	QUALCOMM Inc.

						Total Communications Equipment

Computers & Peripherals — 1.7%
74,600	47,920	9,415	—	115,990	247,925	Dell Inc. *
19,490	13,660	1,885	132,100	25,380	192,515	International Business Machines Corp.
—	113,700	19,600	—	229,480	362,780	Maxtor Corp. *
—	11,720	2,030	—	27,400	41,150	SanDisk Corp. *

						Total Computers & Peripherals

Electronic Equipment & Instruments — 0.6%
—	—	5,430	—	77,000	82,430	Agilent Technologies Inc. *
—	—	—	262,500	—	262,500	Dolby Laboratories Inc., Class A Shares *
—	15,750	—	—	—	15,750	Mettler-Toledo International Inc. *

						Total Electronic Equipment & Instruments

Internet Software & Services — 1.0%
87,500	49,500	10,900	238,000	126,500	512,400	Yahoo! Inc. *

IT Services — 0.7%
—	—	—	276,300	—	276,300	Paychex Inc.

Office Electronics — 0.1%
—	14,650	2,150	—	—	16,800	Canon Inc., Sponsored ADR

Semiconductors & Semiconductor Equipment — 3.3%
—	—	7,260	—	120,000	127,260	Applied Materials Inc.
—	—	—	477,800	—	477,800	ASML Holding NV, NY Registered Shares *
—	23,700	4,450	—	54,190	82,340	Cree Inc. *
139,800	98,450	18,630	—	224,100	480,980	Intel Corp.
—	83,250	15,060	—	186,675	284,985	Micron Technology Inc. *
—	—	4,650	—	57,100	61,750	Novellus Systems Inc. *
—	—	21,236	—	326,152	347,388	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR

See Notes to Pro Forma Combined Financial Statements.

16

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Value	Value	Value	Value	Value	Value	Value
$ 607,875	$ 486,300	—	$ 12,011,610	—		$ 13,105,785

607,875	1,497,330	$ 437,400	12,011,610	$ 5,360,416		19,914,631

—	—	93,225	—	—		93,225

9,252,811	12,294,715	3,364,639	118,224,283	34,175,795		177,312,243

—	—	—	9,836,688	—		9,836,688
—	613,500	—	—	—		613,500
2,798,920	2,032,150	678,151	13,596,550	8,252,205		27,357,976
849,375	579,840	—	—	—		1,429,215
—	—	178,273	4,150,440	2,991,135		7,319,848
1,472,900	1,716,495	124,403	—	2,741,067		6,054,865
—	—	—	14,570,292	—		14,570,292

5,121,195	4,941,985	980,827	42,153,970	13,984,407		67,182,384

1,954,520	1,255,504	246,673	—	3,038,938		6,495,635
1,604,806	1,124,764	155,211	10,877,114	2,089,789		15,851,684
—	1,100,616	189,728	—	2,221,367		3,511,711
—	748,088	129,575	—	1,748,942		2,626,605

3,559,326	4,228,972	721,187	10,877,114	9,099,036		28,485,635

—	—	208,621	—	2,958,340		3,166,961
—	—	—	6,179,250	—		6,179,250
—	1,020,600	—	—	—		1,020,600

—	1,020,600	208,621	6,179,250	2,958,340		10,366,811

2,868,250	1,622,610	357,302	7,801,640	4,146,670		16,796,472

—	—	—	11,159,757	—		11,159,757

—	1,110,470	162,970	—	—		1,273,440

—	—	130,317	—	2,154,000		2,284,317
—	—	—	10,105,470	—		10,105,470
—	706,734	132,699	—	1,615,946		2,455,379
2,793,204	1,967,031	372,228	—	4,477,518		9,609,981
—	1,412,752	255,568	—	3,167,874		4,836,194
—	—	114,855	—	1,410,370		1,525,225
—	—	222,553	—	3,418,073		3,640,626

See Notes to Pro Forma Combined Financial Statements.

17

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Shares	Shares	Shares	Shares	Shares	Shares	Security
100,400	74,500	18,170	134,000	301,400	628,470	Texas Instruments Inc.

						Total Semiconductors & Semiconductor Equipment

Software — 4.7%
—	—	—	269,500	—	269,500	Adobe Systems Inc. *
—	24,000	4,210	—	55,385	83,595	Advent Software Inc. *
—	25,000	5,080	—	60,000	90,080	Autodesk Inc. *
25,500	19,000	3,350	163,300	44,000	255,150	Electronic Arts Inc. *
173,700	117,875	23,260	1,303,000	301,200	1,919,035	Microsoft Corp.
—	18,420	—	—	—	18,420	SAP AG, Sponsored ADR
—	19,800	—	—	—	19,800	Trend Micro Inc., Sponsored ADR

						Total Software

						TOTAL INFORMATION TECHNOLOGY

MATERIALS — 4.4%
Chemicals — 2.0%
16,450	11,550	—	—	—	28,000	Air Products & Chemicals Inc.
—	8,480	—	—	—	8,480	BASF AG, Sponsored ADR
—	18,740	—	—	—	18,740	BOC Group PLC, Sponsored ADR
—	—	2,920	—	36,500	39,420	Dow Chemical Co.
—	—	4,660	336,500	63,000	404,160	E.I. du Pont de Nemours & Co.
—	—	—	273,500	—	273,500	Ecolab Inc.
—	—	5,005	—	—	5,005	Syngenta AG, Sponsored ADR

						Total Chemicals

Construction Materials — 0.1%
—	29,490	4,920	—	—	34,410	CRH PLC, Sponsored ADR

Metals & Mining — 2.1%
—	—	8,805	—	100,120	108,925	Alcoa Inc.
—	—	—	1,053,388	—	1,053,388	Barrick Gold Corp.
—	—	2,450	—	—	2,450	POSCO, Sponsored ADR
—	2,990	—	—	—	2,990	Rio Tinto PLC, Sponsored ADR

						Total Metals & Mining

Paper & Forest Products — 0.2%
—	—	4,005	—	49,930	53,935	Weyerhaeuser Co.

						TOTAL MATERIALS

TELECOMMUNICATION SERVICES — 3.1%
Diversified Telecommunication Services — 0.5%
79,095	58,148	—	—	—	137,243	AT&T Inc.
—	—	2,770	—	—	2,770	BT Group PLC, Sponsored ADR
—	—	7,835	—	—	7,835	France Telecom SA, Sponsored ADR
—	31,500	—	—	—	31,500	Nippon Telegraph & Telephone Corp., Sponsored ADR

See Notes to Pro Forma Combined Financial Statements.

18

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Value	Value	Value	Value	Value	Value	Value
$ 3,484,884	$ 2,585,895	$ 630,681	$ 4,651,140	$10,461,594		$ 21,814,194

6,278,088	6,672,412	1,858,901	14,756,610	26,705,375		56,271,386

—	—	—	10,564,400	—		10,564,400
—	844,800	148,192	—	1,949,552		2,942,544
—	1,051,000	213,563	—	2,522,400		3,786,963
1,448,400	1,079,200	190,280	9,275,440	2,499,200		14,492,520
4,194,855	2,846,681	561,729	31,467,450	7,273,980		46,344,695
—	1,006,285	—	—	—		1,006,285
—	765,270	—	—	—		765,270

5,643,255	7,593,236	1,113,764	51,307,290	14,245,132		79,902,677

23,470,114	27,190,285	5,403,572	144,235,631	71,138,960		271,438,562

1,127,154	791,406	—	—	—		1,918,560
—	725,549	—	—	—		725,549
—	1,059,747	—	—	—		1,059,747
—	—	118,581	—	1,482,265		1,600,846
—	—	205,506	14,839,650	2,778,300		17,823,456
—	—	—	10,338,300	—		10,338,300
—	—	139,039	—	—		139,039

1,127,154	2,576,702	463,126	25,177,950	4,260,565		33,605,497

—	1,082,873	180,662	—	—		1,263,535

—	—	297,433	—	3,382,054		3,679,487
—	—	—	32,107,266	—		32,107,266
—	—	172,652	—	—		172,652
—	665,873	—	—	—		665,873

—	665,873	470,085	32,107,266	3,382,054		36,625,278

—	—	282,232	—	3,518,567		3,800,799

1,127,154	4,325,448	1,396,105	57,285,216	11,161,186		75,295,109

2,073,080	1,524,059	—	—	—		3,597,139
—	—	110,883	—	—		110,883
—	—	182,712	—	—		182,712
—	708,435	—	—	—		708,435

See Notes to Pro Forma Combined Financial Statements.

19

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Shares	Shares	Shares	Shares	Shares	Shares	Security
—	14,108	2,841	—	—	16,949	Telefonica SA, Sponsored ADR
—	—	3,030	—	—	3,030	Telenor ASA, Sponsored ADR
—	—	6,490	—	73,700	80,190	Verizon Communications Inc.

						Total Diversified Telecommunication Services

Wireless Telecommunication Services — 2.6%
24,000	15,400	—	145,200	—	184,600	ALLTEL Corp.
—	—	3,300	—	—	3,300	Rogers Communications Inc., Class B Shares
—	28,150	5,660	—	—	33,810	SK Telecom Co., Ltd., Sponsored ADR
85,980	60,488	—	929,615	—	1,076,083	Sprint Nextel Corp.
—	47,100	8,690	—	154,910	210,700	Vodafone Group PLC, Sponsored ADR

						Total Wireless Telecommunication Services

						TOTAL TELECOMMUNICATION SERVICES

UTILITIES — 1.0%
Electric Utilities — 0.1%
—	25,520	—	—	—	25,520	Endesa, SA, Sponsored ADR
—	—	3,500	—	—	3,500	E.ON AG, Sponsored ADR

						Total Electric Utilities

Gas Utilities — 0.0%
—	269,100	—	—	—	269,100	Hong Kong & China Gas, Sponsored ADR

Multi-Utilities — 0.9%
39,800	27,850	—	250,300	—	317,950	Sempra Energy
—	—	3,345	—	—	3,345	Suez SA, Sponsored ADR

						Total Multi-Utilities

						TOTAL UTILITIES

						TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
						(Cost — $1,391,365,917)

See Notes to Pro Forma Combined Financial Statements.

20

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Value	Value	Value	Value	Value	Value	Value
—	$677,043	$136,340	—	—		$813,383
—	—	105,171	—	—		105,171
—	—	214,365	—	$2,434,311		2,648,676

$ 2,073,080	2,909,537	749,471	—	2,434,311		8,166,399

1,544,880	991,298	—	$9,346,524	—		11,882,702
—	—	140,151	—	—		140,151
—	751,605	151,122	—	—		902,727
2,132,304	1,500,102	—	23,054,452	—		26,686,858
—	1,116,270	205,953	—	3,671,367		4,993,590

3,677,184	4,359,275	497,226	32,400,976	3,671,367		44,606,028

5,750,264	7,268,812	1,246,697	32,400,976	6,105,678		52,772,427

—	840,884	—	—	—		840,884
—	—	142,065	—	—		142,065

—	840,884	142,065	—	—		982,949

—	651,222	—	—	—		651,222

1,831,596	1,281,657	—	11,518,805	—		14,632,058
—	—	127,545	—	—		127,545

1,831,596	1,281,657	127,545	11,518,805	—		14,759,603

1,831,596	2,773,763	269,610	11,518,805	—		16,393,774

136,135,858	163,633,476	34,768,664	960,586,777	359,730,625		1,654,855,400

See Notes to Pro Forma Combined Financial Statements.

21

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Security
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreements — 1.8%
$3,796,000	—	—	$5,264,000	—	$9,060,000	State Street Bank & Trust Co., dated 4/28/06, 4.250% due 5/1/06; Proceeds at maturity - $9,063,208; (Fully collateralized by U.S. Treasury Note, 4.000% due 6/15/09; Market value - $9,247,184)
—	$9,282,000	$2,512,000	—	—	11,794,000

Interest in $513,793,000 joint tri-party repurchase agreement dated 4/28/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.790% due 5/1/06; Proceeds at maturity - $11,798,707; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 2.375

—	—	1,675,000	—	$7,588,000	9,263,000

Interest in $604,665,000 joint tri-party repurchase agreement dated 4/28/06 with Deutsche Bank Securities Inc., 4.790% due 5/1/06; Proceeds at maturity - $9,266,698; (Fully collateralized by various U.S. Government agency obligations 0.000% to 22.305% due 2/15/17 to 4/15/36; Market value - $9,448,260)

						TOTAL SHORT-TERM INVESTMENTS
						(Cost — $30,117,000)

						TOTAL INVESTMENTS — 99.7%
						(Cost — $1,421,482,917#)
						Other Assets in Excess of Liabilities — 0.3%

						TOTAL NET ASSETS — 100.0%

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
#	Aggregate cost for federal income tax purposes is substantially the same.
†	Reflects adjustments for estimated reorganization expenses of $140,000 related to the Acquired and Acquiring Funds.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Pro Forma Combined Financial Statements.

22

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Value	Value	Value	Value	Value	Value		Value

$ 3,796,000	—	—	$ 5,264,000	—			$ 9,060,000
—	$ 9,282,000	$ 2,512,000	—	—			11,794,000
—	—	1,675,000	—	$ 7,588,000			9,263,000

3,796,000	9,282,000	4,187,000	5,264,000	7,588,000			30,117,000

139,931,858	172,915,476	38,955,664	965,850,777	367,318,625			1,684,972,400

490,538	598,558	3,221	4,796,812	(248,697)	(140,000	)†	5,500,432

$140,422,396	$173,514,034	$38,958,885	$970,647,589	$367,069,928	$(140,000)		$1,690,472,832

See Notes to Pro Forma Combined Financial Statements.

23

Pro Forma Combined Statement of Assets and Liabilities

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds All Cap and International, Legg Mason Partners Growth and Income Fund and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

As of April 30, 2006 (Unaudited)

	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
ASSETS:
Investments, at cost	$134,934,764	$145,408,346	$31,394,977	$766,485,826	$313,142,004	—		$1,391,365,917
Repurchase agreements, at cost	3,796,000	9,282,000	4,187,000	5,264,000	7,588,000	—		30,117,000

Investments, at value	$136,135,858	$163,633,476	$34,768,664	$960,586,777	$359,730,625	—		$1,654,855,400
Repurchase agreements, at value	3,796,000	9,282,000	4,187,000	5,264,000	7,588,000	—		30,117,000
Cash	—	603	1,115	822	223	—		2,763
Receivable for securities sold	1,819,986	466,830	83,383	7,313,655	834,419	—		10,518,273
Receivable for Fund shares sold	33,141	1,016,677	312,944	278,250	169,769	—		1,810,781
Dividends and interest receivable	102,943	198,533	68,309	628,280	276,868	—		1,274,933
Prepaid expenses	6,875	12,016	23,954	16,978	27,484	—		87,307

Total Assets	141,894,803	174,610,135	39,445,369	974,088,762	368,627,388	—		1,698,666,457

LIABILITIES:
Due to custodian	682,764	—	—	—	—	—		682,764
Payable for securities purchased	410,609	739,920	259,745	728,538	589,737	—		2,728,549
Payable for Fund shares repurchased	151,908	111,099	120,972	879,872	523,708	—		1,787,559
Investment management fee payable	87,797	104,993	25,432	514,918	227,416	—		960,556
Distribution fees payable	30,296	26,487	7,231	48,990	78,606	—		191,610
Directors’/Trustees’ fees payable	265	—	320	34,434	1,571	—		36,590
Trustees’ retirement plan	—	—	—	320,240	—	—		320,240
Accrued expenses	108,768	113,602	72,784	914,181	136,422	$140,000	(a)	1,485,757

Total Liabilities	1,472,407	1,096,101	486,484	3,441,173	1,557,460	140,000		8,193,625

Total Net Assets	$140,422,396	$173,514,034	$38,958,885	$970,647,589	$367,069,928	$(140,000)		$1,690,472,832

NET ASSETS:
Par value	$15,193	$17,621	$3,009	$584	$40,177	$105,481		$182,065
Paid-in capital in excess of par value	286,637,291	222,616,159	35,303,233	837,330,608	530,228,786	(105,481)		1,912,010,596
Overdistributed net investment income	(25)	(199,006)	—	(342,984)	—	(140,000	)(a)	(682,015)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(147,431,157)	(67,146,518)	278,956	(60,441,570)	(209,787,656)	—		(484,527,945)
Net unrealized appreciation on investments and foreign currencies	1,201,094	18,225,778	3,373,687	194,100,951	46,588,621	—		263,490,131

Total Net Assets	$140,422,396	$173,514,034	$38,958,885	$970,647,589	$367,069,928	(140,000)		$1,690,472,832

See Notes to Pro Forma Combined Financial Statements.

24

	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Net Assets:								—
Class A	$40,182,330	$46,030,260	$16,303,471	$282,006,570	$91,561,791	$(42,276	)(a)	$476,042,146
Class B	56,671,289	27,547,093	5,045,130	102,817,993	71,865,421	(27,819	)(a)	263,919,107
Class C	43,568,777	57,776,148	17,610,284	4,506,881	190,538,080	(45,332	)(a)	313,954,838
Class Y	—	42,160,533	—	91,812,987	13,104,636	(10,452	)(a)	147,067,704
Class 1	—	—	—	489,503,158	—	(14,121	)(a)	489,489,037

	$140,422,396	$173,514,034	$38,958,885	$970,647,589	$367,069,928	$(140,000)		$1,690,472,832

Shares Outstanding:
Class A	4,249,418	4,583,195	1,254,851	16,869,437	9,717,894	13,853,533	(a)(b)	50,528,328
Class B	6,187,362	2,867,482	390,595	6,511,140	7,970,233	5,345,458	(a)(b)	29,272,270
Class C	4,756,253	5,998,215	1,363,982	274,321	21,105,193	1,280,342	(a)(b)	34,778,306
Class Y(e)	—	4,171,876	—	5,481,335	1,383,619	4,492,045	(a)(b)	15,528,875
Class 1(c)	—	—	—	29,274,766	—	22,680,807	(a)(b)	51,955,573
Net Asset Value:
Class A	$9.46	$10.04	$12.99	$16.72	$9.42			$9.42
Class B	$9.16	$9.61	$12.92	$15.79	$9.02			$9.02
Class C	$9.16	$9.63	$12.91	$16.43	$9.03			$9.03
Class Y(e)	—	$10.11	—	$16.75	$9.47			$9.47
Class 1(d)	—	—	—	$16.72	—			$9.42

(a)	Reflects adjustments for estimated reorganization expenses of $140,000.
(b)	Reflects adjustments to the number of shares outstanding due to the merger.
(c)	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value does not currently offer Class 1 shares. If the transaction is approved, Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value will offer Class 1 shares to accommodate shareholders of Class 1 of Legg Mason Growth and Income Fund.
(d)	Initial net asset value of Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value will be based upon the net asset value of Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Class A shares.
(e)	Class Y shares of Legg Mason Partners Multiple Disciplined Funds Global All Cap Growth and Value and Legg Mason Partners Multiple Disciplined Funds All Cap Growth and Value were fully redeemed on September 8, 2006.

See Notes to Pro Forma Combined Financial Statements.

25

Pro Forma Combined Statement of Operations

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds All Cap and International, Legg Mason Partners Growth and Income Fund and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

For the Twelve Months Ended April 30, 2006

	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
INVESTMENT INCOME:
Dividends	$2,500,349	$2,016,857	$409,061	$14,544,310	$4,802,780	—		$24,273,357
Interest	152,915	168,970	105,498	400,073	54,676	—		882,132
Income from securities lending	—	—	—	63,802	—	—		63,802
Less: Foreign taxes withheld	(29,023)	(56,423)	(10,612)	(199,637)	(34,195)	—		(329,890)
Interest expense	(8,080)	—	—	—	(16,248)	—		(24,328)

Total Investment Income	2,616,161	2,129,404	503,947	14,808,548	4,807,013	—		24,865,073

EXPENSES:
Investment management fee	1,239,589	1,144,735	208,414	6,449,625	2,877,216	$894,777	(a)	12,814,356
Distribution fees:
Class A	115,052	101,039	30,347	755,957	227,899	—		1,230,294
Class B	680,963	259,800	34,740	1,081,946	747,727	—		2,805,176
Class C	511,616	609,879	120,769	48,481	2,083,233	—		3,373,978
Transfer agent fees:
Class A	49,908	58,936	6,444	869,943	122,179	—		1,107,410
Class B	80,371	40,403	3,231	556,419	101,497	—		781,921
Class C	58,851	72,843	8,794	5,682	226,964	—		373,134
Class Y	—	6	247	180	21	—		454
Class 1	—	—	—	1,218,902	—	—		1,218,902
Shareholder reports:
Class A	15,764	15,485	23,049	45,825	19,755	(20,025	)(b)	99,853
Class B	29,401	16,987	14,038	24,039	22,361	(16,893	)(b)	89,933
Class C	20,145	26,086	24,497	1,069	49,189	(14,359	)(b)	106,627
Class Y	—	204	745	777	11	(345	)(b)	1,392
Class 1	—	—	—	53,446	—	(10,689	)(b)	42,757
Custody fees	22,143	20,830	71,671	73,499	27,012	—		215,155
Registration fees	35,872	50,447	79,782	103,551	53,842	(202,239	)(b)	121,255
Legal fees	24,137	23,207	30,912	76,365	32,922	(151,329	)(b)	36,214
Insurance	5,195	2,929	—	14,673	8,405	—		31,202
Audit and tax	26,979	32,228	29,700	29,045	30,000	(93,452	)(b)	54,500
Directors’/Trustees’ fees	7,167	10,463	8,071	96,343	19,167	—		141,211
Miscellaneous expenses	3,195	5,280	6,206	12,435	7,042	(24,405	)(b)	9,753

Total Expenses	2,926,348	2,491,787	701,657	11,518,202	6,656,442	361,041		24,655,477
Less: Fee waivers and/or expense reimbursements	(37,659)	(21,222)	(200,005)	(525,075)	(77,528)	552,395		(309,094)

Net Expenses	2,888,689	2,470,565	501,652	10,993,127	6,578,914	913,436		24,346,383

Net Investment Income (Loss)	(272,528)	(341,161)	2,295	3,815,421	(1,771,901)	(913,436)		518,690

See Notes to Pro Forma Combined Financial Statements.

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	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) From:
Investment transactions	10,611,784	(1,373,691)	322,380	79,051,999	6,284,426	—	94,896,898
Foreign currency transactions	(14)	(13)	10	(159)	—	—	(176)

Net Realized Gain	10,611,770	(1,373,704)	322,390	79,051,840	6,284,426	—	94,896,722

Change in Net Unrealized Appreciation/Depreciation From:
Investments	8,334,288	28,898,653	3,393,163	59,191,816	55,262,048	—	155,079,968
Foreign currencies	—	(402)	—	—	—	—	(402)

Change in Net Unrealized Appreciation/Depreciation	8,334,288	28,898,251	3,393,163	59,191,816	55,262,048	—	155,079,566

Increase From Payment by Affiliate	—	—	—	566,203	—	—	566,203

Net Gain on Investments and Foreign Currency Transactions	18,946,058	27,524,547	3,715,553	138,809,859	61,546,474	—	250,542,491

Increase in Net Assets From Operations	$18,673,530	$27,183,386	$3,717,848	$142,625,280	$59,774,573	$(913,436)	$251,061,181

(a)	To adjust expenses to reflect the Combined Fund’s estimated fees and expenses based upon the contractual rates in effect for Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value during the twelve months ended April 30, 2006. These adjustments do not reflect the contractual fee rate that would apply to Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value under the proposed Investment Management Agreement with Legg Mason Capital Management, Inc., which has been proposed for shareholder approval.
(b)	Reflects the elimination of duplicative expenses and economies of scale achieved as a result of the proposed Reorganization.

See Notes to Pro Forma Combined Financial Statements

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Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds All Cap and International, Legg Mason Partners Growth and Income Fund merger with Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Notes to Pro Forma Combined Financial Statements

(Unaudited)

1.	Basis of Combination:

The accompanying unaudited Pro Forma Combined Statement of Assets and Liabilities, including the Pro Forma Combined Schedule of Investments at April 30, 2006 and the related Pro Forma Combined Statement of Operations (“Pro Forma Statements”) for the twelve months ended April 30, 2006, reflect the accounts of Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds All Cap and International, Legg Mason Partners Growth and Income Fund (“Acquired Funds”) and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (“Acquiring Fund”), each a “Fund.” Following the combination, the Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value will be the accounting survivor.

Under the terms of the Reorganization Agreements, the exchange of assets of the Acquired Funds for shares of the Acquiring Fund will be treated as a tax-free Reorganization and accordingly, the tax-free Reorganization will be accounted for in an “as-if” pooling of interests. The combination would be accomplished by an acquisition of the net assets of the Acquired Funds in exchange for shares of the Acquiring Fund at net asset value. The unaudited Pro Forma Combined Schedule of Investments and the unaudited Pro Forma Combined Statement of Assets and Liabilities have been prepared as though the combination had been effective on April 30, 2006. The unaudited Pro Forma Combined Statement of Operations reflects the results of the Funds for the twelve months ended April 30, 2006 as if the Reorganization occurred on May 1, 2005. These pro forma statements have been derived from the books and records of the Funds utilized in calculating daily net asset values at the dates indicated above in conformity with U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity. The fiscal year ends are April 30 for Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds All Cap and International, and Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value and October 31 for Legg Mason Partners Growth and Income Fund.

The Pro Forma Combined Financial Statements should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statement of Additional Information.

The unaudited Pro Forma Combined Schedule of Investments does not reflect any adjustment for portfolio transactions because, upon consummation of the reorganization, no securities of the Acquired Fund would need to be sold in order for the Acquiring Fund to comply with its investment restrictions or policies. Because the Funds may buy and sell securities in the normal course of their operations, the schedule of investments at the time of reorganization may differ from that shown in the Pro Forma Combined Schedule of Investments.

2.	Use of Estimates:

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these Pro Forma Combined Financial Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

3.	Investment Valuation:

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been

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significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset values, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

4.	Capital Shares:

The unaudited pro forma net asset values per share assume additional shares of capital stock of the Acquiring Fund were issued in connection with the proposed acquisition of the Acquired Funds as of April 30, 2006. The number of additional shares issued was calculated by dividing the net asset value of each class of the Acquired Funds by the respective class net asset value per share of the Acquiring Fund.

Estimated reorganization expenses of $140,000 have been reflected in the Pro Forma Combined Statement of Assets and Liabilities and the Pro Forma Combined Capitalization Table.

5.	Pro Forma Operations:

In the Pro Forma Combined Statement of Operations certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment management fees and plan of distribution fees of the combined entity are based on the fee schedules in effect for the Acquiring Fund’s combined level of average net assets for the twelve months ended April 30, 2006.

6.	Federal Income Taxes:

It is the policy of the Funds to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their net investment income and net realized gains on investments, if any, to their shareholders. Therefore, no federal income tax provision is required.

TAX CAPITAL LOSS CARRYFORWARD

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value’s ability to carryforward the pre-reorganization losses of the Acquired Funds to effect post-reorganization gains of the combined fund is expected to be limited as a result of the reorganization due to application of loss limitation rules under federal law. The effect of this limitation will depend on the gains and losses in each Fund at the time of the reorganization. As a result, some portion of a Fund’s loss carryforward may expire unused.

As of the dates indicated below, the Funds had the following unused capital loss carryforwards:

Fiscal Year of Expiration	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (As of fiscal year ended April 30, 2006)	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (As of fiscal year ended April 30, 2006)	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (As of fiscal year ended April 30, 2006)	Legg Mason Partners Multiple Discipline Funds All Cap and International (As of fiscal year ended April 30, 2006)	Legg Mason Partners Growth and Income Fund (As of fiscal year ended October 31, 2005)
2009	$(20,884,186)	$—	$(2,212,646)	$—	$—
2010	(84,148,493)	—	(13,947,299)	—	(5,464,906)
2011	(97,831,240)	(86,953,771)	(35,524,842)	—	(110,481,479)
2012	(5,298,585)	(60,372,775)	(7,193,790)	—	—
2013	(128,083)	—	(6,674,357)	—	—
2014	—	—	(92,922)	—	—

Total	$(208,250,587)	$(147,326,546)	$(65,645,856)	$—	$(115,946,385)

The capital loss carryforward will have no annual limitation on the amount utilized under Section 382 of the Internal Revenue Code of 1986, as amended.

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